AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2018

REGISTRATION NO. 333-198590
AND NO. 811-22994

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 4 ☒

AND

REGISTRATION STATEMENT UNDER ☒

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 4 ☒

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

(Exact Name of Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY of New York

(Name of Depositor)

10350 Ormsby Park Place
Louisville, KY 40223
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (866) 667-0561

NAME AND ADDRESS OF AGENT FOR SERVICE:

CRAIG A. HAWLEY, ESQ.
GENERAL COUNSEL AND SECRETARY
Jefferson National Life Insurance Company of New York
10350 Ormsby Park Place
Louisville, Kentucky 40223

It is proposed that this filing will become effective:

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485

☒                                  on May 1, 2018 pursuant to paragraph (b) of Rule 485

☐                          60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                                    on         , pursuant to paragraph (a)(1) of Rule 485

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

The Registrant hereby agrees to amend this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.
 If appropriate check the following box:

☐                                    this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

Monument Advisor NY

Individual Variable Annuity

Issued by: JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

This prospectus describes the Monument Advisor NY Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company of New York (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain.  Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract.  Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions which are based on age are based on the age of the primary annuitant. Monument Advisor NY is available only in New York.

Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  Certain Investment Portfolios may only be available to you if you retain certain Investment Advisors.  You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly. Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.

For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

•  Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•  Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

The Contracts:

•  are not bank deposits

•  are not federally insured

•  are not endorsed by any bank or government agency

•  are not guaranteed and may be subject to loss of principal

Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this Prospectus or that we have referred you to.  We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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2

Annuity Contracts in General	22
Tax Status of the Contracts	22
Taxation of Non-Qualified Contracts	22
Taxation of Qualified Contracts	24
Possible Tax Law Changes	24
Other Information	24
Legal Proceedings	24
Abandoned Property Requirements	25
Proof of Age and Survival	25
Misstatements	25
Changes to Comply with Law and Amendments	25
The Separate Account	25
Distributor	26
Financial Statements	26
Appendix A—More Information About the Investment Portfolios	27
Appendix B — Condensed Financial Information	40
Privacy Notice	74
Table of Contents of the Statement of Additional Information	75

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Definitions of Special Terms

Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

ACCUMULATION PERIOD: The period during which you invest money in your Contract.

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ADJUSTED PARTIAL WITHDRAWAL: An amount equal to the greater of (1) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where (a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the Advisor Fee less the Excess Advisor Fee). Required minimum distributions are considered partial withdrawals and included in this calculation.

ADVISOR FEE:  Any fee charged by any financial adviser you hire and processed as such by the Company as a withdrawal from the Contract Value.

ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments.  On or after the Annuity Date, the Annuitant shall also include any joint Annuitant.  In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments.  If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary annuitant.

ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.

BENEFICIARY: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier.  Some of the Investment Options may impose earlier deadlines for trading.  These deadlines are described in further detail under the heading “Transfers”.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company of New York, also referred to as Jefferson National, We, Us, and Our.

CONTRACT: The Monument Advisor NY individual variable annuity contract, which provides variable investment options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE:  Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.

DUE PROOF OF DEATH:  When the Company receives both a death certificate, and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.

EXCESS ADVISOR FEE: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.

FINRA: Financial Industry Regulatory Authority, Inc.

FREE LOOK PERIOD: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is 10 days from receipt, or 60 days if a Replacement Contract.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.

INVESTMENT ADVISOR:  A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you (including a Registered Representative or insurance broker in the state of NY) to provide you investment advisory services.

            INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may either choose to set a target allocation to various Sub-accounts (which can include allocations to the money market sub-account) or elect to have 100% of your Purchase Payments invested in the money market Sub-account.  The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of

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Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JEFFERSON NATIONAL SERVICE CENTER: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 866.667.0561).

JOINT OWNER: The individual who co-owns the Contract with another person.

LOW COST FUND PLATFORM FEE: Fee imposed by the Company on Contract Value invested in certain optional low cost funds.  This fee is deducted daily from your Accumulation Units. See “Expenses — Low Cost Fund Platform Fee” for further details, including a list of the Investment Portfolios for which the Company currently imposes the fee.

MAXIMUM ADVISOR FEE: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.

MAXIMUM ADVISOR FEE PERCENTAGE:  2.00% per year.

MAXIMUM MATURITY DATE: The date on which the primary Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary annuitant.

NET CONTRACT VALUE:  An amount equal to the Contract Value reduced by the applicable portion of the Subscription Fee.

NON-NATURAL OWNER: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: You, the purchaser of the Contract are the Owner.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.

REGISTERED REPRESENTATIVE:  A person, appointed by Us, who is licensed by FINRA to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

REPLACEMENT CONTRACT:  A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).

SECURE ONLINE ACCOUNT:  Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence.  You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

SEPARATE ACCOUNT: Jefferson National Life of New York Annuity Account 1, which invests in the Investment Portfolios.

SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

SUBSCRIPTION FEE: $20 per month fee charged by Us to issue and administer the Contract.

TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

WEBSITE: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company of New York. You may obtain information about your Contract and request certain transactions through the Website.

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Highlights

The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our, the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life of New York Annuity Account 1(Separate Account). The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period.  You do pay any applicable Low Cost Fund  Platform Fees for certain Investment Portfolios, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.

The Contract includes a death which described in detail under the heading “Death Benefit.”

All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.

FREE LOOK. If you change your mind about owning the Contract, you cancel the Contract within 10 days after receiving it, or 60 days if it is a Replacement Contract, We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account.  If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract.  On the day We receive your request We will return your Contract Value. This refund amount will be the contract value plus the amount of fees and other charges deducted from gross consideration or imposed under the contract, if applicable, such as Subscription Fees. The amount will not include any underlying fund charges that may have been imposed. See Free Look section on page 12 for additional details.

TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 ½ when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits.

Document Delivery Requirements: Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios.  You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access.  If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website.  While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly.   We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year.  Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly.  We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year.  For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website.  Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.

We will deliver all other documents electronically to your Secure Online Account.  Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions.  We deliver transaction confirmations at or before the completion of your transactions.  We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year).  Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.

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We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract.  However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account.  Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account.  Upon request, We will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account.  If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

LOW COST FUND PLATFORM FEE.  The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

INQUIRIES. If you need more information, please go to www.nationwideadvisory.com or contact Us at:

Jefferson National Life Insurance Company of New York
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios.  State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee(1)	Current Charge None	Maximum Charge $25.00

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

Separate Account Annual Expenses Table

	Current Charge	Maximum Charge
Subscription Fee	$240 per Contract annually ($20.00 per month)	$240 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00

(1) All transfers made on the same day involving the same Investment Portfolio count as one transfer.  Certain restrictions apply as further described under the heading “Transfers — Excessive Trading Limits” and “Transfers — Short Term Trading Risk”.

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OPTIONAL LOW COST FUND PLATFORM

The next item shows the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio operating expenses, on Contract Value invested in certain low cost Investment Portfolios.  For further details, see “Expense — Low Cost Fund Platform Fee”.

	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to a given low cost fund)	0.05%	0.25%

PORTFOLIO OPERATING EXPENSES

The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the Investment portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

	Minimum	Maximum
Total Investment Portfolio operating expenses

Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, Low Cost Fund Platform fees (if any) and other expenses for the period ended December 31, 2016.

	Gross: 0.52%	Gross: 4.39%

Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.

The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information.

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Examples of Fees and Expenses —

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, Separate Account annual expenses, Low Cost Fund Platform Fees, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract.  For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Low Cost Fund Platform Fee is charged.  For a description of the Low Cost Fund Platform Fee, see “Expenses — Low Cost Fund Platform Fee”.  The Subscription Fee for every contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average contract size of Jefferson National Life Insurance Company of New York as of the previous December 31.  This conversion causes the Subscription Fee in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

Highest cost example using maximum charges:

(1) Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$377.56	$1,286.03	$2,204.04	$4,541.54

(2) Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$60.56	$189.79	$330.63	$740.58

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

Jefferson National Life Insurance Company of New York was organized in 2014.

We are principally engaged in the life insurance and annuity business in the state of New York. We are a stock company organized under the laws of the state of New York and are a direct subsidiary of Jefferson National Life Insurance Company and an indirect subsidiary of Jefferson National Financial Corp.

Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company of New York.

The Monument Advisor NY Variable Annuity Contract

This prospectus describes The Monument Advisor NY Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments you receive will remain the same for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it, or 60 days if it is a Replacement Contract. Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees, will have been deducted. On the Business Day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from gross consideration or imposed under the Contract, if applicable.  The amount will not include any underlying fund charges that may have been imposed. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account.  If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract, or 60 days if it is a Replacement Contract.

OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

RESTRICTED BENEFICIARY. In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Assignment

Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

An assignment may be a taxable event.

If the Contract is a Qualified Contract, there are limitations

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on your ability to assign the Contract.

Electronic Administration of Your Contract

You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive all documents relating to the Contract by paper, via U.S. Mail at no extra charge.

If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should elect Electronic Administration if you have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center.  Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.

Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed.  Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail.  Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.

We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.

You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account.  Upon request, we will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements

We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on “Contact Us” for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.

Unless otherwise directed by You, We will accept

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transaction requests from your Registered Representative and/or your Investment Advisor.  You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept  the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail.  If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “Jefferson National Financial Corp.” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Good Order

A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and  documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your Investment Advisor before submitting the form or request.

Purchase

Application for a Contract

If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require.  The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000.   We reserve the right to issue a Contract for less than $15,000 with our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000, without Our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.  Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents, or checks payable in foreign currency or issued by non-U.S. financial institutions.  Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.

Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we

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reserve the right to impose minimums on future Purchase Payments.

If mandated under applicable law, the Company may be required to reject a Purchase Payment.  The Company also may be required to provide additional information about an Owner’s account to government regulators.  In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your Investment Advisor), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment.  Please make sure these are kept current to ensure your Purchase Payments are applied correctly. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. See “Expenses — Low Cost Fund Platform Fee” for further details.

Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.

You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper.  They are, however, available on Our Website. See Appendix A which contains the investment objective for each Investment Portfolio.

The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Certain investment options may only be available to you if you retain certain Investment Advisors. In addition, certain Investment Advisors may be limited as to which funds they may access.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the

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principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other Contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.60% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts.   Certain minimums may apply and this amount may change at any time without notice.  A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts.  The Company and its affiliates may profit from these fees.

Selection of Investment Portfolios

The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm.  Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above.  The Company reviews each Investment Portfolio periodically after it is selected.  Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets.  If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolios. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.

Fixed Account

No fixed account is available during the Accumulation Period.  See Annuity Payments for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on and we may send those materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote.  Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.

Transfers

You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Investment Portfolios.  See “Expenses — Low Cost Fund Platform Fee” for further details. Transfers may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section below.

EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day.  See Appendix A for a list of Investment Portfolios with early cut-off times.  For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. This list may change without notice. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.

TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period.  We reserve the right to impose a fee for excessive transfers after notifying you.  We reserve the right to impose any fees charged by the

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Investment Portfolios for excessive transfers.  The following apply to any transfer during the Accumulation Period:

1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

2. Your request for transfer must clearly state how much the transfer is for.

3. Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

a. the requirement of a minimum time period between each transfer;

b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or other third party acting under a limited power of attorney, for any reason, including without limitation, if:

•  We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

•  We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

•  We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

•  the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege.  These restrictions do not apply to withdrawals from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long—term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance—dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short—term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short—term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short—term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

FREQUENT TRADING. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company

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developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day.  In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio.  Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity.  As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from an Investment Advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. If fees will be paid out of your Contract during the Accumulation Period, You will be required to enter into an advisory agreement with your Investment Advisor.

Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like

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any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available under your Contract. Further, if you are under age 59 ½ it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.  Furthermore, please see the “Taxes — Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the contracts.  This fee is deducted from the money market Investment Portfolios you are invested in, pro rata.  If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata.  We will deduct the Subscription Fee each month during the Accumulation Period.  We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract.  The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof of Our company or any of Our affiliates.  In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.

Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios upon which the Company imposes a Low Cost Fund Platform Fee.

Contract Maintenance Charge

We impose no other contract maintenance charge.

Low Cost Fund Platform Fee

The Company imposes a Low Cost Fund Platform Fee, up to 0.25% annually (this is the maximum fee) on Contract Value invested in certain Investment Portfolios.  The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract.  These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets.  These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios.  The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose.  A listing of the Investment Portfolios for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available at the Company’s Website or upon request.

Low Cost Fund Platform Fee Portfolios: 0.25%

DFA VA Equity Allocation	DFA VA Global Bond	DFA VA Global Moderate Allocation
DFA VA International Small	DFA VA International Value	DFA VA Short-Term Fixed
DFA VA US Large Value	DFA VA US Targeted Value	DoubleLine NVIT Total Return Tactical
Dreyfus Stock Index	Nationwide VIT Bond Index	Nationwide VIT International Index
Nationwide VIT Mid Cap Index	Nationwide VIT S&P 500 Index	Nationwide VIT Small Cap Index
Vanguard Balanced	Vanguard Capital Growth	Vanguard Diversified Value
Vanguard Equity Income	Vanguard Equity Index	Vanguard Growth
Vanguard High Yield Bond	Vanguard International	Vanguard Mid-Cap Index
Vanguard REIT Index	Vanguard Short-Term investment Grade	Vanguard Small Company Growth
Vanguard Total Bond Market	Vanguard Total Stock Market

Low Cost Fund Platform Fee Portfolios:  0.10%

John Hancock Emerging Markets Value	TOPS Aggressive Growth ETF (Class 1)(1)	TOPS Balanced ETF (Class 1) (1)
TOPS Conservative ETF (Class 1) (1)	TOPS Growth ETF (Class 1) (1)	TOPS Managed Risk Balanced ETF (Class 1) (1)
TOPS Managed Risk Growth ETF (Class 1) (1)	TOPS Managed Risk Moderate Growth ETF (Class 1) (1)	TOPS Moderate Growth ETF (Class 1) (1)

This list may change at any time without notice; however, if an Investment Portfolio which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Investment Portfolio without your consent.  Certain Low Cost Fund Platform Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is

(1)  These funds are only available if certain Investment Advisors are retained. Share Class II TOPS funds are also available, which carry no Low Cost Fund Platform Fees. However, the fund expense ratios may be higher (see the underlying Investment Portfolio prospectus for details).

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approved by such Investment Portfolio.  We will provide a list of these Investment Portfolios upon request.  Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.

Investment Portfolio Operating Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units.  We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Transfer Fee

We impose no transfer fee for transfers made during the Accumulation Period.

Income Taxes

Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.  If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Low Cost Fund Platform. Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE:  On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

You can have access to the money in your Contract:

1. by making a withdrawal (either a partial or a complete withdrawal);

2. by electing to receive Annuity Payments; or

3. when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees.

All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.

Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the Systematic Withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.

You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract.  We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.

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Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

4. during any other period when the SEC, by order, so permits for the protection of owners.

If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Internal Revenue Code and its regulations.

The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary.  The death benefit proceeds will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the death benefit or until new instructions are given by the Beneficiary.

Restricted Beneficiary

In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Standard Death Benefit Amount During the Accumulation Period

The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee, at the time we receive due proof of death and a payment election.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which allows non-spouse beneficiaries to stretch taxation across their lifetime). If an election for the payment method is not received, the Company will pay the proceeds under Option 2.

OPTION 1 —lump sum payment of the Death Benefit Amount; or

OPTION 2 —the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

OPTION 3 —payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

•  continue the Contract in his or her own name at the then current Death Benefit Amount;

•  elect a lump sum payment of the Death Benefit Amount; or

•  apply the Death Benefit Amount to an Annuity Option.

A “spouse” is as defined under Federal and New York law. If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation),

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then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least thirteen (13) months after the Contract issue date, but may not be later than the Maximum Maturity Date.

The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date.  For a Contract held as an IRA, once you attain age 70 ½, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account.  Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.

Annuity Payment Amount

On the Annuity Date, the Contract Value, less the Subscription Fee, will be applied under the Annuity Option you selected.

Annuity Payments are made monthly unless you have less than $2,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.

Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies.  Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.

OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization.  Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject.  Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.  In addition, as

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provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs.  Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are “qualified distributions” or “non-qualified distributions”.

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, including withdrawals to pay your Investment Advisor, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no

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penalty on distributions:

•  made on or after the taxpayer reaches age 59 ½;

•  made on or after the death of an Owner;

•  attributable to the taxpayer’s becoming disabled; or

•  made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary.  If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includable in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange, the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts.  You can allocate some or all of your Account Value from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes.  If you have too much “investor control” of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Subaccounts, all investment decisions concerning the Subaccounts will be made by Us or an adviser in its sole and absolute discretion.

Contracts such as this one, with more than 20 underlying fund options, raise investor control concerns.  It is possible

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that the IRS may determine that due to the number of different underlying fund options and the fact that some underlying funds may have the same investment strategy, there is an investor control issue with this Contract.  However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the Contract holder and Us concerning the availability of particular options and based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance.  Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires.  The date set forth in (b) does not apply to traditional, SEP, or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan and the required distribution rules do not apply to Roth IRAs.  Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary.  If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Medicare Tax

A 3.8% Medicare contribution tax will be imposed on the “net investment income” of certain individuals whose income exceeds certain threshold amounts.  For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).  The new 3.8% Medicare tax is imposed on the lesser of:

1.              the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

2.              the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e. IRA’s, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2.  The IRS has issued proposed guidance regarding this income surtax.  You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice.  The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

Jefferson National Life Insurance Company (“the Company”)

The Company is subject to legal and regulatory proceedings in the ordinary course of its business.  These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory

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proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provisions for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquires, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

Jefferson National Securities Corporation (“JNSC”)

The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable.  For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile.  Escheatment is the formal, legal name for this process.  However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation.  To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please contact us to make such changes.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Separate Account

We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life of New York Annuity Account 1 serves the variable annuity portion of the Contract. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under New York Insurance law on June 20, 2014. Jefferson National Life of New York Annuity Account 1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life of New York Annuity Account 1 is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the New York Department of Financial Services. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

Where permitted by law, we may:

•  create new Separate Accounts;

•  combine separate accounts, including combining the Separate Account with another separate account established by the Company;

•  transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

•  transfer the Separate Account to another insurance company;

•  add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

•  make the Sub-accounts available under other policies we issue;

•  add new Investment Portfolios or remove existing Investment Portfolios;

•  substitute new Investment Portfolios for any existing

25

Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

•  deregister the Separate Account under the Investment Company Act of 1940; and

•  operate the Separate Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.  Sales of the Contracts may be made by Registered Representatives of broker-dealers authorized to sell the Contracts. See the Statement of Additional Information for more information.

We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or Investment Advisors for other services such as platform access fees, marketing support and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

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Appendix A: Investment Options

Fund Name Investment Adviser	Objective	Early Cutoff *
Advisors Preferred Trust Managed by Advisors Preferred, LLC
Gold Bullion Strategy	Returns that reflect the performance of the price of Gold Bullion.	3:30PM
Alger Portfolios Managed by Fred Alger Management, Inc.
Alger Capital Appreciation (Class I-2)	Long term capital appreciation.
Alger Large Cap Growth (Class I-2)	Long term capital appreciation.
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. Managed by AllianceBernstein L.P.
AB VPS Global Thematic Growth (Class B)	Long-term growth of capital.
AB VPS Growth and Income (Class A)	Long term growth of capital.
AB VPS International Growth (Class B)	Long-term growth of capital.
AB VPS International Value (Class B)	Long-term growth of capital.
AB VPS Small/Mid Cap Value (Class B)	Long term growth of capital.
ALPS Variable Investment Trust Managed by ALPS Advisors, Inc.
ALPS/Alerian Energy Infrastructure (Class III)	Investment results that correspond (before fees and expenses) generally to the price and yield performance of the Alerian Energy Infrastructure Index.
ALPS|RedRocks Listed Private Equity (Class III)	Maximize total return, which consists of appreciation on its investments and a variable income stream.
Morningstar Aggressive Growth ETF Asset Allocation (Class II)	Capital appreciation.
Morningstar Balanced ETF Asset Allocation (Class II)	Capital appreciation and some current income.
Morningstar Conservative ETF Asset Allocation (Class II)	Current income and preservation of capital.
Morningstar Growth ETF Asset Allocation (Class II)	Capital appreciation.
Morningstar Income & Growth ETF Asset Allocation (Class II)	Current income and capital appreciation.
American Century Variable Portfolios Managed by American Century Investment Management, Inc.
American Century VP Balanced (Class I)	Long-term capital growth & current income.
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.
American Century VP International (Class I)	Capital growth.
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.
American Century VP Ultra (Class I)	Long-term capital growth.
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.
American Funds Insurance Series Managed by Capital Research and Management Company
American Funds Asset Allocation	High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Blue Chip Income and Growth	Income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Bond	As high level of current income as is consistent with the preservation of capital.
American Funds Capital Income Builder

Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

American Funds Global Bond	High level of total return consistent with prudent investment management over the long term.
American Funds Global Growth and Income	Long-term growth of capital while porviding current income.
American Funds Global Growth	Long-term growth of capital.
American Funds Global Small Cap	Long-term growth of capital.
American Funds Growth	Growth of capital.
American Funds Growth-Income	Long-term growth of capital and income.
American Funds High-Income Bond	High level of current income. Capital appreciation is secondary.
American Funds International	Long-term growth of capital.
American Funds International Growth and Income	Grotwh and dividend income.

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Fund Name Investment Adviser	Objective	Early Cutoff *
American Funds Managed Risk Asset Allocation	High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
American Funds Managed Risk Blue Chip Income and Growth

Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

American Funds U.S. Government/AAA Rated Securities	High level of current income consistent with preservation of capital.
American Funds Mortgage	Current income and preservation of capital.
American Funds New World	Long-term capital appreciation.
Blackrock Variable Series Funds, Inc. Managed by BlackRock Advisors, LLC
BlackRock Equity Dividend (Class III)	Long-term total return and current income.
BlackRock Global Allocation (Class III)	High total investment return.
BlackRock High Yield (Class III)	Maximize total return consistent with income generation and prudent investment management.
BlackRock iShares Alternatives Strategy	Long term growth of capital and risk adjusted returns.
BlackRock Advantage Large Cap Core (Class III) (formerly BlackRock Large Cap Core)	High total investment return.
BlackRock Large Cap Focus Growth (Class III) (formerly BlackRock Large Cap Growth)	Long-term capital growth.
BlackRock Advantage Large Cap Value (Class III) (formerly BlackRock Large Cap Value)	Long-term capital appreciation.
BlackRock Total Return (Class III)	Total return consistent with income generation and prudent investment management.
BlackRock U.S. Government Bond (Class III)	Total return consistent with income generation and prudent investment management.
Calvert Variable Products Managed by Calvert Research and Management
Calvert VP SRI Balanced (Class F)	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Management Investment Advisers, LLC Managed by Columbia Management Investment Advisers, LLC
Columbia VP - AQR Managed Futures Strategy	Positive absolute returns.
Columbia VP - Select Large-Cap Value (Class I)	Long-term capital appreciation.
Columbia VP - Select Smaller-Cap Value (Class I)	Long-term capital appreciation.
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.
Columbia VP - Strategic Income (Class II)	Multi-asset fixed income.
Credit Suisse Trust Managed by Credit Suisse Asset Management
Credit Suisse Trust - Commodity Return Strategy	Total return.
Delaware VIP Trust. Managed by Delaware Management Company
Delaware VIP Small Cap Value Series	Capital Appreciation
DFA Investment Dimensions Group, Inc. Managed by Dimensional Fund Advisors LP
VA Global Bond	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA Equity Allocation	Long term capital appreciation.
DFA VA Global Moderate Allocation	Total return consisting of capital appreciation and current income.
VA International Small	Long-term capital appreciation.
VA International Value	Long-term capital appreciation.
VA Short-Term Fixed	Stable real return in excess of the rate of inflation with minimum risk.
VA US Large Value	Long-term capital appreciation.
VA US Targeted Value	Long-term capital appreciation.
Dreyfus Variable Investment Fund Managed by the Dreyfus Corporation
Dreyfus VIF International Value (Initial)	Long-term capital growth.

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Fund Name Investment Adviser	Objective	Early Cutoff *
The Dreyfus Investment Portfolios Managed by the Dreyfus Corporation
Dreyfus Small Cap Stock Index	To match the performance of the S&P Small Cap 600 Index.
Dreyfus Sustainable U.S. Equity (formerly Dreyfus Socially Responsible Growth)	Capital growth with current income as a secondary goal.
Dreyfus Stock Index	To match the performance of the S&P 500 Index.
Eaton Vance Variable Trust Managed by Eaton Vance Management
Eaton Vance VT Floating-Rate Income	High level of current income.
Federated Insurance Series Various Investment Advisers
Federated High Income Bond II (Primary) Managed by Federated Investment Management Company	High current income.
Federated Kaufmann II (Service) Managed by Federated Equity Investment Management Company of Pennsylvania (subadvised by Federated Global Investment Management Corp.)	Capital appreciation.
Federated Managed Volatility II Managed by Federated Global Investment Management Cor., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania.	High current income and moderate capital appreciation.
Fidelity® Variable Insurance Products Managed by Fidelity Management & Research Company unless otherwise indicated.
Fidelity VIP Balanced (Service 2)	Income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund (Service 2)	Long-term capital appreciation.
Fidelity VIP Disciplined Small Cap (Service 2)	Capital appreciation.
Fidelity VIP Equity-Income (Service 2)	Reasonable income and capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on securities comprising the Standard & Poor’s 500 Index.
Fidelity VIP Freedom Income (Service 2)	High total return with a secondary objective of principal preservation.
Fidelity VIP Growth (Service 2)	Capital appreciation.
Fidelity VIP Growth & Income (Service 2)	High total return through a combination of current income and capital appreciation.
Fidelity VIP Growth Opportunities (Service 2)	Capital growth.
Fidelity VIP High Income (Service 2)	High level of current income, while also considering growth of capital.
Fidelity VIP International Capital Appreciation (Service 2)	Capital appreciation.
Fidelity VIP Investment Grade Bond (Service 2)	High a level of current income as is consistent with the preservation of capital.
Fidelity VIP Mid Cap (Service 2)	Long-term growth of capital.
Fidelity VIP Overseas (Service 2)	Long-term growth of capital.
Fidelity VIP Real Estate (Service 2) Managed by Fidelity SelectCo, LLC	Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 Index.
Fidelity VIP Strategic Income (Service 2)	High level of current income. The fund may also seek capital appreciation.
Fidelity VIP Value (Service 2)	Capital appreciation.
First Eagle Variable Funds Managed by First Eagle Investment Management, LLC
First Eagle Overseas Variable Fund	Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust Managed by Franklin Advisers, Inc. unless indicated otherwise
Franklin Global Real Estate VIP (Class 2) Managed by Franklin Templeton Institutional, LLC	High total return.
Franklin Income VIP (Class 2)	Maximize income while maintaining prospects for capital appreciation.
Franklin Mutual Shares VIP (Class 2) Managed by Franklin Mutual Advisers, LLC	Capital appreciation with income as its secondary goal.

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Fund Name Investment Adviser	Objective	Early Cutoff *
Franklin Rising Dividends VIP (Class 2)	Long-term capital appreciation.
Franklin Strategic Income VIP (Class 2)	High level of current income with capital appreciation over the long term as its secondary goal.
Franklin U.S. Government Securities VIP (Class 2)	Income.
Templeton Global Bond VIP (Class 2)	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Goldman Sachs Variable Insurance Trust Managed by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives

Achieve its investment objective by investing in a combination of underlying variable insurance funs and mutual funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Advisor”) or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”).

Guggenheim Variable Insurance Funds Managed by Security Investors, LLC unless indicated otherwise
Guggenheim VIF Floating Rate Strategies (Series F) Managed by Guggenheim Partners Investment Management, LLC	High level of current income while maximizing total return.
Guggenheim VIF Global Managed Futures Strategy	Positive total returns over time.
Guggenheim VIF High Yield (Series P)	High current income. Capital appreciation is a secondary objective.
Guggenheim VT Long Short Equity	Long-term capital appreciation.
Guggenheim VIF Multi-Hedge Strategies	Long-term capital appreciation with less risk than traditional equity funds.
Guggenheim VIF Small Cap Value (Series Q)	Long-term capital appreciation.
Guggenheim VIF StylePlus Large Growth (Series Y)	Long-term growth of capital.
Guggenheim VIF StylePlus Mid Growth (Series J)	Long-term growth of capital.
Guggenheim VIF U.S. Total Return Bond (Series E)	Provide total return, comprised of current income and capital appreciation.
Rydex VIF Banking	Capital appreciation.	3:50PM
Rydex VIF Basic Materials	Capital appreciation.	3:50PM
Rydex VIF Biotechnology	Capital appreciation.	3:50PM
Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of the S&P GSCI™ Commodity Index.	3:50PM
Rydex VIF Consumer Products	Capital appreciation.	3:50PM
Rydex VIF Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:55PM
Rydex VIF Electronics	Capital appreciation.	3:50PM
Rydex VIF Energy	Capital appreciation.	3:50PM
Rydex VIF Energy Services	Capital appreciation.	3:50PM
Rydex VIF Europe 1.25x Strategy	Investment results that correlate to 125% of the daily price movement of the Dow Jones Stoxx 50 Index.	3:55PM
Rydex VIF Financial Services	Capital appreciation.	3:50PM
Rydex VIF Government Long Bond 1.2x Strategy	Investment results that correspond to 120% of the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Health Care	Capital appreciation.	3:50PM
Rydex VIF High Yield Strategy	Investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	3:45PM
Rydex VIF Internet	Capital appreciation.	3:50PM
Rydex VIF Inverse Dow 2x Strategy	Investment returns that inversely correlate to 200% of the daily performance of the DJIA.	3:55PM
Rydex VIF Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:55PM
Rydex VIF Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the performance of the NASDAQ 100 Index.	3:55PM
Rydex VIF Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:55PM
Rydex VIF Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:55PM

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Fund Name Investment Adviser	Objective	Early Cutoff *
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average on a daily basis.	3:55PM
Rydex VIF Leisure	Capital appreciation.	3:50PM
Rydex VIF Mid-Cap 1.5x Strategy	Investment results that correlate to 150% of the performance of the S&P MidCap 400® Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:55PM
Rydex VIF NASDAQ-100 2x Strategy	Investment returns that correlate to 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:55PM
Rydex VIF Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:55PM
Rydex VIF Precious Metals	Capital appreciation.	3:50PM
Rydex VIF Real Estate	Capital appreciation.	3:50PM
Rydex VIF Retailing	Capital appreciation.	3:50PM
Rydex VIF Russell 2000 1.5x Strategy	Investment results that correlate to 150% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF Russell 2000 2x Strategy	Investment results that correlate to 200% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:50PM
Rydex VIF S&P 500 2x Strategy	Investment results that correlate to 200% of the performance of the S&P 500 index on a daily basis.	3:55PM
Rydex VIF S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:50PM
Rydex VIF S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:50PM
Rydex VIF Strengthening Dollar 2x Strategy	Investment results that correlate to 200% of the performance of the U.S. Dollar Index on a daily basis.	3:55PM
Rydex VIF Technology	Capital appreciation.	3:50PM
Rydex VIF Telecommunications	Capital appreciation.	3:50PM
Rydex VIF Transportation	Capital appreciation.	3:50PM
Rydex VIF Utilities	Capital appreciation.	3:50PM
Rydex VIF Weakening Dollar 2X Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index.	3:55PM
INVESCO Variable Insurance Funds Managed by Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation (Series II)	Total return with a low to moderate correlation to traditional financial market indices.
Invesco V.I. Comstock (Series I)	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Core Equity (Series I)	Long term growth of capital.
Invesco V.I. Core Plus Bond (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Diversified Dividend (Series I)	Provide reasonable current income and long-term growth of income and capital.
Invesco V.I. Equity and Income (Series I)	Both capital appreciation and current income.
Invesco V.I. Global Real Estate (Series I)	Total return through growth of capital and current income.
Invesco V.I. Government Money Market (Series I)	To provide current income as is consistent with preservation of capital and daily liquidity.
Invesco V.I. Government Securities (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Growth and Income (Series I)	Seek long term growth of capital and income.
Invesco V.I. Health Care (Series I) (formerly Invesco V.I. Global Health Care)	Long term growth of capital.

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Fund Name Investment Adviser	Objective	Early Cutoff *
Invesco V.I. High Yield (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth (Series I)	Long-term growth of capital.
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.
Invesco V.I. Technology (Series I)	Long-term growth of capital.
Ivy Variable Insurance Portfolios Managed by Waddell & Reed Investment Management Company
Ivy VIP Asset Strategy (Class A)	Total return.
Ivy VIP Balanced (Class A)	Total return through a combination of capital appreciation and current income.
Ivy VIP Bond (Class A)	Current income consistent with preservation of capital.
Ivy VIP Energy (Class A)	Capital growth and appreciation.
Ivy VIP Global Bond (Class A)	A high level of current income. Capital appreciation is a secondary objective.
Ivy VIP Natural Resources (Class A) (formerly Ivy Global Natural Resources)	Capital growth and appreciation.
Ivy VIP High Income (Class A)	Total return through a combination of high current income and capital appreciation.
Ivy VIP Limited Term Bond (Class A)	Current income consistent with preservation of capital.
Ivy VIP Mid Cap Growth (Class A)	Growth of capital.
Ivy VIP Science and Technology (Class A)	Growth of capital.
Ivy VIP Value (Class A)	Capital appreciation.
Janus Henderson Series Managed by Janus Capital Management LLC
Janus Henderson Balanced (Institutional) (formerly Janus Aspen Balanced)	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise (Institutional) (formerly Janus Aspen Enterprise)	Long-term growth of capital.
Janus Henderson Flexible Bond (Service) (formerly Janus Aspen Flexible Bond)	Maximum total return, consistent with preservation of capital.
Janus Henderson Forty (Institutional) (formerly Janus Aspen Forty)	Long-term growth of capital.
Janus Henderson Global Research (Institutional) (formerly Janus Aspen Global Research)	Long term growth of capital.
Janus Henderson Global Unconstrained Bond (Service) (formerly Janus Aspen Globan Unconstrained Bond)	Maximize total return, consistent with preservation of capital.
Janus Henderson U.S. Low Volatility (Service) (formerly Janus Aspen INTECH U.S. Low Volatility)	Capital appreciation.
Janus Henderson Research (Institutional) (formerly Janus Aspen Janus)	Long-term growth of capital.
Janus Henderson Overseas (Institutional) (formerly Janus Aspen Overseas)	Long-term growth of capital.
Janus Henderson Mid Cap Value (Institutional)	Capital appreciation.
John Hancock Variable Insurance Trust Managed by John Hancock Investment Management Services, LLC
Emerging Markets Value	Long term capital appreciation.
JP Morgan Insurance Trust Managed by J.P. Morgan Investment Management Inc.
JP Morgan Global Allocation	Long term total return.
JP Morgan Income Builder	Capital appreciation.
Lazard Retirement Series, Inc. Managed by Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity	Long-term capital appreciation.
Lazard Retirement Global Dynamic Multi Asset	Total return with volatility of approximately 10% over a full market cycle.
Lazard Retirement International Equity	Long-term capital appreciation.
Lazard Retirement U.S. Small-Mid Cap Equity	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust Managed by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Aggressive Growth (Class I)	Capital appreciation.
ClearBridge Variable Dividend Strategy (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.

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Fund Name Investment Adviser	Objective	Early Cutoff *
ClearBridge Variable Large Cap Growth (Class I)	Long-term growth of capital.
ClearBridge Variable Small Cap Growth (Class II)	Long-term growth of capital.
QS Legg Mason Dynamic Multi-Strategy (Class II)	The highest total return (a combination of income and long-term capital appreciation) over time, consistent with its asset mix; seeking to reduce volatility is a secondary objective.
Western Asset Variable Global High Yield Bond (Class I)	To maximize total return.
Lord Abbett Series Fund, Inc. Managed by Lord, Abbett & Co. LLC
Lord Abbett Bond Debenture (Class VC)	High current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Calibrated Dividend Growth (Class VC)	Current income and capital appreciation.
Long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities (Class VC)	Long-term capital appreciation.
Mainstay VP Funds Trust Managed by New York Life Investment Management LLC
MainStay VP MacKay Convertible (Service Class 2) (formerly MainStay VP Convertible)	Capital appreciation together with current income.
Merger Fund VL Managed by Westchester Capital Management, LLC
The Merger Fund VL	Capital growth by engaging in merger arbitrage.
MFS Variable Insurance Trust Managed by MFS
MFS Growth Series	Capital appreciation.
MFS Value Series	Capital appreciation.
Nationwide Variable Insurance Trust Managed by Nationwide Fund Advisors
DFA Nationwide VIT Capital Appreciation (Class P)	Growth of capital and secondarily current income.
DFA Nationwide VIT Moderate (Class P)	High level of total return consistent with moderate level of risk.
DoubleLine NVIT Total Return Tactical	Total return.
Nationwide VIT Bond Index (Class Y)	To match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide VIT International Index (Class Y)	To match the performance of the MSCI EAFE Index as closely as possible before the deduction of Fund expenses.
Nationwide VIT Mid Cap Index (Class Y)	Capital appreciation.
Nationwide VIT Multi-Manager International Value (Class I)	Long term capital appreciation.
Nationwide VIT Multi-Manager Mid Cap Value (Class I)	Long term capital appreciation.
Nationwide VIT Fund	Total return through a flexible combination of capital appreciation and current income.
Nationwide VIT S&P 500 Index (Class Y)	Long-term capital appreciation.
Nationwide VIT Small Cap Index (Class Y)	To match the performance of the Russell 2000 Index as closely as possible before the deduction of Fund expenses.
Neuberger Berman NVIT Socially Responsible (Class I)	Long term growth of capital by investing primarily in securities of companies that meet the Funds’ financial criteria and social policy.
Neuberger Berman Advisers Management Trust Managed by Neuberger Berman Management LLC
Neuberger Berman U.S. Equity Index PutWrite Strategy (Class S)	Capital appreciation with an emphasis on absolute (i.e. positive) returns.
Neuberger Berman AMT Large Cap Value (Class I)	Long term growth of capital.
Neuberger Berman AMT Mid-Cap Growth (Class I)	Growth of capital.
Neuberger Berman AMT Mid-Cap Intrinsic Value (Class I)	Growth of capital.
Neuberger Berman AMT Short Duration Bond (Class I)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Northern Lights Variable Trust Various Investment Advisers
7Twelve Balanced Portfolio Managed by 7Twelve Advisors, LLC	Superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
BTS Tactical Fixed Income Managed by BTS Asset Management, Inc.	Total return.
Power Dividend Index Managed by W.E. Donaghue	Total return.

33

Fund Name Investment Adviser	Objective	Early Cutoff *
Power Momentum Index Managed by W.E. Donaghue	Total return.
Power Income (Class 2) Managed by W.E. Donoghue & Co., Inc.	Total return from income and capital appreciation with capital preservation as a secondary objective.
Probabilities Fund Managed by Probabilities Fund Management, LLC	Capital appreciation.
TOPS Aggressive Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
TOPS Balanced ETF (Class 1) Managed by Valmark Advisers, Inc.	Income and capital appreciation.
TOPS Conservative ETF (Class 1) Managed by Valmark Advisers, Inc.	Preserve capital and provide moderate income and moderate capital appreciation.
TOPS Conservative ETF (Class 2) Managed by Valmark Advisers, Inc.	To preserve capital and provide moderate income and moderate capital appreciation.
TOPS Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
TOPS Managed Risk Balanced ETF (Class 1) Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS Managed Risk Balanced ETF (Class 2) Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS Managed Risk Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Moderate Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Moderate Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Moderate Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
Oppenheimer Variable Account Funds Managed by OFI Global Asset Management, Inc.
Oppenheimer Total Return Bond/VA (Service)	Total return.
Oppenheimer Global /VA (Service)	Capital appreciation.
Oppenheimer Global Multi-Alternatives/VA (Service)	Total return.
Oppenheimer Global Strategic Income/VA (Service)	Total return.
Oppenheimer International Growth/VA (Service)	Capital appreciation.
Oppenheimer Main Street /VA (Service)	Capital appreciation.
PIMCO Variable Insurance Trust Managed by PIMCO
PIMCO All Asset (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO All Asset All Authority (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO All Asset All Authority (Inst. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.
PIMCO Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Core Bond(Hedged) (Admin. Class)	Total return which exceeds that of its benchmarks, consistent with prudent investment management.
PIMCO Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Multi-Asset Managed Allocation (Admin. Class)	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index
PIMCO High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

34

Fund Name Investment Adviser	Objective	Early Cutoff *
PIMCO Income (Admin. Class)	Maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Long-Term U.S. Government (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Unconstrained Bond (Admin. Class)	Maximum long-term return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust Managed by Pioneer Investment Management, Inc.
Pioneer Bond VCT (Class II)	Current income.
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.
Pioneer Strategic Income VCT (Class II)	A high level of current income.
ProFunds Managed by ProFund Advisors
Access VP High Yield	Seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.	2:55PM
ProFunds VP Asia 30	Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.	3:55PM
ProFunds VP Banks	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banks Index.	3:55PM
ProFunds VP Basic Materials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Index.	3:55PM
ProFunds VP Bear

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Biotechnology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index.	3:55PM
ProFunds VP Bull (Investor Class)	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500.	3:55PM
ProFunds VP Consumer Goods	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Goods Index.	3:55PM
ProFunds VP Consumer Services	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services Index.	3:55PM
ProFunds VP Emerging Markets	Seeks investment results, before fees and expenses, that correspond to the performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.	3:55PM
ProFunds VP Europe 30	Seeks investment results, before fees and expenses, that correspond to the performance of the Pro-Funds Europe 30 Index.	3:55PM
ProFunds VP Falling US Dollar	Seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index.	3:55PM
ProFunds VP Financials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financials Index.	3:55PM
ProFunds VP Government Money Market	Seeks a high level of current income consistent with liquidity and preservation of capital.	3:55PM
ProFunds VP Health Care	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health Care Index.	3:55PM
ProFunds VP Industrials	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.	3:55PM

35

Fund Name Investment Adviser	Objective	Early Cutoff *
ProFunds VP International	Seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.	3:55PM
ProFunds VP Internet	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index.	3:55PM
ProFunds VP Japan

Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average. Seeks return consistent with investment of equities of the Index hedged to US dollars that is not affected by currency movements in the yen versus the US dollar.

3:55PM
ProFunds VP Large-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.	3:55PM
ProFunds VP Large-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.	3:55PM
ProFunds VP Mid-Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400.	3:55PM
ProFunds VP Mid-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.	3:55PM
ProFunds VP Mid-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index.	3:55PM
ProFunds VP NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100 Index.	3:55PM
ProFunds VP Oil and Gas	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil and Gas Index.	3:55PM
ProFunds VP Pharmaceuticals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index.	3:55PM
ProFunds VP Precious Metals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals Index.	3:55PM
ProFunds VP Real Estate	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index.	3:55PM
ProFunds VP Rising Rates Opportunity

Seeks investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Semiconductor	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductors Index.	3:55PM
ProFunds VP Short Emerging Markets

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short International

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short Mid-Cap

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short NASDAQ-100

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short Small-Cap

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Small Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000 Index.	3:55PM
ProFunds VP Small-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.	3:55PM

36

Fund Name Investment Adviser	Objective	Early Cutoff *
ProFunds VP Small-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.	3:55PM
ProFunds VP Technology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Index.	3:55PM
ProFunds VP Telecommunications	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S Telecommunications Index.	3:55PM
ProFunds VP U.S. Government Plus

Seeks investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraBull

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraMid-Cap

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraNASDAQ-100

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraShort NASDAQ-100

Seeks investment results, before fees and expenses, that correspond to twice (2x the inverse (opposite) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraSmall-Cap

Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Utilities	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.	3:55PM
Putnam Variable Trust Managed by Putnam Management
Putnam VT Diversified Income (Class IB)	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam VT Equity Income (Class IB)	Capital growth and current income.
Putnam VT High Yield (Class IB)	High current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT Income (Class IB)	High current income consistent with what Putnam Management believes to be prudent risk.
Putnam VT Mortgage Securities (Class IB) (formerly Putnam VT American Government Income)	High level of current income as Putnam Investment Management LLC believes is consistent with preservatoin of capital.
Putnam VT Multi Asset Absolute Return (Class IB) (formerly Putnam Absolute Return 500)	Positive total return.
Redwood Investment Management, LLC Managed by Redwood
Redwood Managed Volatility Portfolio	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
Royce Capital Fund Managed by Royce & Associates, LLC
Royce Micro-Cap (Investment Class)	Long-term growth of capital.
Royce Small-Cap (Investment Class)	Long-term growth of capital.
SEI Insurance Products Trust Managed by SEI Investments Management Corporation
SEI VP Balanced Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI VP Conservative Strategy	Manage risk of loss while providing the opportunity for modest capital appreciation.
SEI VP Defensive Strategy	Manage risk of loss while providing the opportunity for limited capital appreciation.

37

Fund Name Investment Adviser	Objective	Early Cutoff *
SEI VP Market Growth Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI VP Market Plus Strategy	Long-term capital appreciation.
SEI VP Moderate Strategy	Capital appreciation, while managing the risk of loss.
T. Rowe Price Equity Series, Inc. Managed by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth (Class II)	Long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Income	High level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Health Sciences (Class II)	Long term capital appreciation.
T. Rowe Price Limited-Term Bond (Class II)	High level income consistent with moderate fluctuations of principle value.
The Timothy Plan Managed by Timothy Partners, Ltd.
Timothy Plan Conservative Growth VS	Moderate levels of long-term capital growth.
Timothy Plan Strategic Growth VS	Medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust Managed by Third Avenue Management, LLC
Third Avenue Value	Long-term capital appreciation.
Tortoise Capital Advisors, L.L.C Managed by Tortoise Capital Advisors, L.L.C.
Tortoise VIP MLP & Pipeline	Total return.
VanEck VIP Trust Managed by Van Eck Associates Corporation
VanEck VIP Emerging Markets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Global Gold (Class S)	Long-term capital appreciation by investing in common stocks of gold-mining companies.
VanEck VIP Global Hard Assets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Unconstrained Emerging Markets Bond (Initial Class)	High total return-income plus capital appreciation.
Vanguard Variable Insurance Fund Managed by The Vanguard Group, Inc. unless indicated otherwise
Vanguard Balanced Managed by Wellington Management Company, LLP	Long-term capital appreciation and reasonable current income.	2:30PM
Vanguard Capital Growth Managed by PRIMECAP Management Company	Long-term capital appreciation.	2:30PM
Vanguard Diversified Value Managed by Barrow, Hanley, Mewhinney & Strauss, LLC	Long-term capital appreciation and income.	2:30PM
Vanguard Equity Income Managed by Wellington Management Company, LLP and The Vanguard Group, Inc.	An above-average level of current income and reasonable long-term capital appreciation.	2:30PM
Vanguard Equity Index	To track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	2:30PM
Vanguard Growth Managed by Delaware Investment Fund Advisers, Wellington Management Company, LLP, and William Blair & Company	Long-term capital appreciation.	2:30PM
Vanguard High Yield Bond Managed by Wellington Management Company, LLP	High level of current income.	2:30PM
Vanguard International Managed by Baillie Gifford Overseas Ltd., M&G Investment Management Limited, Schroder Investment Management North American Inc.	Long-term capital appreciation.	2:30PM
Vanguard Mid-Cap Index	Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	2:30PM
Vanguard REIT Index	Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	2:30PM
Vanguard Short-Term Investment Grade	Current income while maintaining limited price volatility.	2:30PM
Vanguard Small Company Growth Managed by Granahan Investment Management, Inc., The Vanguard Group, Inc.	Long-term capital appreciation.	2:30PM
Vanguard Total Bond Market Index	Track the performance of a broad, market-weighted bond index.	2:30PM

38

Fund Name Investment Adviser	Objective	Early Cutoff *
Vanguard Total Stock Market Index	Track the performance of a benchmark index that measures the investment return of the overall stock market.	2:30PM
Virtus Variable Insurance Trust Managed by Virtus Investment Advisers, Inc.
Virtus Duff & Pheps International Series I	High total return consistent with reasonable risk.
Virtus Newfleet Multi-Sector Intermediate Bond Series A	Long-term total return.
Virtus Duff & Phelps Real Estate Securities Series A	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Advantage Variable Trust Managed by Wells Fargo Funds Management, LLC
Wells Fargo Advantage VT Discovery (Class 2)	Long term capital appreciation.
Wells Fargo Advantage VT Opportunity (Class 2)	Long-term capital appreciation.

* We must receive transfer requests involving these Investment Portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these Investment Portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time will be processed on the next business day.  This restriction applies only to transfers between sub-accounts involving an Investment Portfolio that imposes an early cut-off.  It does not apply to Purchase Payments or Contract Withdrawals.

39

Jefferson National Life Insurance Company of New York

Jefferson National Life of New York Annuity Account 1

CONDENSED FINANCIAL INFORMATION

The tables below provide per unit information about the financial history of each Sub-account.

The inception of the funds is April 17, 2015 unless otherwise noted.

	2017	2016	2015

AB VARIABLE PRODUCTS SERIES FUND, INC.:
Global Thematic Growth Portfolio
Beginning AUV	$11.88	$11.99	$12.58
Ending AUV	$16.20	$11.88	$11.99

Ending number of AUs (000s)	—	—	—

Growth and Income Portfolio
Beginning AUV	$19.90	$17.88	$17.86
Ending AUV	$23.67	$19.90	$17.88

Ending number of AUs (000s)	9	8	—

International Growth Portfolio
Beginning AUV	$8.17	$8.79	$9.60
Ending AUV	$11.00	$8.17	$8.79

Ending number of AUs (000s)	—	—	—

International Value Portfolio
Beginning AUV	$7.28	$7.34	$7.85
Ending AUV	$9.11	$7.28	$7.34

Ending number of AUs (000s)	3	2	—

Small Mid Cap Value Portfolio
Beginning AUV	$23.67	$18.97	$20.64
Ending AUV	$26.71	$23.67	$18.97

Ending number of AUs (000s)	9	4	1

ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio
Beginning AUV	$8.42	$7.88	$9.10
Ending AUV	$9.37	$8.42	$7.88

Ending number of AUs (000s)	3	3	1

THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$35.13	$34.96	$34.78
Ending AUV	$46.05	$35.13	$34.96

Ending number of AUs (000s)	2	1	1

Large Cap Growth Portfolio
Beginning AUV	$22.22	$22.41	$23.43
Ending AUV	$28.55	$22.22	$22.41

Ending number of AUs (000s)	—	—	—

Mid Cap Growth Portfolio
Beginning AUV	$20.20	$20.01	$21.79
Ending AUV	$26.22	$20.20	$20.01

Ending number of AUs (000s)	—	—	—

40

	2017	2016	2015

ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II
Beginning AUV	$10.49	$7.45	$11.85
Ending AUV	$10.40	$10.49	$7.45

Ending number of AUs (000s)	22	37	17

ALPS Red Rock Listed Private Equity Portfolio (inception May 1, 2015)
Beginning AUV	$9.99	$9.25	$9.95
Ending AUV	$12.48	$9.99	$9.25

Ending number of AUs (000s)	—	—	—

Morningstar Aggressive Growth ETF Asset Allocation Portfolio II
Beginning AUV	$14.03	$12.62	$13.53
Ending AUV	$16.81	$14.03	$12.62

Ending number of AUs (000s)	—	—	—

Morningstar Balanced ETF Asset Allocation Portfolio II
Beginning AUV	$14.01	$12.91	$13.63
Ending AUV	$15.87	$14.01	$12.91

Ending number of AUs (000s)	8	4	—

Morningstar Conservative ETF Asset Allocation Portfolio II
Beginning AUV	$12.71	$12.15	$12.54
Ending AUV	$13.50	$12.71	$12.15

Ending number of AUs (000s)	—	—	—

Morningstar Growth ETF Asset Allocation Portfolio II
Beginning AUV	$14.14	$12.89	$13.72
Ending AUV	$16.58	$14.14	$12.89

Ending number of AUs (000s)	2	2	—

Morningstar Income and Growth ETF Asset Allocation Portfolio II
Beginning AUV	$13.31	$12.51	$13.06
Ending AUV	$14.63	$13.31	$12.51

Ending number of AUs (000s)	1	1	—

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
Balanced Fund
Beginning AUV	$19.93	$18.63	$19.33
Ending AUV	$22.70	$19.93	$18.63

Ending number of AUs (000s)	14	3	—

VP Income & Growth Fund
Beginning AUV	$21.53	$18.97	$20.11
Ending AUV	$25.94	$21.53	$18.97

Ending number of AUs (000s)	4	2	1

VP Inflation Protection Fund
Beginning AUV	$14.76	$14.14	$14.89
Ending AUV	$15.30	$14.76	$14.14

Ending number of AUs (000s)	9	8	—

VP International Fund
Beginning AUV	$16.89	$17.87	$18.80
Ending AUV	$22.16	$16.89	$17.87

Ending number of AUs (000s)	29	—	—

41

	2017	2016	2015

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Large Company Value Fund
Beginning AUV	$15.27	$13.25	$13.97
Ending AUV	$16.96	$15.27	$13.25

Ending number of AUs (000s)	—	—	—

VP Ultra Fund
Beginning AUV	$20.49	$19.61	$19.27
Ending AUV	$27.09	$20.49	$19.61

Ending number of AUs (000s)	—	—	—

VP Value Fund
Beginning AUV	$24.14	$20.03	$21.02
Ending AUV	$26.25	$24.14	$20.03

Ending number of AUs (000s)	1	—	—

AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation Fund
Beginning AUV	$11.89	$10.89	$11.00
Ending AUV	$13.78	$11.89	$10.89

Ending number of AUs (000s)	36	11	1

Blue Chip Income and Growth Fund
Beginning AUV	$13.72	$11.58	$12.15
Ending AUV	$16.01	$13.72	$11.58

Ending number of AUs (000s)	5	3	—

Bond Fund
Beginning AUV	$10.72	$10.43	$10.65
Ending AUV	$11.07	$10.72	$10.43

Ending number of AUs (000s)	62	54	—

Global Bond Fund
Beginning AUV	$9.91	$9.68	$10.12
Ending AUV	$10.57	$9.91	$9.68

Ending number of AUs (000s)	10	—	—

Growth Fund
Beginning AUV	$13.11	$12.00	$11.83
Ending AUV	$16.78	$13.11	$12.00

Ending number of AUs (000s)	31	8	13

Growth-Income Fund
Beginning AUV	$12.96	$11.65	$11.90
Ending AUV	$15.82	$12.96	$11.65

Ending number of AUs (000s)	22	15	—

High-Income Bond Fund
Beginning AUV	$11.02	$9.39	$10.45
Ending AUV	$11.75	$11.02	$9.39

Ending number of AUs (000s)	54	84	—

International Fund
Beginning AUV	$10.06	$9.74	$11.05
Ending AUV	$13.26	$10.06	$9.74

Ending number of AUs (000s)	57	35	19

42

	2017	2016	2015

AMERICAN FUNDS INSURANCE SERIES: (continued)
Managed Risk Asset Allocation Fund
Beginning AUV	$11.17	$10.41	$10.68
Ending AUV	$12.82	$11.17	$10.41

Ending number of AUs (000s)	22	9	9

Managed Risk Blue Chip Income and Growth Fund
Beginning AUV	$11.76	$10.37	$11.14
Ending AUV	$13.53	$11.76	$10.37

Ending number of AUs (000s)	5	2	—

Mortgage Fund
Beginning AUV	$10.77	$10.56	$10.60
Ending AUV	$10.88	$10.77	$10.56

Ending number of AUs (000s)	46	63	37

New World Fund (inception July 31, 2015)
Beginning AUV	$9.99	$9.51	$10.05
Ending AUV	$12.90	$9.99	$9.51

Ending number of AUs (000s)	39	5	—

AMUNDI PIONEER ASSET MANAGEMENT TRUST:
Bond Portfolio (inception
Beginning AUV	$16.30	$15.68	$15.96
Ending AUV	$16.89	$16.30	$15.68

Ending number of AUs (000s)	13	10	2

Equity Income Portfolio
Beginning AUV	$24.84	$20.78	$20.91
Ending AUV	$28.61	$24.84	$20.78

Ending number of AUs (000s)	11	—	—

Fund Portfolio
Beginning AUV	$21.38	$19.50	$19.74
Ending AUV	$25.94	$21.38	$19.50

Ending number of AUs (000s)	—	—	—

High Yield Portfolio
Beginning AUV	$20.11	$17.68	$19.29
Ending AUV	$21.52	$20.11	$17.68

Ending number of AUs (000s)	—	—	—

Mid Cap Value Portfolio
Beginning AUV	$21.99	$18.92	$20.26
Ending AUV	$24.82	$21.99	$18.92

Ending number of AUs (000s)	—	—	—

Strategic Income Portfolio
Beginning AUV	$17.06	$15.89	$16.44
Ending AUV	$17.87	$17.06	$15.89

Ending number of AUs (000s)	6	1	—

BLACKROCK VARIABLE SERIES TRUST FUNDS:
Advantage Large Cap Core V.I. Fund
Beginning AUV	$19.17	$17.39	$17.56
Ending AUV	$23.38	$19.17	$17.39

Ending number of AUs (000s)	1	—	—

43

	2017	2016	2015

BLACKROCK VARIABLE SERIES TRUST FUNDS: (continued)
Advantage Large Cap Value V.I. Fund
Beginning AUV	$19.52	$17.25	$17.68
Ending AUV	$22.81	$19.52	$17.25

Ending number of AUs (000s)	—	—	—

Equity Dividend V.I. Fund
Beginning AUV	$18.23	$15.71	$15.78
Ending AUV	$21.24	$18.23	$15.71

Ending number of AUs (000s)	—	—	—

Global Allocation V.I. Fund
Beginning AUV	$13.17	$12.69	$13.38
Ending AUV	$14.98	$13.17	$12.69

Ending number of AUs (000s)	27	27	22

High Yield V.I. Fund (inception February 3, 2012)
Beginning AUV	$13.48	$11.95	$12.82
Ending AUV	$14.43	$13.48	$11.95

Ending number of AUs (000s)	36	19	13

iShares Alternative Strategies Fund (inception May 1, 2015)
Beginning AUV	$10.05	$9.46	$10.02
Ending AUV	$11.30	$10.05	$9.46

Ending number of AUs (000s)	—	—	—

Large Cap Focus Growth V.I. Fund
Beginning AUV	$19.82	$18.43	$18.30
Ending AUV	$25.62	$19.82	$18.43

Ending number of AUs (000s)	—	—	—

Total Return V.I. Fund
Beginning AUV	$11.28	$11.01	$11.28
Ending AUV	$11.64	$11.28	$11.01

Ending number of AUs (000s)	72	70	5

U.S. Government Bond V.I. Fund
Beginning AUV	$10.44	$10.34	$10.50
Ending AUV	$10.57	$10.44	$10.34

Ending number of AUs (000s)	32	33	14

CALVERT VARIABLE PRODUCTS:
SRI Balanced Fund
Beginning AUV	$11.23	$10.46	$10.99
Ending AUV	$12.50	$11.23	$10.46

Ending number of AUs (000s)	5	5	—

COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy Portfolio (inception December 18, 2015
Beginning AUV	$9.08	$9.99	$10.00
Ending AUV	$8.99	$9.08	$9.99

Ending number of AUs (000s)	28	20	—

Select Large-Cap Value Portfolio
Beginning AUV	$19.09	$15.91	$16.82
Ending AUV	$23.09	$19.09	$15.91

Ending number of AUs (000s)	17	—	—

44

	2017	2016	2015

COLUMBIA FUNDS VARIABLE SERIES TRUST: (continued)
Select Smaller-Cap Value Portfolio
Beginning AUV	$18.09	$15.87	$17.45
Ending AUV	$20.31	$18.09	$15.87

Ending number of AUs (000s)	1	—	—

Seligman Global Technology Portfolio II
Beginning AUV	$37.49	$31.50	$30.30
Ending AUV	$50.59	$37.49	$31.50

Ending number of AUs (000s)	4	—	—

Strategic Income Portfolio (inception date May 2, 2016)
Beginning AUV	$10.41	$10.00	N/A
Ending AUV	$11.02	$10.41	N/A

Ending number of AUs (000s)	7	—	—

CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio
Beginning AUV	$5.63	$5.02	$6.52
Ending AUV	$5.71	$5.63	$5.02

Ending number of AUs (000s)	1	1	—

DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Equity Allocation Portfolio (inception November 3, 2017)
Beginning AUV	$10.00	N/A	N/A
Ending AUV	$10.37	N/A	N/A

Ending number of AUs (000s)	—	—	—

VA Global Bond Portfolio
Beginning AUV	$10.54	$10.39	$10.44
Ending AUV	$10.74	$10.54	$10.39

Ending number of AUs (000s)	92	73	—

VA Global Moderate Allocation Portfolio
Beginning AUV	$10.74	$9.87	$10.40
Ending AUV	$12.27	$10.74	$9.87

Ending number of AUs (000s)	140	111	92

VA International Small Portfolio
Beginning AUV	$10.59	$9.99	$10.22
Ending AUV	$13.73	$10.59	$9.99

Ending number of AUs (000s)	65	29	14

VA International Value Portfolio
Beginning AUV	$9.40	$8.63	$10.03
Ending AUV	$11.79	$9.40	$8.63

Ending number of AUs (000s)	101	80	45

VA Short-Term Fixed Portfolio
Beginning AUV	$10.03	$9.98	$10.00
Ending AUV	$10.09	$10.03	$9.98

Ending number of AUs (000s)	34	13	1

VA U.S. Large Value Portfolio
Beginning AUV	$12.45	$10.50	$11.10
Ending AUV	$14.79	$12.45	$10.50

Ending number of AUs (000s)	78	43	25

45

	2017	2016	2015

DFA INVESTMENT DIMENSIONS GROUP, INC: (continued)
VA U.S. Targeted Value Portfolio
Beginning AUV	$12.45	$9.79	$10.73
Ending AUV	$13.63	$12.45	$9.79

Ending number of AUs (000s)	62	35	9

DELAWARE VIP TRUST:
Small Cap Value Series (inception date July 31, 2015)
Beginning AUV	$12.30	$9.38	$10.03
Ending AUV	$13.74	$12.30	$9.38

Ending number of AUs (000s)	19	6	—

THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$29.98	$23.85	$25.22
Ending AUV	$33.70	$29.98	$23.85

Ending number of AUs (000s)	8	4	2

THE DREYFUS SUSTAINABLE U.S. EQUITY FUND, INC.
Beginning AUV	$23.85	$21.61	$22.74
Ending AUV	$27.51	$23.85	$21.61

Ending number of AUs (000s)	2	1	—

DREYFUS STOCK INDEX FUND
Beginning AUV	$12.74	$11.44	$11.51
Ending AUV	$15.45	$12.74	$11.44

Ending number of AUs (000s)	93	81	—

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$12.30	$12.48	$14.05
Ending AUV	$15.81	$12.30	$12.48

Ending number of AUs (000s)	9	7	—

EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund
Beginning AUV	$12.89	$11.84	$12.23
Ending AUV	$13.34	$12.89	$11.84

Ending number of AUs (000s)	97	95	—

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$23.31	$20.31	$21.61
Ending AUV	$24.93	$23.31	$20.31

Ending number of AUs (000s)	3	1	—

Kaufmann Fund II
Beginning AUV	$19.08	$18.45	$19.22
Ending AUV	$24.41	$19.08	$18.45

Ending number of AUs (000s)	1	—	—

Managed Volatility Fund II
Beginning AUV	$22.20	$20.61	$22.77
Ending AUV	$26.22	$22.20	$20.61

Ending number of AUs (000s)	5	3	8

46

	2017	2016	2015

FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio
Beginning AUV	$16.38	$15.31	$15.71
Ending AUV	$19.02	$16.38	$15.31

Ending number of AUs (000s)	30	1	6

Contrafund Portfolio
Beginning AUV	$19.01	$17.64	$18.16
Ending AUV	$23.11	$19.01	$17.64

Ending number of AUs (000s)	9	3	4

Disciplined Small Cap Portfolio
Beginning AUV	$21.95	$17.95	$19.45
Ending AUV	$23.44	$21.95	$17.95

Ending number of AUs (000s)	5	1	—

Equity-Income Portfolio
Beginning AUV	$19.62	$16.67	$17.71
Ending AUV	$22.10	$19.62	$16.67

Ending number of AUs (000s)	—	—	—

Freedom Income Portfolio (inception date May 2, 2016)
Beginning AUV	$10.19	$10.00	N/A
Ending AUV	$11.04	$10.19	N/A

Ending number of AUs (000s)	4	—	—

Growth Portfolio
Beginning AUV	$19.77	$19.66	$19.24
Ending AUV	$26.65	$19.77	$19.66

Ending number of AUs (000s)	4	2	2

Growth & Income Portfolio
Beginning AUV	$21.05	$18.18	$19.08
Ending AUV	$24.55	$21.05	$18.18

Ending number of AUs (000s)	—	—	—

Growth Opportunities Portfolio
Beginning AUV	$21.13	$21.11	$20.82
Ending AUV	$28.35	$21.13	$21.11

Ending number of AUs (000s)	—	—	—

High Income Portfolio
Beginning AUV	$13.93	$12.20	$13.24
Ending AUV	$14.89	$13.93	$12.20

Ending number of AUs (000s)	2	—	—

International Capital Appreciation Portfolio
Beginning AUV	$14.01	$14.47	$14.87
Ending AUV	$19.06	$14.01	$14.47

Ending number of AUs (000s)	8	—	—

Investment Grade Bond Portfolio
Beginning AUV	$12.05	$11.53	$11.89
Ending AUV	$12.53	$12.05	$11.53

Ending number of AUs (000s)	40	26	—

47

	2017	2016	2015

FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
Mid Cap Portfolio
Beginning AUV	$16.75	$14.96	$15.97
Ending AUV	$20.18	$16.75	$14.96

Ending number of AUs (000s)	3	3	2

Overseas Portfolio
Beginning AUV	$11.87	$12.53	$13.07
Ending AUV	$15.43	$11.87	$12.53

Ending number of AUs (000s)	13	8	6

Real Estate Portfolio
Beginning AUV	$19.50	$18.49	$18.29
Ending AUV	$20.24	$19.50	$18.49

Ending number of AUs (000s)	1	—	—

Strategic Income Portfolio
Beginning AUV	$12.59	$11.66	$12.21
Ending AUV	$13.54	$12.59	$11.66

Ending number of AUs (000s)	18	5	4

Value Portfolio
Beginning AUV	$20.30	$18.17	$19.16
Ending AUV	$23.42	$20.30	$18.17

Ending number of AUs (000s)	—	—	—

FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund
Beginning AUV	$19.33	$18.38	$19.46
Ending AUV	$22.15	$19.33	$18.38

Ending number of AUs (000s)	1	—	1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund
Beginning AUV	$20.55	$20.44	$21.10
Ending AUV	$22.70	$20.55	$20.44

Ending number of AUs (000s)	—	—	—

Income II Fund
Beginning AUV	$22.42	$19.66	$21.56
Ending AUV	$24.59	$22.42	$19.66

Ending number of AUs (000s)	3	1	—

Mutual Shares II Fund
Beginning AUV	$23.74	$20.45	$22.34
Ending AUV	$25.72	$23.74	$20.45

Ending number of AUs (000s)	1	2	1

Rising Dividends Fund (inception July 31, 2015)
Beginning AUV	$11.19	$9.64	$9.98
Ending AUV	$13.49	$11.19	$9.64

Ending number of AUs (000s)	17	11	—

Strategic Income II Fund
Beginning AUV	$18.14	$16.80	$17.80
Ending AUV	$18.96	$18.14	$16.80

Ending number of AUs (000s)	9	3	5

48

	2017	2016	2015

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST: (continued)
Templeton Global Bond II Fund
Beginning AUV	$16.97	$16.48	$17.42
Ending AUV	$17.29	$16.97	$16.48

Ending number of AUs (000s)	29	19	18

U.S. Government Securities II Fund
Beginning AUV	$12.43	$12.34	$12.39
Ending AUV	$12.59	$12.43	$12.34

Ending number of AUs (000s)	3	5	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives Fund
Beginning AUV	$9.41	$9.38	$9.94
Ending AUV	$9.89	$9.41	$9.38

Ending number of AUs (000s)	4	1	—

GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F)
Beginning AUV	$11.47	$10.57	$10.73
Ending AUV	$11.87	$11.47	$10.57

Ending number of AUs (000s)	38	88	22

Global Managed Futures Strategy Fund
Beginning AUV	$6.97	$8.18	$9.00
Ending AUV	$7.58	$6.97	$8.18

Ending number of AUs (000s)	9	1	—

High Yield Fund (Series P)
Beginning AUV	$14.47	$12.32	$13.27
Ending AUV	$15.37	$14.47	$12.32

Ending number of AUs (000s)	10	—	—

Long Short Equity Fund
Beginning AUV	$16.43	$16.32	$16.42
Ending AUV	$18.87	$16.43	$16.32

Ending number of AUs (000s)	—	—	—

Multi-Hedge Strategies Fund
Beginning AUV	$10.30	$10.35	$10.41
Ending AUV	$10.68	$10.30	$10.35

Ending number of AUs (000s)	14	7	6

Rydex Banking Fund
Beginning AUV	$8.68	$6.82	$7.14
Ending AUV	$9.77	$8.68	$6.82

Ending number of AUs (000s)	5	—	—

Rydex Basic Materials Fund
Beginning AUV	$19.64	$15.01	$18.60
Ending AUV	$23.85	$19.64	$15.01

Ending number of AUs (000s)	1	6	—

Rydex Biotechnology Fund
Beginning AUV	$38.33	$47.71	$51.82
Ending AUV	$49.62	$38.33	$47.71

Ending number of AUs (000s)	—	—	—

49

	2017	2016	2015

GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Commodities Strategy Fund
Beginning AUV	$2.74	$2.49	$3.70
Ending AUV	$2.87	$2.74	$2.49

Ending number of AUs (000s)	—	—	—

Rydex Consumer Products Fund
Beginning AUV	$28.39	$26.93	$26.18
Ending AUV	$31.66	$28.39	$26.93

Ending number of AUs (000s)	10	10	28

Rydex Dow 2X Strategy Fund
Beginning AUV	$30.15	$23.06	$24.10
Ending AUV	$47.79	$30.15	$23.06

Ending number of AUs (000s)	—	—	—

Rydex Electronics Fund
Beginning AUV	$20.47	$16.46	$17.21
Ending AUV	$26.83	$20.47	$16.46

Ending number of AUs (000s)	1	—	—

Rydex Energy Fund
Beginning AUV	$15.10	$11.49	$17.60
Ending AUV	$14.15	$15.10	$11.49

Ending number of AUs (000s)	2	1	—

Rydex Energy Services Fund
Beginning AUV	$12.61	$10.24	$15.47
Ending AUV	$10.26	$12.61	$10.24

Ending number of AUs (000s)	—	—	—

Rydex Europe 1.25X Strategy Fund
Beginning AUV	$8.61	$9.12	$10.56
Ending AUV	$11.07	$8.61	$9.12

Ending number of AUs (000s)	—	—	—

Rydex Financial Services Fund
Beginning AUV	$12.65	$10.92	$11.33
Ending AUV	$14.62	$12.65	$10.92

Ending number of AUs (000s)	2	1	—

Rydex Government Long Bond 1.2X Strategy Fund
Beginning AUV	$17.72	$17.78	$19.89
Ending AUV	$19.43	$17.72	$17.78

Ending number of AUs (000s)	—	—	—

Rydex Health Care Fund
Beginning AUV	$24.89	$27.56	$29.51
Ending AUV	$30.58	$24.89	$27.56

Ending number of AUs (000s)	1	1	9

Rydex High Yield Strategy Fund
Beginning AUV	$11.13	$9.97	$10.31
Ending AUV	$11.89	$11.13	$9.97

Ending number of AUs (000s)	—	—	—

50

	2017	2016	2015

GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Internet Fund
Beginning AUV	$29.55	$28.30	$27.08
Ending AUV	$39.59	$29.55	$28.30

Ending number of AUs (000s)	1	—	—

Rydex Inverse Dow 2X Strategy Fund
Beginning AUV	$0.66	$0.93	$0.98
Ending AUV	$0.40	$0.66	$0.93

Ending number of AUs (000s)	—	—	—

Rydex Inverse Government Long Bond Strategy Fund
Beginning AUV	$4.07	$4.19	$3.97
Ending AUV	$3.71	$4.07	$4.19

Ending number of AUs (000s)	6	—	—

Rydex Inverse Mid-Cap Strategy Fund
Beginning AUV	$2.09	$2.58	$2.47
Ending AUV	$1.81	$2.09	$2.58

Ending number of AUs (000s)	—	—	—

Rydex Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$1.81	$2.00	$2.22
Ending AUV	$1.36	$1.81	$2.00

Ending number of AUs (000s)	—	—	—

Rydex Inverse Russell 2000® Strategy Fund
Beginning AUV	$1.87	$2.34	$2.22
Ending AUV	$1.62	$1.87	$2.34

Ending number of AUs (000s)	—	—	—

Rydex Inverse S&P 500 Strategy Fund
Beginning AUV	$2.96	$3.36	$3.44
Ending AUV	$2.44	$2.96	$3.36

Ending number of AUs (000s)	—	—	—

Rydex Japan 2X Strategy Fund
Beginning AUV	$16.61	$15.25	$17.39
Ending AUV	$24.96	$16.61	$15.25

Ending number of AUs (000s)	—	—	—

Rydex Leisure Fund
Beginning AUV	$23.22	$21.20	$21.84
Ending AUV	$27.89	$23.22	$21.20

Ending number of AUs (000s)	—	—	—

Rydex Mid Cap 1.5X Strategy Fund
Beginning AUV	$31.45	$24.26	$27.38
Ending AUV	$38.51	$31.45	$24.26

Ending number of AUs (000s)	—	—	—

Rydex NASDAQ-100® Fund
Beginning AUV	$32.42	$30.59	$29.00
Ending AUV	$42.51	$32.42	$30.59

Ending number of AUs (000s)	1	1	2

51

	2017	2016	2015

GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex NASDAQ-100® 2X Strategy Fund
Beginning AUV	$57.76	$52.70	$48.24
Ending AUV	$97.89	$57.76	$52.70

Ending number of AUs (000s)	4	3	3

Rydex Nova Fund
Beginning AUV	$24.35	$21.04	$21.58
Ending AUV	$32.09	$24.35	$21.04

Ending number of AUs (000s)	9	9	—

Rydex Precious Metals Fund
Beginning AUV	$9.99	$6.03	$8.94
Ending AUV	$10.69	$9.99	$6.03

Ending number of AUs (000s)	—	8	—

Rydex Real Estate Fund
Beginning AUV	$17.64	$16.01	$16.57
Ending AUV	$18.81	$17.64	$16.01

Ending number of AUs (000s)	3	1	—

Rydex Retailing Fund
Beginning AUV	$23.06	$22.99	$24.45
Ending AUV	$26.02	$23.06	$22.99

Ending number of AUs (000s)	1	1	—

Rydex Russell 2000® 1.5X Strategy Fund
Beginning AUV	$25.80	$19.79	$23.01
Ending AUV	$30.97	$25.80	$19.79

Ending number of AUs (000s)	—	—	—

GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Russell 2000® 2X Strategy Fund
Beginning AUV	$15.10	$10.94	$13.49
Ending AUV	$19.07	$15.10	$10.94

Ending number of AUs (000s)	—	—	—

Rydex S&P 500 2X Strategy Fund
Beginning AUV	$25.69	$21.34	$22.18
Ending AUV	$36.87	$25.69	$21.34

Ending number of AUs (000s)	6	—	—

Rydex S&P 500 Pure Growth Fund
Beginning AUV	$23.95	$23.35	$24.14
Ending AUV	$29.79	$23.95	$23.35

Ending number of AUs (000s)	—	—	1

Rydex S&P 500 Pure Value Fund
Beginning AUV	$23.10	$19.68	$21.77
Ending AUV	$26.76	$23.10	$19.68

Ending number of AUs (000s)	2	1	—

Rydex S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$27.41	$26.69	$28.44
Ending AUV	$32.56	$27.41	$26.69

Ending number of AUs (000s)	—	—	—

52

	2017	2016	2015

GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$23.84	$18.50	$21.37
Ending AUV	$26.98	$23.84	$18.50

Ending number of AUs (000s)	—	—	—

Rydex S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$25.87	$21.79	$23.87
Ending AUV	$30.02	$25.87	$21.79

Ending number of AUs (000s)	—	—	—

Rydex S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$22.00	$16.70	$19.75
Ending AUV	$21.94	$22.00	$16.70

Ending number of AUs (000s)	—	1	1

Rydex Strengthening Dollar 2X Strategy Fund
Beginning AUV	$9.10	$8.51	$8.57
Ending AUV	$7.50	$9.10	$8.51

Ending number of AUs (000s)	—	—	—

Rydex Technology Fund
Beginning AUV	$22.03	$19.84	$20.08
Ending AUV	$29.22	$22.03	$19.84

Ending number of AUs (000s)	1	1	—

Rydex Telecommunications Fund
Beginning AUV	$14.19	$12.09	$13.19
Ending AUV	$15.02	$14.19	$12.09

Ending number of AUs (000s)	2	1	—

Rydex Transportation Fund
Beginning AUV	$25.50	$22.09	$25.13
Ending AUV	$31.12	$25.50	$22.09

Ending number of AUs (000s)	1	—	—

Rydex Utilities Fund
Beginning AUV	$21.96	$18.87	$19.49
Ending AUV	$24.37	$21.96	$18.87

Ending number of AUs (000s)	1	1	—

Rydex Weakening Dollar 2X Strategy Fund
Beginning AUV	$6.60	$7.22	$7.47
Ending AUV	$7.87	$6.60	$7.22

Ending number of AUs (000s)	—	—	—

Small Cap Value Fund (Series Q)
Beginning AUV	$19.85	$15.68	$17.12
Ending AUV	$20.59	$19.85	$15.68

Ending number of AUs (000s)	1	—	—

StylePlus Large Growth Fund (Series Y)
Beginning AUV	$18.89	$17.37	$17.19
Ending AUV	$24.58	$18.89	$17.37

Ending number of AUs (000s)	1	—	—

53

	2017	2016	2015

GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
StylePlus Mid Growth Fund (Series J)
Beginning AUV	$18.86	$17.36	$18.42
Ending AUV	$23.51	$18.86	$17.36

Ending number of AUs (000s)	1	—	—

U.S. Total Return Bond Fund (Series E)
Beginning AUV	$13.11	$12.27	$12.40
Ending AUV	$13.99	$13.11	$12.27

Ending number of AUs (000s)	69	3	—

INVESCO VARIABLE INSURANCE FUNDS:
Balanced Risk Allocation Fund
Beginning AUV	$11.87	$10.64	$11.68
Ending AUV	$13.04	$11.87	$10.64

Ending number of AUs (000s)	6	—	—

Comstock Fund
Beginning AUV	$20.18	$17.20	$18.68
Ending AUV	$23.78	$20.18	$17.20

Ending number of AUs (000s)	—	—	1

Core Equity Fund
Beginning AUV	$19.24	$17.45	$18.72
Ending AUV	$21.77	$19.24	$17.45

Ending number of AUs (000s)	—	—	—

Core Plus Bond Fund (inception date May 2, 2016)
Beginning AUV	$10.24	$10.00	N/A
Ending AUV	$10.89	$10.24	N/A

Ending number of AUs (000s)	17	—	—

Diversified Dividend Fund
Beginning AUV	$18.97	$16.53	$16.52
Ending AUV	$20.60	$18.97	$16.53

Ending number of AUs (000s)	14	10	1

Equity and Income Fund
Beginning AUV	$17.79	$15.45	$16.04
Ending AUV	$19.75	$17.79	$15.45

Ending number of AUs (000s)	23	5	—

Global Real Estate Fund
Beginning AUV	$19.14	$18.76	$19.94
Ending AUV	$21.64	$19.14	$18.76

Ending number of AUs (000s)	3	1	1

Government Money Market Fund
Beginning AUV	$10.02	$10.01	$10.01
Ending AUV	$10.07	$10.02	$10.01

Ending number of AUs (000s)	798	328	237

Government Securities Fund
Beginning AUV	$13.65	$13.49	$13.68
Ending AUV	$13.92	$13.65	$13.49

Ending number of AUs (000s)	—	1	—

54

	2017	2016	2015

INVESCO VARIABLE INSURANCE FUNDS: (continued)
Growth and Income Fund
Beginning AUV	$20.38	$17.03	$17.78
Ending AUV	$23.30	$20.38	$17.03

Ending number of AUs (000s)	—	—	—

Health Care Fund
Beginning AUV	$24.58	$27.77	$29.79
Ending AUV	$28.48	$24.58	$27.77

Ending number of AUs (000s)	—	—	—

High Yield Fund
Beginning AUV	$20.95	$18.84	$20.16
Ending AUV	$22.27	$20.95	$18.84

Ending number of AUs (000s)	—	—	—

International Growth Fund
Beginning AUV	$11.00	$11.05	$12.09
Ending AUV	$13.54	$11.00	$11.05

Ending number of AUs (000s)	2	1	—

Mid Cap Core Equity Fund
Beginning AUV	$21.04	$18.59	$19.95
Ending AUV	$24.12	$21.04	$18.59

Ending number of AUs (000s)	—	—	2

Technology Fund
Beginning AUV	$22.76	$22.94	$22.18
Ending AUV	$30.76	$22.76	$22.94

Ending number of AUs (000s)	3	—	—

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio
Beginning AUV	$12.67	$13.00	$14.57
Ending AUV	$14.98	$12.67	$13.00

Ending number of AUs (000s)	—	4	—

Balanced Portfolio
Beginning AUV	$18.36	$18.00	$18.60
Ending AUV	$20.45	$18.36	$18.00

Ending number of AUs (000s)	—	—	—

Corporate Bond Portfolio
Beginning AUV	$12.70	$12.21	$12.46
Ending AUV	$13.21	$12.70	$12.21

Ending number of AUs (000s)	—	—	—

Energy Portfolio
Beginning AUV	$13.99	$10.40	$14.40
Ending AUV	$12.22	$13.99	$10.40

Ending number of AUs (000s)	—	—	—

Global Bond Portfolio
Beginning AUV	$11.31	$10.56	$11.06
Ending AUV	$11.79	$11.31	$10.56

Ending number of AUs (000s)	3	1	—

55

	2017	2016	2015

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS: (continued)
High Income Portfolio
Beginning AUV	$18.01	$15.50	$17.03
Ending AUV	$19.22	$18.01	$15.50

Ending number of AUs (000s)	1	—	—

Limited-Term Bond Portfolio
Beginning AUV	$10.32	$10.13	$10.20
Ending AUV	$10.47	$10.32	$10.13

Ending number of AUs (000s)	3	—	—

Mid Cap Growth Portfolio
Beginning AUV	$21.82	$20.57	$22.83
Ending AUV	$27.69	$21.82	$20.57

Ending number of AUs (000s)	—	—	—

Natural Resources Portfolio
Beginning AUV	$7.98	$6.45	$8.86
Ending AUV	$8.22	$7.98	$6.45

Ending number of AUs (000s)	—	—	—

Science and Technology Portfolio
Beginning AUV	$23.05	$22.70	$24.84
Ending AUV	$30.45	$23.05	$22.70

Ending number of AUs (000s)	1	—	—

Value Portfolio
Beginning AUV	$21.20	$19.07	$19.85
Ending AUV	$23.85	$21.20	$19.07

Ending number of AUs (000s)	—	—	—

JANUS HENDERSON VIT FUNDS- Institutional:
Balanced Portfolio
Beginning AUV	$19.09	$18.25	$18.54
Ending AUV	$22.61	$19.09	$18.25

Ending number of AUs (000s)	51	30	22

Enterprise Portfolio
Beginning AUV	$26.57	$23.65	$24.31
Ending AUV	$33.86	$26.57	$23.65

Ending number of AUs (000s)	17	9	5

Forty Portfolio
Beginning AUV	$21.16	$20.71	$19.91
Ending AUV	$27.58	$21.16	$20.71

Ending number of AUs (000s)	20	2	—

Global Research Portfolio
Beginning AUV	$15.43	$15.11	$16.51
Ending AUV	$19.60	$15.43	$15.11

Ending number of AUs (000s)	—	—	—

Overseas Portfolio
Beginning AUV	$10.74	$11.48	$13.63
Ending AUV	$14.08	$10.74	$11.48

Ending number of AUs (000s)	1	—	—

56

	2017	2016	2015

JANUS HENDERSON VIT FUNDS- Institutional: (continued)
Perkins Mid Cap Value Portfolio
Beginning AUV	$19.04	$16.00	$16.68
Ending AUV	$21.70	$19.04	$16.00

Ending number of AUs (000s)	4	2	—

Research Portfolio
Beginning AUV	$19.90	$19.80	$20.02
Ending AUV	$25.44	$19.90	$19.80

Ending number of AUs (000s)	6	5	3

JANUS HENDERSON VIT FUNDS- Service:
Flexible Bond Portfolio
Beginning AUV	$11.14	$10.90	$11.15
Ending AUV	$11.52	$11.14	$10.90

Ending number of AUs (000s)	30	26	13

Global Unconstrained Bond Portfolio (inception May 2, 2016)
Beginning AUV	$10.21	$10.00	N/A
Ending AUV	$10.38	$10.21	N/A

Ending number of AUs (000s)	10	—	—

US Low Volatility Portfolio (inception date November 11, 2016)
Beginning AUV	$10.38	$10.00	N/A
Ending AUV	$11.98	$10.38	N/A

Ending number of AUs (000s)	1	—	—

JOHN HANCOCK VARIABLE TRUST:
Emerging Markets Value Trust Fund (inception October 30, 2015)
Beginning AUV	$10.99	$9.32	$10.00
Ending AUV	$14.57	$10.99	$9.32

Ending number of AUs (000s)	3	3	—

JPMORGAN INSURANCE TRUST:
Global Allocation Portfolio (inception October 30, 2015)
Beginning AUV	$10.33	$9.76	$10.00
Ending AUV	$12.07	$10.33	$9.76

Ending number of AUs (000s)	42	8	—

Income Builder Portfolio (inception October 30, 2015)
Beginning AUV	$10.41	$9.80	$10.00
Ending AUV	$11.63	$10.41	$9.80

Ending number of AUs (000s)	18	18	—

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$23.45	$19.41	$25.04
Ending AUV	$29.97	$23.45	$19.41

Ending number of AUs (000s)	7	3	2

International Equity Portfolio
Beginning AUV	$16.05	$16.77	$17.94
Ending AUV	$19.64	$16.05	$16.77

Ending number of AUs (000s)	55	35	22

57

	2017	2016	2015

LAZARD RETIREMENT SERIES INC.: (continued)
Global Dynamic Multi Asset Portfolio
Beginning AUV	$13.13	$12.72	$13.11
Ending AUV	$15.83	$13.13	$12.72

Ending number of AUs (000s)	—	—	—

US Small-Mid Cap Equity Portfolio
Beginning AUV	$24.66	$21.30	$23.16
Ending AUV	$28.10	$24.66	$21.30

Ending number of AUs (000s)	7	7	4

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio
Beginning AUV	$20.82	$20.57	$22.26
Ending AUV	$24.21	$20.82	$20.57

Ending number of AUs (000s)	—	—	—

ClearBridge Dividend Strategy Portfolio
Beginning AUV	$17.58	$15.29	$15.89
Ending AUV	$20.95	$17.58	$15.29

Ending number of AUs (000s)	—	—	—

ClearBridge Large Cap Growth Portfolio
Beginning AUV	$21.76	$20.26	$19.19
Ending AUV	$27.37	$21.76	$20.26

Ending number of AUs (000s)	3	2	—

ClearBridge Small Cap Growth Portfolio
Beginning AUV	$15.49	$14.68	$15.41
Ending AUV	$19.20	$15.49	$14.68

Ending number of AUs (000s)	6	5	3

QS Dynamic Multi Strategy Portfolio
Beginning AUV	$12.13	$12.19	$13.17
Ending AUV	$13.81	$12.13	$12.19

Ending number of AUs (000s)	—	—	—

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$20.00	$17.30	$18.87
Ending AUV	$21.73	$20.00	$17.30

Ending number of AUs (000s)	5	—	—

LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio
Beginning AUV	$18.16	$16.19	$17.15
Ending AUV	$19.83	$18.16	$16.19

Ending number of AUs (000s)	54	10	8

Calibrated Dividend Growth Portfolio
Beginning AUV	$23.97	$20.82	$21.30
Ending AUV	$28.55	$23.97	$20.82

Ending number of AUs (000s)	12	12	—

Growth and Income Portfolio
Beginning AUV	$20.32	$17.35	$17.99
Ending AUV	$23.04	$20.32	$17.35

Ending number of AUs (000s)	—	—	—

58

	2017	2016	2015

LORD ABBETT SERIES FUND, INC. : (continued)
International Opportunities Portfolio
Beginning AUV	$10.93	$11.42	$11.56
Ending AUV	$15.22	$10.93	$11.42

Ending number of AUs (000s)	10	8	7

MAINSTAY VP FUNDS TRUST - SERVICE:
MacKay Convertible Portfolio (inception May 1, 2017)
Beginning AUV	$10.00	N/A	N/A
Ending AUV	$10.60	N/A	N/A

Ending number of AUs (000s)	8	—	—

MFS VARIABLE INSURANCE TRUST:
Growth Series - Service (inception July 31, 2015)
Beginning AUV	$10.10	$9.88	$9.98
Ending AUV	$13.24	$10.10	$9.88

Ending number of AUs (000s)	18	19	—

Value Series - Service (inception July 31, 2015)
Beginning AUV	$10.91	$9.59	$9.97
Ending AUV	$12.81	$10.91	$9.59

Ending number of AUs (000s)	18	20	—

NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index Fund
Beginning AUV	$10.79	$10.57	$10.78
Ending AUV	$11.12	$10.79	$10.57

Ending number of AUs (000s)	6	2	—

DFA NVIT Capital Appreciation Fund (inception May 1, 2017)
Beginning AUV	$10.00	N/A	N/A
Ending AUV	$11.16	N/A	N/A

Ending number of AUs (000s)	—	—	—

DFA NVIT Moderate Fund (inception May 1, 2017)
Beginning AUV	$10.00	N/A	N/A
Ending AUV	$10.92	N/A	N/A

Ending number of AUs (000s)	—	—	—

DoubleLine NVIT Total Return Tactical Fund (inception November 3, 2017)
Beginning AUV	$10.00	N/A	N/A
Ending AUV	$9.99	N/A	N/A

Ending number of AUs (000s)	12	—	—

International Index Fund
Beginning AUV	$9.42	$9.35	$10.22
Ending AUV	$11.76	$9.42	$9.35

Ending number of AUs (000s)	83	—	—

Multi-Manager International Value Fund (inception date May 1, 2017)
Beginning AUV	$10.00	N/A	N/A
Ending AUV	$11.37	N/A	N/A

Ending number of AUs (000s)	—	—	—

Multi-Manager Mid Cap Value Fund (inception date May 1, 2017)
Beginning AUV	$10.00	N/A	N/A
Ending AUV	$10.84	N/A	N/A

Ending number of AUs (000s)	5	—	—

59

	2017	2016	2015

NATIONWIDE VARIABLE INSURANCE TRUST: (continued)
Mid Cap Index Fund
Beginning AUV	$12.83	$10.67	$11.48
Ending AUV	$14.84	$12.83	$10.67

Ending number of AUs (000s)	15	4	3

Neuberger Berman NVIT Socially Responsible Fund (inception May 1, 2017)
Beginning AUV	$10.00	N/A	N/A
Ending AUV	$11.11	N/A	N/A

Ending number of AUs (000s)	—	—	—

S&P 500 Index Fund
Beginning AUV	$12.77	$11.45	$11.52
Ending AUV	$15.49	$12.77	$11.45

Ending number of AUs (000s)	64	2	—

Small Cap Index Fund
Beginning AUV	$12.06	$9.97	$10.92
Ending AUV	$13.78	$12.06	$9.97

Ending number of AUs (000s)	11	2	1

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV	$21.25	$16.69	$18.79
Ending AUV	$24.09	$21.25	$16.69

Ending number of AUs (000s)	—	—	—

Mid-Cap Growth Portfolio
Beginning AUV	$28.01	$26.83	$28.59
Ending AUV	$35.09	$28.01	$26.83

Ending number of AUs (000s)	4	2	2

Mid Cap Intrinsic Value Portfolio
Beginning AUV	$24.12	$20.76	$23.67
Ending AUV	$28.16	$24.12	$20.76

Ending number of AUs (000s)	8	7	5

Short Duration Bond Portfolio
Beginning AUV	$12.29	$12.14	$12.19
Ending AUV	$12.40	$12.29	$12.14

Ending number of AUs (000s)	7	4	4

US Equity Index PutWrite Strategy Portfolio (inception date May 1, 2015)
Beginning AUV	$9.20	$9.26	$10.02
Ending AUV	$9.82	$9.20	$9.26

Ending number of AUs (000s)	3	3	—

NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio Class 3 (inception May 1, 2015)
Beginning AUV	$9.92	$9.07	$10.03
Ending AUV	$10.97	$9.92	$9.07

Ending number of AUs (000s)	19	—	—

BTS Tactical Fixed Income Portfolio (inception October 30, 2015)
Beginning AUV	$10.94	$9.67	$10.00
Ending AUV	$11.26	$10.94	$9.67

Ending number of AUs (000s)	1	3	—

60

	2017	2016	2015

NORTHERN LIGHTS VARIABLE TRUST: (continued)
Power Dividend Index Portfolio
Beginning AUV	$15.01	$14.91	$16.11
Ending AUV	$16.65	$15.01	$14.91

Ending number of AUs (000s)	—	—	—

Power Income Portfolio
Beginning AUV	$10.81	$10.36	$10.70
Ending AUV	$11.04	$10.81	$10.36

Ending number of AUs (000s)	—	—	—

Power Momentum Portfolio
Beginning AUV	$15.99	$15.17	$15.53
Ending AUV	$19.33	$15.99	$15.17

Ending number of AUs (000s)	—	—	—

Probabilities Portfolio
Beginning AUV	$10.59	$10.35	$10.77
Ending AUV	$12.25	$10.59	$10.35

Ending number of AUs (000s)	—	—	—

TOPS Aggressive Growth ETF- Class 1
Beginning AUV	$11.52	$10.17	$11.02
Ending AUV	$13.90	$11.52	$10.17

Ending number of AUs (000s)	—	—	—

TOPS Balanced ETF- Class 1
Beginning AUV	$11.06	$10.23	$10.81
Ending AUV	$12.29	$11.06	$10.23

Ending number of AUs (000s)	—	—	—

TOPS Conservative ETF- Class 1
Beginning AUV	$10.66	$10.05	$10.45
Ending AUV	$11.41	$10.66	$10.05

Ending number of AUs (000s)	—	—	—

TOPS Conservative ETF- Class 2
Beginning AUV	$11.98	$11.32	$11.78
Ending AUV	$12.80	$11.98	$11.32

Ending number of AUs (000s)	—	—	—

TOPS Growth ETF- Class 1
Beginning AUV	$11.24	$9.99	$10.85
Ending AUV	$13.28	$11.24	$9.99

Ending number of AUs (000s)	—	—	—

TOPS Moderate Growth ETF- Class 1
Beginning AUV	$11.15	$10.07	$10.77
Ending AUV	$12.74	$11.15	$10.07

Ending number of AUs (000s)	—	—	—

TOPS Managed Risk Balanced ETF- Class 1
Beginning AUV	$10.53	$9.91	$10.65
Ending AUV	$11.67	$10.53	$9.91

Ending number of AUs (000s)	—	—	—

61

	2017	2016	2015

NORTHERN LIGHTS VARIABLE TRUST: (continued)
TOPS Managed Risk Balanced ETF- Class 2
Beginning AUV	$12.33	$11.61	$12.50
Ending AUV	$13.64	$12.33	$11.61

Ending number of AUs (000s)	—	—	—

TOPS Managed Risk Growth ETF- Class 1
Beginning AUV	$9.81	$9.27	$10.42
Ending AUV	$11.56	$9.81	$9.27

Ending number of AUs (000s)	—	—	—

TOPS Managed Risk Growth ETF- Class 2
Beginning AUV	$11.39	$10.79	$12.13
Ending AUV	$13.40	$11.39	$10.79

Ending number of AUs (000s)	—	—	—

TOPS Managed Risk Moderate Growth ETF- Class 1
Beginning AUV	$10.32	$9.70	$10.67
Ending AUV	$11.77	$10.32	$9.70

Ending number of AUs (000s)	—	—	—

TOPS Managed Risk Moderate Growth ETF- Class 2
Beginning AUV	$12.56	$11.82	$13.02
Ending AUV	$14.30	$12.56	$11.82

Ending number of AUs (000s)	—	—	—

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Global Fund
Beginning AUV	$16.32	$16.35	$17.09
Ending AUV	$22.25	$16.32	$16.35

Ending number of AUs (000s)	3	—	—

Global Multi-Alternatives Fund
Beginning AUV	$9.93	$9.60	$10.11
Ending AUV	$9.95	$9.93	$9.60

Ending number of AUs (000s)	—	—	—

Global Strategic Income Fund
Beginning AUV	$12.02	$11.31	$11.92
Ending AUV	$12.74	$12.02	$11.31

Ending number of AUs (000s)	2	—	—

International Growth Fund
Beginning AUV	$14.41	$14.81	$15.38
Ending AUV	$18.22	$14.41	$14.81

Ending number of AUs (000s)	3	2	2

Main Street® Fund
Beginning AUV	$20.32	$18.26	$18.15
Ending AUV	$23.70	$20.32	$18.26

Ending number of AUs (000s)	—	—	—

Total Return Bond Fund
Beginning AUV	$12.31	$11.94	$12.20
Ending AUV	$12.84	$12.31	$11.94

Ending number of AUs (000s)	9	3	4

62

	2017	2016	2015

PIMCO VARIABLE INSURANCE TRUST:
All Asset All Authority Portfolio - Administrative
Beginning AUV	$9.40	$8.27	$9.63
Ending AUV	$10.44	$9.40	$8.27

Ending number of AUs (000s)	—	—	—

All Asset All Authority Portfolio - Institutional
Beginning AUV	$9.29	$8.17	$9.49
Ending AUV	$10.33	$9.29	$8.17

Ending number of AUs (000s)	—	—	—

All Asset Portfolio
Beginning AUV	$15.94	$14.12	$15.90
Ending AUV	$18.10	$15.94	$14.12

Ending number of AUs (000s)	—	—	3

CommodityRealReturn Strategy Portfolio
Beginning AUV	$6.80	$5.91	$7.88
Ending AUV	$6.95	$6.80	$5.91

Ending number of AUs (000s)	8	4	4

Emerging Markets Bond Portfolio
Beginning AUV	$18.79	$16.58	$17.69
Ending AUV	$20.65	$18.79	$16.58

Ending number of AUs (000s)	16	10	8

Foreign Bond Unhedged Portfolio
Beginning AUV	$12.80	$12.42	$13.24
Ending AUV	$14.18	$12.80	$12.42

Ending number of AUs (000s)	—	—	—

Foreign Bond US Dollar-Hedged Portfolio
Beginning AUV	$18.50	$17.37	$17.79
Ending AUV	$19.01	$18.50	$17.37

Ending number of AUs (000s)	11	10	—

Global Bond Unhedged Portfolio
Beginning AUV	$15.65	$15.04	$15.56
Ending AUV	$17.00	$15.65	$15.04

Ending number of AUs (000s)	2	2	—

Global Core Bond Unhedged Portfolio
Beginning AUV	$10.25	$9.59	$10.04
Ending AUV	$10.68	$10.25	$9.59

Ending number of AUs (000s)	—	—	—

Global Multi-Asset Portfolio
Beginning AUV	$10.95	$10.52	$11.27
Ending AUV	$12.49	$10.95	$10.52

Ending number of AUs (000s)	2	—	—

High Yield Portfolio
Beginning AUV	$19.28	$17.15	$18.04
Ending AUV	$20.56	$19.28	$17.15

Ending number of AUs (000s)	10	1	—

63

	2017	2016	2015

PIMCO VARIABLE INSURANCE TRUST: (continued)
Income Portfolio (inception date May 2, 2016)
Beginning AUV	$10.55	$10.00	N/A
Ending AUV	$11.40	$10.55	N/A

Ending number of AUs (000s)	60	22	—

Long Term US Government Portfolio
Beginning AUV	$19.54	$19.41	$20.62
Ending AUV	$21.29	$19.54	$19.41

Ending number of AUs (000s)	5	6	—

Low Duration Portfolio
Beginning AUV	$14.06	$13.87	$13.98
Ending AUV	$14.25	$14.06	$13.87

Ending number of AUs (000s)	21	21	16

Real Return Portfolio
Beginning AUV	$15.54	$14.77	$15.68
Ending AUV	$16.11	$15.54	$14.77

Ending number of AUs (000s)	18	13	1

Short Term Portfolio
Beginning AUV	$13.18	$12.87	$12.84
Ending AUV	$13.49	$13.18	$12.87

Ending number of AUs (000s)	23	11	2

Total Return Portfolio
Beginning AUV	$17.69	$17.23	$17.63
Ending AUV	$18.56	$17.69	$17.23

Ending number of AUs (000s)	97	65	23

Unconstrained Bond Portfolio
Beginning AUV	$11.20	$10.70	$10.93
Ending AUV	$11.77	$11.20	$10.70

Ending number of AUs (000s)	5	3	2

PROFUNDS VP:
Access VP High Yield Fund
Beginning AUV	$15.85	$14.54	$14.85
Ending AUV	$16.61	$15.85	$14.54

Ending number of AUs (000s)	—	—	—

Asia 30 Fund
Beginning AUV	$9.83	$9.77	$11.83
Ending AUV	$13.06	$9.83	$9.77

Ending number of AUs (000s)	—	—	—

Banks Fund
Beginning AUV	$19.59	$15.90	$15.52
Ending AUV	$23.10	$19.59	$15.90

Ending number of AUs (000s)	—	—	—

Basic Materials Fund
Beginning AUV	$13.58	$11.46	$13.50
Ending AUV	$16.70	$13.58	$11.46

Ending number of AUs (000s)	—	1	—

64

	2017	2016	2015

PROFUNDS VP: (continued)
Bear Fund
Beginning AUV	$3.54	$4.07	$4.17
Ending AUV	$2.90	$3.54	$4.07

Ending number of AUs (000s)	—	41	—

Biotechnology Fund
Beginning AUV	$28.71	$33.97	$35.54
Ending AUV	$35.19	$28.71	$33.97

Ending number of AUs (000s)	—	—	—

Bull Fund
Beginning AUV	$19.05	$17.37	$17.65
Ending AUV	$22.74	$19.05	$17.37

Ending number of AUs (000s)	—	—	—

Consumer Goods Fund
Beginning AUV	$20.01	$19.33	$18.89
Ending AUV	$23.03	$20.01	$19.33

Ending number of AUs (000s)	—	—	—

Consumer Services Fund
Beginning AUV	$22.95	$22.03	$21.79
Ending AUV	$27.17	$22.95	$22.03

Ending number of AUs (000s)	—	—	—

Emerging Markets Fund
Beginning AUV	$7.86	$7.08	$8.82
Ending AUV	$10.48	$7.86	$7.08

Ending number of AUs (000s)	2	2	—

Europe 30 Fund
Beginning AUV	$12.09	$11.22	$12.80
Ending AUV	$14.48	$12.09	$11.22

Ending number of AUs (000s)	2	—	—

Falling U.S. Dollar Fund
Beginning AUV	$6.96	$7.39	$7.58
Ending AUV	$7.55	$6.96	$7.39

Ending number of AUs (000s)	—	—	—

Financials Fund
Beginning AUV	$17.98	$15.59	$15.61
Ending AUV	$21.25	$17.98	$15.59

Ending number of AUs (000s)	5	—	—

Government Money Market Fund
Beginning AUV	$10.01	$10.01	$10.01
Ending AUV	$10.02	$10.01	$10.01

Ending number of AUs (000s)	9	48	20

Health Care Fund
Beginning AUV	$23.05	$24.03	$24.69
Ending AUV	$27.88	$23.05	$24.03

Ending number of AUs (000s)	—	—	—

65

	2017	2016	2015

PROFUNDS VP: (continued)
Industrials Fund
Beginning AUV	$20.32	$17.28	$18.11
Ending AUV	$24.87	$20.32	$17.28

Ending number of AUs (000s)	1	1	—

International Fund
Beginning AUV	$11.51	$11.62	$12.96
Ending AUV	$14.02	$11.51	$11.62

Ending number of AUs (000s)	—	—	—

Internet Fund
Beginning AUV	$22.59	$21.41	$18.99
Ending AUV	$30.73	$22.59	$21.41

Ending number of AUs (000s)	3	—	—

Japan Fund
Beginning AUV	$14.82	$14.76	$15.62
Ending AUV	$17.55	$14.82	$14.76

Ending number of AUs (000s)	3	—	—

Large-Cap Growth Fund
Beginning AUV	$20.25	$19.28	$19.00
Ending AUV	$25.37	$20.25	$19.28

Ending number of AUs (000s)	9	—	—

Large-Cap Value Fund
Beginning AUV	$18.72	$16.22	$17.03
Ending AUV	$21.23	$18.72	$16.22

Ending number of AUs (000s)	—	—	—

Mid-Cap Fund
Beginning AUV	$19.29	$16.32	$17.79
Ending AUV	$21.88	$19.29	$16.32

Ending number of AUs (000s)	2	1	—

Mid-Cap Growth Fund
Beginning AUV	$19.93	$17.66	$18.65
Ending AUV	$23.58	$19.93	$17.66

Ending number of AUs (000s)	—	—	—

Mid-Cap Value Fund
Beginning AUV	$19.81	$15.93	$17.76
Ending AUV	$21.91	$19.81	$15.93

Ending number of AUs (000s)	1	—	—

NASDAQ-100 Fund
Beginning AUV	$23.11	$21.96	$20.92
Ending AUV	$30.13	$23.11	$21.96

Ending number of AUs (000s)	—	1	—

Oil & Gas Fund
Beginning AUV	$12.49	$10.06	$13.53
Ending AUV	$12.09	$12.49	$10.06

Ending number of AUs (000s)	—	—	—

66

	2017	2016	2015

PROFUNDS VP: (continued)
Pharmaceuticals Fund
Beginning AUV	$21.06	$21.88	$22.38
Ending AUV	$23.24	$21.06	$21.88

Ending number of AUs (000s)	—	—	—

Precious Metals Fund
Beginning AUV	$4.23	$2.71	$4.30
Ending AUV	$4.45	$4.23	$2.71

Ending number of AUs (000s)	—	—	—

Real Estate Fund
Beginning AUV	$17.54	$16.59	$16.76
Ending AUV	$18.95	$17.54	$16.59

Ending number of AUs (000s)	—	—	—

Rising Rates Opportunity Fund
Beginning AUV	$3.92	$4.13	$3.84
Ending AUV	$3.45	$3.92	$4.13

Ending number of AUs (000s)	—	—	—

Semiconductor Fund
Beginning AUV	$21.68	$16.98	$17.20
Ending AUV	$29.39	$21.68	$16.98

Ending number of AUs (000s)	2	—	—

Short Emerging Markets Fund
Beginning AUV	$8.28	$9.89	$8.42
Ending AUV	$5.98	$8.28	$9.89

Ending number of AUs (000s)	—	—	—

Short International Fund
Beginning AUV	$5.84	$6.21	$5.89
Ending AUV	$4.64	$5.84	$6.21

Ending number of AUs (000s)	—	—	—

Short Mid-Cap Fund
Beginning AUV	$3.43	$4.30	$4.16
Ending AUV	$2.92	$3.43	$4.30

Ending number of AUs (000s)	—	—	—

Short NASDAQ-100 Fund
Beginning AUV	$2.79	$3.10	$3.42
Ending AUV	$2.08	$2.79	$3.10

Ending number of AUs (000s)	—	—	—

Short Small-Cap Fund
Beginning AUV	$3.02	$3.85	$3.67
Ending AUV	$2.59	$3.02	$3.85

Ending number of AUs (000s)	—	—	—

Small Cap Fund
Beginning AUV	$18.46	$15.42	$17.07
Ending AUV	$20.75	$18.46	$15.42

Ending number of AUs (000s)	—	—	—

67

	2017	2016	2015

PROFUNDS VP: (continued)
Small-Cap Growth Fund
Beginning AUV	$22.30	$18.55	$19.27
Ending AUV	$25.19	$22.30	$18.55

Ending number of AUs (000s)	5	—	—

Small-Cap Value Fund
Beginning AUV	$20.09	$15.60	$17.06
Ending AUV	$22.04	$20.09	$15.60

Ending number of AUs (000s)	1	1	—

Technology Fund
Beginning AUV	$19.83	$17.65	$17.31
Ending AUV	$26.80	$19.83	$17.65

Ending number of AUs (000s)	—	—	—

Telecommunications Fund
Beginning AUV	$17.42	$14.32	$14.49
Ending AUV	$17.05	$17.42	$14.32

Ending number of AUs (000s)	1	—	—

U.S. Government Plus Fund
Beginning AUV	$15.96	$16.01	$18.10
Ending AUV	$17.47	$15.96	$16.01

Ending number of AUs (000s)	—	—	—

UltraBull Fund
Beginning AUV	$31.93	$26.92	$28.19
Ending AUV	$45.03	$31.93	$26.92

Ending number of AUs (000s)	—	—	—

UltraMid-Cap Fund
Beginning AUV	$33.26	$24.11	$28.75
Ending AUV	$42.85	$33.26	$24.11

Ending number of AUs (000s)	2	—	—

UltraNASDAQ-100 Fund
Beginning AUV	$46.95	$43.22	$39.80
Ending AUV	$79.03	$46.95	$43.22

Ending number of AUs (000s)	—	—	—

UltraShort NASDAQ-100 Fund
Beginning AUV	$0.90	$1.12	$1.40
Ending AUV	$0.49	$0.90	$1.12

Ending number of AUs (000s)	—	—	—

UltraSmall-Cap Fund
Beginning AUV	$28.67	$20.54	$25.41
Ending AUV	$35.89	$28.67	$20.54

Ending number of AUs (000s)	—	8	—

Utilities Fund
Beginning AUV	$19.15	$16.64	$16.74
Ending AUV	$21.18	$19.15	$16.64

Ending number of AUs (000s)	—	—	—

68

	2017	2016	2015

PUTNAM VARIABLE TRUST:
Diversified Income Fund
Beginning AUV	$12.07	$11.45	$11.66
Ending AUV	$12.93	$12.07	$11.45

Ending number of AUs (000s)	3	—	—

Equity Income Fund
Beginning AUV	$21.02	$18.50	$19.52
Ending AUV	$24.97	$21.02	$18.50

Ending number of AUs (000s)	19	6	5

High Yield Fund
Beginning AUV	$14.33	$12.40	$13.56
Ending AUV	$15.33	$14.33	$12.40

Ending number of AUs (000s)	35	—	—

Income Fund
Beginning AUV	$12.72	$12.47	$12.89
Ending AUV	$13.43	$12.72	$12.47

Ending number of AUs (000s)	6	3	4

Multi Asset Absolute Return Fund
Beginning AUV	$10.86	$10.78	$10.97
Ending AUV	$11.62	$10.86	$10.78

Ending number of AUs (000s)	—	—	—

Mortgage Securities Fund
Beginning AUV	$11.08	$11.06	$11.25
Ending AUV	$11.30	$11.08	$11.06

Ending number of AUs (000s)	—	—	—

REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I (inception date May 1, 2015):
Beginning AUV	$10.65	$9.46	$9.97
Ending AUV	$11.50	$10.65	$9.46

Ending number of AUs (000s)	—	—	—

Managed Volatility Class N
Beginning AUV	$10.41	$9.29	$9.83
Ending AUV	$11.19	$10.41	$9.29

Ending number of AUs (000s)	1	—	—

ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$20.81	$17.39	$19.96
Ending AUV	$21.89	$20.81	$17.39

Ending number of AUs (000s)	1	1	—

ROYCE CAPITAL FUND: (continued)
Small-Cap Portfolio
Beginning AUV	$24.42	$20.19	$23.51
Ending AUV	$25.74	$24.42	$20.19

Ending number of AUs (000s)	3	—	—

SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy Fund
Beginning AUV	$10.91	$10.18	$10.95
Ending AUV	$12.17	$10.91	$10.18

Ending number of AUs (000s)	—	—	—

69

	2017	2016	2015

SEI INSURANCE PRODUCTS TRUST: (continued)
Conservative Strategy Fund
Beginning AUV	$10.74	$10.33	$10.57
Ending AUV	$11.29	$10.74	$10.33

Ending number of AUs (000s)	—	14	14

Defensive Strategy Fund
Beginning AUV	$10.36	$10.12	$10.29
Ending AUV	$10.63	$10.36	$10.12

Ending number of AUs (000s)	—	—	—

Market Growth Strategy Fund
Beginning AUV	$10.98	$10.20	$11.03
Ending AUV	$12.53	$10.98	$10.20

Ending number of AUs (000s)	—	—	—

Market Plus Strategy Fund
Beginning AUV	$11.17	$10.30	$11.23
Ending AUV	$13.25	$11.17	$10.30

Ending number of AUs (000s)	—	—	—

Moderate Strategy Fund
Beginning AUV	$11.12	$10.47	$10.91
Ending AUV	$12.04	$11.12	$10.47

Ending number of AUs (000s)	—	2	—

T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II
Beginning AUV	$22.95	$22.83	$21.86
Ending AUV	$31.18	$22.95	$22.83

Ending number of AUs (000s)	32	19	14

Equity Income Portfolio II
Beginning AUV	$18.52	$15.58	$16.77
Ending AUV	$21.43	$18.52	$15.58

Ending number of AUs (000s)	2	1	—

Health Sciences Portfolio II
Beginning AUV	$38.90	$43.57	$44.78
Ending AUV	$49.52	$38.90	$43.57

Ending number of AUs (000s)	2	—	—

T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II
Beginning AUV	$12.17	$12.03	$12.10
Ending AUV	$12.27	$12.17	$12.03

Ending number of AUs (000s)	3	3	—

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV	$15.87	$14.14	$15.85
Ending AUV	$18.02	$15.87	$14.14

Ending number of AUs (000s)	—	—	—

70

	2017	2016	2015

TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio
Beginning AUV	$13.13	$12.40	$13.14
Ending AUV	$14.35	$13.13	$12.40

Ending number of AUs (000s)	—	—	—

Strategic Growth Portfolio
Beginning AUV	$13.74	$13.02	$14.03
Ending AUV	$15.40	$13.74	$13.02

Ending number of AUs (000s)	—	—	—

TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund
Beginning AUV	$8.89	$6.34	$10.28
Ending AUV	$8.86	$8.89	$6.34

Ending number of AUs (000s)	10	16	—

VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$22.01	$21.99	$27.71
Ending AUV	$33.24	$22.01	$21.99

Ending number of AUs (000s)	32	14	10

Global Gold Fund
Beginning AUV	$8.07	$5.45	$7.27
Ending AUV	$9.10	$8.07	$5.45

Ending number of AUs (000s)	6	7	—

Global Hard Assets Fund
Beginning AUV	$21.56	$15.00	$24.25
Ending AUV	$21.19	$21.56	$15.00

Ending number of AUs (000s)	—	1	—

Unconstrained Emerging Markets Bond Fund
Beginning AUV	$13.02	$12.24	$14.08
Ending AUV	$14.62	$13.02	$12.24

Ending number of AUs (000s)	1	—	—

VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio
Beginning AUV	$12.12	$10.94	$11.17
Ending AUV	$13.87	$12.12	$10.94

Ending number of AUs (000s)	211	96	12

Capital Growth Portfolio
Beginning AUV	$13.40	$12.12	$12.10
Ending AUV	$17.22	$13.40	$12.12

Ending number of AUs (000s)	77	35	18

Diversified Value Portfolio
Beginning AUV	$12.06	$10.70	$11.09
Ending AUV	$13.61	$12.06	$10.70

Ending number of AUs (000s)	52	46	28

Equity Income Portfolio
Beginning AUV	$12.85	$11.19	$11.240
Ending AUV	$15.15	$12.85	$11.190

Ending number of AUs (000s)	74	32	—

71

	2017	2016	2015

VANGUARD VARIABLE INSURANCE FUND: (continued)
Equity Index Portfolio
Beginning AUV	$12.78	$11.46	$11.530
Ending AUV	$15.51	$12.78	$11.460

Ending number of AUs (000s)	174	110	22

Growth Portfolio
Beginning AUV	$12.11	$12.28	$11.920
Ending AUV	$15.82	$12.11	$12.280

Ending number of AUs (000s)	14	1	10

High Yield Bond Portfolio
Beginning AUV	$11.35	$10.22	$10.700
Ending AUV	$12.12	$11.35	$10.220

Ending number of AUs (000s)	79	14	2

International Portfolio
Beginning AUV	$9.49	$9.34	$10.240
Ending AUV	$13.50	$9.49	$9.340

Ending number of AUs (000s)	173	75	6

Mid Cap Index Portfolio
Beginning AUV	$12.41	$11.19	$11.910
Ending AUV	$14.74	$12.41	$11.190

Ending number of AUs (000s)	39	12	11

REIT Index Portfolio
Beginning AUV	$14.24	$13.18	$13.100
Ending AUV	$14.89	$14.24	$13.180

Ending number of AUs (000s)	48	45	17

Short-Term Investment Grade Portfolio
Beginning AUV	$10.48	$10.23	$10.270
Ending AUV	$10.68	$10.48	$10.230

Ending number of AUs (000s)	260	95	23

Small Company Growth Portfolio
Beginning AUV	$11.52	$10.05	$11.000
Ending AUV	$14.19	$11.52	$10.050

Ending number of AUs (000s)	18	2	—

Total Bond Market Index Portfolio
Beginning AUV	$10.79	$10.55	$10.760
Ending AUV	$11.14	$10.79	$10.550

Ending number of AUs (000s)	338	208	63

Total Stock Market Index Portfolio
Beginning AUV	$12.62	$11.24	$11.490
Ending AUV	$15.23	$12.62	$11.240

Ending number of AUs (000s)	171	76	60

VIRTUS VARIABLE INSURANCE TRUST
Duff & Phelps International Series
Beginning AUV	$10.80	$10.98	$12.840
Ending AUV	$12.52	$10.80	$10.980

Ending number of AUs (000s)	—	—	—

72

	2017	2016	2015

VIRTUS VARIABLE INSURANCE TRUST (continued)
Duff & Phelps Real Estate Securities Series
Beginning AUV	$18.12	$16.96	$16.720
Ending AUV	$19.20	$18.12	$16.960

Ending number of AUs (000s)	2	1	1

Newfleet Multi-Sector Fixed Income Series
Beginning AUV	$12.99	$11.88	$12.380
Ending AUV	$13.86	$12.99	$11.880

Ending number of AUs (000s)	10	—	—

WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$33.20	$30.84	$33.580
Ending AUV	$42.87	$33.20	$30.840

Ending number of AUs (000s)	6	6	3

Opportunity Fund
Beginning AUV	$25.70	$22.90	$24.540
Ending AUV	$30.95	$25.70	$22.900

Ending number of AUs (000s)	—	—	—

WESTCHESTER CAPITAL
Merger Fund VL
Beginning AUV	$11.44	$11.16	$11.420
Ending AUV	$11.73	$11.44	$11.160

Ending number of AUs (000s)	23	14	9

73

PRIVACY NOTICE of

Jefferson National Life Insurance Company of New York

Jefferson National Life Insurance Company

Jefferson National Securities Corporation

01/2018

We take your privacy seriously.  This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your non-public personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law.  We are required, on a periodic basis, to submit your non-public personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts. We also may submit your non-public personal data to an outside vendor to obtain current address information.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

•                  Consumer reporting agencies

•                  Service providers who conduct marketing services on our behalf

•                  Other data providers

Data we collect may include:

•                  Name, address, e-mail address, phone number

•                  Social security number

•                  Demographic data

•                  Beneficiary information

•                  Internet Cookies (cookies help our Internet application process — they do not store any non-public personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

•                  Benefit plan administrators and sponsors

•                  Insurance companies, agents, reinsurers, investment advisers, broker dealers

•                  Group policyholders for purpose of reporting claims experience

•                  Regulators

•                  A court or governmental agency when there is a lawful request

•                  Law enforcement officials to  prevent criminal activity and/or fraud

•                  Service providers that perform marketing or research services for us

•                  Service providers that perform legal, audit, or administrative services for us

•                  Joint marketing partners

•                  Unaffiliated fund families

•                  Unaffiliated third parties

•                  Our affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. When we use service providers and joint marketers they agree to keep your non-public personal data private and not use it for any other purpose. Data obtained from an insurance support organization may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your non-public personal data.  To do so please send a written request to the Jefferson National Service Center:

10350 Ormsby Park Place

Louisville, KY 40223

Please include your name, address, telephone number, and policy number.  Also, let us know what kind of data you want to see.  We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it.  If we agree, we will correct our files.  If we disagree, you may file a short statement of dispute with us.  Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide non-public personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data.  If you provide non-public personal data to us on a website that we sponsor with another financial institution, please note that you are providing your non-public personal data to us and the third party.  Accordingly, you should review the privacy notice of any such third parties.

74

Jefferson National Life Insurance Company of New York

P.O. Box 36840

Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life of New York Annuity Account 1.

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions

Financial Statements

Custodian

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNLNY MNTADV-SAI-1-16 dated May 1, 2018 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com/SAI:

Jefferson National Life Insurance Company of New York Administrative Office P.O. Box 36840 Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life of New York Annuity Account 1 (Monument Advisor NY) variable annuity at the following address:

Name:

Mailing Address:

Sincerely,

(Signature)

© 2018, Jefferson National Life Insurance Company of New York	JNLNY-MNTADV-PROS-05-2018

75

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL VARIABLE ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

AND

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

May 1, 2018

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life of New York Annuity Account 1 (the “Separate Account”), dated May 1, 2018.  You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK:

Jefferson National Life Insurance Company of New York (“Jefferson National”, “Company”, “we”, “our” or “us”) is a direct wholly-owned subsidiary of Jefferson National Life Insurance Company, a Texas stock life insurance company, and an indirect subsidiary of Jefferson National Financial Corp., a Delaware Corporation. We are organized as a New York stock life insurance company, and are subject to New York law governing insurance companies. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

On March 1, 2017, Jefferson Financial Corp. was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1:

Jefferson National Life of New York Annuity Account 1, also referred to as the “Separate Account”, was established on June 20, 2014 pursuant to New York law. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the “Code”),  proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United

States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, we reserve the right to take whatever steps are available to remain in compliance.

Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; or

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period measured by the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter..

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules and the terms and conditions of the plan.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•                  the contract is not transferable by the owner;

•                  the premiums are not fixed;

•                  if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);

•                  certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•                  the entire interest of the owner in the contract is nonforfeitable; and

•                  after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

As used herein, the term “individual retirement plans” shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

One-Rollover-Per-Year Limitation

A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service (“IRS”) has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.

However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.

Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•                  the contract is not transferable by the owner;

•                  the premiums are not fixed;

•                  if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•                  the entire interest of the owner in the contract is nonforfeitable; and

•                  after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner’s federal gross income at the time of the rollover, and will be subject to federal income tax.

A Roth IRA owner was able to recharacterize (“undo”) the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage.   However,  H.R. 1, the Tax Cuts and Jobs Act eliminated the ability to recharacterize a rollover or conversion of an amount from an IRA or eligible retirement plan that occurs after December 31, 2017.  Purchasers of Contracts should consult their legal counsel and tax advisor.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several fixed annuity options.

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an

affiliate of Jefferson National Life Insurance Company of New York. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for JNL and its wholly owned subsidiary, Jefferson National Life Insurance Company of New York, during the last calendar year.

AIG Advisor Group

Cetera Financial

Dynasty Financial Partners

Kestra

Raymond James

Shareholder Services Group

Trust Company of America

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life of New York Annuity Account 1, dated May 1, 2018.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

Independent Registered Public Accounting Firm

The financial statements of Jefferson National Life of New York Annuity Account 1 and the financial statements and schedules of Jefferson National Life Insurance Company of New York as of and for the period ended December 31, 2017 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

CUSTODIAN

The Company is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

Annual Report to Contract Owners

December 31, 2017

Jefferson National Life of New York Annuity Account 1

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 2017

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities

December 31, 2017

	SHARES	COST	VALUE
Assets:
Investments in portfolio shares, at net asset value (Note 1):
AB Variable Products Series Fund, Inc.:
Growth and Income Portfolio	6,664.819	$199,415	$222,272
International Value Portfolio	1,686.166	26,873	27,232
Small-Mid Cap Value Portfolio	11,724.708	219,117	251,847
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio	1,121.850	26,363	26,274
The Alger Portfolios:
Capital Appreciation Portfolio	1,314.791	101,424	108,654
Large Cap Growth Portfolio	202.840	10,815	12,494
ALPS Variable Insurance Trust:
Alerian Energy Infrastructure Portfolio	24,485.290	233,350	233,345
ALPS Variable Insurance Trust:
Morningstar ETF Asset Allocations:
Balanced ETF Portfolio	11,382.664	130,510	129,762
Growth ETF Portfolio	2,935.290	32,167	35,106
Income and Growth ETF Portfolio	1,792.261	19,171	19,356
American Century Variable Portfolios, Inc.:
Balanced Fund	41,261.677	296,306	310,700
Income & Growth Fund	9,228.212	86,642	98,834
Inflation Protection Fund	13,416.524	135,462	136,982
International Fund	52,208.577	628,069	635,901
Ultra Fund	376.204	6,642	7,276
Value Fund	2,150.862	22,804	24,111
American Funds Insurance Series:
Asset Allocation Fund	21,160.723	480,240	495,161
Blue Chip Income and Growth Fund	5,192.934	70,087	76,700
Bond Fund	63,886.857	694,851	682,312
Global Bond Fund	8,827.191	102,455	103,278
Growth Fund	6,769.372	495,860	518,263
Growth-Income Fund	7,121.919	309,853	351,181
High Income Bond Fund	58,903.897	657,639	637,340
International Fund	35,594.680	640,844	762,438
Managed Risk Asset Allocation Fund	21,155.556	267,589	286,658
Managed Risk Blue Chip and Growth Fund	4,781.551	57,565	61,969
Mortgage Fund	48,152.533	515,847	499,823
New World Fund	20,184.248	483,898	504,404
Amundi Pioneer Asset Management:
Pioneer Variable Contracts Trust:
Bond Portfolio	20,272.546	223,719	224,215
Equity Income Portfolio	10,058.225	325,308	328,903
Mid Cap Value Portfolio	282.325	5,811	5,893
Strategic Income Portfolio	9,658.466	99,108	99,096
BlackRock Variable Series Trust Funds:
Advantage Large Cap Core V.I. Fund	1,213.659	41,107	34,262
Global Allocation V.I. Fund	27,614.740	380,604	409,803
High Yield V.I. Fund	70,099.663	516,497	517,335
iShares Alternative Strategies Fund	4,469.008	47,635	49,606
Total Return V.I. Fund	70,725.902	837,273	831,737
U.S. Government Bond V.I. Fund	33,610.183	348,817	339,798
Calvert Variable Products:
SRI Balanced Fund	27,332.499	58,838	61,225
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy Fund	32,596.842	279,362	252,299
Select Large-Cap Value Fund	15,465.505	373,072	384,627
Select Smaller-Cap Value Fund	423.960	10,128	10,306

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Columbia Funds Variable Series Trust: (continued)
Seligman Global Technology Fund	11,003.693	$225,857	$219,965
Strategic Income Fund	18,773.672	77,340	77,723
Credit Suisse Trust:
Commodity Return Strategy Portfolio	1,908.325	8,164	7,690
Delaware VIP Trust:
Small Cap Value Series	6,032.456	233,431	256,500
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio	93,269.938	1,020,198	991,459
VA Global Moderate Allocation Portfolio	133,825.697	1,552,793	1,712,970
VA International Small Portfolio	63,104.403	797,897	887,248
VA International Value Portfolio	86,968.501	989,613	1,187,990
VA Short-Term Fixed Portfolio	33,477.946	342,180	340,135
VA U.S. Large Value Portfolio	42,680.926	1,032,594	1,148,970
VA U.S. Targeted Value Portfolio	42,994.896	787,427	846,570
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	12,854.548	234,107	258,634
Dreyfus Stock Index Fund	26,908.319	1,267,111	1,439,056
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	1,241.390	46,732	49,991
Dreyfus Variable Investment Fund:
International Value Portfolio	11,508.747	111,203	141,213
Eaton Vance Variable Trust:
Floating-Rate Income Fund	139,632.091	1,291,724	1,294,389
Federated Insurance Series:
High Income Bond Fund II	11,279.794	76,083	76,928
Kaufmann Fund II	1,013.773	16,234	18,512
Managed Volatility Fund II	12,864.801	123,075	138,940
Fidelity Variable Insurance Products - Service Class II:
Balanced Portfolio	31,204.308	548,525	571,975
Contrafund Portfolio	5,303.383	186,028	196,490
Disciplined Small Cap Portfolio	7,311.782	120,718	123,569
Freedom Income Portfolio	4,220.799	49,031	48,919
Growth Portfolio	1,501.681	98,359	109,413
High Income Portfolio	6,479.093	35,683	34,145
International Capital Appreciation Portfolio	8,876.275	147,634	153,205
Investment Grade Bond Portfolio	39,662.413	500,924	495,383
Mid Cap Portfolio	1,497.375	48,233	56,586
Overseas Portfolio	8,534.431	174,055	193,390
Real Estate Portfolio	1,307.602	25,737	25,028
Strategic Income Portfolio	21,434.759	249,731	244,356
First Eagle Variable Funds:
Overseas Variable Fund	1,180.376	33,926	32,708
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund	516.426	8,280	8,532
Income II Fund	4,592.138	71,241	74,255
Mutual Shares II Fund	1,869.797	37,745	38,070
Rising Dividends Fund	7,859.133	197,253	223,671
Strategic Income II Fund	14,954.321	160,886	161,506
Templeton Global Income II Fund	30,312.895	488,363	500,466
U.S. Government Securities II Fund	2,959.997	36,562	35,757
Goldman Sachs Variable Insurance Trust:
Multi-Strategy Alternatives Fund	4,535.735	42,582	42,455
Strategic Income Fund	1,091.555	9,953	9,650

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Guggenheim Variable Insurance Funds:
Global Managed Futures Strategy Fund	3,815.872	$61,626	$65,099
Multi-Hedge Strategies Fund	5,877.460	141,329	145,937
Banking Fund	481.271	45,747	45,812
Basic Materials Fund	304.250	23,377	24,726
Biotechnology Fund	179.364	14,462	15,520
Consumer Products Fund	4,720.443	309,958	312,966
Electronics Fund	436.472	32,415	34,865
Energy Fund	408.433	29,346	30,457
Financial Services Fund	325.957	25,906	27,530
Health Care Fund	629.465	38,781	39,291
Internet Fund	435.535	35,547	37,818
Inverse Government Long Bond Strategy Fund	230.348	22,008	21,823
NASDAQ-100® Fund	1,556.723	59,161	60,244
NASDAQ-100® 2X Strategy Fund	5,924.307	349,579	384,784
Nova Fund	2,497.995	213,717	282,249
Real Estate Fund	1,614.777	63,861	63,332
Retailing Fund	332.698	22,756	24,740
S&P 500 2X Strategy Fund	911.381	185,344	222,705
S&P 500 Pure Value Fund	820.329	49,699	50,713
Technology Fund	414.699	37,518	40,102
Telecommunications Fund	410.046	22,897	23,980
Transportation Fund	493.490	41,680	42,509
Utilities Fund	807.309	23,233	22,581
VT Floating Rate Strategies Fund	17,170.534	452,004	450,899
VT High Yield Fund	5,134.661	156,658	159,842
VT Small Cap Value Fund	412.682	18,009	18,938
VT StylePlus Large Growth Fund	1,726.063	30,970	35,022
VT StylePlus Mid Growth Fund	250.262	12,645	14,971
VT U.S. Total Return Bond Fund	58,485.369	953,475	959,160
Invesco Variable Insurance Funds:
Balanced Risk Allocation Fund	6,466.474	74,244	72,230
Core Plus Bond	28,769.957	183,265	183,552
Diversified Dividend Fund	10,676.814	283,892	290,196
Equity and Income Fund	24,067.956	441,628	458,254
Global Health Care Fund	493.834	13,842	13,057
Global Real Estate Fund	4,106.106	69,624	71,405
Government Money Market Fund	8,034,657.741	8,034,658	8,034,659
Government Securities Fund	324.300	3,751	3,701
International Growth Fund	549.368	19,071	21,914
Mid Cap Core Equity Fund	510.500	6,787	7,203
Technology Fund	4,399.342	97,965	101,053
Ivy Variable Insurance Portfolios, Inc:
Global Bond Portfolio	7,577.934	37,016	37,565
High Income Portfolio	4,140.188	14,816	15,060
Limited Term Bond Portfolio	5,556.725	27,167	27,115
Science and Technology Portfolio	1,651.908	45,523	44,664
Janus Henderson VIT Funds - Institutional:
Balanced Portfolio	32,805.503	1,014,176	1,157,050
Enterprise Portfolio	8,095.504	513,148	571,947
Forty Portfolio	13,702.954	491,674	544,829
Global Research Portfolio	96.532	4,942	4,942
Overseas Portfolio	611.645	19,017	19,561
Perkins Mid Cap Value Portfolio	4,703.097	76,494	84,750
Research Portfolio	4,001.383	124,201	146,091

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Janus Henderson VIT Funds - Service:
Flexible Bond Portfolio	26,785.611	$346,550	$340,981
Global Unconstrained Bond Portfolio	10,805.728	106,442	103,519
U.S. Low Volatility Portfolio	989.768	15,984	17,252
John Hancock Variable Insurance Trust:
Emerging Markets Value Trust Fund	3,996.051	37,629	42,398
JPMorgan Insurance Trust:
Global Allocation Portfolio	30,799.513	500,645	509,732
Income Builder Portfolio	19,416.024	199,524	206,198
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	9,355.203	207,083	220,689
International Equity Portfolio	100,457.843	1,245,622	1,087,958
US Small-Mid Cap Equity Portfolio	25,014.719	211,224	208,372
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio	305.275	8,299	8,298
ClearBridge Large Cap Growth Portfolio	3,067.098	67,815	75,542
ClearBridge Small Cap Growth Portfolio	4,362.971	78,645	108,900
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	13,607.643	103,796	99,336
Lord Abbett Series Fund, Inc:
Bond Debenture Portfolio	86,286.403	1,063,348	1,068,225
Calibrated Dividend Growth Portfolio	21,693.196	322,504	347,525
International Opportunities Portfolio	15,084.549	139,224	148,734
MainStay VP Funds Trust: Service Class:
Convertible Portfolio	6,589.302	86,223	86,835
MFS Variable Insurance Trust:
Growth Series - Service	5,002.590	175,160	236,473
Value Series - Service	11,338.764	192,116	233,012
Nationwide Variable Insurance Trust:
Bond Index Fund	6,332.811	67,123	66,051
International Index Fund	94,020.275	887,254	977,811
Mid Cap Index Fund	8,524.731	215,545	221,984
Multi-Manager Mid Cap Value Fund	4,325.843	48,276	48,882
NW DoubleLine Total Return Tactical Fund	11,813.144	118,129	117,659
S&P 500 Index Fund	56,692.641	974,969	995,523
Small Cap Index Fund	10,674.689	140,692	145,283
Neuberger Berman Advisers Management Trust:
Mid-Cap Growth Portfolio	4,657.380	115,744	129,430
Mid Cap Intrinsic Value Portfolio	11,864.233	199,199	232,302
Short Duration Bond Portfolio	8,321.508	87,485	87,043
Socially Responsive Portfolio	826.577	18,523	21,168
US Equity Index PutWrite Strategy Portfolio	2,951.615	28,915	29,221
Northern Lights Variable Trust:
7Twelve Balanced Portfolio	17,272.345	200,320	213,486
BTS Tactical Fixed Income Portfolio	1,301.178	14,026	13,441
Power Momentum Portfolio	173.775	5,031	5,877
Oppenheimer Variable Account Funds:
Global Fund	1,321.807	57,971	61,966
Global Strategic Income Fund	3,857.499	20,137	20,329
International Growth Fund	18,885.766	45,066	50,992
Total Return Bond Fund	15,162.298	116,102	117,205
PIMCO Variable Insurance Trust:
CommodityRealReturn Strategy Portfolio	8,138.910	58,185	58,275
Emerging Markets Bond Portfolio	25,330.999	331,940	332,850
Foreign Bond US Dollar-Hedged Portfolio	19,580.340	217,145	211,272

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
PIMCO Variable Insurance Trust: (continued)
Global Bond Unhedged Portfolio	3,166.448	$36,779	$38,915
Global Multi-Asset Portfolio	1,805.179	22,212	23,160
High Yield Portfolio	25,881.266	204,348	203,686
Income Portfolio	63,648.089	676,315	683,580
Long Term US Government Portfolio	9,545.861	125,275	116,936
Low Duration Portfolio	28,913.678	298,193	296,076
Real Return Portfolio	23,667.080	293,721	293,945
Short-Term Portfolio	29,477.960	302,682	305,687
Total Return Portfolio	164,802.266	1,783,549	1,802,936
Unconstrained Bond Portfolio	5,533.452	56,752	58,322
ProFunds VP:
Bull Fund	133.930	6,524	6,784
Emerging Markets Fund	856.248	21,133	23,846
Europe 30 Fund	1,433.933	33,744	35,175
Financials Fund	2,511.850	99,649	105,246
Government Money Market Fund	85,705.226	85,705	85,706
Industrials Fund	293.499	19,479	24,487
Internet Fund	706.994	76,591	78,738
Japan Fund	931.069	46,939	48,416
Large-Cap Growth Fund	3,115.659	209,407	215,697
Mid-Cap Fund	1,289.694	39,196	38,007
Mid-Cap Value Fund	437.485	20,397	20,392
NASDAQ-100 Fund	241.379	10,321	10,317
Semiconductor Fund	1,246.956	65,796	65,865
Small-Cap Growth Fund	3,406.989	130,393	134,031
Small-Cap Value Fund	654.998	29,024	32,927
Telecommunications Fund	325.556	12,176	11,564
UltraMid-Cap Fund	821.972	63,249	65,511
Putnam Variable Trust Class IB:
Diversified Income Fund	6,145.451	36,567	37,733
Equity Income Fund	18,100.479	424,097	483,102
High Yield Fund	83,525.000	540,407	542,077
Income Fund	6,980.579	77,177	76,856
Redwood Investment Management, LLC:
Managed Volatility Portfolio Class N	1,008.299	10,745	10,466
Royce Capital Fund:
Micro-Cap Portfolio	1,313.154	14,535	13,631
Small-Cap Portfolio	7,899.034	64,306	69,354
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	32,772.261	842,260	989,394
Equity Income Portfolio II	1,652.425	49,042	48,184
Health Sciences Portfolio II	2,247.511	93,203	91,542
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II	8,035.802	38,813	38,572
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund	10,322.029	87,701	87,015
VanEck VIP Trust:
Emerging Markets Fund	67,541.906	990,851	1,055,679
Global Gold Fund	7,009.920	53,328	53,275
Global Hard Assets Fund	420.786	10,091	9,985
Unconstrained Emerging Markets Bond Fund	1,196.477	10,613	10,649
Vanguard Variable Insurance Fund:
Balanced Portfolio	118,100.502	2,710,763	2,928,893
Capital Growth Portfolio	37,575.731	1,142,153	1,319,661
The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Vanguard Variable Insurance Fund: (continued)
Diversified Value Portfolio	41,669.610	$660,810	$710,051
Equity Income Portfolio	45,478.156	994,304	1,120,582
Equity Index Portfolio	65,621.064	2,302,024	2,701,619
Growth Portfolio	9,125.447	198,771	218,920
High Yield Bond Portfolio	117,028.969	937,227	951,446
International Portfolio	85,286.566	2,004,008	2,331,734
Mid-Cap Index Portfolio	24,119.298	526,018	572,109
REIT Index Portfolio	53,827.493	710,631	707,294
Short-Term Investment Grade Portfolio	261,468.015	2,772,694	2,776,791
Small Company Growth Portfolio	10,242.686	230,383	252,176
Total Bond Market Index Portfolio	317,851.955	3,766,426	3,766,545
Total Stock Market Index Portfolio	68,055.069	2,377,908	2,603,787
Virtus Variable Insurance Trust:
Duff & Phelps Real Estate Securities Series	1,883.499	43,634	36,220
Newfleet Multi-Sector Intermediate Bond Series	14,215.241	132,928	132,770
Wells Fargo VT Funds:
Discovery Fund	7,911.475	213,196	251,111
Westchester Capital Management
Merger Fund VL	24,780.959	264,681	267,634
Total investments in portfolio shares			$82,253,441
Dividend receivable
BlackRock Variable Series Trust Funds:
High Yield V.I. Fund			$1,914
Total Return V.I. Fund			370
U.S. Government Bond V.I. Fund			1,351
			3,634
Total assets			$82,257,075
Contract Owners' Equity:
Accumulation units			$82,257,075
Total contract owners equity			$82,257,075

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations

For the Year Ended December 31, 2017

	AB VARIABLE PRODUCTS SERIES FUND					ADVISORS PREFERRED TRUST
	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL-MID CAP VALUE	GOLD BULLION STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$141	$2,517	$468	$438	$447	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	141	2,517	468	438	447	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,940	1,412	3,897	2,900	1,470	248
Net realized short-term capital gain distributions from investments in portfolio shares	—	1,376	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	13,522	—	—	9,091	—
Net realized gain (loss) on investments in portfolio shares	2,940	16,310	3,897	2,900	10,561	248
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	12,549	—	515	12,779	478
Net increase (decrease) in net assets from operations	$3,081	$31,376	$4,365	$3,853	$23,787	$726

Statements of Changes in Net Assets

For the Year Ended December 31, 2017

	AB VARIABLE PRODUCTS SERIES FUND					ADVISORS PREFERRED TRUST
	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL-MID CAP VALUE	GOLD BULLION STRATEGY
Changes from operations:
Net investment income (expense)	$141	$2,517	$468	$438	$447	$—
Net realized gain (loss) on investments in portfolio shares	2,940	16,310	3,897	2,900	10,561	248
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	12,549	—	515	12,779	478
Net increase (decrease) in net assets from operations	3,081	31,376	4,365	3,853	23,787	726
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	106,906	—
Contract redemptions	—	(9,328)	—	(42)	(5,603)	—
Net transfers	(3,081)	36,846	(4,365)	7,654	28,257	1,933
Net increase (decrease) in net assets from contract owners' transactions	(3,081)	27,518	(4,365)	7,612	129,560	1,933
Net increase (decrease) in net assets	—	58,894	—	11,465	153,347	2,659
Net assets, beginning of period	—	163,378	—	15,767	98,500	23,615
Net assets, end of period	$—	$222,272	$—	$27,232	$251,847	$26,274

The accompanying notes are an integral part of these financial statements.

	THE ALGER PORTFOLIOS			ALPS VARIABLE INSURANCE TRUST	ALPS VARIABLE INSURANCE TRUST ETF ASSET ALLOCATION SERIES			AMERICAN CENTURY VARIABLE PORTFOLIOS
	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	ALERIAN ENERGY INFRA- STRUCTURE	BALANCED	GROWTH	INCOME AND GROWTH	BALANCED
Investment income:
Income dividends from investments in portfolio shares	$166	$—	$—	$4,420	$2,031	$452	$330	$3,348
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	166	—	—	4,420	2,031	452	330	3,348
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	36	23	3,221	51,958	2	15	—	83
Net realized short-term capital gain distributions from investments in portfolio shares	682	—	—	—	—	—	—	2,914
Net realized long-term capital gain distributions from investments in portfolio shares	5,754	1,117	—	—	7,665	1,759	873	5,608
Net realized gain (loss) on investments in portfolio shares	6,472	1,140	3,221	51,958	7,667	1,774	873	8,605
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,832	1,649	—	(54,938)	559	2,967	547	12,983
Net increase (decrease) in net assets from operations	$16,470	$2,789	$3,221	$1,440	$10,257	$5,193	$1,750	$24,936

	THE ALGER PORTFOLIOS			ALPS VARIABLE INSURANCE TRUST	ALPS VARIABLE INSURANCE TRUST ETF ASSET ALLOCATION SERIES			AMERICAN CENTURY VARIABLE PORTFOLIOS
	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	ALERIAN ENERGY INFRA- STRUCTURE	BALANCED	GROWTH	INCOME AND GROWTH	BALANCED
Changes from operations:
Net investment income (expense)	$166	$—	$—	$4,420	$2,031	$452	$330	$3,348
Net realized gain (loss) on investments in portfolio shares	6,472	1,140	3,221	51,958	7,667	1,774	873	8,605
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,832	1,649	—	(54,938)	559	2,967	547	12,983
Net increase (decrease) in net assets from operations	16,470	2,789	3,221	1,440	10,257	5,193	1,750	24,936
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	39,641	—	—	37,782	—	—	—	166,899
Contract redemptions	(859)	(142)	—	(4,176)	(40)	(214)	—	(948)
Net transfers	6,311	—	(3,221)	(193,437)	67,506	—	—	67,855
Net increase (decrease) in net assets from contract owners' transactions	45,093	(142)	(3,221)	(159,831)	67,466	(214)	—	233,806
Net increase (decrease) in net assets	61,563	2,647	—	(158,391)	77,723	4,979	1,750	258,742
Net assets, beginning of period	47,091	9,847	—	391,736	52,039	30,127	17,606	51,958
Net assets, end of period	$108,654	$12,494	$—	$233,345	$129,762	$35,106	$19,356	$310,700

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)
	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	ULTRA	VALUE
Investment income:
Income dividends from investments in portfolio shares	$1,577	$3,600	$—	$—	$291
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	1,577	3,600	—	—	291
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	106	183	168	31	—
Net realized short-term capital gain distributions from investments in portfolio shares	272	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	740	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	1,118	183	168	31	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,434	1,155	7,831	633	1,307
Net increase (decrease) in net assets from operations	$12,129	$4,938	$7,999	$664	$1,598

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)
	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	ULTRA	VALUE
Changes from operations:
Net investment income (expense)	$1,577	$3,600	$—	$—	$291
Net realized gain (loss) on investments in portfolio shares	1,118	183	168	31	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,434	1,155	7,831	633	1,307
Net increase (decrease) in net assets from operations	12,129	4,938	7,999	664	1,598
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	45,914	3	—	—	—
Contract redemptions	(926)	(6,717)	(13)	(93)	(10)
Net transfers	—	16,489	627,915	6,705	22,523
Net increase (decrease) in net assets from contract owners' transactions	44,988	9,775	627,902	6,612	22,513
Net increase (decrease) in net assets	57,117	14,713	635,901	7,276	24,111
Net assets, beginning of period	41,717	122,269	—	—	—
Net assets, end of period	$98,834	$136,982	$635,901	$7,276	$24,111

The accompanying notes are an integral part of these financial statements.

	AMERICAN FUNDS INSURANCE SERIES
	ASSET ALLOCATION	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$6,062	$1,293	$12,791	$377	$2,329	$4,067	$37,783	$8,628	$2,116
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	6,062	1,293	12,791	377	2,329	4,067	37,783	8,628	2,116
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	10,224	3	1	31	25,023	129	3,334	(713)	360
Net realized short-term capital gain distributions from investments in portfolio shares	228	215	6,433	98	1,420	200	—	172	—
Net realized long-term capital gain distributions from investments in portfolio shares	15,815	1,582	2,290	2	55,169	15,797	—	5,428	2,603
Net realized gain (loss) on investments in portfolio shares	26,267	1,800	8,724	131	81,612	16,126	3,334	4,887	2,963
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	10,613	5,868	(2,448)	822	22,360	32,610	1,736	122,653	22,271
Net increase (decrease) in net assets from operations	$42,942	$8,961	$19,067	$1,330	$106,301	$52,803	$42,853	$136,168	$27,350

	AMERICAN FUNDS INSURANCE SERIES
	ASSET ALLOCATION	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION
Changes from operations:
Net investment income (expense)	$6,062	$1,293	$12,791	$377	$2,329	$4,067	$37,783	$8,628	$2,116
Net realized gain (loss) on investments in portfolio shares	26,267	1,800	8,724	131	81,612	16,126	3,334	4,887	2,963
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	10,613	5,868	(2,448)	822	22,360	32,610	1,736	122,653	22,271
Net increase (decrease) in net assets from operations	42,942	8,961	19,067	1,330	106,301	52,803	42,853	136,168	27,350
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	259,525	—	—	89,294	454,513	14,634	27,507	104,749	166,899
Contract redemptions	(1,247)	(42)	(94)	(579)	(3,875)	(1,251)	(649)	(15,753)	(5,186)
Net transfers	66,452	31,478	89,144	13,071	(139,868)	85,711	(362,941)	180,362	—
Net increase (decrease) in net assets from contract owners' transactions	324,730	31,436	89,050	101,786	310,770	99,094	(336,083)	269,358	161,713
Net increase (decrease) in net assets	367,672	40,397	108,117	103,116	417,071	151,897	(293,230)	405,526	189,063
Net assets, beginning of period	127,489	36,303	574,195	162	101,192	199,284	930,570	356,912	97,595
Net assets, end of period	$495,161	$76,700	$682,312	$103,278	$518,263	$351,181	$637,340	$762,438	$286,658

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	AMERICAN FUNDS INSURANCE SERIES (continued)			AMUNDI PIONEER ASSET MANAGEMENT (a)*		AMUNDI PIONEER ASSET MANAGEMENT (continued) (a)*
	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MORTGAGE	NEW WORLD	BOND	EMERGING MARKETS (b)*	EQUITY INCOME	MID CAP VALUE	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$866	$6,917	$2,657	$5,224	$—	$1,215	$67	$2,736
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	866	6,917	2,657	5,224	—	1,215	67	2,736
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	745	(3,739)	19,768	812	831	9	(152)	456
Net realized short-term capital gain distributions from investments in portfolio shares	—	1,472	—	433	—	4	127	78
Net realized long-term capital gain distributions from investments in portfolio shares	934	3,010	—	263	—	927	744	—
Net realized gain (loss) on investments in portfolio shares	1,679	743	19,768	1,508	831	940	719	534
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,627	455	17,711	379	—	2,845	109	78
Net increase (decrease) in net assets from operations	$7,172	$8,115	$40,136	$7,111	$831	$5,000	$895	$3,348

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	AMERICAN FUNDS INSURANCE SERIES (continued)			AMUNDI PIONEER ASSET MANAGEMENT (a)*		AMUNDI PIONEER ASSET MANAGEMENT (continued) (a)*
	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MORTGAGE	NEW WORLD	BOND	EMERGING MARKETS (b)*	EQUITY INCOME	MID CAP VALUE	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$866	$6,917	$2,657	$5,224	$—	$1,215	$67	$2,736
Net realized gain (loss) on investments in portfolio shares	1,679	743	19,768	1,508	831	940	719	534
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,627	455	17,711	379	—	2,845	109	78
Net increase (decrease) in net assets from operations	7,172	8,115	40,136	7,111	831	5,000	895	3,348
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	23,695	170,975	24,022	—	—	—	24,784
Contract redemptions	(22)	(2,057)	(7,736)	(10,673)	(15)	(148)	(3)	(38,434)
Net transfers	30,180	(207,976)	249,944	37,523	(816)	313,266	(1,222)	90,727
Net increase (decrease) in net assets from contract owners' transactions	30,158	(186,338)	413,183	50,872	(831)	313,118	(1,225)	77,077
Net increase (decrease) in net assets	37,330	(178,223)	453,319	57,983	—	318,118	(330)	80,425
Net assets, beginning of period	24,639	678,046	51,085	166,232	—	10,785	6,223	18,671
Net assets, end of period	$61,969	$499,823	$504,404	$224,215	$—	$328,903	$5,893	$99,096

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	BLACKROCK VARIABLE SERIES TRUST FUNDS
	ADVANTAGE LARGE CAP CORE V.I. (c)*	GLOBAL ALLOCATION V.I.	HIGH YIELD V.I.	ISHARES ALTERNATIVE STRATEGIES	TOTAL RETURN V.I.	U.S. GOVERNMENT BOND V.I.
Investment income:
Income dividends from investments in portfolio shares	$332	$5,445	$17,955	$1,219	$17,991	$6,055
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	332	5,445	17,955	1,219	17,991	6,055
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1)	6,301	13,401	49	1	(72)
Net realized short-term capital gain distributions from investments in portfolio shares	813	4,707	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	8,064	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	8,876	11,008	13,401	49	1	(72)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(6,845)	35,419	(6,935)	1,971	7,450	(1,958)
Net increase (decrease) in net assets from operations	$2,363	$51,872	$24,421	$3,239	$25,442	$4,025

	BLACKROCK VARIABLE SERIES TRUST FUNDS
	ADVANTAGE LARGE CAP CORE V.I. (c)*	GLOBAL ALLOCATION V.I.	HIGH YIELD V.I.	ISHARES ALTERNATIVE STRATEGIES	TOTAL RETURN V.I.	U.S. GOVERNMENT BOND V.I.
Changes from operations:
Net investment income (expense)	$332	$5,445	$17,955	$1,219	$17,991	$6,055
Net realized gain (loss) on investments in portfolio shares	8,876	11,008	13,401	49	1	(72)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(6,845)	35,419	(6,935)	1,971	7,450	(1,958)
Net increase (decrease) in net assets from operations	2,363	51,872	24,421	3,239	25,442	4,025
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	63,101	(3)	18,497	—	—
Contract redemptions	(6)	(3,364)	(9,278)	(759)	(299)	(4,984)
Net transfers	31,905	(59,713)	251,851	28,629	12,973	—
Net increase (decrease) in net assets from contract owners' transactions	31,899	24	242,570	46,367	12,674	(4,984)
Net increase (decrease) in net assets	34,262	51,896	266,991	49,606	38,116	(959)
Net assets, beginning of period	—	357,907	252,258	—	794,971	341,127
Net assets, end of period	$34,262	$409,803	$519,249	$49,606	$833,087	$340,168

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	CALVERT VARIABLE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST				COLUMBIA FUNDS VST (continued)	CREDIT SUISSE TRUST
	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	STRATEGIC INCOME	COMMODITY RETURN STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$1,175	$595	$—	$—	$—	$1,332	$678
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	1,175	595	—	—	—	1,332	678
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3	(20)	1,547	—	(48,955)	615	(3)
Net realized short-term capital gain distributions from investments in portfolio shares	36	—	—	—	10,753	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	562	—	—	—	75,453	—	—
Net realized gain (loss) on investments in portfolio shares	601	(20)	1,547	—	37,251	615	(3)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,438	(72)	11,555	178	(5,893)	384	(561)
Net increase (decrease) in net assets from operations	$6,214	$503	$13,102	$178	$31,358	$2,331	$114

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	CALVERT VARIABLE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST				COLUMBIA FUNDS VST (continued)	CREDIT SUISSE TRUST
	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	STRATEGIC INCOME	COMMODITY RETURN STRATEGY
Changes from operations:
Net investment income (expense)	$1,175	$595	$—	$—	$—	$1,332	$678
Net realized gain (loss) on investments in portfolio shares	601	(20)	1,547	—	37,251	615	(3)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,438	(72)	11,555	178	(5,893)	384	(561)
Net increase (decrease) in net assets from operations	6,214	503	13,102	178	31,358	2,331	114
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	30,178	65,600	—	107,417	30,279	—
Contract redemptions	(185)	(49)	(24)	—	(278)	(6,772)	(50)
Net transfers	—	37,075	305,949	10,128	81,468	51,885	—
Net increase (decrease) in net assets from contract owners' transactions	(185)	67,204	371,525	10,128	188,607	75,392	(50)
Net increase (decrease) in net assets	6,029	67,707	384,627	10,306	219,965	77,723	64
Net assets, beginning of period	55,196	184,592	—	—	—	—	7,626
Net assets, end of period	$61,225	$252,299	$384,627	$10,306	$219,965	$77,723	$7,690

The accompanying notes are an integral part of these financial statements.

	DELAWARE VIP TRUST	DFA INVESTMENT DIMENSIONS
	SMALL CAP VALUE	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE
Investment income:
Income dividends from investments in portfolio shares	$512	$17,570	$27,616	$19,230	$31,427	$3,485	$19,792
Expenses:
Mortality and expense risk fees	—	2,335	3,617	1,247	2,559	829	1,685
Net investment income (expense)	512	15,235	23,999	17,983	28,868	2,656	18,107
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5,896	(621)	10,266	2,334	8,920	583	4,384
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	239	2,782	—	—	2,836
Net realized long-term capital gain distributions from investments in portfolio shares	2,728	478	11,967	18,143	—	—	40,332
Net realized gain (loss) on investments in portfolio shares	8,624	(143)	22,472	23,259	8,920	583	47,552
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,066	1,204	147,318	86,841	193,485	(1,414)	69,894
Net increase (decrease) in net assets from operations	$17,202	$16,296	$193,789	$128,083	$231,273	$1,825	$135,553

	DELAWARE VIP TRUST	DFA INVESTMENT DIMENSIONS
	SMALL CAP VALUE	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE
Changes from operations:
Net investment income (expense)	$512	$15,235	$23,999	$17,983	$28,868	$2,656	$18,107
Net realized gain (loss) on investments in portfolio shares	8,624	(143)	22,472	23,259	8,920	583	47,552
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,066	1,204	147,318	86,841	193,485	(1,414)	69,894
Net increase (decrease) in net assets from operations	17,202	16,296	193,789	128,083	231,273	1,825	135,553
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	24,677	74,190	553,531	214,634	217,666	189,729	369,957
Contract redemptions	(4,909)	(52,859)	(52,231)	(6,030)	(102,433)	(135,509)	(11,040)
Net transfers	140,630	187,346	(173,799)	244,021	90,511	158,519	118,601
Net increase (decrease) in net assets from contract owners' transactions	160,398	208,677	327,501	452,625	205,744	212,739	477,518
Net increase (decrease) in net assets	177,600	224,973	521,290	580,708	437,017	214,564	613,071
Net assets, beginning of period	78,900	766,486	1,191,680	306,540	750,973	125,571	535,899
Net assets, end of period	$256,500	$991,459	$1,712,970	$887,248	$1,187,990	$340,135	$1,148,970

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	DFA INVESTMENT DIMENSIONS (continued)	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST
	VA U.S. TARGETED VALUE	SMALL CAP STOCK INDEX	DREYFUS STOCK INDEX	DREYFUS SUSTAINABLE US EQUITY (d)*	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE (e)*
Investment income:
Income dividends from investments in portfolio shares	$8,540	$780	$20,739	$291	$1,468	$41,544	$—
Expenses:
Mortality and expense risk fees	1,456	—	2,928	—	—	—	—
Net investment income (expense)	7,084	780	17,811	291	1,468	41,544	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	7,071	14,856	19,094	5	1,740	10,668	452
Net realized short-term capital gain distributions from investments in portfolio shares	16,441	151	1,085	197	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	34,239	4,954	30,058	1,476	—	—	—
Net realized gain (loss) on investments in portfolio shares	57,751	19,961	50,237	1,678	1,740	10,668	452
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	245	7,997	152,645	1,995	24,468	(9,607)	6
Net increase (decrease) in net assets from operations	$65,080	$28,738	$220,693	$3,964	$27,676	$42,605	$458

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	DFA INVESTMENT DIMENSIONS (continued)	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST
	VA U.S. TARGETED VALUE	SMALL CAP STOCK INDEX	DREYFUS STOCK INDEX	DREYFUS SUSTAINABLE US EQUITY (d)*	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE (e)*
Changes from operations:
Net investment income (expense)	$7,084	$780	$17,811	$291	$1,468	$41,544	$—
Net realized gain (loss) on investments in portfolio shares	57,751	19,961	50,237	1,678	1,740	10,668	452
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	245	7,997	152,645	1,995	24,468	(9,607)	6
Net increase (decrease) in net assets from operations	65,080	28,738	220,693	3,964	27,676	42,605	458
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	308,510	48,844	44,125	22,180	11,688	117,521	—
Contract redemptions	(44,835)	(3,090)	(11,009)	(62)	(9,538)	(99,638)	—
Net transfers	79,572	67,406	147,034	—	21,794	7,110	(3,571)
Net increase (decrease) in net assets from contract owners' transactions	343,247	113,160	180,150	22,118	23,944	24,993	(3,571)
Net increase (decrease) in net assets	408,327	141,898	400,843	26,082	51,620	67,598	(3,113)
Net assets, beginning of period	438,243	116,736	1,038,213	23,909	89,593	1,226,791	3,113
Net assets, end of period	$846,570	$258,634	$1,439,056	$49,991	$141,213	$1,294,389	$—

*  See Footnote 6 for details.
The accompanying notes are an integral part of these financial statements.

	FEDERATED INSURANCE SERIES			FIDELITY VARIABLE INSURANCE PRODUCTS
	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	FREEDOM INCOME
Investment income:
Income dividends from investments in portfolio shares	$1,744	$—	$2,420	$5,199	$1,247	$442	$631
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	1,744	—	2,420	5,199	1,247	442	631
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,326	—	170	17,574	3,023	23,348	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	5,578	3,313	457	162
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,099	—	257	2,501	278	—
Net realized gain (loss) on investments in portfolio shares	3,326	1,099	170	23,409	8,837	24,083	162
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3)	2,430	12,831	23,478	9,514	(82)	(112)
Net increase (decrease) in net assets from operations	$5,067	$3,529	$15,421	$52,086	$19,598	$24,443	$681

	FEDERATED INSURANCE SERIES			FIDELITY VARIABLE INSURANCE PRODUCTS
	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	FREEDOM INCOME
Changes from operations:
Net investment income (expense)	$1,744	$—	$2,420	$5,199	$1,247	$442	$631
Net realized gain (loss) on investments in portfolio shares	3,326	1,099	170	23,409	8,837	24,083	162
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3)	2,430	12,831	23,478	9,514	(82)	(112)
Net increase (decrease) in net assets from operations	5,067	3,529	15,421	52,086	19,598	24,443	681
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	23,674	—	—	268,403	42,405	68,861	—
Contract redemptions	(4,961)	(8)	(43)	(34,316)	(1,060)	(371)	—
Net transfers	23,010	5,911	65,617	267,811	76,425	17,004	48,238
Net increase (decrease) in net assets from contract owners' transactions	41,723	5,903	65,574	501,898	117,770	85,494	48,238
Net increase (decrease) in net assets	46,790	9,432	80,995	553,984	137,368	109,937	48,919
Net assets, beginning of period	30,138	9,080	57,945	17,991	59,122	13,632	—
Net assets, end of period	$76,928	$18,512	$138,940	$571,975	$196,490	$123,569	$48,919

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)					FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH	GROWTH & INCOME	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$38	$4,063	$1,593	$279	$10,255	$273	$2,166	$352	$7,185
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	38	4,063	1,593	279	10,255	273	2,166	352	7,185
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(49)	38,122	5,695	266	216	1,127	8	(22)	4,845
Net realized short-term capital gain distributions from investments in portfolio shares	1,361	2,616	—	—	664	414	169	—	1,242
Net realized long-term capital gain distributions from investments in portfolio shares	2,684	—	—	—	850	1,828	—	670	—
Net realized gain (loss) on investments in portfolio shares	3,996	40,738	5,695	266	1,730	3,369	177	648	6,087
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,805	—	(1,538)	5,571	1,795	6,387	26,435	(150)	(5,159)
Net increase (decrease) in net assets from operations	$16,839	$44,801	$5,750	$6,116	$13,780	$10,029	$28,778	$850	$8,113

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)					FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH	GROWTH & INCOME	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$38	$4,063	$1,593	$279	$10,255	$273	$2,166	$352	$7,185
Net realized gain (loss) on investments in portfolio shares	3,996	40,738	5,695	266	1,730	3,369	177	648	6,087
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,805	—	(1,538)	5,571	1,795	6,387	26,435	(150)	(5,159)
Net increase (decrease) in net assets from operations	16,839	44,801	5,750	6,116	13,780	10,029	28,778	850	8,113
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	26,662	372,503	—	24,844	76,507	9,596	35,547	11,635	31,814
Contract redemptions	(814)	(243)	(28)	(23)	(1,361)	(818)	(1,114)	(191)	(21,691)
Net transfers	26,946	(417,061)	28,423	122,268	96,228	(6,071)	38,396	4,060	163,054
Net increase (decrease) in net assets from contract owners' transactions	52,794	(44,801)	28,395	147,089	171,374	2,707	72,829	15,504	173,177
Net increase (decrease) in net assets	69,633	—	34,145	153,205	185,154	12,736	101,607	16,354	181,290
Net assets, beginning of period	39,780	—	—	—	310,229	43,850	91,783	8,674	63,066
Net assets, end of period	$109,413	$—	$34,145	$153,205	$495,383	$56,586	$193,390	$25,028	$244,356

The accompanying notes are an integral part of these financial statements.

	FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	OVERSEAS	GLOBAL REAL ESTATE	HIGH INCOME (e)*	INCOME	MUTUAL SHARES
Investment income:
Income dividends from investments in portfolio shares	$289	$223	$3,874	$3,211	$714
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	289	223	3,874	3,211	714
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	8,983	7	(3,741)	1,593	2,491
Net realized short-term capital gain distributions from investments in portfolio shares	28	—	—	—	234
Net realized long-term capital gain distributions from investments in portfolio shares	1,022	—	—	—	1,060
Net realized gain (loss) on investments in portfolio shares	10,033	7	(3,741)	1,593	3,785
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,217)	251	—	951	(552)
Net increase (decrease) in net assets from operations	$9,105	$481	$133	$5,755	$3,947

	FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	OVERSEAS	GLOBAL REAL ESTATE	HIGH INCOME (e)*	INCOME	MUTUAL SHARES
Changes from operations:
Net investment income (expense)	$289	$223	$3,874	$3,211	$714
Net realized gain (loss) on investments in portfolio shares	10,033	7	(3,741)	1,593	3,785
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,217)	251	—	951	(552)
Net increase (decrease) in net assets from operations	9,105	481	133	5,755	3,947
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	443	1,214	6,521	(7)	22,542
Contract redemptions	(822)	(327)	(5)	(6,756)	(1,248)
Net transfers	23,982	7,164	(7,051)	48,103	(44,205)
Net increase (decrease) in net assets from contract owners' transactions	23,603	8,051	(535)	41,340	(22,911)
Net increase (decrease) in net assets	32,708	8,532	(402)	47,095	(18,964)
Net assets, beginning of period	—	—	402	27,160	57,034
Net assets, end of period	$32,708	$8,532	$—	$74,255	$38,070

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)				GOLDMAN SACHS VARIABLE INSURANCE TRUST	GOLDMAN SACHS VARIABLE INSURANCE TRUST (continued)
	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$3,037	$3,441	$—	$1,490	$831	$746
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	3,037	3,441	—	1,490	831	746
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	4,061	1,171	392	(1,142)	—	(2,818)
Net realized short-term capital gain distributions from investments in portfolio shares	1	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	7,231	—	1,229	—	—	—
Net realized gain (loss) on investments in portfolio shares	11,293	1,171	1,621	(1,142)	—	(2,818)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	19,335	(355)	2,881	409	(52)	(303)
Net increase (decrease) in net assets from operations	$33,665	$4,257	$4,502	$757	$779	$(2,375)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)				GOLDMAN SACHS VARIABLE INSURANCE TRUST	GOLDMAN SACHS VARIABLE INSURANCE TRUST (continued)
	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$3,037	$3,441	$—	$1,490	$831	$746
Net realized gain (loss) on investments in portfolio shares	11,293	1,171	1,621	(1,142)	—	(2,818)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	19,335	(355)	2,881	409	(52)	(303)
Net increase (decrease) in net assets from operations	33,665	4,257	4,502	757	779	(2,375)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(5)	28,743	94,982	21,723	—	83,573
Contract redemptions	(18,194)	(30,907)	(2,075)	(993)	(7)	(88,037)
Net transfers	80,603	103,382	81,958	(43,025)	31,840	16,489
Net increase (decrease) in net assets from contract owners' transactions	62,404	101,218	174,865	(22,295)	31,833	12,025
Net increase (decrease) in net assets	96,069	105,475	179,367	(21,538)	32,612	9,650
Net assets, beginning of period	127,602	56,031	321,099	57,295	9,843	—
Net assets, end of period	$223,671	$161,506	$500,466	$35,757	$42,455	$9,650

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	GLOBAL MANAGED FUTURES STRATEGY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS	RYDEX ELECTRONICS	RYDEX ENERGY
Investment income:
Income dividends from investments in portfolio shares	$1,085	$—	$—	$121	$—	$2,838	$—	$113
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	1,085	—	—	121	—	2,838	—	113
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,494)	—	—	16,430	(7,625)	68	1	100
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	59	—	7,004	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	988	—	—
Net realized gain (loss) on investments in portfolio shares	(1,494)	—	—	16,489	(7,625)	8,060	1	100
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,298	4,817	65	(1,782)	1,059	20,964	2,450	(643)
Net increase (decrease) in net assets from operations	$4,889	$4,817	$65	$14,828	$(6,566)	$31,862	$2,451	$(430)

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	GLOBAL MANAGED FUTURES STRATEGY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS	RYDEX ELECTRONICS	RYDEX ENERGY
Changes from operations:
Net investment income (expense)	$1,085	$—	$—	$121	$—	$2,838	$—	$113
Net realized gain (loss) on investments in portfolio shares	(1,494)	—	—	16,489	(7,625)	8,060	1	100
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,298	4,817	65	(1,782)	1,059	20,964	2,450	(643)
Net increase (decrease) in net assets from operations	4,889	4,817	65	14,828	(6,566)	31,862	2,451	(430)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	38,742	50,405	—	—	13,682	—	14,000	—
Contract redemptions	(9)	(42)	(3)	(261)	(12)	(237)	(13)	(227)
Net transfers	13,722	22,895	45,750	(111,084)	8,416	7,548	18,427	10,732
Net increase (decrease) in net assets from contract owners' transactions	52,455	73,258	45,747	(111,345)	22,086	7,311	32,414	10,505
Net increase (decrease) in net assets	57,344	78,075	45,812	(96,517)	15,520	39,173	34,865	10,075
Net assets, beginning of period	7,755	67,862	—	121,243	—	273,793	—	20,382
Net assets, end of period	$65,099	$145,937	$45,812	$24,726	$15,520	$312,966	$34,865	$30,457

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE
Investment income:
Income dividends from investments in portfolio shares	$—	$740	$243	$137	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	740	243	137	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,495)	3,132	2,346	1,450	3,405
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	2,349
Net realized gain (loss) on investments in portfolio shares	(1,495)	3,132	2,346	1,450	5,754
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	—	8	—	705
Net increase (decrease) in net assets from operations	$(1,495)	$3,872	$2,597	$1,587	$6,459

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE
Changes from operations:
Net investment income (expense)	$—	$740	$243	$137	$—
Net realized gain (loss) on investments in portfolio shares	(1,495)	3,132	2,346	1,450	5,754
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	—	8	—	705
Net increase (decrease) in net assets from operations	(1,495)	3,872	2,597	1,587	6,459
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	19,372	13,684
Contract redemptions	—	(8)	(384)	(12)	(435)
Net transfers	1,495	(3,864)	8,190	(20,947)	4,549
Net increase (decrease) in net assets from contract owners' transactions	1,495	(3,872)	7,806	(1,587)	17,798
Net increase (decrease) in net assets	—	—	10,403	—	24,257
Net assets, beginning of period	—	—	17,127	—	15,034
Net assets, end of period	$—	$—	$27,530	$—	$39,291

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INTERNET	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$16	$—	$—	$—	$118	$—	$1,344
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	16	—	—	—	118	—	1,344
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,750	(1,065)	675	1,066	8,041	131,604	2	(42,241)	129
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	243	—	13	—	1,541	3,837	10,438	—	—
Net realized gain (loss) on investments in portfolio shares	3,993	(1,065)	688	1,066	9,582	135,441	10,440	(42,241)	129
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,270	(185)	—	—	784	17,849	57,509	26,220	(852)
Net increase (decrease) in net assets from operations	$6,263	$(1,250)	$704	$1,066	$10,366	$153,290	$68,067	$(16,021)	$621

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INTERNET	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE
Changes from operations:
Net investment income (expense)	$—	$—	$16	$—	$—	$—	$118	$—	$1,344
Net realized gain (loss) on investments in portfolio shares	3,993	(1,065)	688	1,066	9,582	135,441	10,440	(42,241)	129
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,270	(185)	—	—	784	17,849	57,509	26,220	(852)
Net increase (decrease) in net assets from operations	6,263	(1,250)	704	1,066	10,366	153,290	68,067	(16,021)	621
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	(9)	—	—	14,000	1	1	—	1
Contract redemptions	(2,038)	(6,000)	(43)	(40)	(214)	(21,556)	(10)	—	(285)
Net transfers	33,593	29,082	(661)	(1,026)	18,631	57,477	—	(62,271)	47,379
Net increase (decrease) in net assets from contract owners' transactions	31,555	23,073	(704)	(1,066)	32,417	35,922	(9)	(62,271)	47,095
Net increase (decrease) in net assets	37,818	21,823	—	—	42,783	189,212	68,058	(78,292)	47,716
Net assets, beginning of period	—	—	—	—	17,461	195,572	214,191	78,292	15,616
Net assets, end of period	$37,818	$21,823	$—	$—	$60,244	$384,784	$282,249	$—	$63,332

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX RETAILING	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$67	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	—	—	67	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,021	22,679	1,012	1,205	3,112
Net realized short-term capital gain distributions from investments in portfolio shares	—	9,486	—	409	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	1,021	32,165	1,012	1,614	3,112
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,673	37,361	—	(557)	—
Net increase (decrease) in net assets from operations	$2,694	$69,526	$1,012	$1,124	$3,112

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX RETAILING	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH
Changes from operations:
Net investment income (expense)	$—	$—	$—	$67	$—
Net realized gain (loss) on investments in portfolio shares	1,021	32,165	1,012	1,614	3,112
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,673	37,361	—	(557)	—
Net increase (decrease) in net assets from operations	2,694	69,526	1,012	1,124	3,112
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1	250,572	—	(1)	—
Contract redemptions	(233)	(46)	(49)	(10,265)	(158)
Net transfers	6,675	(97,347)	(963)	41,468	(2,954)
Net increase (decrease) in net assets from contract owners' transactions	6,443	153,179	(1,012)	31,202	(3,112)
Net increase (decrease) in net assets	9,137	222,705	—	32,326	—
Net assets, beginning of period	15,603	—	—	18,387	—
Net assets, end of period	$24,740	$222,705	$—	$50,713	$—

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX UTILITIES	VT FLOATING RATE STRATEGIES	VT HIGH YIELD
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$214	$—	$458	$12,310	$7,759
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	214	—	458	12,310	7,759
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(7,059)	(433)	(431)	5,346	184	2,750	2,439	18,336	(6,100)
Net realized short-term capital gain distributions from investments in portfolio shares	6,671	—	—	—	282	—	467	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	355	—	953	860	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(33)	(433)	522	6,206	466	2,750	2,906	18,336	(6,100)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	62	(5,427)	2,169	310	829	(1,029)	(10,142)	3,184
Net increase (decrease) in net assets from operations	$(33)	$(371)	$(4,905)	$8,375	$990	$3,579	$2,335	$20,504	$4,843

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX UTILITIES	VT FLOATING RATE STRATEGIES	VT HIGH YIELD
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$214	$—	$458	$12,310	$7,759
Net realized gain (loss) on investments in portfolio shares	(33)	(433)	522	6,206	466	2,750	2,906	18,336	(6,100)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	62	(5,427)	2,169	310	829	(1,029)	(10,142)	3,184
Net increase (decrease) in net assets from operations	(33)	(371)	(4,905)	8,375	990	3,579	2,335	20,504	4,843
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	(1)	—	13,684	2	1	—	24,139	—
Contract redemptions	(124)	—	(524)	(277)	(237)	(167)	(505)	(4,119)	(456)
Net transfers	157	(2,891)	(24,805)	2,589	4,111	39,096	5,082	(604,425)	155,455
Net increase (decrease) in net assets from contract owners' transactions	33	(2,892)	(25,329)	15,996	3,876	38,930	4,577	(584,405)	154,999
Net increase (decrease) in net assets	—	(3,263)	(30,234)	24,371	4,866	42,509	6,912	(563,901)	159,842
Net assets, beginning of period	—	3,263	30,234	15,731	19,114	—	15,669	1,014,800	—
Net assets, end of period	$—	$—	$—	$40,102	$23,980	$42,509	$22,581	$450,899	$159,842

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)				INVESCO VARIABLE INSURANCE FUNDS
	VT SMALL CAP VALUE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT U.S. TOTAL RETURN BOND	BALANCED RISK ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$—	$309	$135	$9,614	$4,578
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	309	135	9,614	4,578
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5,349	1	151	—	(3,246)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	2,812
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	3,755
Net realized gain (loss) on investments in portfolio shares	5,349	1	151	—	3,321
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	929	4,052	2,326	5,947	(2,013)
Net increase (decrease) in net assets from operations	$6,278	$4,362	$2,612	$15,561	$5,886

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)				INVESCO VARIABLE INSURANCE FUNDS
	VT SMALL CAP VALUE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT U.S. TOTAL RETURN BOND	BALANCED RISK ALLOCATION
Changes from operations:
Net investment income (expense)	$—	$309	$135	$9,614	$4,578
Net realized gain (loss) on investments in portfolio shares	5,349	1	151	—	3,321
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	929	4,052	2,326	5,947	(2,013)
Net increase (decrease) in net assets from operations	6,278	4,362	2,612	15,561	5,886
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	14,216	317,269	87,845
Contract redemptions	(8)	(10)	(1,229)	(1,403)	(53,074)
Net transfers	12,668	30,670	(628)	592,358	31,412
Net increase (decrease) in net assets from contract owners' transactions	12,660	30,660	12,359	908,224	66,183
Net increase (decrease) in net assets	18,938	35,022	14,971	923,785	72,069
Net assets, beginning of period	—	—	—	35,375	161
Net assets, end of period	$18,938	$35,022	$14,971	$959,160	$72,230
The accompanying notes are an integral part of these financial statements.

	INVESCO VARIABLE INSURANCE FUNDS (continued)
	COMSTOCK	CORE EQUITY	CORE PLUS BOND	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	GOVERNMENT SECURITIES
Investment income:
Income dividends from investments in portfolio shares	$787	$—	$—	$4,554	$6,996	$32	$1,722	$26,586	$663
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	787	—	—	4,554	6,996	32	1,722	26,586	663
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(210)	2,423	—	8,671	4,658	—	32	—	(138)
Net realized short-term capital gain distributions from investments in portfolio shares	214	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,320	—	—	9,334	7,591	442	874	—	—
Net realized gain (loss) on investments in portfolio shares	1,324	2,423	—	18,005	12,249	442	906	—	(138)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	—	288	(568)	12,852	(785)	2,797	—	136
Net increase (decrease) in net assets from operations	$2,111	$2,423	$288	$21,991	$32,097	$(311)	$5,425	$26,586	$661

	INVESCO VARIABLE INSURANCE FUNDS (continued)
	COMSTOCK	CORE EQUITY	CORE PLUS BOND	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	GOVERNMENT SECURITIES
Changes from operations:
Net investment income (expense)	$787	$—	$—	$4,554	$6,996	$32	$1,722	$26,586	$663
Net realized gain (loss) on investments in portfolio shares	1,324	2,423	—	18,005	12,249	442	906	—	(138)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	—	288	(568)	12,852	(785)	2,797	—	136
Net increase (decrease) in net assets from operations	2,111	2,423	288	21,991	32,097	(311)	5,425	26,586	661
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	(1)	68,714	266,849	—	22,554	20,527,764	17,020
Contract redemptions	(150)	(5)	(18)	(35,404)	(1,423)	(6)	(1,185)	(321,505)	(4,864)
Net transfers	(1,961)	(2,418)	183,283	42,167	66,865	13,374	20,919	(15,483,713)	(17,245)
Net increase (decrease) in net assets from contract owners' transactions	(2,111)	(2,423)	183,264	75,477	332,291	13,368	42,288	4,722,546	(5,089)
Net increase (decrease) in net assets	—	—	183,552	97,468	364,388	13,057	47,713	4,749,132	(4,428)
Net assets, beginning of period	—	—	—	192,728	93,866	—	23,692	3,285,527	8,129
Net assets, end of period	$—	$—	$183,552	$290,196	$458,254	$13,057	$71,405	$8,034,659	$3,701

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	INVESCO VARIABLE INSURANCE FUNDS (continued)			IVY VARIABLE INSURANCE PORTFOLIOS		IVY VARIABLE INSURANCE PORTFOLIOS (continued)
	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	ASSET STRATEGY	GLOBAL BOND	HIGH INCOME	LIMITED TERM BOND	SCIENCE AND TECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$240	$22	$—	$212	$418	$1,568	$79	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	240	22	—	212	418	1,568	79	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	211	2,262	11,968	4,073	6	2,118	—	871
Net realized short-term capital gain distributions from investments in portfolio shares	—	32	—	—	—	—	—	379
Net realized long-term capital gain distributions from investments in portfolio shares	—	112	5,476	—	—	—	—	1,962
Net realized gain (loss) on investments in portfolio shares	211	2,406	17,444	4,073	6	2,118	—	3,212
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,843	569	3,156	53	514	146	(64)	(860)
Net increase (decrease) in net assets from operations	$3,294	$2,997	$20,600	$4,338	$938	$3,832	$15	$2,352

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	INVESCO VARIABLE INSURANCE FUNDS (continued)			IVY VARIABLE INSURANCE PORTFOLIOS		IVY VARIABLE INSURANCE PORTFOLIOS (continued)
	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	ASSET STRATEGY	GLOBAL BOND	HIGH INCOME	LIMITED TERM BOND	SCIENCE AND TECHNOLOGY
Changes from operations:
Net investment income (expense)	$240	$22	$—	$212	$418	$1,568	$79	$—
Net realized gain (loss) on investments in portfolio shares	211	2,406	17,444	4,073	6	2,118	—	3,212
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,843	569	3,156	53	514	146	(64)	(860)
Net increase (decrease) in net assets from operations	3,294	2,997	20,600	4,338	938	3,832	15	2,352
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	7,500	(1)	(1)	2	22,759	17,176	22,178	38,939
Contract redemptions	(24)	(24)	(40)	(10)	(1,041)	(636)	(14)	(14)
Net transfers	(1,356)	(2,074)	75,638	(54,263)	—	(6,664)	—	3,387
Net increase (decrease) in net assets from contract owners' transactions	6,120	(2,099)	75,597	(54,271)	21,718	9,876	22,164	42,312
Net increase (decrease) in net assets	9,414	898	96,197	(49,933)	22,656	13,708	22,179	44,664
Net assets, beginning of period	12,500	6,305	4,856	49,933	14,909	1,352	4,936	—
Net assets, end of period	$21,914	$7,203	$101,053	$—	$37,565	$15,060	$27,115	$44,664

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	JANUS HENDERSON VIT FUNDS-INSTITUTIONAL (f)*
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	OVERSEAS	PERKINS MID CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$15,593	$2,106	$—	$—	$68	$593
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	15,593	2,106	—	—	68	593
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,381	6,233	4,437	—	226	170
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,816	19,922	26,566	—	—	2,707
Net realized gain (loss) on investments in portfolio shares	3,197	26,155	31,003	—	226	2,877
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	128,562	53,504	54,478	—	544	5,788
Net increase (decrease) in net assets from operations	$147,352	$81,765	$85,481	$—	$838	$9,258

	JANUS HENDERSON VIT FUNDS-INSTITUTIONAL (f)*
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	OVERSEAS	PERKINS MID CAP VALUE
Changes from operations:
Net investment income (expense)	$15,593	$2,106	$—	$—	$68	$593
Net realized gain (loss) on investments in portfolio shares	3,197	26,155	31,003	—	226	2,877
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	128,562	53,504	54,478	—	544	5,788
Net increase (decrease) in net assets from operations	147,352	81,765	85,481	—	838	9,258
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	281,542	84,031	377,385	—	18,879	530
Contract redemptions	(3,900)	(1,534)	(1,485)	—	(18)	(915)
Net transfers	156,209	162,984	44,681	4,942	(138)	30,302
Net increase (decrease) in net assets from contract owners' transactions	433,851	245,481	420,581	4,942	18,723	29,917
Net increase (decrease) in net assets	581,203	327,246	506,062	4,942	19,561	39,175
Net assets, beginning of period	575,847	244,701	38,767	—	—	45,575
Net assets, end of period	$1,157,050	$571,947	$544,829	$4,942	$19,561	$84,750

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	JANUS HENDERSON VIT FUND-INSTIT. (continued) (f)*	JANUS HENDERSON VIT FUNDS-SERVICE (f)*			JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST
	RESEARCH (g)*	FLEXIBLE BOND	GLOBAL UNCONSTRAINED BOND	U.S. LOW VOLATILITY	EMERGING MARKETS VALUE	GLOBAL ALLOCATION	INCOME BUILDER
Investment income:
Income dividends from investments in portfolio shares	$526	$8,094	$2,880	$220	$628	$5,626	$6,933
Expenses:
Mortality and expense risk fees	—	—	—	—	40	—	—
Net investment income (expense)	526	8,094	2,880	220	588	5,626	6,933
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	36	(6)	175	—	2,527	20,709	6
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	11,190	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,254	—	—	—	—	7,444	1,696
Net realized gain (loss) on investments in portfolio shares	1,290	(6)	175	—	2,527	39,343	1,702
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	26,513	1,968	(2,923)	1,268	5,136	5,404	12,988
Net increase (decrease) in net assets from operations	$28,329	$10,056	$132	$1,488	$8,251	$50,373	$21,623

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	JANUS HENDERSON VIT FUND-INSTIT. (continued) (f)*	JANUS HENDERSON VIT FUNDS-SERVICE (f)*			JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST
	RESEARCH (g)*	FLEXIBLE BOND	GLOBAL UNCONSTRAINED BOND	U.S. LOW VOLATILITY	EMERGING MARKETS VALUE	GLOBAL ALLOCATION	INCOME BUILDER
Changes from operations:
Net investment income (expense)	$526	$8,094	$2,880	$220	$588	$5,626	$6,933
Net realized gain (loss) on investments in portfolio shares	1,290	(6)	175	—	2,527	39,343	1,702
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	26,513	1,968	(2,923)	1,268	5,136	5,404	12,988
Net increase (decrease) in net assets from operations	28,329	10,056	132	1,488	8,251	50,373	21,623
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	26,957	13,080	39,547	—	4,999	(1)	1
Contract redemptions	(42)	(1,421)	(6,668)	(8)	(82)	(32,713)	(240)
Net transfers	(2,560)	29,247	70,508	15,772	(981)	410,612	—
Net increase (decrease) in net assets from contract owners' transactions	24,355	40,906	103,387	15,764	3,936	377,898	(239)
Net increase (decrease) in net assets	52,684	50,962	103,519	17,252	12,187	428,271	21,384
Net assets, beginning of period	93,407	290,019	—	—	30,211	81,461	184,814
Net assets, end of period	$146,091	$340,981	$103,519	$17,252	$42,398	$509,732	$206,198

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	LAZARD RETIREMENT SERIES				LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH
Investment income:
Income dividends from investments in portfolio shares	$3,623	$22,198	$652	$—	$39	$158	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	3,623	22,198	652	—	39	158	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	17,892	(114)	23,976	(3,314)	19	28	726
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	411	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	230,240	18,387	—	418	3,462	2,300
Net realized gain (loss) on investments in portfolio shares	17,892	230,126	42,363	(3,314)	437	3,901	3,026
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	11,064	(109,670)	(10,626)	—	(2)	8,306	15,722
Net increase (decrease) in net assets from operations	$32,579	$142,654	$32,389	$(3,314)	$474	$12,365	$18,748

	LAZARD RETIREMENT SERIES				LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH
Changes from operations:
Net investment income (expense)	$3,623	$22,198	$652	$—	$39	$158	$—
Net realized gain (loss) on investments in portfolio shares	17,892	230,126	42,363	(3,314)	437	3,901	3,026
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	11,064	(109,670)	(10,626)	—	(2)	8,306	15,722
Net increase (decrease) in net assets from operations	32,579	142,654	32,389	(3,314)	474	12,365	18,748
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	70,966	288,153	15,000	—	8,436	1	18,875
Contract redemptions	(19,887)	(1,966)	(537)	(20)	(612)	(215)	(5,556)
Net transfers	59,076	94,018	(8,046)	3,334	—	21,828	(2,329)
Net increase (decrease) in net assets from contract owners' transactions	110,155	380,205	6,417	3,314	7,824	21,614	10,990
Net increase (decrease) in net assets	142,734	522,859	38,806	—	8,298	33,979	29,738
Net assets, beginning of period	77,955	565,099	169,566	—	—	41,563	79,162
Net assets, end of period	$220,689	$1,087,958	$208,372	$—	$8,298	$75,542	$108,900

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND				MAINSTAY VP FUNDS TRUST	MFS VARIABLE INSURANCE TRUST
	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	MAINSTAY VP CONVERTIBLE SERVICE (j)*	GROWTH SERIES	VALUE SERIES
Investment income:
Income dividends from investments in portfolio shares	$5,180	$43,620	$5,542	$—	$1,506	$221	$—	$3,869
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	5,180	43,620	5,542	—	1,506	221	—	3,869
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	805	4,586	1	4,525	2,019	—	4,431	3,849
Net realized short-term capital gain distributions from investments in portfolio shares	—	7,326	11,995	—	234	—	—	168
Net realized long-term capital gain distributions from investments in portfolio shares	—	2,950	6,837	—	11,553	—	8,998	8,793
Net realized gain (loss) on investments in portfolio shares	805	14,862	18,833	4,525	13,806	—	13,429	12,810
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,287)	3,171	31,417	—	19,649	612	45,608	19,489
Net increase (decrease) in net assets from operations	$1,698	$61,653	$55,792	$4,525	$34,961	$833	$59,037	$36,168

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND				MAINSTAY VP FUNDS TRUST	MFS VARIABLE INSURANCE TRUST
	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	MAINSTAY VP CONVERTIBLE SERVICE (j)*	GROWTH SERIES	VALUE SERIES
Changes from operations:
Net investment income (expense)	$5,180	$43,620	$5,542	$—	$1,506	$221	$—	$3,869
Net realized gain (loss) on investments in portfolio shares	805	14,862	18,833	4,525	13,806	—	13,429	12,810
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,287)	3,171	31,417	—	19,649	612	45,608	19,489
Net increase (decrease) in net assets from operations	1,698	61,653	55,792	4,525	34,961	833	59,037	36,168
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1	24,065	—	—	38,939	5,544	—	(1)
Contract redemptions	(25)	(2,125)	(8)	—	(402)	(4)	(20,883)	(21,256)
Net transfers	94,521	809,069	—	(4,525)	(9,264)	80,462	1,917	(2,803)
Net increase (decrease) in net assets from contract owners' transactions	94,497	831,009	(8)	(4,525)	29,273	86,002	(18,966)	(24,060)
Net increase (decrease) in net assets	96,195	892,662	55,784	—	64,234	86,835	40,071	12,108
Net assets, beginning of period	3,141	175,563	291,741	—	84,500	—	196,402	220,904
Net assets, end of period	$99,336	$1,068,225	$347,525	$—	$148,734	$86,835	$236,473	$233,012

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	NATIONWIDE VARIABLE INSURANCE TRUST
	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	MULTI- MANAGER MID CAP VALUE I (j)*	NW DOUBLELINE TOTAL RETURN TACTICAL (q)*	S&P 500 INDEX
Investment income:
Income dividends from investments in portfolio shares	$1,475	$21,457	$2,566	$—	$573	$5,921
Expenses:
Mortality and expense risk fees	63	1,263	326	—	34	408
Net investment income (expense)	1,412	20,194	2,240	—	539	5,513
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(84)	4,083	1,205	—	—	3,496
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	77	—	—	263
Net realized long-term capital gain distributions from investments in portfolio shares	41	—	10,070	—	—	3,252
Net realized gain (loss) on investments in portfolio shares	(43)	4,083	11,352	—	—	7,011
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(553)	79,273	6,288	606	(470)	17,664
Net increase (decrease) in net assets from operations	$816	$103,550	$19,880	$606	$69	$30,188

	NATIONWIDE VARIABLE INSURANCE TRUST
	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	MULTI- MANAGER MID CAP VALUE I (j)*	NW DOUBLELINE TOTAL RETURN TACTICAL (q)*	S&P 500 INDEX
Changes from operations:
Net investment income (expense)	$1,412	$20,194	$2,240	$—	$539	$5,513
Net realized gain (loss) on investments in portfolio shares	(43)	4,083	11,352	—	—	7,011
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(553)	79,273	6,288	606	(470)	17,664
Net increase (decrease) in net assets from operations	816	103,550	19,880	606	69	30,188
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	46,646	108,462	82,033	—	—	140,438
Contract redemptions	(7,147)	(11,737)	(5,661)	(1)	—	(9,328)
Net transfers	796	495,504	77,063	48,277	117,590	810,648
Net increase (decrease) in net assets from contract owners' transactions	40,295	592,229	153,435	48,276	117,590	941,758
Net increase (decrease) in net assets	41,111	695,779	173,315	48,882	117,659	971,946
Net assets, beginning of period	24,940	282,032	48,669	—	—	23,577
Net assets, end of period	$66,051	$977,811	$221,984	$48,882	$117,659	$995,523

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)
	SMALL CAP INDEX	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE	US EQUITY INDEX PUTWRITE STRATEGY (h)*
Investment income:
Income dividends from investments in portfolio shares	$1,564	$—	$—	$1,694	$633	$103	$—
Expenses:
Mortality and expense risk fees	159	—	—	—	—	—	—
Net investment income (expense)	1,405	—	—	1,694	633	103	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	28	64	8,414	1,271	—	3	—
Net realized short-term capital gain distributions from investments in portfolio shares	132	—	—	—	—	49	—
Net realized long-term capital gain distributions from investments in portfolio shares	2,652	—	1,997	—	—	694	—
Net realized gain (loss) on investments in portfolio shares	2,812	64	10,411	1,271	—	746	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,102	82	14,651	27,478	(309)	2,448	1,831
Net increase (decrease) in net assets from operations	$9,319	$146	$25,062	$30,443	$324	$3,297	$1,831

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)
	SMALL CAP INDEX	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE	US EQUITY INDEX PUTWRITE STRATEGY (h)*
Changes from operations:
Net investment income (expense)	$1,405	$—	$—	$1,694	$633	$103	$—
Net realized gain (loss) on investments in portfolio shares	2,812	64	10,411	1,271	—	746	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,102	82	14,651	27,478	(309)	2,448	1,831
Net increase (decrease) in net assets from operations	9,319	146	25,062	30,443	324	3,297	1,831
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	68,753	1	42,343	43,756	43,526	—	(1)
Contract redemptions	(446)	(109)	(701)	(1,658)	(747)	(38)	(5)
Net transfers	48,681	(6,649)	(5,736)	(9,411)	—	—	—
Net increase (decrease) in net assets from contract owners' transactions	116,988	(6,757)	35,906	32,687	42,779	(38)	(6)
Net increase (decrease) in net assets	126,307	(6,611)	60,968	63,130	43,103	3,259	1,825
Net assets, beginning of period	18,976	6,611	68,462	169,172	43,940	17,909	27,396
Net assets, end of period	$145,283	$—	$129,430	$232,302	$87,043	$21,168	$29,221

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST
	7TWELVE BALANCED	ANCHOR TACTICAL CREDIT STRATEGIES (l)*	BTS TACTICAL FIXED INCOME VIT	JNF EXCEED DEFINED SHIELD INDEX (i)*	MARINER MANAGED FUTURES STRATEGY (k)*	POWER MOMENTUM (m)*	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2
Investment income:
Income dividends from investments in portfolio shares	$1,088	$383	$305	$166	$772	$73	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	1,088	383	305	166	772	73	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	36	(262)	765	(678)	(1,178)	—	(751)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	570	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	36	—
Net realized gain (loss) on investments in portfolio shares	36	(262)	1,335	(678)	(1,178)	36	(751)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	13,167	—	(831)	706	735	908	—
Net increase (decrease) in net assets from operations	$14,291	$121	$809	$194	$329	$1,017	$(751)

	NORTHERN LIGHTS VARIABLE TRUST
	7TWELVE BALANCED	ANCHOR TACTICAL CREDIT STRATEGIES (l)*	BTS TACTICAL FIXED INCOME VIT	JNF EXCEED DEFINED SHIELD INDEX (i)*	MARINER MANAGED FUTURES STRATEGY (k)*	POWER MOMENTUM (m)*	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2
Changes from operations:
Net investment income (expense)	$1,088	$383	$305	$166	$772	$73	$—
Net realized gain (loss) on investments in portfolio shares	36	(262)	1,335	(678)	(1,178)	36	(751)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	13,167	—	(831)	706	735	908	—
Net increase (decrease) in net assets from operations	14,291	121	809	194	329	1,017	(751)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	200,279	(7)	(4)	—	—	—	—
Contract redemptions	(1,084)	(6,571)	(8,915)	—	—	(3)	(4)
Net transfers	—	6,457	(5,889)	(24,399)	(5,843)	—	755
Net increase (decrease) in net assets from contract owners' transactions	199,195	(121)	(14,808)	(24,399)	(5,843)	(3)	751
Net increase (decrease) in net assets	213,486	—	(13,999)	(24,205)	(5,514)	1,014	—
Net assets, beginning of period	—	—	27,440	24,205	5,514	4,863	—
Net assets, end of period	$213,486	$—	$13,441	$—	$—	$5,877	$—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	GLOBAL	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET	TOTAL RETURN BOND (n)*
Investment income:
Income dividends from investments in portfolio shares	$321	$—	$295	$353	$1,651
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	321	—	295	353	1,651
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	9,069	—	8	326	(35)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	579	—
Net realized gain (loss) on investments in portfolio shares	9,069	—	8	905	(35)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,995	192	6,337	—	1,733
Net increase (decrease) in net assets from operations	$13,385	$192	$6,640	$1,258	$3,349

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	GLOBAL	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET	TOTAL RETURN BOND (n)*
Changes from operations:
Net investment income (expense)	$321	$—	$295	$353	$1,651
Net realized gain (loss) on investments in portfolio shares	9,069	—	8	905	(35)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,995	192	6,337	—	1,733
Net increase (decrease) in net assets from operations	13,385	192	6,640	1,258	3,349
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	79,195	20,024	22,179	1	60,961
Contract redemptions	(22,400)	(4)	(62)	(113)	(729)
Net transfers	(8,214)	117	—	(1,146)	15,445
Net increase (decrease) in net assets from contract owners' transactions	48,581	20,137	22,117	(1,258)	75,677
Net increase (decrease) in net assets	61,966	20,329	28,757	—	79,026
Net assets, beginning of period	—	—	22,235	—	38,179
Net assets, end of period	$61,966	$20,329	$50,992	$—	$117,205

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR HEDGED	GLOBAL BOND UNHEDGED	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME	LONG TERM US GOVERNMENT	LOW DURATION
Investment income:
Income dividends from investments in portfolio shares	$4,851	$13,808	$9,944	$770	$338	$2,994	$10,400	$2,836	$4,035
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	4,851	13,808	9,944	770	338	2,994	10,400	2,836	4,035
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1)	5,973	1,062	154	3	4,593	2,869	(900)	(475)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(1)	5,973	1,062	154	3	4,593	2,869	(900)	(475)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,854)	2,272	(5,732)	2,290	948	(949)	12,017	9,068	506
Net increase (decrease) in net assets from operations	$1,996	$22,053	$5,274	$3,214	$1,289	$6,638	$25,286	$11,004	$4,066

	PIMCO VARIABLE INSURANCE TRUST
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR HEDGED	GLOBAL BOND UNHEDGED	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME	LONG TERM US GOVERNMENT	LOW DURATION
Changes from operations:
Net investment income (expense)	$4,851	$13,808	$9,944	$770	$338	$2,994	$10,400	$2,836	$4,035
Net realized gain (loss) on investments in portfolio shares	(1)	5,973	1,062	154	3	4,593	2,869	(900)	(475)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,854)	2,272	(5,732)	2,290	948	(949)	12,017	9,068	506
Net increase (decrease) in net assets from operations	1,996	22,053	5,274	3,214	1,289	6,638	25,286	11,004	4,066
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	9,027	2,608	14,614	—	22,006	(12)	109,939	1,213	1
Contract redemptions	(13)	(17,577)	(22,608)	(3,671)	(135)	(320)	(20,719)	(288)	(555)
Net transfers	21,459	144,621	38,034	4,480	—	171,825	338,991	(20,888)	467
Net increase (decrease) in net assets from contract owners' transactions	30,473	129,652	30,040	809	21,871	171,493	428,211	(19,963)	(87)
Net increase (decrease) in net assets	32,469	151,705	35,314	4,023	23,160	178,131	453,497	(8,959)	3,979
Net assets, beginning of period	25,806	181,145	175,958	34,892	—	25,555	230,083	125,895	292,097
Net assets, end of period	$58,275	$332,850	$211,272	$38,915	$23,160	$203,686	$683,580	$116,936	$296,076

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST (continued)				PROFUNDS VP
	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND	ASIA 30
Investment income:
Income dividends from investments in portfolio shares	$6,846	$3,740	$26,687	$919	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	6,846	3,740	26,687	919	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,478	197	2,580	405	(949)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	1,478	197	2,580	405	(949)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,634	1,237	30,637	1,136	—
Net increase (decrease) in net assets from operations	$9,958	$5,174	$59,904	$2,460	$(949)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST (continued)				PROFUNDS VP
	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND	ASIA 30
Changes from operations:
Net investment income (expense)	$6,846	$3,740	$26,687	$919	$—
Net realized gain (loss) on investments in portfolio shares	1,478	197	2,580	405	(949)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,634	1,237	30,637	1,136	—
Net increase (decrease) in net assets from operations	9,958	5,174	59,904	2,460	(949)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	48,188	13,478	72,761	(1)	—
Contract redemptions	(69,464)	(5,111)	(91,952)	(8,678)	—
Net transfers	99,826	146,765	613,009	25,807	949
Net increase (decrease) in net assets from contract owners' transactions	78,550	155,132	593,818	17,128	949
Net increase (decrease) in net assets	88,508	160,306	653,722	19,588	—
Net assets, beginning of period	205,437	145,381	1,149,214	38,734	—
Net assets, end of period	$293,945	$305,687	$1,802,936	$58,322	$—

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	BASIC MATERIALS	BEAR	BULL	EMERGING MARKETS	EUROPE 30	FINANCIALS	GOVERNMENT MONEY MARKET	INDUSTRIALS	INTERNET
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$9	$594	$160	$47	$33	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	9	594	160	47	33	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,191	(35,342)	—	5,711	137	9	—	42	6,067
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	47	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	117	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	1,191	(35,342)	164	5,711	137	9	—	42	6,067
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(318)	13,520	260	3,042	1,430	5,598	—	3,727	2,147
Net increase (decrease) in net assets from operations	$873	$(21,822)	$424	$8,762	$2,161	$5,767	$47	$3,802	$8,214

	PROFUNDS VP (continued)
	BASIC MATERIALS	BEAR	BULL	EMERGING MARKETS	EUROPE 30	FINANCIALS	GOVERNMENT MONEY MARKET	INDUSTRIALS	INTERNET
Changes from operations:
Net investment income (expense)	$—	$—	$—	$9	$595	$160	$47	$33	$—
Net realized gain (loss) on investments in portfolio shares	1,191	(35,342)	164	5,711	137	9	—	42	6,067
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(318)	13,520	260	3,042	1,430	5,598	—	3,727	2,147
Net increase (decrease) in net assets from operations	873	(21,822)	424	8,762	2,162	5,767	47	3,802	8,214
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—	45,556	2	—	14,000
Contract redemptions	—	(898)	(6)	(4,110)	(1,999)	(152)	(5,063)	(261)	(17)
Net transfers	(9,220)	(123,575)	6,366	2,256	35,012	54,075	(392,914)	4,348	56,541
Net increase (decrease) in net assets from contract owners' transactions	(9,220)	(124,473)	6,360	(1,854)	33,013	99,479	(397,975)	4,087	70,524
Net increase (decrease) in net assets	(8,347)	(146,295)	6,784	6,908	35,175	105,246	(397,928)	7,889	78,738
Net assets, beginning of period	8,347	146,295	—	16,938	—	—	483,634	16,598	—
Net assets, end of period	$—	$—	$6,784	$23,846	$35,175	$105,246	$85,706	$24,487	$78,738

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	JAPAN	LARGE-CAP GROWTH	MID-CAP	MID-CAP VALUE	NASDAQ-100
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$61	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	—	—	61	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,637)	—	2,783	(1)	4,560
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	1,918	511	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	248	232	689	37
Net realized gain (loss) on investments in portfolio shares	(1,637)	248	4,933	1,199	4,597
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,477	6,290	(3,340)	(6)	(135)
Net increase (decrease) in net assets from operations	$(160)	$6,538	$1,593	$1,254	$4,462

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	JAPAN	LARGE-CAP GROWTH	MID-CAP	MID-CAP VALUE	NASDAQ-100
Changes from operations:
Net investment income (expense)	$—	$—	$—	$61	$—
Net realized gain (loss) on investments in portfolio shares	(1,637)	248	4,933	1,199	4,597
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,477	6,290	(3,340)	(6)	(135)
Net increase (decrease) in net assets from operations	(160)	6,538	1,593	1,254	4,462
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	10,093	—	—	19,255	—
Contract redemptions	(6)	(12)	(10,272)	(117)	(10,252)
Net transfers	38,489	209,171	28,360	—	(18,142)
Net increase (decrease) in net assets from contract owners' transactions	48,576	209,159	18,088	19,138	(28,394)
Net increase (decrease) in net assets	48,416	215,697	19,681	20,392	(23,932)
Net assets, beginning of period	—	—	18,326	—	34,249
Net assets, end of period	$48,416	$215,697	$38,007	$20,392	$10,317

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)								PUTNAM VARIABLE TRUST
	PRECIOUS METALS	SEMI- CONDUCTOR	SMALL-CAP GROWTH	SMALL-CAP VALUE	TELECOMM- UNICATIONS	ULTRAMID-CAP	ULTRANASDAQ-100	ULTRASMALL-CAP	DIVERSIFIED INCOME
Investment income:
Income dividends from investments in portfolio shares	$—	$414	$—	$6	$558	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	414	—	6	558	—	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	139	32,205	1	992	(4)	—	(4,698)	5,471	3
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	245	—	685	1,202	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	7,699	286	—	271	—	—	—
Net realized gain (loss) on investments in portfolio shares	139	32,205	7,945	1,278	681	1,473	(4,698)	5,471	3
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	68	3,638	1,503	(612)	2,262	—	(1,154)	1,166
Net increase (decrease) in net assets from operations	$139	$32,687	$11,583	$2,787	$627	$3,735	$(4,698)	$4,317	$1,169

	PROFUNDS VP (continued)								PUTNAM VARIABLE TRUST
	PRECIOUS METALS	SEMI- CONDUCTOR	SMALL-CAP GROWTH	SMALL-CAP VALUE	TELECOMM- UNICATIONS	ULTRAMID-CAP	ULTRANASDAQ-100	ULTRASMALL-CAP	DIVERSIFIED INCOME
Changes from operations:
Net investment income (expense)	$—	$414	$—	$6	$558	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	139	32,205	7,945	1,278	681	1,473	(4,698)	5,471	3
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	68	3,638	1,503	(612)	2,262	—	(1,154)	1,166
Net increase (decrease) in net assets from operations	139	32,687	11,583	2,787	627	3,735	(4,698)	4,317	1,169
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	19,371	144,700	89,131	11,004	11,003	13,458	—	—	—
Contract redemptions	0	(52)	(18)	(3,815)	(66)	(8)	0	0	(153)
Net transfers	(19,510)	(111,470)	33,335	(653)	—	48,326	4,698	(226,446)	36,717
Net increase (decrease) in net assets from contract owners' transactions	(139)	33,178	122,448	6,536	10,937	61,776	4,698	(226,446)	36,564
Net increase (decrease) in net assets	—	65,865	134,031	9,323	11,564	65,511	—	(222,129)	37,733
Net assets, beginning of period	—	—	—	23,604	—	—	—	222,129	—
Net assets, end of period	$—	$65,865	$134,031	$32,927	$11,564	$65,511	$—	$—	$37,733

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PUTNAME VARIABLE TRUST (continued)			REDWOOD INVESTMENT MANGEMENT	ROYCE CAPTIAL FUND	ROYCE CAPTIAL FUND (continued)	SEI INSURANCE PRODUCTS TRUST
	EQUITY INCOME	HIGH YIELD	INCOME	REDWOOD MANAGED VOLATILITY	MICRO-CAP	SMALL-CAP	CONSERV- ATIVE STRATEGY	MODERATE STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$2,502	$—	$2,078	$657	$90	$628	$552	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	2,502	—	2,078	657	90	628	552	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	4,903	2,129	(27)	402	768	1,492	3,740	(284)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	4,431	—	—	—	1,407	—	—	—
Net realized gain (loss) on investments in portfolio shares	9,334	2,129	(27)	402	2,175	1,492	3,740	(284)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	50,316	1,671	807	(279)	(1,598)	5,047	560	405
Net increase (decrease) in net assets from operations	$62,152	$3,800	$2,858	$780	$667	$7,167	$4,852	$121

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	PUTNAME VARIABLE TRUST (continued)			REDWOOD INVESTMENT MANGEMENT	ROYCE CAPTIAL FUND	ROYCE CAPTIAL FUND (continued)	SEI INSURANCE PRODUCTS TRUST
	EQUITY INCOME	HIGH YIELD	INCOME	REDWOOD MANAGED VOLATILITY	MICRO-CAP	SMALL-CAP	CONSERV- ATIVE STRATEGY	MODERATE STRATEGY
Changes from operations:
Net investment income (expense)	$2,502	$—	$2,078	$657	$90	$628	$552	$—
Net realized gain (loss) on investments in portfolio shares	9,334	2,129	(27)	402	2,175	1,492	3,740	(284)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	50,316	1,671	807	(279)	(1,598)	5,047	560	405
Net increase (decrease) in net assets from operations	62,152	3,800	2,858	780	667	7,167	4,852	121
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	708	—	22,483	—	1,613	59,448	—	—
Contract redemptions	(2,007)	(50)	(1,260)	(6,803)	(70)	(18,117)	(825)	0
Net transfers	295,464	538,327	9,993	16,489	(2,535)	20,856	(155,190)	(24,922)
Net increase (decrease) in net assets from contract owners' transactions	294,165	538,277	31,216	9,686	(992)	62,187	(156,015)	(24,922)
Net increase (decrease) in net assets	356,317	542,077	34,074	10,466	(325)	69,354	(151,163)	(24,801)
Net assets, beginning of period	126,785	—	42,782	—	13,956	—	151,163	24,801
Net assets, end of period	$483,102	$542,077	$76,856	$10,466	$13,631	$69,354	$—	$—

The accompanying notes are an integral part of these financial statements.

	T.ROWE PRICE EQUITY SERIES			T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TORTOISE VARIABLE INSURANCE PORTFOLIO
	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II	VALUE	MLP & PIPELINE
Investment income:
Income dividends from investments in portfolio shares	$—	$578	$—	$471	$—	$928
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	—	578	—	471	—	928
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	39,350	20	1,213	—	77	10,809
Net realized short-term capital gain distributions from investments in portfolio shares	—	149	926	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	11,661	4,395	2,865	—	—	—
Net realized gain (loss) on investments in portfolio shares	51,011	4,564	5,004	—	77	10,809
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	139,459	(484)	(1,059)	(161)	—	(8,976)
Net increase (decrease) in net assets from operations	$190,470	$4,658	$3,945	$310	$77	$2,761

	T.ROWE PRICE EQUITY SERIES			T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TORTOISE VARIABLE INSURANCE PORTFOLIO
	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II	VALUE	MLP & PIPELINE
Changes from operations:
Net investment income (expense)	$—	$578	$—	$472	$—	$928
Net realized gain (loss) on investments in portfolio shares	51,011	4,564	5,004	—	77	10,809
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	139,459	(484)	(1,059)	(161)	—	(8,976)
Net increase (decrease) in net assets from operations	190,470	4,658	3,945	311	77	2,761
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	86,343	19,254	5,673	—	—	100,130
Contract redemptions	(4,302)	(317)	(59)	(20)	0	(45,373)
Net transfers	283,507	12,227	68,814	—	(77)	(111,577)
Net increase (decrease) in net assets from contract owners' transactions	365,548	31,164	74,428	(20)	(77)	(56,820)
Net increase (decrease) in net assets	556,018	35,822	78,373	291	—	(54,059)
Net assets, beginning of period	433,376	12,362	13,169	38,281	—	141,074
Net assets, end of period	$989,394	$48,184	$91,542	$38,572	$—	$87,015

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	VANECK VIP TRUST				VANGUARD VARIABLE INSURANCE FUND
	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED
Investment income:
Income dividends from investments in portfolio shares	$1,553	$9,927	$—	$—	$33,105
Expenses:
Mortality and expense risk fees	—	—	—	—	5,679
Net investment income (expense)	1,553	9,927	—	—	27,426
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	131,471	(73,596)	75	(1,417)	90,896
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	4,367
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	47,778
Net realized gain (loss) on investments in portfolio shares	131,471	(73,596)	75	(1,417)	143,041
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	77,189	16,984	282	36	152,587
Net increase (decrease) in net assets from operations	$210,213	$(46,685)	$357	$(1,381)	$323,054

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	VANECK VIP TRUST				VANGUARD VARIABLE INSURANCE FUND
	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED
Changes from operations:
Net investment income (expense)	$1,553	$9,927	$—	$—	$27,426
Net realized gain (loss) on investments in portfolio shares	131,471	(73,596)	75	(1,417)	143,041
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	77,189	16,984	282	36	152,587
Net increase (decrease) in net assets from operations	210,213	(46,685)	357	(1,381)	323,054
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	67,808	—	—	—	1,533,907
Contract redemptions	(960)	(8,783)	(47)	(6,984)	(595,439)
Net transfers	479,677	53,179	(2,786)	19,014	504,234
Net increase (decrease) in net assets from contract owners' transactions	546,525	44,396	(2,833)	12,030	1,442,702
Net increase (decrease) in net assets	756,738	(2,289)	(2,476)	10,649	1,765,756
Net assets, beginning of period	298,941	55,564	12,461	—	1,163,137
Net assets, end of period	$1,055,679	$53,275	$9,985	$10,649	$2,928,893

The accompanying notes are an integral part of these financial statements.

	VANGUARD VARIABLE INSURANCE FUND (continued)
	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX
Investment income:
Income dividends from investments in portfolio shares	$6,219	$16,555	$12,376	$32,676	$163	$12,424	$11,345	$3,091	$17,331
Expenses:
Mortality and expense risk fees	1,645	1,524	1,758	5,114	243	1,447	3,283	905	1,741
Net investment income (expense)	4,574	15,031	10,618	27,562	(80)	10,977	8,062	2,186	15,590
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	7,308	(8,805)	11,324	26,445	495	3,878	42,406	2,198	(6,875)
Net realized short-term capital gain distributions from investments in portfolio shares	263	7,519	2,363	1,220	3	—	—	191	511
Net realized long-term capital gain distributions from investments in portfolio shares	13,402	47,711	13,218	54,591	1,928	—	6,939	11,107	30,396
Net realized gain (loss) on investments in portfolio shares	20,973	46,425	26,905	82,256	2,426	3,878	49,345	13,496	24,032
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	143,256	19,887	93,118	288,894	20,217	10,641	349,482	43,857	(7,866)
Net increase (decrease) in net assets from operations	$168,803	$81,343	$130,641	$398,712	$22,563	$25,496	$406,889	$59,539	$31,756

	VANGUARD VARIABLE INSURANCE FUND (continued)
	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX
Changes from operations:
Net investment income (expense)	$4,574	$15,031	$10,618	$27,562	$(80)	$10,977	$8,060	$2,186	$15,590
Net realized gain (loss) on investments in portfolio shares	20,973	46,425	26,905	82,256	2,426	3,878	49,345	13,496	24,032
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	143,256	19,887	93,118	288,894	20,217	10,641	349,482	43,857	(7,866)
Net increase (decrease) in net assets from operations	168,803	81,343	130,641	398,712	22,563	25,496	406,887	59,539	31,756
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	326,991	30,865	358,891	574,928	164,171	271,527	737,716	288,646	75,327
Contract redemptions	(249)	(2,106)	(33,451)	(166,781)	(5,093)	(56,277)	(26,893)	(48,498)	(35,914)
Net transfers	348,466	45,686	258,688	490,913	30,537	556,025	500,961	118,795	(2,109)
Net increase (decrease) in net assets from contract owners' transactions	675,208	74,445	584,128	899,060	189,615	771,275	1,211,784	358,943	37,304
Net increase (decrease) in net assets	844,011	155,788	714,769	1,297,772	212,178	796,771	1,618,671	418,482	69,060
Net assets, beginning of period	475,650	554,263	405,813	1,403,847	6,742	154,675	713,063	153,627	638,234
Net assets, end of period	$1,319,661	$710,051	$1,120,582	$2,701,619	$218,920	$951,446	$2,331,734	$572,109	$707,294

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	VANGUARD VARIABLE INSURANCE FUND (continued)				VIRTUS VARIABLE INSURANCE TRUST
	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	DUFF & PHELPS REAL ESTATE SECURITIES (o)*
Investment income:
Income dividends from investments in portfolio shares	$25,292	$145	$65,878	$26,138	$432
Expenses:
Mortality and expense risk fees	4,874	255	7,872	4,181	—
Net investment income (expense)	20,418	(110)	58,006	21,957	432
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	460	627	1,359	28,494	(112)
Net realized short-term capital gain distributions from investments in portfolio shares	2,182	680	1,467	138	219
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,319	7,403	71,089	2,786
Net realized gain (loss) on investments in portfolio shares	2,642	2,626	10,229	99,721	2,893
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,947	21,498	23,734	193,132	(1,843)
Net increase (decrease) in net assets from operations	$25,007	$24,014	$91,969	$314,810	$1,482

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	VANGUARD VARIABLE INSURANCE FUND (continued)				VIRTUS VARIABLE INSURANCE TRUST
	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	DUFF & PHELPS REAL ESTATE SECURITIES (o)*
Changes from operations:
Net investment income (expense)	$20,418	$(110)	$58,006	$21,957	$432
Net realized gain (loss) on investments in portfolio shares	2,642	2,626	10,229	99,721	2,893
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,947	21,498	23,734	193,132	(1,843)
Net increase (decrease) in net assets from operations	25,007	24,014	91,969	314,810	1,482
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	620,360	132,897	1,216,211	1,368,199	11,109
Contract redemptions	(35,947)	(49)	(253,170)	(9,576)	(364)
Net transfers	1,166,841	71,481	465,662	(32,341)	—
Net increase (decrease) in net assets from contract owners' transactions	1,751,254	204,329	1,428,703	1,326,282	10,745
Net increase (decrease) in net assets	1,776,261	228,343	1,520,672	1,641,092	12,227
Net assets, beginning of period	1,000,530	23,833	2,245,873	962,695	23,993
Net assets, end of period	$2,776,791	$252,176	$3,766,545	$2,603,787	$36,220

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	VIRTUS VARIABLE INSURANCE TRUST (continued)	WELLS FARGO VT FUNDS	WESTCHESTER CAPITAL FUNDS
	NEWFLEET MULTI-SECTOR INTERMEDIATE BOND (p)*	DISCOVERY	MERGER FUND XL	TOTAL
Investment income:
Income dividends from investments in portfolio shares	$4,801	$—	$—	$1,052,199
Expenses:
Mortality and expense risk fees	—	—	—	59,470
Net investment income (expense)	4,801	—	—	992,729
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	139	(163)	(31)	971,404
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	159,439
Net realized long-term capital gain distributions from investments in portfolio shares	—	11,026	—	1,181,994
Net realized gain (loss) on investments in portfolio shares	139	10,863	(31)	2,312,837
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(158)	43,364	4,635	3,576,150
Net increase (decrease) in net assets from operations	$4,782	$54,227	$4,604	$6,881,716

	VIRTUS VARIABLE INSURANCE TRUST (continued)	WELLS FARGO VT FUNDS	WESTCHESTER CAPITAL FUNDS
	NEWFLEET MULTI-SECTOR INTERMEDIATE BOND (p)*	DISCOVERY	MERGER FUND XL	TOTAL
Changes from operations:
Net investment income (expense)	$4,801	$—	$—	$992,729
Net realized gain (loss) on investments in portfolio shares	139	10,863	(31)	2,312,837
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(158)	43,364	4,635	3,576,150
Net increase (decrease) in net assets from operations	4,782	54,227	4,604	6,881,716
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	79,625	17,774	34,967	38,559,781
Contract redemptions	(20)	(6,394)	(92)	(3,214,238)
Net transfers	48,383	(2,483)	66,362	—
Net increase (decrease) in net assets from contract owners' transactions	127,988	8,897	101,237	35,345,543
Net increase (decrease) in net assets	132,770	63,124	105,841	42,227,259
Net assets, beginning of period	—	187,987	161,793	40,029,816
Net assets, end of period	$132,770	$251,111	$267,634	$82,257,075

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations

For the Year Ended December 31, 2016

	AB VARIABLE PRODUCTS SERIES FUND			ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS	THE ALGER PORTFOLIOS (continued)	ALPS VARIABLE INSURANCE TRUST
	GROWTH AND INCOME	INTERNATIONAL VALUE	SMALL-MID CAP VALUE	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	ALERIAN ENERGY INFRA- STRUCTURE	RED ROCKS LISTED PRIVATE EQUITY
Investment income:
Income dividends from investments in portfolio shares	$2,032	$172	$309	$—	$89	$—	$5,436	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	2,032	172	309	—	89	—	5,436	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	886	—	250	419	(3)	1	(259)	595
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	144	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	12,137	—	4,938	—	369	36	—	—
Net realized gain (loss) on investments in portfolio shares	13,023	—	5,332	419	366	37	(259)	595
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	10,307	(156)	20,683	(431)	(137)	31	75,172	—
Net increase (decrease) in net assets from operations	$25,362	$16	$26,324	$(12)	$318	$68	$80,349	$595

Statements of Changes in Net Assets

For the Year Ended December 31, 2016

	AB VARIABLE PRODUCTS SERIES FUND			ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS	THE ALGER PORTFOLIOS (continued)	ALPS VARIABLE INSURANCE TRUST
	GROWTH AND INCOME	INTERNATIONAL VALUE	SMALL-MID CAP VALUE	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	ALERIAN ENERGY INFRA- STRUCTURE	RED ROCKS LISTED PRIVATE EQUITY
Changes from operations:
Net investment income (expense)	$2,032	$172	$309	$—	$89	$—	$5,436	$—
Net realized gain (loss) on investments in portfolio shares	13,023	—	5,332	419	366	37	(259)	595
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	10,307	(156)	20,683	(431)	(137)	31	75,172	—
Net increase (decrease) in net assets from operations	25,362	16	26,324	(12)	318	68	80,349	595
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	28,511	—	2,744	—	3,353	—	7,701	2,701
Contract redemptions	(156)	(4)	(4,418)	—	(32)	(42)	(89)	(3)
Net transfers	109,661	15,755	47,323	17,793	14,196	9,821	176,792	(3,293)
Net increase (decrease) in net assets from contract owners' transactions	138,016	15,751	45,649	17,793	17,517	9,779	184,404	(595)
Net increase (decrease) in net assets	163,378	15,767	71,973	17,781	17,835	9,847	264,753	—
Net assets, beginning of period	—	—	26,527	5,834	29,256	—	126,983	—
Net assets, end of period	$163,378	$15,767	$98,500	$23,615	$47,091	$9,847	$391,736	$—

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	ALPS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOC SERIES) (b)*			AMERICAN CENTURY VARIABLE PORTFOLIOS
	BALANCED	GROWTH	INCOME AND GROWTH	BALANCED	INCOME & GROWTH	INFLATION PROTECTION
Investment income:
Income dividends from investments in portfolio shares	$865	$—	$295	$560	$826	$841
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	865	—	295	560	826	841
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	—	—	—	1	1
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	2,495	—	902	—	543	—
Net realized gain (loss) on investments in portfolio shares	2,495	—	902	—	544	1
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,307)	(28)	(361)	1,412	2,991	366
Net increase (decrease) in net assets from operations	$2,053	$(28)	$836	$1,972	$4,361	$1,208

	ALPS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOC SERIES) (b)*			AMERICAN CENTURY VARIABLE PORTFOLIOS
	BALANCED	GROWTH	INCOME AND GROWTH	BALANCED	INCOME & GROWTH	INFLATION PROTECTION
Changes from operations:
Net investment income (expense)	$865	$—	$295	$560	$826	$841
Net realized gain (loss) on investments in portfolio shares	2,495	—	902	—	544	1
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,307)	(28)	(361)	1,412	2,991	366
Net increase (decrease) in net assets from operations	2,053	(28)	836	1,972	4,361	1,208
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	30,159	—	—	3,353	—
Contract redemptions	(14)	(4)	—	(14)	(21)	(33)
Net transfers	50,000	—	16,770	50,000	5,646	121,094
Net increase (decrease) in net assets from contract owners' transactions	49,986	30,155	16,770	49,986	8,978	121,061
Net increase (decrease) in net assets	52,039	30,127	17,606	51,958	13,339	122,269
Net assets, beginning of period	—	—	—	—	28,378	—
Net assets, end of period	$52,039	$30,127	$17,606	$51,958	$41,717	$122,269

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)	AMERICAN FUNDS INSURANCE SERIES
	INTERNATIONAL	ASSET ALLOCATION	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND
Investment income:
Income dividends from investments in portfolio shares	$8	$1,428	$558	$9,001	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	8	1,428	558	9,001	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(432)	4	—	—	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	14	—	948	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	2,406	—	1,053	—
Net realized gain (loss) on investments in portfolio shares	(432)	2,424	—	2,001	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	4,234	745	(10,091)	1
Net increase (decrease) in net assets from operations	$(424)	$8,086	$1,303	$911	$1

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)	AMERICAN FUNDS INSURANCE SERIES
	INTERNATIONAL	ASSET ALLOCATION	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND
Changes from operations:
Net investment income (expense)	$8	$1,428	$558	$9,001	$—
Net realized gain (loss) on investments in portfolio shares	(432)	2,424	—	2,001	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	4,234	745	(10,091)	1
Net increase (decrease) in net assets from operations	(424)	8,086	1,303	911	1
Changes from contract owners transactions:
Net contract purchase payments (including breakage)		21,058	22,618	—	(1)
Contract redemptions	(5)	(96)	—	—	—
Net transfers	(20,629)	86,566	35,000	573,285	—
Net increase (decrease) in net assets from contract owners' transactions	424	109,088	35,000	573,284	161
Net increase (decrease) in net assets	—	117,174	36,303	574,195	162
Net assets, beginning of period	—	10,315	—	—	—
Net assets, end of period	$—	$127,489	$36,303	$574,195	$162

The accompanying notes are an integral part of these financial statements.

	AMERICAN FUNDS INSURANCE SERIES (continued)								BLACKROCK VARIABLE TRUST FUNDS
	GROWTH	GROWTH- INCOME	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MORTGAGE	NEW WORLD	GLOBAL ALLOCATION V.I.
Investment income:
Income dividends from investments in portfolio shares	$650	$2,383	$40,650	$4,511	$1,278	$50	$8,967	$331	$4,394
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	650	2,383	40,650	4,511	1,278	50	8,967	331	4,394
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(21,721)	5,162	—	(17,798)	(228)	—	—	11,422	(2,923)
Net realized short-term capital gain distributions from investments in portfolio shares	—	871	—	—	—	—	6,366	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	14,120	17,127	—	34,988	2,992	—	367	—	—
Net realized gain (loss) on investments in portfolio shares	(7,601)	23,160	—	17,190	2,764	—	6,733	11,422	(2,923)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	19,217	8,719	(22,036)	11,809	2,765	(223)	(8,481)	2,795	13,493
Net increase (decrease) in net assets from operations	$12,266	$34,262	$18,614	$33,510	$6,807	$(173)	$7,219	$14,548	$14,964

	AMERICAN FUNDS INSURANCE SERIES (continued)								BLACKROCK VARIABLE TRUST FUNDS
	GROWTH	GROWTH- INCOME	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MORTGAGE	NEW WORLD	GLOBAL ALLOCATION V.I.
Changes from operations:
Net investment income (expense)	$650	$2,383	$40,650	$4,511	$1,278	$50	$8,967	$331	$4,394
Net realized gain (loss) on investments in portfolio shares	(7,601)	23,160	—	17,190	2,764	—	6,733	11,422	(2,923)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	19,217	8,719	(22,036)	11,809	2,765	(223)	(8,481)	2,795	13,493
Net increase (decrease) in net assets from operations	12,266	34,262	18,614	33,510	6,807	(173)	7,219	14,548	14,964
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	161	22,078	121,626	1	27,459	—	21,303	56,615	23,759
Contract redemptions	(617)	(117)	—	(10,722)	(4,002)	—	(22)	(4,306)	(3,587)
Net transfers	(86,603)	43,513	911,955	123,150	—	24,812	257,256	(15,772)	46,956
Net increase (decrease) in net assets from contract owners' transactions	(65,142)	165,022	911,956	139,887	(4,002)	24,812	278,537	36,537	67,128
Net increase (decrease) in net assets	(52,876)	199,284	930,570	173,397	2,805	24,639	285,756	51,085	82,092
Net assets, beginning of period	154,068	—	—	183,515	94,790	—	392,290	—	275,815
Net assets, end of period	$101,192	$199,284	$930,570	$356,912	$97,595	$24,639	$678,046	$51,085	$357,907

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	BLACKROCK VARIABLE TRUST FUNDS (continued)			CALVERT VARIABLE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)	CREDIT SUISSE TRUST
	HIGH YIELD V.I.	TOTAL RETURN V.I.	U.S. GOVERNMENT BOND V.I.	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELIGMAN GLOBAL TECHNOLOGY	COMMODITY RETURN STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$11,647	$10,026	$4,332	$1,026	$8,704	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	11,647	10,026	4,332	1,026	8,704	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(813)	2	(63)	—	(1,403)	(6,725)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	110	—	1,416	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	1,403	—	11,185	—
Net realized gain (loss) on investments in portfolio shares	(813)	2	(63)	1,513	(1,403)	5,876	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	18,461	(12,434)	(5,928)	(2,051)	(26,990)	—	87
Net increase (decrease) in net assets from operations	$29,295	$(2,406)	$(1,659)	$488	$(19,689)	$5,876	$87

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	BLACKROCK VARIABLE TRUST FUNDS (continued)			CALVERT VARIABLE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)	CREDIT SUISSE TRUST
	HIGH YIELD V.I.	TOTAL RETURN V.I.	U.S. GOVERNMENT BOND V.I.	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELIGMAN GLOBAL TECHNOLOGY	COMMODITY RETURN STRATEGY
Changes from operations:
Net investment income (expense)	$11,647	$10,026	$4,332	$1,026	$8,704	$—	$—
Net realized gain (loss) on investments in portfolio shares	(813)	2	(63)	1,513	(1,403)	5,876	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	18,461	(12,434)	(5,928)	(2,051)	(26,990)	—	87
Net increase (decrease) in net assets from operations	29,295	(2,406)	(1,659)	488	(19,689)	5,876	87
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(2)	—	—	54,752	13,250	23,759	7,540
Contract redemptions	(11,633)	(150)	(7,819)	(44)	(35)	(24)	(1)
Net transfers	84,150	738,326	206,633	—	191,066	(29,611)	—
Net increase (decrease) in net assets from contract owners' transactions	72,515	738,176	198,814	54,708	204,281	(5,876)	7,539
Net increase (decrease) in net assets	101,810	735,770	197,155	55,196	184,592	—	7,626
Net assets, beginning of period	150,448	59,201	143,972	—	—	—	—
Net assets, end of period	$252,258	$794,971	$341,127	$55,196	$184,592	$—	$7,626

The accompanying notes are an integral part of these financial statements.

	DELAWARE VIP TRUST	DFA INVESTMENT DIMENSIONS
	SMALL CAP VALUE	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE
Investment income:
Income dividends from investments in portfolio shares	$303	$13,038	$17,478	$6,752	$22,665	$825	$9,636
Expenses:
Mortality and expense risk fees	—	701	2,414	528	1,322	135	922
Net investment income (expense)	303	12,337	15,064	6,224	21,343	690	8,714
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	604	(11)	(100)	(321)	(7,070)	(2)	(6,420)
Net realized short-term capital gain distributions from investments in portfolio shares	50	468	—	1,803	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	3,720	3,670	7,435	546	—	—	3,688
Net realized gain (loss) on investments in portfolio shares	4,374	4,127	7,335	2,028	(7,070)	(2)	(2,732)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	15,004	(29,835)	60,229	9,211	49,634	(597)	70,364
Net increase (decrease) in net assets from operations	$19,681	$(13,371)	$82,628	$17,463	$63,907	$91	$76,346

	DELAWARE VIP TRUST	DFA INVESTMENT DIMENSIONS
	SMALL CAP VALUE	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE
Changes from operations:
Net investment income (expense)	$303	$12,337	$15,064	$6,224	$21,343	$690	$8,714
Net realized gain (loss) on investments in portfolio shares	4,374	4,127	7,335	2,028	(7,070)	(2)	(2,732)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	15,004	(29,835)	60,229	9,211	49,634	(597)	70,364
Net increase (decrease) in net assets from operations	19,681	(13,371)	82,628	17,463	63,907	91	76,346
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	455,881	110,778	18,882	122,350	—	83,042
Contract redemptions	(4,043)	(1,145)	(98)	(3,426)	(454)	(10)	(6,369)
Net transfers	63,262	320,271	85,608	136,796	177,535	118,691	118,501
Net increase (decrease) in net assets from contract owners' transactions	59,219	775,007	196,288	152,252	299,431	118,681	195,174
Net increase (decrease) in net assets	78,900	761,636	278,916	169,715	363,338	118,772	271,520
Net assets, beginning of period	—	4,850	912,764	136,825	387,635	6,799	264,379
Net assets, end of period	$78,900	$766,486	$1,191,680	$306,540	$750,973	$125,571	$535,899

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	DFA INVESTMENT DIMENSIONS (continued)	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST
	VA U.S. TARGETED VALUE	SMALL CAP STOCK INDEX	DREYFUS SUSTAINABLE U.S. EQUITY (k)*	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$3,940	$568	$—	$8,256	$—	$18,032	$—
Expenses:
Mortality and expense risk fees	599	—	—	604	—	—	—
Net investment income (expense)	3,341	568	—	7,652	—	18,032	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3,360)	(660)	—	(10,773)	245	13,746	—
Net realized short-term capital gain distributions from investments in portfolio shares	1,876	—	—	196	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	12,113	5,383	—	14,840	—	—	—
Net realized gain (loss) on investments in portfolio shares	10,629	4,723	—	4,263	245	13,746	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	68,004	18,318	1,263	19,301	5,542	12,405	(7)
Net increase (decrease) in net assets from operations	$81,974	$23,609	$1,263	$31,216	$5,787	$44,183	$(7)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	DFA INVESTMENT DIMENSIONS (continued)	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST
	VA U.S. TARGETED VALUE	SMALL CAP STOCK INDEX	DREYFUS SUSTAINABLE U.S. EQUITY (k)*	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE
Changes from operations:
Net investment income (expense)	$3,341	$568	$—	$7,652	$—	$18,032	$—
Net realized gain (loss) on investments in portfolio shares	10,629	4,723	—	4,263	245	13,746	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	68,004	18,318	1,263	19,301	5,542	12,405	(7)
Net increase (decrease) in net assets from operations	81,974	23,609	1,263	31,216	5,787	44,183	(7)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	49,181	27,443	22,670	43,400	—	28,802	—
Contract redemptions	(298)	(281)	(24)	(27)	(5,161)	(101)	—
Net transfers	224,049	21,111	—	963,624	88,967	1,150,970	3,120
Net increase (decrease) in net assets from contract owners' transactions	272,932	48,273	22,646	1,006,997	83,806	1,179,671	3,120
Net increase (decrease) in net assets	354,906	71,882	23,909	1,038,213	89,593	1,223,854	3,113
Net assets, beginning of period	83,337	44,854	—	—	—	2,937	—
Net assets, end of period	$438,243	$116,736	$23,909	$1,038,213	$89,593	$1,226,791	$3,113

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	FEDERATED INSURANCE SERIES			FIDELITY VARIABLE INSURANCE PRODUCTS
	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	GROWTH
Investment income:
Income dividends from investments in portfolio shares	$58	$—	$1,691	$210	$355	$54	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	58	—	1,691	210	355	54	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,950	—	(11,951)	(10,116)	(7,215)	1	(820)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	8	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	6,153	—	3,054
Net realized gain (loss) on investments in portfolio shares	3,950	—	(11,951)	(10,108)	(1,062)	1	2,234
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	848	(153)	8,287	4,763	6,188	2,933	(2,510)
Net increase (decrease) in net assets from operations	$4,856	$(153)	$(1,973)	$(5,135)	$5,481	$2,988	$(276)

	FEDERATED INSURANCE SERIES			FIDELITY VARIABLE INSURANCE PRODUCTS
	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	GROWTH
Changes from operations:
Net investment income (expense)	$58	$—	$1,691	$210	$355	$54	$—
Net realized gain (loss) on investments in portfolio shares	3,950	—	(11,951)	(10,108)	(1,062)	1	2,234
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	848	(153)	8,287	4,763	6,188	2,933	(2,510)
Net increase (decrease) in net assets from operations	4,856	(153)	(1,973)	(5,135)	5,481	2,988	(276)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	49,388	—	—	17,824	17,823	10,652	3,353
Contract redemptions	(8,249)	—	(32)	(6)	(486)	(8)	(24)
Net transfers	(15,857)	9,233	(95,669)	(87,188)	(40,975)	—	3,964
Net increase (decrease) in net assets from contract owners' transactions	25,282	9,233	(95,701)	(69,370)	(23,638)	10,644	7,293
Net increase (decrease) in net assets	30,138	9,080	(97,674)	(74,505)	(18,157)	13,632	7,017
Net assets, beginning of period	—	—	155,619	92,496	77,279	—	32,763
Net assets, end of period	$30,138	$9,080	$57,945	$17,991	$59,122	$13,632	$39,780

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)					FIRST EAGLE VARIABLE FUNDS
	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	OVERSEAS
Investment income:
Income dividends from investments in portfolio shares	$6,786	$131	$1,179	$119	$2,120	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	6,786	131	1,179	119	2,120	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,748	(2,305)	(16)	7,200	185	(1,697)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	164	45	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,701	—	195	—	—
Net realized gain (loss) on investments in portfolio shares	2,748	(604)	148	7,440	185	(1,697)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,335)	4,410	(5,779)	(559)	1,948	4,112
Net increase (decrease) in net assets from operations	$2,199	$3,937	$(4,452)	$7,000	$4,253	$2,415

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)					FIRST EAGLE VARIABLE FUNDS
	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	OVERSEAS
Changes from operations:
Net investment income (expense)	$6,786	$131	$1,179	$119	$2,120	$—
Net realized gain (loss) on investments in portfolio shares	2,748	(604)	148	7,440	185	(1,697)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,335)	4,410	(5,779)	(559)	1,948	4,112
Net increase (decrease) in net assets from operations	2,199	3,937	(4,452)	7,000	4,253	2,415
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	166,257	41,754	6,402	23,921	23,132	—
Contract redemptions	(89)	(176)	(69)	(1,064)	(57)	(178)
Net transfers	141,862	(28,879)	11,177	(21,183)	(8,370)	(29,689)
Net increase (decrease) in net assets from contract owners' transactions	308,030	12,699	17,510	1,674	14,705	(29,867)
Net increase (decrease) in net assets	310,229	16,636	13,058	8,674	18,958	(27,452)
Net assets, beginning of period	—	27,214	78,725	—	44,108	27,452
Net assets, end of period	$310,229	$43,850	$91,783	$8,674	$63,066	$—

The accompanying notes are an integral part of these financial statements.

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST							GOLDMAN SACHS VARIABLE INSURANCE TRUST
	HIGH INCOME	INCOME	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	MULTI- STRATEGY ALTERNATIVES
Investment income:
Income dividends from investments in portfolio shares	$—	$809	$800	$1,527	$5,348	$—	$1,439	$70
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	—	809	800	1,527	5,348	—	1,439	70
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	—	—	915	(1,827)	(2,314)	(172)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	111	2	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	3,183	13,134	—	307	—	—
Net realized gain (loss) on investments in portfolio shares	—	—	3,294	14,051	(1,827)	(2,007)	(172)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	2,063	1,486	7,083	8,898	11,875	(897)	(75)
Net increase (decrease) in net assets from operations	$—	$2,872	$5,580	$22,661	$12,419	$9,868	$370	$(5)

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST							GOLDMAN SACHS VARIABLE INSURANCE TRUST
	HIGH INCOME	INCOME	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	MULTI- STRATEGY ALTERNATIVES
Changes from operations:
Net investment income (expense)	$—	$809	$800	$1,527	$5,348	$—	$1,439	$70
Net realized gain (loss) on investments in portfolio shares	—	—	3,294	14,051	(1,827)	(2,007)	(172)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	2,063	1,486	7,083	8,898	11,875	(897)	(75)
Net increase (decrease) in net assets from operations	—	2,872	5,580	22,661	12,419	9,868	370	(5)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	403	(1)	16,660	—	95,971	28,296	—	—
Contract redemptions	(1)	—	(23)	(7,387)	(352)	(440)	(60)	—
Net transfers	—	24,289	6,961	112,328	(142,524)	(7,889)	371	9,848
Net increase (decrease) in net assets from contract owners' transactions	402	24,288	23,598	104,941	(46,905)	19,967	311	9,848
Net increase (decrease) in net assets	402	27,160	29,178	127,602	(34,486)	29,835	681	9,843
Net assets, beginning of period	—	—	27,856	—	90,517	291,264	56,614	—
Net assets, end of period	$402	$27,160	$57,034	$127,602	$56,031	$321,099	$57,295	$9,843

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	GLOBAL MANAGED FUTURES STRATEGY	MULTI- HEDGE STRATEGIES	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS
Investment income:
Income dividends from investments in portfolio shares	$315	$62	$—	$—	$6,476
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	315	62	—	—	6,476
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1)	(4)	139	(1,289)	(25,446)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	22,444
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	22,715
Net realized gain (loss) on investments in portfolio shares	(1)	(4)	139	(1,289)	19,713
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,680)	(316)	3,131	200	(17,875)
Net increase (decrease) in net assets from operations	$(1,366)	$(258)	$3,270	$(1,089)	$8,314

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	GLOBAL MANAGED FUTURES STRATEGY	MULTI- HEDGE STRATEGIES	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS
Changes from operations:
Net investment income (expense)	$315	$62	$—	$—	$6,476
Net realized gain (loss) on investments in portfolio shares	(1)	(4)	139	(1,289)	19,713
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,680)	(316)	3,131	200	(17,875)
Net increase (decrease) in net assets from operations	(1,366)	(258)	3,270	(1,089)	8,314
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1	(1)	—	—
Contract redemptions	(11)	(24)	(33)	(3)	(69)
Net transfers	6,250	4,173	118,007	(2,401)	(482,871)
Net increase (decrease) in net assets from contract owners' transactions	6,239	4,150	117,973	(2,404)	(482,940)
Net increase (decrease) in net assets	4,873	3,892	121,243	(3,493)	(474,626)
Net assets, beginning of period	2,882	63,970	—	3,493	748,419
Net assets, end of period	$7,755	$67,862	$121,243	$—	$273,793

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA
Investment income:
Income dividends from investments in portfolio shares	$28	$—	$—	$36	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	28	—	—	36	—	—	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	143	(48)	358	(2,239)	(33,514)	(34)	(4,488)	(32,576)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	2,792	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	10,537	—	5,327	15,034	—
Net realized gain (loss) on investments in portfolio shares	143	(48)	358	(2,239)	(22,977)	(34)	3,631	(17,542)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,294	—	1,617	—	(11,332)	—	(2,673)	13,351	11,023
Net increase (decrease) in net assets from operations	$2,465	$(48)	$1,975	$(2,203)	$(34,309)	$(34)	$958	$(4,191)	$11,023

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA
Changes from operations:
Net investment income (expense)	$28	$—	$—	$36	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	143	(48)	358	(2,239)	(22,977)	(34)	3,631	(17,542)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,294	—	1,617	—	(11,332)	—	(2,673)	13,351	11,023
Net increase (decrease) in net assets from operations	2,465	(48)	1,975	(2,203)	(34,309)	(34)	958	(4,191)	11,023
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	(1)	—	28,511	—	—
Contract redemptions	(42)	—	(33)	—	(40)	—	(39)	(38,293)	—
Net transfers	15,077	48	15,185	2,203	(185,742)	34	(71,779)	55,820	203,168
Net increase (decrease) in net assets from contract owners' transactions	15,035	48	15,152	2,203	(185,783)	34	(43,307)	17,527	203,168
Net increase (decrease) in net assets	17,500	—	17,127	—	(220,092)	—	(42,349)	13,336	214,191
Net assets, beginning of period	2,882	—	—	—	235,126	—	59,810	182,236	—
Net assets, end of period	$20,382	$—	$17,127	$—	$15,034	$—	$17,461	$195,572	$214,191

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX S&P 500 PURE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	(1)	1	218	(4,930)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	—	(1)	1	218	(4,930)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(26,220)	323	310	—	358
Net increase (decrease) in net assets from operations	$(26,220)	$322	$311	$218	$(4,572)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX S&P 500 PURE GROWTH
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	—	(1)	1	218	(4,930)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(26,220)	323	310	—	358
Net increase (decrease) in net assets from operations	(26,220)	322	311	218	(4,572)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	(1)
Contract redemptions	—	(30)	(32)	—	(13)
Net transfers	104,512	15,324	15,324	(218)	(25,127)
Net increase (decrease) in net assets from contract owners' transactions	104,512	15,294	15,292	(218)	(25,141)
Net increase (decrease) in net assets	78,292	15,616	15,603	—	(29,713)
Net assets, beginning of period	—	—	—	—	29,713
Net assets, end of period	$78,292	$15,616	$15,603	$—	$—

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX TECHNOLOGY	RYDEX TELECOMM- UNICATIONS	RYDEX TRANS- PORTATION	RYDEX UTILITIES	VT FLOATING RATE STRATEGIES	VT U.S. TOTAL RETURN BOND
Investment income:
Income dividends from investments in portfolio shares	$367	$—	$—	$—	$—	$—	$—	$14,514	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	367	—	—	—	—	—	—	14,514	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,395	—	547	(45)	—	46	(76)	1,165	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	266	—
Net realized long-term capital gain distributions from investments in portfolio shares	930	—	—	—	—	—	—	491	—
Net realized gain (loss) on investments in portfolio shares	4,325	—	547	(45)	—	46	(76)	1,922	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,570	(62)	6,474	414	772	—	376	13,878	(261)
Net increase (decrease) in net assets from operations	$6,262	$(62)	$7,021	$369	$772	$46	$300	$30,314	$(261)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX TECHNOLOGY	RYDEX TELECOMM- UNICATIONS	RYDEX TRANS- PORTATION	RYDEX UTILITIES	VT FLOATING RATE STRATEGIES	VT U.S. TOTAL RETURN BOND
Changes from operations:
Net investment income (expense)	$367	$—	$—	$—	$—	$—	$—	$14,514	$—
Net realized gain (loss) on investments in portfolio shares	4,325	—	547	(45)	—	46	(76)	1,922	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,570	(62)	6,474	414	772	—	376	13,878	(261)
Net increase (decrease) in net assets from operations	6,262	(62)	7,021	369	772	46	300	30,314	(261)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1	2,866	(1)	—	—	—	—	35,648
Contract redemptions	(17,624)	—	(16)	(31)	(31)	—	(45)	(400)	(12)
Net transfers	29,749	3,324	2,196	15,394	18,373	(46)	15,414	751,535	—
Net increase (decrease) in net assets from contract owners' transactions	12,125	3,325	5,046	15,362	18,342	(46)	15,369	751,135	35,636
Net increase (decrease) in net assets	18,387	3,263	12,067	15,731	19,114	—	15,669	781,449	35,375
Net assets, beginning of period	—	—	18,167	—	—	—	—	233,351	—
Net assets, end of period	$18,387	$3,263	$30,234	$15,731	$19,114	$—	$15,669	$1,014,800	$35,375

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED RISK ALLOCATION	COMSTOCK	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE
Investment income:
Income dividends from investments in portfolio shares	$60	$—	$1,638	$975	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	60	—	1,638	975	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(841)	(4,045)	609	—	(2,043)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	386
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	1,631	2,368
Net realized gain (loss) on investments in portfolio shares	(841)	(4,045)	609	1,631	711
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	1,282	7,045	3,774	—
Net increase (decrease) in net assets from operations	$(781)	$(2,763)	$9,292	$6,380	$711

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED RISK ALLOCATION	COMSTOCK	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE
Changes from operations:
Net investment income (expense)	$60	$—	$1,638	$975	$—
Net realized gain (loss) on investments in portfolio shares	(841)	(4,045)	609	1,631	711
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	1,282	7,045	3,774	—
Net increase (decrease) in net assets from operations	(781)	(2,763)	9,292	6,380	711
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	161	—	100,917	37,500	18,009
Contract redemptions	(4)	(10)	(162)	(14)	(4)
Net transfers	785	(22,823)	61,463	50,000	(18,716)
Net increase (decrease) in net assets from contract owners' transactions	942	(22,833)	162,218	87,486	(711)
Net increase (decrease) in net assets	161	(25,596)	171,510	93,866	—
Net assets, beginning of period	—	25,596	21,218	—	—
Net assets, end of period	$161	$—	$192,728	$93,866	$—

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	INVESCO VARIABLE INSURANCE FUNDS (continued)						IVY VARIABLE INSURANCE PORTFOLIOS (d)*
	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET (c)*	GOVERNMENT SECURITIES	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	ASSET STRATEGY	GLOBAL BOND	HIGH INCOME
Investment income:
Income dividends from investments in portfolio shares	$379	$2,882	$320	$—	$—	$—	$—	$—	$91
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	379	2,882	320	—	—	—	—	—	91
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(56)	—	(213)	—	(3,047)	—	—	—	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	76	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	444	—	—	—	324	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	388	—	(213)	—	(2,647)	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(352)	—	(186)	—	6,321	(68)	(53)	35	98
Net increase (decrease) in net assets from operations	$415	$2,882	$(79)	$—	$3,674	$(68)	$(53)	$35	$189

	INVESCO VARIABLE INSURANCE FUNDS (continued)						IVY VARIABLE INSURANCE PORTFOLIOS (d)*
	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET (c)*	GOVERNMENT SECURITIES	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	ASSET STRATEGY	GLOBAL BOND	HIGH INCOME
Changes from operations:
Net investment income (expense)	$379	$2,882	$320	$—	$—	$—	$—	$—	$91
Net realized gain (loss) on investments in portfolio shares	388	—	(213)	—	(2,647)	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(352)	—	(186)	—	6,321	(68)	(53)	35	98
Net increase (decrease) in net assets from operations	415	2,882	(79)	—	3,674	(68)	(53)	35	189
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,524	17,027,895	1	12,500	—	—	—	14,889	1
Contract redemptions	(25)	(569,418)	(7,635)	—	(198)	—	(14)	(15)	(13)
Net transfers	(2,430)	(15,550,278)	15,842	—	(29,604)	4,924	50,000	—	—
Net increase (decrease) in net assets from contract owners' transactions	(931)	908,199	8,208	12,500	(29,802)	4,924	49,986	14,874	(12)
Net increase (decrease) in net assets	(516)	911,081	8,129	12,500	(26,128)	4,856	49,933	14,909	177
Net assets, beginning of period	24,208	2,374,446	—	—	32,433	—	—	—	1,175
Net assets, end of period	$23,692	$3,285,527	$8,129	$12,500	$6,305	$4,856	$49,933	$14,909	$1,352

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	IVY VARIABLE INSURANCE PORTFOLIOS (continued) (d)*		JANUS HENDERSON VIT FUNDS-INSTITUTIONAL (l)*			JANUS HENDERSON VIT FUNDS- INSTITUTIONAL (continued) (1)*
	LIMITED TERM BOND	MID CAP GROWTH	BALANCED	ENTERPRISE	FORTY	RESEARCH (m)*	OVERSEAS	PERKINS MID CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$12,779	$1,935	$316	$486	$—	$210
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	12,779	1,935	316	486	—	210
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	6,184	(17)	3,544	—	(23)	(1,314)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	420	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	2,550	8,468	17,691	4,699	5,466	—	1,995
Net realized gain (loss) on investments in portfolio shares	—	9,154	8,451	21,235	4,699	5,443	(1,314)	1,995
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12	—	12,662	4,656	(1,323)	(3,826)	—	2,467
Net increase (decrease) in net assets from operations	$12	$9,154	$33,892	$27,826	$3,692	$2,103	$(1,314)	$4,672

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	IVY VARIABLE INSURANCE PORTFOLIOS (continued) (d)*		JANUS HENDERSON VIT FUNDS-INSTITUTIONAL (l)*			JANUS HENDERSON VIT FUNDS- INSTITUTIONAL (continued) (1)*
	LIMITED TERM BOND	MID CAP GROWTH	BALANCED	ENTERPRISE	FORTY	RESEARCH (m)*	OVERSEAS	PERKINS MID CAP VALUE
Changes from operations:
Net investment income (expense)	$—	$—	$12,779	$1,935	$316	$486	$—	$210
Net realized gain (loss) on investments in portfolio shares	—	9,154	8,451	21,235	4,699	5,443	(1,314)	1,995
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12	—	12,662	4,656	(1,323)	(3,826)	—	2,467
Net increase (decrease) in net assets from operations	12	9,154	33,892	27,826	3,692	2,103	(1,314)	4,672
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	176,766	92,175	35,096	24,570	32,614	24,689
Contract redemptions	—	(1,360)	(210)	(177)	(21)	(38)	(4)	(16)
Net transfers	4,924	(7,794)	(32,202)	15,640	—	3,706	(31,296)	16,230
Net increase (decrease) in net assets from contract owners' transactions	4,924	(9,154)	144,354	107,638	35,075	28,238	1,314	40,903
Net increase (decrease) in net assets	4,936	—	178,246	135,464	38,767	30,341	—	45,575
Net assets, beginning of period	—	—	397,601	109,237	—	63,066	—	—
Net assets, end of period	$4,936	$—	$575,847	$244,701	$38,767	$93,407	$—	$45,575

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	JANUS HENDERSON VIT FUNDS- SERVICE (o)*	JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	FLEXIBLE BOND	EMERGING MARKETS VALUE	GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY
Investment income:
Income dividends from investments in portfolio shares	$5,113	$439	$2,254	$5,540	$814	$7,585
Expenses:
Mortality and expense risk fees	—	10	—	—	—	—
Net investment income (expense)	5,113	429	2,254	5,540	814	7,585
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(62)	2	3	(1)	(3,537)	(50)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	1	—	—	1,211
Net realized gain (loss) on investments in portfolio shares	(62)	2	4	(1)	(3,537)	1,161
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(5,731)	(367)	3,683	(6,314)	14,050	(33,181)
Net increase (decrease) in net assets from operations	$(680)	$64	$5,941	$(775)	$11,327	$(24,435)

	JANUS HENDERSON VIT FUNDS- SERVICE (o)*	JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	FLEXIBLE BOND	EMERGING MARKETS VALUE	GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY
Changes from operations:
Net investment income (expense)	$5,113	$429	$2,254	$5,540	$814	$7,585
Net realized gain (loss) on investments in portfolio shares	(62)	2	4	(1)	(3,537)	1,161
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(5,731)	(367)	3,683	(6,314)	14,050	(33,181)
Net increase (decrease) in net assets from operations	(680)	64	5,941	(775)	11,327	(24,435)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	14,043	—	185,669	19,108	53,052
Contract redemptions	(43)	(27)	(35)	(80)	(377)	(363)
Net transfers	145,072	16,131	75,555	—	7,659	175,951
Net increase (decrease) in net assets from contract owners' transactions	145,029	30,147	75,520	185,589	26,390	228,640
Net increase (decrease) in net assets	144,349	30,211	81,461	184,814	37,717	204,205
Net assets, beginning of period	145,670	—	—	—	40,238	360,894
Net assets, end of period	$290,019	$30,211	$81,461	$184,814	$77,955	$565,099

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	LAZARD RETIREMENT SERIES (continued)	LEGG MASON PARTNERS VARIABLE EQUITY TRUST			LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND
	US SMALL-MID CAP EQUITY	BW ABSOLUTE RETURN OPPOR- TUNITIES (e)*	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	INTERNATIONAL OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$210	$—	$189	$7,261	$4,696	$840
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	210	—	189	7,261	4,696	840
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(26)	(546)	2,827	(1,868)	(238)	93,051	—	(21)
Net realized short-term capital gain distributions from investments in portfolio shares	196	—	245	—	—	—	3,509	—
Net realized long-term capital gain distributions from investments in portfolio shares	6,977	—	3,144	3,737	—	—	12,684	—
Net realized gain (loss) on investments in portfolio shares	7,147	(546)	6,216	1,869	(238)	93,051	16,193	(21)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	15,418	—	(578)	16,023	945	7,454	(6,396)	(4,234)
Net increase (decrease) in net assets from operations	$22,565	$(546)	$5,848	$17,892	$896	$107,766	$14,493	$(3,415)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	LAZARD RETIREMENT SERIES (continued)	LEGG MASON PARTNERS VARIABLE EQUITY TRUST			LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND
	US SMALL-MID CAP EQUITY	BW ABSOLUTE RETURN OPPOR- TUNITIES (e)*	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	INTERNATIONAL OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$—	$—	$210	$—	$189	$7,261	$4,696	$840
Net realized gain (loss) on investments in portfolio shares	7,147	(546)	6,216	1,869	(238)	93,051	16,193	(21)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	15,418	—	(578)	16,023	945	7,454	(6,396)	(4,234)
Net increase (decrease) in net assets from operations	22,565	(546)	5,848	17,892	896	107,766	14,493	(3,415)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	25,000	20,877	49,815	2,866	—	12,500	—	—
Contract redemptions	(204)	(3)	(80)	(4,465)	(44)	(57)	—	(150)
Net transfers	46,670	(20,328)	(14,020)	22,356	(4,425)	(81,158)	277,248	9,258
Net increase (decrease) in net assets from contract owners' transactions	71,466	546	35,715	20,757	(4,469)	(68,715)	277,248	9,108
Net increase (decrease) in net assets	94,031	—	41,563	38,649	(3,573)	39,051	291,741	5,693
Net assets, beginning of period	75,535	—	—	40,513	6,714	136,512	—	78,807
Net assets, end of period	$169,566	$—	$41,563	$79,162	$3,141	$175,563	$291,741	$84,500

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
	GROWTH SERIES	VALUE SERIES	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX
Investment income:
Income dividends from investments in portfolio shares	$—	$4,025	$605	$8,098	$589	$437
Expenses:
Mortality and expense risk fees	—	—	55	557	79	48
Net investment income (expense)	—	4,025	550	7,541	510	389
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,740	2,000	1	73	(536)	5
Net realized short-term capital gain distributions from investments in portfolio shares	—	208	40	—	—	26
Net realized long-term capital gain distributions from investments in portfolio shares	12,438	17,566	13	—	1,976	382
Net realized gain (loss) on investments in portfolio shares	16,178	19,774	54	73	1,440	413
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	15,704	21,407	(519)	11,284	4,905	2,891
Net increase (decrease) in net assets from operations	$31,882	$45,206	$85	$18,898	$6,855	$3,693

	MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
	GROWTH SERIES	VALUE SERIES	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX
Changes from operations:
Net investment income (expense)	$—	$4,025	$550	$7,541	$510	$389
Net realized gain (loss) on investments in portfolio shares	16,178	19,774	54	73	1,440	413
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	15,704	21,407	(519)	11,284	4,905	2,891
Net increase (decrease) in net assets from operations	31,882	45,206	85	18,898	6,855	3,693
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	807	23,398	—
Contract redemptions	(17,066)	(17,651)	—	(184)	(345)	—
Net transfers	181,586	193,349	24,855	262,511	(8,262)	19,884
Net increase (decrease) in net assets from contract owners' transactions	164,520	175,698	24,855	263,134	14,791	19,884
Net increase (decrease) in net assets	196,402	220,904	24,940	282,032	21,646	23,577
Net assets, beginning of period	—	—	—	—	27,023	—
Net assets, end of period	$196,402	$220,904	$24,940	$282,032	$48,669	$23,577

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)
	SMALL CAP INDEX	US EQUITY INDEX PUTWRITE STRATEGY (n)*	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE
Investment income:
Income dividends from investments in portfolio shares	$220	$—	$—	$—	$1,070	$471	$118
Expenses:
Mortality and expense risk fees	33	—	—	—	—	—	—
Net investment income (expense)	187	—	—	—	1,070	471	118
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5)	(1,820)	—	(70)	(177)	61	—
Net realized short-term capital gain distributions from investments in portfolio shares	92	94	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	2,052	—	—	3,123	12,169	—	608
Net realized gain (loss) on investments in portfolio shares	2,139	(1,726)	—	3,053	11,992	61	608
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	523	1,262	(82)	47	8,989	27	197
Net increase (decrease) in net assets from operations	$2,849	$(464)	$(82)	$3,100	$22,051	$559	$923

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)
	SMALL CAP INDEX	US EQUITY INDEX PUTWRITE STRATEGY (n)*	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE
Changes from operations:
Net investment income (expense)	$187	$—	$—	$—	$1,070	$471	$118
Net realized gain (loss) on investments in portfolio shares	2,139	(1,726)	—	3,053	11,992	61	608
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	523	1,262	(82)	47	8,989	27	197
Net increase (decrease) in net assets from operations	2,849	(464)	(82)	3,100	22,051	559	923
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	404	—	(1)	2,745	13,345	2,439	17,004
Contract redemptions	(18)	—	(2)	(29)	(35)	(20)	(18)
Net transfers	4,492	(3,682)	6,696	6,821	32,970	(1,575)	—
Net increase (decrease) in net assets from contract owners' transactions	4,878	(3,682)	6,693	9,537	46,280	844	16,986
Net increase (decrease) in net assets	7,727	(4,146)	6,611	12,637	68,331	1,403	17,909
Net assets, beginning of period	11,249	31,542	—	55,825	100,841	42,537	—
Net assets, end of period	$18,976	$27,396	$6,611	$68,462	$169,172	$43,940	$17,909

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST				OPPENHEIMER VARIABLE ACCOUNT FUNDS		PIMCO VARIABLE INSURANCE TRUST
	BTS TACTICAL FIXED INCOME VIT	JNF EXCEED DEFINED SHIELD INDEX (f)*	POWER MOMENTUM (o)*	MARINER MANAGED FUTURES STRATEGY	TOTAL RETURN BOND (p)*	INTERNATIONAL GROWTH	ALL ASSET
Investment income:
Income dividends from investments in portfolio shares	$5	$1,338	$—	$—	$1,863	$221	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	5	1,338	—	—	1,863	221	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,477	(1)	—	—	119	(4,506)	(3,790)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	608	—
Net realized gain (loss) on investments in portfolio shares	2,477	(1)	—	—	119	(3,898)	(3,790)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	247	(706)	(61)	(736)	(113)	3,994	3,001
Net increase (decrease) in net assets from operations	$2,729	$631	$(61)	$(736)	$1,869	$317	$(789)

	NORTHERN LIGHTS VARIABLE TRUST				OPPENHEIMER VARIABLE ACCOUNT FUNDS		PIMCO VARIABLE INSURANCE TRUST
	BTS TACTICAL FIXED INCOME VIT	JNF EXCEED DEFINED SHIELD INDEX (f)*	POWER MOMENTUM (o)*	MARINER MANAGED FUTURES STRATEGY	TOTAL RETURN BOND (p)*	INTERNATIONAL GROWTH	ALL ASSET
Changes from operations:
Net investment income (expense)	$5	$1,338	$—	$—	$1,863	$221	$—
Net realized gain (loss) on investments in portfolio shares	2,477	(1)	—	—	119	(3,898)	(3,790)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	247	(706)	(61)	(736)	(113)	3,994	3,001
Net increase (decrease) in net assets from operations	2,729	631	(61)	(736)	1,869	317	(789)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1	—	—	2,439	22,670	—
Contract redemptions	(3)	(20)	—	—	(22)	(193)	(2)
Net transfers	24,714	23,593	4,924	6,250	(15,404)	(27,851)	(36,982)
Net increase (decrease) in net assets from contract owners' transactions	24,711	23,574	4,924	6,250	(12,987)	(5,374)	(36,984)
Net increase (decrease) in net assets	27,440	24,205	4,863	5,514	(11,118)	(5,057)	(37,773)
Net assets, beginning of period	—	—	—	—	49,297	27,292	37,773
Net assets, end of period	$27,440	$24,205	$4,863	$5,514	$38,179	$22,235	$—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST (continued)
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD
Investment income:
Income dividends from investments in portfolio shares	$259	$10,088	$1,983	$501	$904
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	259	10,088	1,983	501	904
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(2,167)	304	4,322	97	692
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	607	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(2,167)	304	4,929	97	692
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,272	5,572	22	(154)	287
Net increase (decrease) in net assets from operations	$3,364	$15,964	$6,934	$444	$1,883

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST (continued)
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD
Changes from operations:
Net investment income (expense)	$259	$10,088	$1,983	$501	$904
Net realized gain (loss) on investments in portfolio shares	(2,167)	304	4,929	97	692
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,272	5,572	22	(154)	287
Net increase (decrease) in net assets from operations	3,364	15,964	6,934	444	1,883
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1	160	46,678	—	17,548
Contract redemptions	(6)	(361)	(78)	(3,004)	(72)
Net transfers	1,727	27,991	116,345	37,452	6,196
Net increase (decrease) in net assets from contract owners' transactions	1,722	27,790	162,945	34,448	23,672
Net increase (decrease) in net assets	5,086	43,754	169,879	34,892	25,555
Net assets, beginning of period	20,720	137,391	6,079	—	—
Net assets, end of period	$25,806	$181,145	$175,958	$34,892	$25,555

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST (continued)							AMUNDI PIONEER ASSET MANAGEMENT (j)*
	INCOME (a)*	LONG TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND	BOND	EQUITY INCOME
Investment income:
Income dividends from investments in portfolio shares	$5,502	$1,919	$4,264	$2,927	$1,938	$22,350	$464	$2,792	$570
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	5,502	1,919	4,264	2,927	1,938	22,350	464	2,792	570
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	2,487	(1,881)	(225)	(23)	(2,883)	(215)	683	(693)
Net realized short-term capital gain distributions from investments in portfolio shares	482	—	—	—	216	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	472	—	—	55	2,626
Net realized gain (loss) on investments in portfolio shares	482	2,487	(1,881)	(225)	665	(2,883)	(215)	738	1,933
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,752)	(17,406)	1,924	(351)	1,799	3,494	1,103	492	751
Net increase (decrease) in net assets from operations	$1,232	$(13,000)	$4,307	$2,351	$4,402	$22,961	$1,352	$4,022	$3,254

	PIMCO VARIABLE INSURANCE TRUST (continued)							AMUNDI PIONEER ASSET MANAGEMENT (j)*
	INCOME (a)*	LONG TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND	BOND	EQUITY INCOME
Changes from operations:
Net investment income (expense)	$5,502	$1,919	$4,264	$2,927	$1,938	$22,350	$464	$2,792	$570
Net realized gain (loss) on investments in portfolio shares	482	2,487	(1,881)	(225)	665	(2,883)	(215)	738	1,933
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,752)	(17,406)	1,924	(351)	1,799	3,494	1,103	492	751
Net increase (decrease) in net assets from operations	1,232	(13,000)	4,307	2,351	4,402	22,961	1,352	4,022	3,254
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	2	125,918	403	31,957	254,240	1	81,958	28,511
Contract redemptions	(50)	(59)	(323)	(106)	(6,372)	(21,704)	(11,494)	(6,766)	(54)
Net transfers	228,901	138,952	(64,804)	186,008	83,431	492,987	25,802	59,743	(20,926)
Net increase (decrease) in net assets from contract owners' transactions	228,851	138,895	60,791	186,305	109,016	725,523	14,309	134,935	7,531
Net increase (decrease) in net assets	230,083	125,895	65,098	188,656	113,418	748,484	15,661	138,957	10,785
Net assets, beginning of period	—	—	226,999	16,781	31,963	400,730	23,073	27,275	—
Net assets, end of period	$230,083	$125,895	$292,097	$205,437	$145,381	$1,149,214	$38,734	$166,232	$10,785

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	AMUNDI PIONEER ASSET MANAGEMENT (continued) (j)*		PROFUNDS VP
	MID CAP VALUE	STRATEGIC INCOME	BASIC MATERIALS	BEAR	BULL
Investment income:
Income dividends from investments in portfolio shares	$—	$97	$31	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	97	31	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	(150)	—	(339)	(112)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	90
Net realized gain (loss) on investments in portfolio shares	—	(150)	—	(339)	(22)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(28)	(90)	318	(13,520)	—
Net increase (decrease) in net assets from operations	$(28)	$(143)	$349	$(13,859)	$(22)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	AMUNDI PIONEER ASSET MANAGEMENT (continued) (j)*		PROFUNDS VP
	MID CAP VALUE	STRATEGIC INCOME	BASIC MATERIALS	BEAR	BULL
Changes from operations:
Net investment income (expense)	$—	$97	$31	$—	$—
Net realized gain (loss) on investments in portfolio shares	—	(150)	—	(339)	(22)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(28)	(90)	318	(13,520)	—
Net increase (decrease) in net assets from operations	(28)	(143)	349	(13,859)	(22)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	12,500	—	—	—
Contract redemptions	—	(84)	(2)	(89)	(17)
Net transfers	6,251	6,398	8,000	160,243	39
Net increase (decrease) in net assets from contract owners' transactions	6,251	18,814	7,998	160,154	22
Net increase (decrease) in net assets	6,223	18,671	8,347	146,295	—
Net assets, beginning of period	—	—	—	—	—
Net assets, end of period	$6,223	$18,671	$8,347	$146,295	$—

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	EMERGING MARKETS	GOVERNMENT MONEY MARKET (g)*	INDUSTRIALS	LARGE-CAP GROWTH	MID-CAP	NASDAQ-100	PRECIOUS METALS	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR
Investment income:
Income dividends from investments in portfolio shares	$—	$52	$—	$238	$—	$—	$—	$—	$172
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	52	—	238	—	—	—	—	172
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(26)	—	2	(29,818)	2,787	2,690	(16,340)	(962)	20,803
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	2,453	560	6	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	42,436	—	1,348	—	—	—
Net realized gain (loss) on investments in portfolio shares	(26)	—	2	15,071	3,347	4,044	(16,340)	(962)	20,803
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(328)	—	1,281	—	2,151	130	—	—	—
Net increase (decrease) in net assets from operations	$(354)	$52	$1,283	$15,309	$5,498	$4,174	$(16,340)	$(962)	$20,975

	PROFUNDS VP (continued)
	EMERGING MARKETS	GOVERNMENT MONEY MARKET (g)*	INDUSTRIALS	LARGE-CAP GROWTH	MID-CAP	NASDAQ-100	PRECIOUS METALS	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR
Changes from operations:
Net investment income (expense)	$—	$52	$—	$238	$—	$—	$—	$—	$172
Net realized gain (loss) on investments in portfolio shares	(26)	—	2	15,071	3,347	4,044	(16,340)	(962)	20,803
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(328)	—	1,281	—	2,151	130	—	—	—
Net increase (decrease) in net assets from operations	(354)	52	1,283	15,309	5,498	4,174	(16,340)	(962)	20,975
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	661,334	—	—	—	—	—	—	—
Contract redemptions	(2,333)	(418)	(33)	—	(17,295)	(16,923)	—	—	—
Net transfers	19,625	(377,325)	15,348	(15,309)	30,123	46,998	16,340	962	(20,975)
Net increase (decrease) in net assets from contract owners' transactions	17,292	283,591	15,315	(15,309)	12,828	30,075	16,340	962	(20,975)
Net increase (decrease) in net assets	16,938	283,643	16,598	—	18,326	34,249	—	—	—
Net assets, beginning of period	—	199,991	—	—	—	—	—	—	—
Net assets, end of period	$16,938	$483,634	$16,598	$—	$18,326	$34,249	$—	$—	$—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)					PROFUNDS VP (continued)
	SHORT MID-CAP	SHORT NASDAQ-100	SMALL-CAP GROWTH	SMALL-CAP VALUE	TELECOMM- UNICATIONS	US GOVERNMENT PLUS	ULTRASMALL- CAP
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$1,522	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	1,522	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(812)	(351)	778	731	(12,331)	(5,299)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	2,583	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(812)	(351)	3,361	731	(12,331)	(5,299)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	—	—	2,346	—	—	1,154
Net increase (decrease) in net assets from operations	$(812)	$(351)	$3,361	$3,077	$(10,809)	$(5,299)	$1,154

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)					PROFUNDS VP (continued)
	SHORT MID-CAP	SHORT NASDAQ-100	SMALL-CAP GROWTH	SMALL-CAP VALUE	TELECOMM- UNICATIONS	US GOVERNMENT PLUS	ULTRASMALL- CAP
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$1,522	$—	$—
Net realized gain (loss) on investments in portfolio shares	(812)	(351)	3,361	731	(12,331)	(5,299)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	—	—	2,346	—	—	1,154
Net increase (decrease) in net assets from operations	(812)	(351)	3,361	3,077	(10,809)	(5,299)	1,154
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	23,760	—	—	—	—
Contract redemptions	—	(22)	(10)	(2,973)	—	—	—
Net transfers	812	373	(27,111)	17,879	10,809	5,299	220,975
Net increase (decrease) in net assets from contract owners' transactions	812	351	(3,361)	14,906	10,809	5,299	220,975
Net increase (decrease) in net assets	—	—	—	17,983	—	—	222,129
Net assets, beginning of period	—	—	—	5,621	—	—	—
Net assets, end of period	$—	$—	$—	$23,604	$—	$—	$222,129

The accompanying notes are an integral part of these financial statements.

	PUTNAM VARIABLE TRUST		ROYCE CAPITAL FUND	SEI INSURANCE PRODUCTS TRUST		T. ROWE PRICE EQUITY SERIES
	EQUITY INCOME	INCOME	MICRO-CAP	CONSERVATIVE STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II
Investment income:
Income dividends from investments in portfolio shares	$1,979	$2,470	$89	$2,548	$444	$—	$154
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	1,979	2,470	89	2,548	444	—	154
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(7)	(229)	1	5	—	(3,668)	282
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	67
Net realized long-term capital gain distributions from investments in portfolio shares	1,863	—	—	381	—	—	1,079
Net realized gain (loss) on investments in portfolio shares	1,856	(229)	1	386	—	(3,668)	1,428
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	11,499	(817)	850	2,782	(405)	9,022	(373)
Net increase (decrease) in net assets from operations	$15,334	$1,424	$940	$5,716	$39	$5,354	$1,209

	PUTNAM VARIABLE TRUST		ROYCE CAPITAL FUND	SEI INSURANCE PRODUCTS TRUST		T. ROWE PRICE EQUITY SERIES
	EQUITY INCOME	INCOME	MICRO-CAP	CONSERVATIVE STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II
Changes from operations:
Net investment income (expense)	$1,979	$2,470	$89	$2,548	$444	$—	$154
Net realized gain (loss) on investments in portfolio shares	1,856	(229)	1	386	—	(3,668)	1,428
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	11,499	(817)	850	2,782	(405)	9,022	(373)
Net increase (decrease) in net assets from operations	15,334	1,424	940	5,716	39	5,354	1,209
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—	26,500	—
Contract redemptions	(233)	(108)	(9)	(1,254)	—	(355)	(9)
Net transfers	15,415	(8,039)	10,225	—	24,762	91,735	11,162
Net increase (decrease) in net assets from contract owners' transactions	15,182	(8,147)	10,216	(1,254)	24,762	117,880	11,153
Net increase (decrease) in net assets	30,516	(6,723)	11,156	4,462	24,801	123,234	12,362
Net assets, beginning of period	96,269	49,505	2,800	146,701	—	310,142	—
Net assets, end of period	$126,785	$42,782	$13,956	$151,163	$24,801	$433,376	$12,362

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	T. ROWE PRICE EQUITY SERIES (continued)	T. ROWE PRICE FIXED INCOME SERIES	TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIPTRUST (h)*		VANECK VIP TRUST (continued) (h)*
	HEALTH SCIENCES II	LIMITED-TERM BOND II	MLP & PIPELINE	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND
Investment income:
Income dividends from investments in portfolio shares	$—	$421	$1,282	$1,012	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	—	421	1,282	1,012	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(505)	—	—	(7,881)	(56)	(992)	(212)
Net realized short-term capital gain distributions from investments in portfolio shares	6	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	94	—	—	1,096	—	—	—
Net realized gain (loss) on investments in portfolio shares	(405)	—	—	(6,785)	(56)	(992)	(212)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	23	(81)	8,289	16,520	(17,037)	(388)	466
Net increase (decrease) in net assets from operations	$(382)	$340	$9,571	$10,747	$(17,093)	$(1,380)	$254

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	T. ROWE PRICE EQUITY SERIES (continued)	T. ROWE PRICE FIXED INCOME SERIES	TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIPTRUST (h)*		VANECK VIP TRUST (continued) (h)*
	HEALTH SCIENCES II	LIMITED-TERM BOND II	MLP & PIPELINE	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND
Changes from operations:
Net investment income (expense)	$—	$421	$1,282	$1,012	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	(405)	—	—	(6,785)	(56)	(992)	(212)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	23	(81)	8,289	16,520	(17,037)	(388)	466
Net increase (decrease) in net assets from operations	(382)	340	9,571	10,747	(17,093)	(1,380)	254
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	5,749	—	—	—	—	—	—
Contract redemptions	(36)	(23)	—	(2,614)	(399)	(28)	(22)
Net transfers	1,540	37,964	131,503	74,752	73,056	13,869	(3,461)
Net increase (decrease) in net assets from contract owners' transactions	7,253	37,941	131,503	72,138	72,657	13,841	(3,483)
Net increase (decrease) in net assets	6,871	38,281	141,074	82,885	55,564	12,461	(3,229)
Net assets, beginning of period	6,298	—	—	216,056	—	—	3,229
Net assets, end of period	$13,169	$38,281	$141,074	$298,941	$55,564	$12,461	$—

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	VANGUARD VARIABLE INSURANCE FUND
	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND
Investment income:
Income dividends from investments in portfolio shares	$4,148	$2,681	$8,389	$1,895	$12,855	$666	$2,728
Expenses:
Mortality and expense risk fees	1,680	845	1,135	551	2,239	99	171
Net investment income (expense)	2,468	1,836	7,254	1,344	10,616	567	2,557
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(770)	1,702	(59)	180	195	(17,052)	9
Net realized short-term capital gain distributions from investments in portfolio shares	94	42	—	601	85	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	7,166	5,842	17,160	4,163	10,416	12,700	—
Net realized gain (loss) on investments in portfolio shares	6,490	7,586	17,101	4,944	10,696	(4,352)	9
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	67,077	31,117	30,412	33,160	111,977	(1,927)	4,191
Net increase (decrease) in net assets from operations	$76,035	$40,539	$54,767	$39,448	$133,289	$(5,712)	$6,757

	VANGUARD VARIABLE INSURANCE FUND
	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND
Changes from operations:
Net investment income (expense)	$2,468	$1,836	$7,254	$1,344	$10,616	$567	$2,557
Net realized gain (loss) on investments in portfolio shares	6,490	7,586	17,101	4,944	10,696	(4,352)	9
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	67,077	31,117	30,412	33,160	111,977	(1,927)	4,191
Net increase (decrease) in net assets from operations	76,035	40,539	54,767	39,448	133,289	(5,712)	6,757
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	737,863	89,803	55,650	143,454	83,509	—	10,635
Contract redemptions	(3,208)	(67)	(87)	(129)	(6,068)	(2,213)	(33)
Net transfers	223,940	127,763	149,171	223,040	939,238	(104,677)	116,851
Net increase (decrease) in net assets from contract owners' transactions	958,595	217,499	204,734	366,365	1,016,679	(106,890)	127,453
Net increase (decrease) in net assets	1,034,630	258,038	259,501	405,813	1,149,968	(112,602)	134,210
Net assets, beginning of period	128,507	217,612	294,762	—	253,879	119,344	20,465
Net assets, end of period	$1,163,137	$475,650	$554,263	$405,813	$1,403,847	$6,742	$154,675

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	VANGUARD VARIABLE INSURANCE FUND (continued)					VANGUARD VARIABLE INSURANCE FUND (continued)
	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX
Investment income:
Income dividends from investments in portfolio shares	$745	$1,770	$9,555	$5,300	$13	$26,891	$10,204
Expenses:
Mortality and expense risk fees	646	328	1,156	1,445	18	3,792	1,803
Net investment income (expense)	99	1,442	8,399	3,855	(5)	23,099	8,401
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(897)	(1,671)	356	344	—	1,738	(3,900)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	637	—	16	485	295
Net realized long-term capital gain distributions from investments in portfolio shares	867	8,801	24,715	—	320	2,718	26,311
Net realized gain (loss) on investments in portfolio shares	(30)	7,130	25,708	344	336	4,941	22,706
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(17,620)	5,080	(1,190)	2,198	287	(24,425)	54,744
Net increase (decrease) in net assets from operations	$(17,551)	$13,652	$32,917	$6,397	$618	$3,615	$85,851

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	VANGUARD VARIABLE INSURANCE FUND (continued)					VANGUARD VARIABLE INSURANCE FUND (continued)
	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX
Changes from operations:
Net investment income (expense)	$99	$1,442	$8,399	$3,855	$(5)	$23,099	$8,401
Net realized gain (loss) on investments in portfolio shares	(30)	7,130	25,708	344	336	4,941	22,706
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(17,620)	5,080	(1,190)	2,198	287	(24,425)	54,744
Net increase (decrease) in net assets from operations	(17,551)	13,652	32,917	6,397	618	3,615	85,851
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	142,873	807	52,405	134,958	—	367,183	265,722
Contract redemptions	(5,801)	(220)	(2,208)	(541)	(6)	(4,314)	(59)
Net transfers	540,836	18,748	335,027	625,465	19,505	1,210,724	(65,082)
Net increase (decrease) in net assets from contract owners' transactions	677,908	19,335	385,224	759,882	19,499	1,573,593	200,581
Net increase (decrease) in net assets	660,357	32,987	418,141	766,279	20,117	1,577,208	286,432
Net assets, beginning of period	52,706	120,640	220,093	234,251	3,716	668,665	676,263
Net assets, end of period	$713,063	$153,627	$638,234	$1,000,530	$23,833	$2,245,873	$962,695

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	VIRTUS VARIABLE INSURANCE TRUST	WELLS FARGO VT FUNDS		WESTCHESTER CAPITAL FUNDS
	DUFF & PHELPS REAL ESTATE SECURITIES (q)*	DISCOVERY	SMALL CAP VALUE (i)*	MERGER FUND XL	TOTAL
Investment income:
Income dividends from investments in portfolio shares	$400	$—	$37	$1,162	$501,839
Expenses:
Mortality and expense risk fees	—	—	—	—	23,915
Net investment income (expense)	400	—	37	1,162	477,924
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(130)	(433)	(744)	(1,045)	(157,707)
Net realized short-term capital gain distributions from investments in portfolio shares	121	—	—	1,430	53,589
Net realized long-term capital gain distributions from investments in portfolio shares	3,430	12,898	—	366	557,538
Net realized gain (loss) on investments in portfolio shares	3,421	12,465	(744)	751	453,420
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,884)	1,530	2,194	1,164	869,207
Net increase (decrease) in net assets from operations	$937	$13,995	$1,487	$3,077	$1,800,551

	VIRTUS VARIABLE INSURANCE TRUST	WELLS FARGO VT FUNDS		WESTCHESTER CAPITAL FUNDS
	DUFF & PHELPS REAL ESTATE SECURITIES (q)*	DISCOVERY	SMALL CAP VALUE (i)*	MERGER FUND XL	TOTAL
Changes from operations:
Net investment income (expense)	$400	$—	$37	$1,162	$477,924
Net realized gain (loss) on investments in portfolio shares	3,421	12,465	(744)	751	453,420
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,884)	1,530	2,194	1,164	869,207
Net increase (decrease) in net assets from operations	937	13,995	1,487	3,077	1,800,551
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	7,192	2,743	—	10,652	23,515,942
Contract redemptions	(16)	(3,157)	(66)	(64)	(889,838)
Net transfers	(1,625)	67,507	(21,448)	52,894	—
Net increase (decrease) in net assets from contract owners' transactions	5,551	67,093	(21,514)	63,482	22,626,104
Net increase (decrease) in net assets	6,488	81,088	(20,027)	66,559	24,426,655
Net assets, beginning of period	17,505	106,899	20,027	95,234	15,603,161
Net assets, end of period	$23,993	$187,987	$—	$161,793	$40,029,816

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements

Years Ended December 31, 2017 and 2016

(1)  Background and Summary of Significant Accounting Policies

(a)  Organization and Nature of Operations

Jefferson National Life of New York Annuity Account 1 ("Account") was established on June 20, 2014 by the Jefferson National Life Insurance Company of New York ("Company") and commenced operations on April 17, 2015. The Company is a wholly-owned subsidiary of Jefferson National Life Insurance Company and an indirect subsidiary of Jefferson National Financial Corporation ("JNFC"). The Account is a funding vehicle for an individual flexible premium deferred variable annuity contract, Monument Advisor NY, issued by the Company and is registered under the Securities Act of 1933. The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board's Accounting Standards Codification ("ASC") Topic 946, Financial Services-Investment Companies.

JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser was 100% owned by JNFC. As of March 1, 2017 JNF was no longer the adviser to the Northern Lights JNF portfolios,

(b)  The Contracts

The following variable account investment options are available as of December 31, 2017:

AB VARIABLE PRODUCTS SERIES FUND, INC.

Dynamic Asset Allocation Portfolio Class B

Global Thematic Growth Portfolio Class B

Growth and Income Portfolio Class A

International Growth Portfolio Class B

International Value Portfolio Class B

Small-Mid Cap Value Portfolio Class B

ADVISORS PREFERRED TRUST

Gold Bullion Strategy Portfolio

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

ALPS VARIABLE INVESTMENT TRUST

ALPS/Alerian Energy Infrastructure Portfolio

ALPS/Red Rocks Listed Private Equity Portfolio

ALPS VARIABLE INVESTMENT TRUST/MORNINGSTAR ETF ASSET ALLOCATION SERIES

Aggressive Growth Portfolio

Balanced Portfolio

Conservative Portfolio

Growth Portfolio

Income & Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Ultra Fund

Value Fund

AMERICAN FUNDS INSURANCE SERIES

Asset Allocation Fund

Blue Chip Income and Growth Fund

Bond Fund

Global Bond Fund

Growth Fund

Growth-Income Fund

High-Income Bond Fund

International Fund

Managed Risk Asset Allocation Fund

Managed Risk Blue Chip Income & Growth Fund

Mortgage Fund

New World Fund

AMUNDI PIONEER ASSET MANAGEMENT
PIONEER VARIABLE CONTRACTS TRUST – Class II

Bond Portfolio

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

BLACKROCK VARIABLE SERIES FUNDS

Advantage Large Cap Core Fund

Advantage Large Cap Value Fund

Equity Dividend Fund

Global Allocation Fund

High Yield Fund

iShares® Alternatives Strategies Fund

iShares® Dynamic Fixed Income Fund

Large Cap Focus Growth Fund

Total Return Fund

U.S. Government Bond Fund

CALVERT VARIABLE PRODUCTS

SRI Balanced Fund

COLUMBIA FUNDS VARIABLE SERIES TRUST:

AQR Managed Futures Strategy Fund

Select Large-Cap Value Fund

Select Smaller-Cap Value Fund

Seligman Global Technology Fund

Strategic Income Fund

CREDIT SUISSE FUNDS

Commodity Return Strategy Portfolio

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Equity Allocation Portfolio

VA Global Bond Portfolio

VA Global Moderate Allocation Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

DELAWARE VIP TRUST

Small Cap Value Series

DREYFUS VARIABLE INVESTMENT FUND

International Value Fund

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
DREYFUS STOCK INDEX FUND
EATON VANCE VARIABLE TRUST

Floating-Rate Income Fund

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Balanced Portfolio

Contrafund Portfolio

Disciplined Small Cap Portfolio

Equity-Income Portfolio

Freedom Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

International Capital Appreciation Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Value Portfolio

FIRST EAGLE VARIABLE FUNDS

Overseas Variable Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Global Real Estate II Fund

Income II Fund

Mutual Shares II Fund

Rising Dividends II Fund

Strategic Income II Fund

Templeton Global Bond II Fund

U.S. Government Securities II Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Multi-Strategy Alternatives Fund

Strategic Income Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

Floating Rate Strategies Fund

Global Managed Futures Strategy Fund

High Yield Fund

Long Short Equity Fund

Multi-Hedge Strategies Fund

Small Cap Value Fund

StylePlus Large Growth Fund

StylePlus Mid Growth Fund

U.S. Total Return Bond

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex  Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex  Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex High Yield Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex  Leisure Fund

Rydex  Mid Cap 1.5X Strategy Fund

Rydex NASDAQ-100® Strategy Fund

Rydex NASDAQ-100® 2.X Strategy Fund

Rydex  Nova Fund

Rydex Precious Metals Fund

Rydex  Real Estate Fund

Rydex  Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex  S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex  S&P SmallCap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund

Rydex  Technology Fund

Rydex  Telecommunications Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

INVESCO VARIABLE INSURANCE FUNDS

Balanced-Risk Allocation Fund Series II

Comstock Fund Series I

Core Equity Fund Series I

Core Plus Bond Series I

Diversified Dividend Fund Series I

Equity and Income Fund Series I

Global Health Care Fund Series I

Global Real Estate Fund Series I

Government Money Market Fund Series I

Government Securities Fund Series I

Growth and Income Fund Series I

High Yield Fund Series I

International Growth Fund Series I

Mid Cap Core Equity Fund Series II

Technology Fund Series I

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Asset Strategy Portfolio

Balanced Portfolio

Bond Portfolio

Energy Portfolio

Global Bond Portfolio

High Income Portfolio

Limited Term Bond Portfolio

Mid Cap Growth Portfolio

Natural Resources Portfolio

Science and Technology Portfolio

Value Portfolio

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

JANUS HENDERSON VIT FUNDS – Institutional Shares

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

Overseas Portfolio

Perkins Mid Cap Value Portfolio

Research Portfolio

JANUS HENDERSON VIT FUNDS – Service Shares

Flexible Bond Portfolio

Global Unconstrained Bond Portfolio

US Low Volatility Portfolio

JOHN HANCOCK VARIABLE INSURANCE TRUST

Emerging Markets Value Trust

JPMORGAN INSURANCE TRUST

Global Allocation Portfolio

Income Builder Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

Global Dynamic Multi-Asset Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Growth Portfolio

ClearBridge Variable Small Cap Growth Portfolio

QS Dynamic Multi-Strategy Portfolio

LEGG MASON PARTNERS VAIRABLE INCOME TRUST

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Bond Debenture Portfolio

Calibrated Dividend Growth Portfolio

Growth and Income Portfolio

International Opportunities Portfolio

MAINSTAY VP FUNDS TRUST (Service Class)

Convertible Portfolio

MFS VARIABLE INSURANCE TRUST (Service Class)

Growth Series

Value Series

NATIONWIDE VARIABLE INSURANCE TRUST

Bond Index Fund

DFA Capital Appreciation Fund

DFA Moderate Fund

DoubleLine Total Return Tactical Fund

International Index Fund

Mid Cap Index Fund

Multi-Manager International Value Fund

Multi-Manager Mid Cap Value Fund

Neuberger Berman NVIT Socially Responsible Fund

S&P 500 Index Fund

Small Cap Index Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

US Equity PutWrite Strategy Portfolio

NORTHERN LIGHTS VARIABLE TRUST

7Twelve Balanced Portfolio Class 3

BTS Tactical Income Portfolio

Power Dividend Index Portfolio

Power Income Portfolio Class 2

Power Momentum Portfolio

Probabilities Portfolio

TOPS Aggressive Growth ETF Portfolio Class 1

TOPS Balanced ETF Portfolio Class 1

TOPS Conservative ETF Portfolio Class 1 & 2

TOPS Growth ETF Portfolio Class 1

TOPS Managed Risk Balanced ETF Portfolio Class 1 & 2

TOPS Managed Risk Growth ETF Portfolio Class 1 & 2

TOPS Managed Risk Moderate Growth Portfolio Class 1 & 2

TOPS Moderate Growth EFT Portfolio Class 1

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Fund

Global Multi-Alternatives Fund

Global Strategic Income Fund

International Growth Fund

Main Street® Fund

Total Return Bond Fund

PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio

All Asset All Authority Portfolio – Administrative

All Asset All Authority Portfolio – Institutional

CommodityRealReturn Strategy Portfolio

Emerging Markets Bond Portfolio

Foreign Bond Unhedged Portfolio

Foreign Bond US Dollar-Hedged Portfolio

Global Bond Unhedged Portfolio

Global Core Bond (Hedged) Portfolio

Global Multi-Asset Portfolio

High Yield Portfolio

Income Portfolio

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

Unconstrained Bond Portfolio

PROFUNDS VP

Access VP High Yield Fund

Asia 30 Fund

Banks Fund

Basic Materials Fund

Bear Fund

Biotechnology Fund

Bull Fund

Consumer Goods Fund

Consumer Services Fund

Emerging Markets Fund

Europe 30 Fund

Falling U.S. Dollar Fund

Financials Fund

Government Money Market Fund

Health Care Fund

Industrials Fund

International Fund

Internet Fund

Japan Fund

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

Large-Cap Growth Fund

Large-Cap Value Fund

Mid-Cap Fund

Mid-Cap Growth Fund

Mid-Cap Value Fund

NASDAQ-100 Fund

Oil & Gas Fund

Pharmaceuticals Fund

Precious Metals Fund

Real Estate Fund

Rising Rates Opportunity Fund

Semiconductor Fund

Short Emerging Markets Fund

Short International Fund

Short Mid-Cap Fund

Short NASDAQ-100 Fund

Short Small-Cap Fund

Small Cap Fund

Small-Cap Growth Fund

Small-Cap Value Fund

Technology Fund

Telecommunications Fund

U.S. Government Plus Fund

UltraBull Fund

UltraMid-Cap Fund

UltraNASDAQ-100 Fund

UltraShort NASDAQ-100 Fund

UltraSmall-Cap Fund

Utilities Fund

PUTNAM VARIABLE TRUST

Absolute Return 500 Fund

American Government Income Fund

Diversified Income Fund

Equity Income Fund

High Yield Fund

Income Fund

REDWOOD INVESTMENT MANAGEMENT

Managed Volatility Portfolio Class I

Managed Volatility Portfolio Class N

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

SEI INSURANCE PRODUCTS TRUST

Balanced Strategy Fund

Conservative Strategy Fund

Defensive Strategy Fund

Market Growth Strategy Fund

Market Plus Strategy Fund

Moderate Strategy Fund

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

Equity Income Portfolio II

Health Sciences Portfolio II

Limited-Term Bond Portfolio II

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth Portfolio

Strategic Growth Portfolio

TORTOISE VARIABLE INSURANCE PORTFOLIO

MLP & Pipeline Fund

VANECK VIP TRUST

Emerging Markets Fund

Global Gold Fund

Global Hard Assets Fund

Unconstrained Emerging Markets Bond Fund

VANGUARD VARIABLE INSURANCE FUND

Balanced Portfolio

Capital Growth Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

High Yield Bond Portfolio

International Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Short-Term Investment Grade Portfolio

Small Company Growth Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

VIRTUS VARIABLE INSURANCE TRUST

Duff & Phelps International Series

Duff & Phelps Real Estate Securities Series

Newfleet Multi-Sector Intermediate Bond Series

Rampart Equity Trend Series

WELLS FARGO VT FUNDS

Discovery Fund

Opportunity Fund

WESTCHESTER CAPITAL

Merger Fund VL

Any subaccounts not included on the Statement of Asset and Liabilities but listed within Footnote (1)(b) are available investment options but, as of December 31, 2017, policyholders were not invested in the fund.

The following subaccount is no longer available to new investors:

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Socially Responsive Portfolio

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchases payments for fixed dollar benefits, the latter being include in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed accounts as instructed by the contract owner. Shares of the sub-accounts are purchases at the net asset value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c)  Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual fund shares are valued at closing net asset value per share of the respective portfolios at the end of each New York Stock Exchange business day. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Investment share transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in the underlying mutual funds.

(d)  Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal. The Account is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2014.

(e)  Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

At each financial reporting date, the separate account financials statements includes an aggregate amount of net assets allocated to future contract benefits for the contract in the payout (annuitization) period. The payout (annuitization) period beings when amounts accumulated under the contract (the contract value) are applied according the payment method selected by the contract owner.

Annuity reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)  New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles for recognizing revenue. While insurance contracts are not within the scope of this updated guidance, service and fee income will be subject to this updated guidance. The updated guidance requires an entity to recognize revenue as performance obligations are met, in order to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services. The following steps are applied in the updated guidance: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation. The updated guidance is effective for periods beginning after December 15, 2017. The Account has determined there is no impact on its financial statements.

(h)  Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i)  Breakage

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in an expense of $33 and $18 for the years ended December 31, 2017 and 2016, respectively.

(2)  Expenses

The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor NY contract. These fees were $35,520 and $18,729 for the years ended December 31, 2017 and 2016, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners' Equity.

The Company deducts a total daily charge from certain low cost investments of Monument Advisor NY, which is equivalent to the effective annual rate of .25 percent of the daily total net assets. This fee is charged on the low cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $59,470 and $23,915 for the year ended December 31, 2017 and 2016, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners' Equity.

The Account currently offers a return of premium enhanced death benefit rider with a daily charge which is equivalent to an effective annual rate of .15 percent of the daily total net assets. The rider was offered starting May 1, 2017. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners' Equity. There were no accounts in 2017 with this rider and thus no fees.

Pursuant to an agreement between the Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Account.

(3)  Financial Instruments and Fair Value

FASB ASC 820, Fair Value Measurement and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique for the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable input and minimizes the use of unobservable inputs.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

In accordance with FASB ASC 820, the Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lower priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within difference levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instruments in its entirety.

The Account categorizes financial assets recorded at fair value as follows::

•  Level 1 –  Unadjusted quoted prices accessible in active markets and mutual funds where the value per share is determined and published and is the basis for current transaction for identical assets or liabilities at the measurement date.

•  Level 2 –  Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation of other means.

•  Level 3 –  Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management's best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation input.

The Account recognized transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and any other levels as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

Fair Value Measurements Using

Total as of	12/31/2017	Level 1	Level 2	Level 3
Separate Account Investments	$82,257,075	$82,257,075	$—	$—

The cost of purchases and proceeds from sales of investrments for the year ended December 31, 2017 are:

Description	Cost of Purchases	Sales of Investments
AB Global Thematic Growth Cl B	$50,141	$53,081
AB Growth and Income Class A	61,103	16,170
AB International Growth Class B	103,781	107,679
AB International Value Class B	26,914	18,864
AB Small-Mid Cap Value – Class B	149,600	10,501
Advisors Preferred Trust Gold Bullion Strategy	122,816	120,882
Alger Capital Appreciation Class I-2	52,814	1,119
Alger Large Cap Growth Class I-2	1,117	142
Alger Mid Cap Growth	447,886	451,107
ALPS Alerian Energy Infrastructure Class III	48,394	203,805
ALPS Balanced ETF Asset Allocation II	77,202	40
ALPS Growth ETF Asset Allocation II	2,210	214
ALPS Income and Growth ETF Asset Allocation II	1,203	0
American Century VP Balanced – Class I	246,623	947
American Century VP Income & Growth I	48,504	926
Description	Cost of Purchases	Sales of Investments
American Century VP Inflation Protection Class II	$23,267	$9,891
American Century VP International I	631,925	4,023
American Century VP Ultra I	7,047	435
American Century VP Value I	22,814	10
American Funds Asset Allocation Class 4	458,942	112,108
American Funds Blue Chip Income and Growth 4	34,568	41
American Funds Bond Class 4	110,658	94
American Funds Global Bond Class 4	102,842	579
American Funds Growth Class 4	664,717	295,028
American Funds Growth-Income Class 4	120,520	1,360
American Funds High-Income Bond Class 4	627,739	926,039
American Funds International Class 4	304,954	21,368
American Funds Mngd Rsk Asset Allocation P-2	171,619	5,186
American Funds Mngd Rsk Blue Chp Inc & Gr P-2	118,218	86,260
American Funds Mortgage Class 4	36,809	211,748
American Funds New World	510,854	95,014
BlackRock Advantage Large Cap Core V.I. Cl3	41,114	6
BlackRock Global Allocation V.I. Cl3	177,828	167,652
BlackRock High Yield V.I. Cl3	1,248,574	988,843
BlackRock iShares Alternative Strategies Cl 3	48,345	759
BlackRock Total Return V.I. Cl3	30,916	299
BlackRock U.S. Government Bond V.I. Cl3	6,090	4,982
Calvert VP SRI Balanced Class F	1,773	185
Credit Suisse Trust Commodity Return Strategy	678	49
CVP AQR Managed Futures Strategy	67,880	80
CVP Select Large-Cap Value	385,854	14,329
CVP Select Smaller-Cap Value	10,128	0
CVP Seligman Global Technology – Class 2	1,588,322	1,313,511
CVP Strategic Income 2	118,456	41,731
Delaware VIP Small Cap Value – Service	186,405	22,766
DFA VA Global Bond	285,204	60,813
DFA VA Global Moderate Allocation	608,380	244,676
DFA VA International Small	511,837	20,304
DFA VA International Value	346,407	111,795
DFA VA Short-Term Fixed	362,868	147,472
DFA VA U.S. Large Value	575,468	36,674
DFA VA U.S. Targeted Value	455,891	54,880
Dreyfus International Value	35,520	10,109
Dreyfus Small Cap Stock Index Fund – Serv	567,804	448,759
Dreyfus Stock Index	504,854	275,749
Dreyfus Sustainable U.S. Equity	24,143	62
Eaton Vance VT Floating-Rate Income	771,733	705,197
Eaton Vance VT Large-Cap Value	13,536	17,108
Federated High Income Bond II	507,934	464,467
Federated Kaufmann II	7,010	9
Federated Managed Volatility II	69,745	1,752
Fidelity VIP Balanced – Serv II	1,155,366	642,434
Fidelity VIP Contrafund – Serv II	147,416	22,585
Fidelity VIP Disciplined Small Cap – Serv II	1,000,125	913,454
Fidelity VIP Freedom Income	49,031	0
Fidelity VIP Growth – Serv II	57,691	814
Fidelity VIP Growth & Income – Serv II	844,473	882,595
Fidelity VIP High Income – Serv II	894,794	864,805
Fidelity VIP Intl Capital Apprec – Serv II	148,662	1,295
Fidelity VIP Investment Grade Bond – Serv II	202,180	19,037
Fidelity VIP Mid Cap – Serv II	12,112	6,889
Fidelity VIP Overseas – Serv II	77,245	2,080
Fidelity VIP Real Estate – Serv II	16,718	191
Fidelity VIP Strategic Income – Serv II	279,677	98,072
First Eagle Overseas	4,585,870	4,560,927
Franklin Global Real Estate II	8,601	328

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

Description	Cost of Purchases	Sales of Investments
Franklin High Income II	$10,395	$7,056
Franklin Income II	147,015	102,464
Franklin Mutual Shares II	24,860	45,763
Franklin Rising Dividends II	103,809	31,136
Franklin Strategic Income II	146,274	41,615
Franklin Templeton Global Bond II	191,577	15,484
Franklin U.S. Government Securities II	23,213	44,018
Goldman Sachs VIT Multi-Strategy Alternatives	32,671	7
Goldman Sachs VIT Strategic Income	103,736	90,965
Guggenheim Global Managed Futures Strategy	176,685	123,145
Guggenheim Multi-Hedge Strategies	73,300	43
Guggenheim Rydex Banking	45,750	3
Guggenheim Rydex Basic Materials	98,694	209,860
Guggenheim Rydex Biotechnology	529,850	507,763
Guggenheim Rydex Consumer Products	52,699	34,560
Guggenheim Rydex Electronics	32,427	13
Guggenheim Rydex Energy	10,943	325
Guggenheim Rydex Energy Services	36,422	34,926
Guggenheim Rydex Europe 1.25X Strategy	90,548	93,680
Guggenheim Rydex Financial Services	61,804	53,755
Guggenheim Rydex Gov't Long Bond 1.2X Strtgy	115,108	116,559
Guggenheim Rydex Health Care	94,705	74,559
Guggenheim Rydex Internet	137,488	105,690
Guggenheim Rydex Inverse Gov't Long Bond Strtgy	104,805	81,731
Guggenheim Rydex Leisure	24,192	24,867
Guggenheim Rydex Mid-Cap 1.5X Strategy	46,728	47,794
Guggenheim Rydex NASDAQ-100	257,292	223,334
Guggenheim Rydex NASDAQ-100 2X Strategy	1,044,769	1,005,009
Guggenheim Rydex Nova	10,557	10
Guggenheim Rydex Precious Metals	199,636	261,907
Guggenheim Rydex Real Estate	84,817	36,379
Guggenheim Rydex Retailing	25,086	18,644
Guggenheim Rydex S&P 500 2X Strategy	333,098	170,432
Guggenheim Rydex S&P 500 Pure Growth	69,332	70,344
Guggenheim Rydex S&P 500 Pure Value	94,659	62,981
Guggenheim Rydex S&P MidCap 400 Pure Growth	37,750	40,862
Guggenheim Rydex S&P MidCap 400 Pure Value	44,379	37,319
Guggenheim Rydex S&P SmallCap 600 Pure Growth	50,659	53,551
Guggenheim Rydex S&P SmallCap 600 Pure Value	953	25,330
Guggenheim Rydex Technology	78,147	61,292
Guggenheim Rydex Telecommunications	7,684	3,313
Guggenheim Rydex Transportation	116,334	77,404
Guggenheim Rydex Utilities	109,279	103,778
Guggenheim Var Ser Floating Rate Strategies Ser F	383,046	955,143
Guggenheim Var Ser High Yield Ser P	1,038,243	875,484
Guggenheim Var Ser Small Cap Value Ser Q	482,398	469,738
Guggenheim Var Ser StylePlus Large Growth Ser Y	30,980	10
Guggenheim Var Ser StylePlus Mid Growth Ser J	14,352	1,858
Guggenheim Var Ser U.S. Total Return Bond Ser E	919,251	1,413
Invesco V.I. Balanced Risk Allocation II	212,014	134,685
Invesco V.I. Comstock I	37,887	37,677
Invesco V.I. Core Equity I	446,446	448,870
Description	Cost of Purchases	Sales of Investments
Invesco V.I. Core Plus Bond I	$183,282	$18
Invesco V.I. Diversified Dividend I	190,846	101,482
Invesco V.I. Equity and Income I	459,221	112,343
Invesco V.I. Global Health Care I	13,848	6
Invesco V.I. Global Real Estate I	46,133	1,249
Invesco V.I. Government Money Market I	22,588,848	17,839,717
Invesco V.I. Government Securities I	75,449	79,875
Invesco V.I. International Growth I	7,740	1,380
Invesco V.I. Mid Cap Core Equity II	459,624	461,558
Invesco V.I. Technology I	395,510	314,437
Ivy VIP Asset Strategy	212	54,273
Ivy VIP Global Bond	23,177	1,041
Ivy VIP High Income	562,863	551,419
Ivy VIP Limited-Term Bond	22,258	14
Ivy VIP Science and Technology	57,052	12,400
Janus Henderson Balanced – Inst	472,702	21,443
Janus Henderson Enterprise – Inst	303,427	35,917
Janus Henderson Flexible Bond – Serv	50,414	1,414
Janus Henderson Forty – Inst	487,987	40,840
Janus Henderson Global Research – Inst	4,942	0
Janus Henderson Global Unconstrained Bond – Serv	116,109	9,841
Janus Henderson Overseas – Inst	25,249	6,459
Janus Henderson Perkins Mid Cap Value – Inst	37,540	4,323
Janus Henderson Research – Inst	28,737	2,602
Janus Henderson US Low Volatility – Serv	15,992	8
JHancock Emerging Markets Value Trust NAV	99,015	94,490
JPMorgan Global Allocation Class 2	594,440	192,282
JPMorgan Income Builder Class 2	8,630	240
Lazard Retirement Emerging Markets Equity	272,774	158,997
Lazard Retirement International Equity	634,590	1,947
Lazard Retirement US Small-Mid Cap Equity	905,005	879,548
Lazard Retirement US Strategic Equity	460,976	457,662
LMCBV Aggressive Growth I	8,892	612
LMCBV Large Cap Growth I	25,860	214
LMCBV Small Cap Growth II	20,773	7,483
LMWAV Global High Yield Bond	994,886	895,209
Lord Abbett Bond Debenture	958,945	74,040
Lord Abbett Calibrated Dividend Growth	24,374	8
Lord Abbett Growth and Income	451,913	456,438
Lord Abbett International Opportunities	58,908	16,343
Mainstay VP Convertible Service	86,227	4
MFS Growth Series – Service	10,915	20,883
MFS Value Series – Service	12,829	24,059
Neuberger Berman AMT Large Cap Value I	16	6,774
Neuberger Berman AMT Mid Cap Growth Class I	467,888	429,986
Neuberger Berman AMT Mid Cap Intrinsic Value I	45,450	11,068
Neuberger Berman AMT Short Duration Bond	44,158	747
Neuberger Berman AMT Socially Responsive Class I	846	38
Neuberger Berman AMT US Equity Index PutWrite Strategy	0	5
Ntrn Lts 7Twelve Balanced Cl 3	201,367	1,084
Ntrn Lts Anchor Tactical Credit Strategies	20,006	19,744
Ntrn Lts BTS Tactical Fixed Income VIT	5,129	19,062
Ntrn Lts JNF Exceed Defined Shield Index	166	24,399
Ntrn Lts Power Momentum	109	3
Ntrn Lts Mariner Managed Futures Strategy Class 2	772	5,844
Ntrn Lts TOPS Managed Risk Moderate Growth ETF – 2	109,988	109,238
NVIT Bond Index – Class Y	60,648	18,899
NVIT International Index – Class Y	629,736	17,314

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

Description	Cost of Purchases	Sales of Investments
NVIT Mid Cap Index – Class Y	$1,933,133	$1,767,311
NVIT Multi-Manager Mid Cap Value I	48,277	1
NVIT S&P 500 Index – Class Y	968,023	17,236
NVIT Small Cap Index – Class Y	122,303	1,126
NW DoubleLine NVIT Total Return Tactical Cl Y	118,163	34
Oppenheimer Global – Cl 2	138,525	89,623
Oppenheimer Global Strategic Inc – Cl 2	20,141	4
Oppenheimer International Growth – Cl 2	22,473	62
Oppenheimer Main Street – Cl 2	34,698	35,024
Oppenheimer Total Return Bond – Cl 2	88,903	11,577
PIMCO VIT CommodityRealReturn Strategy – Admin	35,338	13
PIMCO VIT Emerging Markets Bond – Admin	498,136	354,677
PIMCO VIT Foreign Bond (US Dollar Hedged) – Admin	182,895	142,911
PIMCO VIT Global Bond Unhedged – Admin	5,250	3,671
PIMCO VIT Global Multi-Asset Adm	22,344	135
PIMCO VIT High Yield – Admin	681,239	506,752
PIMCO VIT Income – Admin	529,350	90,739
PIMCO VIT Long Term US Government – Admin	4,050	21,176
PIMCO VIT Low Duration – Admin	26,076	22,129
PIMCO VIT Real Return – Admin	154,939	69,543
PIMCO VIT Short-Term – Admin	184,271	25,398
PIMCO VIT Total Return – Admin	719,014	98,509
PIMCO VIT Unconstrained Bond – Admin	29,936	11,889
Pioneer Bond VCT II	105,244	48,452
Pioneer Emerging Markets Class II	5,233	6,064
Pioneer Equity Income VCT Class II	315,411	147
Pioneer Mid Cap Value VCT Class II	5,315	5,603
Pioneer Strategic Income VCT Class II	137,428	57,536
ProFunds VP Asia 30	50,753	49,804
ProFunds VP Basic Materials	0	9,221
ProFunds VP Bear	64,304	188,777
ProFunds VP Bull	6,530	6
ProFunds VP Emerging Markets	307,371	309,215
ProFunds VP Europe 30	63,014	29,407
ProFunds VP Financials	99,792	151
ProFunds VP Government Money Market	270,570	668,497
ProFunds VP Industrials	4,381	261
ProFunds VP Internet	291,302	220,778
ProFunds VP Japan	191,187	142,612
ProFunds VP Large-Cap Growth	209,420	13
ProFunds VP Mid-Cap	58,548	38,309
ProFunds VP Mid-Cap Value	20,516	117
ProFunds VP NASDAQ-100	156,446	184,804
ProFunds VP Precious Metals	33,030	33,169
ProFunds VP Semiconductor	284,411	250,820
ProFunds VP Small-Cap Growth	130,411	18
ProFunds VP Small-Cap Value	11,295	4,468
ProFunds VP Telecommunications	12,246	66
ProFunds VP UltraMid-Cap	63,257	8
ProFunds VP UltraSmall-Cap	0	226,447
ProFunds VP UltraNASDAQ-100	300,000	295,302
Putnam VT Diversified Income Cl IB	36,718	154
Putnam VT Equity Income Cl IB	342,296	41,198
Putnam VT High Yield Cl IB	870,936	332,658
Putnam VT Income Cl IB	34,555	1,260
Redwood VIT Managed Volatility Class N	20,393	10,050
Royce Micro-Cap	14,433	13,928
Royce Small-Cap	83,075	20,261
SEI Conservative Strategy Class II	552	156,015
Description	Cost of Purchases	Sales of Investments
SEI Moderate Strategy Class II	$0	$24,923
T. Rowe Price Blue Chip Growth II	579,975	202,765
T. Rowe Price Equity Income II	36,691	404
T. Rowe Price Health Sciences II	193,226	115,007
T. Rowe Price Limited-Term Bond II	471	20
Third Avenue Variable Annuity Trust Value	44,339	44,416
Tortoise VIP MLP & Pipeline Cl II	327,775	382,984
VanEck VIP Emerging Markets	1,923,245	1,375,167
VanEck VIP Global Gold Class S	677,340	623,016
VanEck VIP Global Hard Assets	3,941	6,774
VanEck VIP Unconstrained Emerging Markets Bond	260,378	248,348
Vanguard VIF Balanced	2,223,304	701,031
Vanguard VIF Capital Growth	728,458	35,011
Vanguard VIF Diversified Value	430,560	285,855
Vanguard VIF Equity Income	698,359	88,033
Vanguard VIF Equity Index	1,162,215	179,782
Vanguard VIF Growth	199,217	7,752
Vanguard VIF High Yield Bond	856,845	74,594
Vanguard VIF International	1,775,126	548,342
Vanguard VIF Mid-Cap Index	421,138	48,711
Vanguard VIF REIT Index	311,871	228,070
Vanguard VIF Short-Term Investment Grade	1,962,354	188,501
Vanguard VIF Small Company Growth	210,896	4,678
Vanguard VIF Total Bond Market Index	2,113,944	618,363
Vanguard VIF Total Stock Market Index	1,686,367	266,900
Virtus Duff & Phelps Real Estate Securities Class A	14,546	364
Virtus Newfleet Multi-Sector Intermediate Bond Class A	139,330	6,541
Wells Fargo VT Discovery	28,388	8,466
Westchester Merger Fund VL	109,344	8,107
	$97,206,091	$59,526,517

(4)  Financial Highlights

The following tabular presentation is a summary of units, unit values, contract owners' equity outstanding and contract expense rates, investment income ratios and total returns for each of the periods in the five-year period ended December 31, 2017 for each fund in the Account. Contract owner's equity presented may not agree to the contract owner's equity presented in the Statement of Changes in Contract Owners' Equity due to reserves for annuity contract in death or payout.

The total return is presented using the minimum and maximum expense ratio unit values and is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
AB Variable Products Series Fund, Inc.:
Dynamic Asset Allocation Portfolio
December 31, 2017	—	$10.80	$14.24	$—	8.00%	14.29%	—	0.00%	0.15%
December 31, 2016	—	12.46	12.46	—	3.40%	3.40%	—	—	—
December 31, 2015	—	12.05	12.05	—	-5.49%	-5.49%		—	—
Inception April 17, 2015	—	12.75	12.75	—
Global Thematic Growth Portfolio
December 31, 2017	—	11.68	16.20	—	16.80%	36.36%	1.18%	0.00%	0.15%
December 31, 2016	—	11.88	11.88	—	-0.92%	-0.92%	—	—	—
December 31, 2015	—	11.99	11.99	—	-4.69%	-4.69%		—	—
Inception April 17, 2015	—	12.58	12.58	—
Growth and Income Portfolio
December 31, 2017	9	11.46	23.67	222	14.60%	18.94%	1.44%	0.00%	0.15%
December 31, 2016	8	19.90	19.90	163	11.30%	11.30%	1.27%	—	—
December 31, 2015	—	17.88	17.88	—	0.11%	0.11%	0.00%	—	—
Inception April 17, 2015	—	17.86	17.86	—
International Growth Portfolio
December 31, 2017	—	11.00	11.48	—	14.80%	34.64%	2.50%	0.00%	0.15%
December 31, 2016	—	8.17	8.17	—	-7.05%	-7.05%	—	—	—
December 31, 2015	—	8.79	8.79	—	-8.44%	-8.44%		—	—
Inception April 17, 2015	—	9.60	9.60	—
International Value Portfolio
December 31, 2017	3	9.11	11.20	27	12.00%	25.14%	2.61%	0.00%	0.15%
December 31, 2016	2	7.28	7.28	16	-0.82%	-0.82%	2.77%	—	—
December 31, 2015	—	7.34	7.34	—	-6.50%	-6.50%		—	—
Inception April 17, 2015	—	7.85	7.85	—
Small Mid-Cap Value Portfolio
December 31, 2017	9	11.09	26.71	252	10.90%	12.84%	0.26%	0.00%	0.15%
December 31, 2016	4	23.67	23.67	99	24.78%	24.78%	0.39%	—	—
December 31, 2015	1	18.97	18.97	27	-8.09%	-8.09%	0.00%	—	—
Inception April 17, 2015	—	20.64	20.64	—
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio
December 31, 2017	3	9.37	10.19	26	1.90%	11.28%	0.00%	0.00%	0.15%
December 31, 2016	3	8.42	8.42	24	6.85%	6.85%	0.00%	—	—
December 31, 2015	1	7.88	7.88	6	-13.41%	-13.41%	0.00%	—	—
Inception April 17, 2015	—	9.10	9.10	—
The Alger Portfolios:
Capital Appreciation Portfolio
December 31, 2017	2	11.41	46.05	109	14.10%	31.08%	0.26%	0.00%	0.15%
December 31, 2016	1	35.13	35.13	47	0.49%	0.49%	0.24%	—	—
December 31, 2015	1	34.96	34.96	29	0.52%	0.52%	0.00%	—	—
Inception April 17, 2015	—	34.78	34.78	—
Large Cap Growth Portfolio
December 31, 2017	—	11.22	28.55	12	12.20%	28.49%	0.00%	0.00%	0.15%
December 31, 2016	—	22.22	22.22	10	-0.85%	-0.85%	0.00%	—	—
December 31, 2015	—	22.41	22.41	—	-4.35%	-4.35%	0.00%	—	—
Inception April 17, 2015	—	23.43	23.43	—
Mid Cap Growth Portfolio
December 31, 2017	—	11.53	26.22	—	15.30%	29.80%	0.00%	0.00%	0.15%
December 31, 2016	—	20.20	20.20	—	0.95%	0.95%	—	—	—
December 31, 2015	—	20.01	20.01	—	-8.17%	-8.17%		—	—
Inception April 17, 2015	—	21.79	21.79	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio
December 31, 2017	22	$9.82	$10.40	$233	-1.80%	-0.86%	1.93%	0.00%	0.15%
December 31, 2016	37	10.49	10.49	392	40.81%	40.81%	2.63%	—	—
December 31, 2015	17	7.45	7.45	127	-37.13%	-37.13%	2.16%	—	—
Inception April 17, 2015	—	11.85	11.85	—
ALPS/Red Rocks Listed Private Equity Portfolio
December 31, 2017	—	11.17	12.48	—	11.70%	24.92%	0.00%	0.00%	0.15%
December 31, 2016	—	9.99	9.99	—	8.00%	8.00%	0.00%	—	—
December 31, 2015	—	9.25	9.25	—	-7.04%	-7.04%		—	—
Inception May 1, 2015	—	9.95	9.95	—
ALPS Variable Investment Trust:
Morningstar ETF Asset Allocation Series:
Aggressive Growth Portfolio
December 31, 2017	—	11.14	16.81	—	11.40%	19.81%	—	0.00%	0.15%
December 31, 2016	—	14.03	14.03	—	11.17%	11.17%	—	—	—
December 31, 2015	—	12.62	12.62	—	-6.73%	-6.73%		—	—
Inception April 17, 2015	—	13.53	13.53	—
Balanced Portfolio
December 31, 2017	8	10.75	15.87	130	7.50%	13.28%	2.44%	0.00%	0.15%
December 31, 2016	4	14.01	14.01	52	8.52%	8.52%	3.01%	—	—
December 31, 2015	—	12.91	12.91	—	-5.28%	-5.28%		—	—
Inception April 17, 2015	—	13.63	13.63	—
Conservative Portfolio
December 31, 2017	—	10.32	13.50	—	3.20%	6.22%	—	0.00%	0.15%
December 31, 2016	—	12.71	12.71	—	4.61%	4.61%	—	—	—
December 31, 2015	—	12.15	12.15	—	-3.11%	-3.11%		—	—
Inception April 17, 2015	—	12.54	12.54	—
Growth Portfolio
December 31, 2017	2	10.98	16.58	35	9.80%	17.26%	1.38%	0.00%	0.15%
December 31, 2016	2	14.14	14.14	30	9.70%	9.70%	0.00%	—	—
December 31, 2015	—	12.89	12.89	—	-6.05%	-6.05%		—	—
Inception April 17, 2015	—	13.72	13.72	—
Income and Growth Portfolio
December 31, 2017	1	10.54	14.63	19	5.40%	9.92%	1.78%	0.00%	0.15%
December 31, 2016	1	13.31	13.31	18	6.39%	6.39%	2.23%	—	—
December 31, 2015	—	12.51	12.51	—	-4.21%	-4.21%		—	—
Inception April 17, 2015	—	13.06	13.06	—
American Century Variable Portfolios, Inc.:
Balanced Fund
December 31, 2017	14	10.81	22.70	311	8.10%	13.90%	1.73%	0.00%	0.15%
December 31, 2016	3	19.93	19.93	52	6.98%	6.98%	1.95%	—	—
December 31, 2015	—	18.63	18.63	—	-3.62%	-3.62%	0.00%	—	—
Inception April 17, 2015	—	19.33	19.33	—
Income & Growth Fund
December 31, 2017	4	11.28	25.94	99	12.80%	20.48%	2.56%	0.00%	0.15%
December 31, 2016	2	21.53	21.53	42	13.49%	13.49%	2.38%	—	—
December 31, 2015	1	18.97	18.97	28	-5.67%	-5.67%	1.84%	—	—
Inception April 17, 2015	—	20.11	20.11	—
Inflation Protection Fund
December 31, 2017	9	10.21	15.30	137	2.10%	3.66%	2.65%	0.00%	0.15%
December 31, 2016	8	14.76	14.76	122	4.38%	4.38%	0.96%	—	—
December 31, 2015	—	14.14	14.14	—	-5.04%	-5.04%		—	—
Inception April 17, 2015	—	14.89	14.89	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
American Century Variable Portfolios, Inc.: (continued)
International Fund
December 31, 2017	29	$11.64	$22.16	$636	16.40%	31.20%	0.00%	0.00%	0.15%
December 31, 2016	—	16.89	16.89	—	-5.48%	-5.48%	0.16%	—	—
December 31, 2015	—	17.87	17.87	—	-4.95%	-4.95%		—	—
Inception April 17, 2015	—	18.80	18.80	—
Large Company Value Fund
December 31, 2017	—	10.71	16.96	—	7.10%	11.07%	—	0.00%	0.15%
December 31, 2016	—	15.27	15.27	—	15.25%	15.25%	—	—	—
December 31, 2015	—	13.25	13.25	—	-5.15%	-5.15%		—	—
Inception April 17, 2015	—	13.97	13.97	—
Ultra Fund
December 31, 2017	—	11.65	27.09	7	16.50%	32.21%	0.00%	0.00%	0.15%
December 31, 2016	—	20.49	20.49	—	4.49%	4.49%	—	—	—
December 31, 2015	—	19.61	19.61	—	1.76%	1.76%		—	—
Inception April 17, 2015	—	19.27	19.27	—
Value Fund
December 31, 2017	1	10.74	26.25	24	7.40%	8.74%	1.97%	0.00%	0.15%
December 31, 2016	—	24.14	24.14	—	20.52%	20.52%	—	—	—
December 31, 2015	—	20.03	20.03	—	-4.71%	-4.71%		—	—
Inception April 17, 2015	—	21.02	21.02	—
American Funds Insurance Series:
Asset Allocation Fund
December 31, 2017	36	10.89	13.78	495	8.90%	15.90%	1.87%	0.00%	0.15%
December 31, 2016	11	11.89	11.89	127	9.18%	9.18%	1.90%	—	—
December 31, 2015	1	10.89	10.89	10	-1.00%	-1.00%	4.42%	—	—
Inception April 17, 2015	—	11.00	11.00	—
Blue Chip Income and Growth Fund
December 31, 2017	5	11.21	16.01	77	12.10%	16.69%	2.43%	0.00%	0.15%
December 31, 2016	3	13.72	13.72	36	18.48%	18.48%	12.86%	—	—
December 31, 2015	—	11.58	11.58	—	-4.69%	-4.69%		—	—
Inception April 17, 2015	—	12.15	12.15	—
Bond Fund
December 31, 2017	62	10.17	11.07	682	1.70%	3.26%	2.08%	0.00%	0.15%
December 31, 2016	54	10.72	10.72	574	2.78%	2.78%	2.02%	—	—
December 31, 2015	—	10.43	10.43	—	-2.07%	-2.07%		—	—
Inception April 17, 2015	—	10.65	10.65	—
Global Bond Fund
December 31, 2017	10	10.32	10.57	103	3.20%	6.66%	1.52%	0.00%	0.15%
December 31, 2016	—	9.91	9.91	—	2.38%	2.38%	0.00%	—	—
December 31, 2015	—	9.68	9.68	—	-4.35%	-4.35%		—	—
Inception April 17, 2015	—	10.12	10.12	—
Growth Fund
December 31, 2017	31	11.38	16.78	518	13.80%	27.99%	0.47%	0.00%	0.15%
December 31, 2016	8	13.11	13.11	101	9.25%	9.25%	0.49%	—	—
December 31, 2015	13	12.00	12.00	154	1.44%	1.44%	1.40%	—	—
Inception April 17, 2015	—	11.83	11.83	—
Growth-Income Fund
December 31, 2017	22	11.31	15.82	351	13.10%	22.07%	1.53%	0.00%	0.15%
December 31, 2016	15	12.96	12.96	199	11.24%	11.24%	1.26%	—	—
December 31, 2015	—	11.65	11.65	—	-2.10%	-2.10%		—	—
Inception April 17, 2015	—	11.90	11.90	—
High-Income Bond Fund
December 31, 2017	54	10.29	11.75	637	2.90%	6.62%	5.58%	0.00%	0.15%
December 31, 2016	84	11.02	11.02	931	17.36%	17.36%	4.40%	—	—
December 31, 2015	—	9.39	9.39	—	-10.14%	-10.14%		—	—
Inception April 17, 2015	—	10.45	10.45	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
American Funds Insurance Series: (continued)
International Fund
December 31, 2017	57	$11.59	$13.26	$762	15.90%	31.81%	1.66%	0.00%	0.15%
December 31, 2016	35	10.06	10.06	357	3.29%	3.29%	1.30%	—	—
December 31, 2015	19	9.74	9.74	184	-11.86%	-11.86%	2.38%	—	—
Inception April 17, 2015	—	11.05	11.05	—
Managed Risk Asset Allocation Fund
December 31, 2017	22	10.83	12.82	287	8.30%	14.77%	0.98%	0.00%	0.15%
December 31, 2016	9	11.17	11.17	98	7.30%	7.30%	1.32%	—	—
December 31, 2015	9	10.41	10.41	95	-2.53%	-2.53%	1.98%	—	—
Inception April 17, 2015	—	10.68	10.68	—
Managed Risk Blue Chip Income and Growth Fund
December 31, 2017	5	11.08	13.53	62	10.80%	15.05%	1.48%	0.00%	0.15%
December 31, 2016	2	11.76	11.76	25	13.40%	13.40%	4.93%	—	—
December 31, 2015	—	10.37	10.37	—	-6.91%	-6.91%		—	—
Inception April 17, 2015	—	11.14	11.14	—
Mortgage Fund
December 31, 2017	46	9.98	10.88	500	-0.20%	1.02%	1.13%	0.00%	0.15%
December 31, 2016	63	10.77	10.77	678	1.99%	1.99%	1.54%	—	—
December 31, 2015	37	10.56	10.56	392	-0.38%	-0.38%	5.28%	—	—
Inception April 17, 2015	—	10.60	10.60	—
New World Fund
December 31, 2017	39	11.40	12.90	504	14.00%	29.13%	1.33%	0.00%	0.15%
December 31, 2016	5	9.99	9.99	51	5.05%	5.05%	0.46%
December 31, 2015	—	9.51	9.51	—	-5.37%	-5.37%		—
Inception July 31, 2015	—	10.05	10.05	—
Amundi Pioneer Asset Management:
Bond Portfolio
December 31, 2017	13	10.22	16.89	224	2.20%	3.62%	2.60%	0.00%	0.15%
December 31, 2016	10	16.30	16.30	166	3.95%	3.95%	2.54%	—	—
December 31, 2015	2	15.68	15.68	27	-1.75%	-1.75%	1.67%	—	—
Inception April 17, 2015	—	15.96	15.96	—
Equity Income Portfolio
December 31, 2017	11	11.16	28.61	329	11.60%	15.18%	4.16%	0.00%	0.15%
December 31, 2016	—	24.84	24.84	11	19.54%	19.54%	2.59%	—	—
December 31, 2015	—	20.78	20.78	—	-0.62%	-0.62%	0.58%	—	—
Inception April 17, 2015	—	20.91	20.91	—
Fund Portfolio
December 31, 2017	—	11.33	25.94	—	13.30%	21.33%	—	0.00%	0.15%
December 31, 2016	—	21.38	21.38	—	9.64%	9.64%	—	—	—
December 31, 2015	—	19.50	19.50	—	-1.22%	-1.22%	—	—	—
Inception April 17, 2015	—	19.74	19.74	—
High Yield Portfolio
December 31, 2017	—	10.29	21.52	—	2.90%	7.01%	—	0.00%	0.15%
December 31, 2016	—	20.11	20.11	—	13.74%	13.74%	—	—	—
December 31, 2015	—	17.68	17.68	—	-8.35%	-8.35%	—	—	—
Inception April 17, 2015	—	19.29	19.29	—
Mid Cap Value Portfolio
December 31, 2017	—	10.96	24.82	6	9.60%	12.87%	0.75%	0.00%	0.15%
December 31, 2016	—	21.99	21.99	6	16.23%	16.23%	0.00%	—	—
December 31, 2015	—	18.92	18.92	—	-6.61%	-6.61%	0.00%	—	—
Inception April 17, 2015	—	20.26	20.26	—
Strategic Income Portfolio
December 31, 2017	6	10.25	17.87	99	2.50%	4.75%	3.32%	0.00%	0.15%
December 31, 2016	1	17.06	17.06	19	7.36%	7.36%	3.24%	—	—
December 31, 2015	—	15.89	15.89	—	-3.35%	-3.35%	0.00%	—	—
Inception April 17, 2015	—	16.44	16.44	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
BlackRock Variable Series Funds:
Advantage Large Cap Core Fund
December 31, 2017	1	$11.20	$23.38	$34	12.00%	21.96%	3.08%	0.00%	0.15%
December 31, 2016	—	19.17	19.17	—	10.24%	10.24%	—	—	—
December 31, 2015	—	17.39	17.39	—	-0.97%	-0.97%		—	—
Inception April 17, 2015	—	17.56	17.56	—
Advantage Large Cap Value Fund
December 31, 2017	—	11.08	22.81	—	10.80%	16.85%	—	0.00%	0.15%
December 31, 2016	—	19.52	19.52	—	13.16%	13.16%	—	—	—
December 31, 2015	—	17.25	17.25	—	-2.43%	-2.43%		—	—
Inception April 17, 2015	—	17.68	17.68	—
Equity Dividend Fund
December 31, 2017	—	11.21	21.24	—	12.10%	16.51%	—	0.00%	0.15%
December 31, 2016	—	18.23	18.23	—	16.04%	16.04%	—	—	—
December 31, 2015	—	15.71	15.71	—	-0.44%	-0.44%		—	—
Inception April 17, 2015	—	15.78	15.78	—
Global Allocation Fund
December 31, 2017	27	10.73	14.98	410	7.30%	13.74%	1.36%	0.00%	0.15%
December 31, 2016	27	13.17	13.17	358	3.78%	3.78%	1.31%	—	—
December 31, 2015	22	12.69	12.69	276	-5.16%	-5.16%	1.64%	—	—
Inception April 17, 2015	—	13.38	13.38	—
High Yield Fund
December 31, 2017	36	10.32	14.43	519	3.20%	7.05%	4.91%	0.00%	0.15%
December 31, 2016	19	13.48	13.48	251	12.80%	12.80%	5.23%	—	—
December 31, 2015	13	11.95	11.95	150	-6.79%	-6.79%	3.60%	—	—
Inception April 17, 2015	—	12.82	12.82	—
iShares® Alternative Strategies Fund
December 31, 2017	4	10.62	11.30	50	6.20%	12.44%	3.64%	0.00%	0.15%
December 31, 2016	—	10.05	10.05	—	6.24%	6.24%	0.00%	—	—
December 31, 2015	—	9.46	9.46	—	-5.59%	-5.59%	0.00%	—	—
Inception May 1, 2015	—	10.02	10.02	—
iShares® Dynamic Fixed Income Fund
December 31, 2017	—	10.20	10.24	—	2.00%	3.64%	—	0.00%	0.15%
December 31, 2016	—	9.88	9.88	—	3.24%	3.24%	—	—	—
December 31, 2015	—	9.57	9.57	—	-2.35%	-2.35%		—	—
Inception May 1, 2015	—	9.80	9.80	—
Large Cap Focus Growth Fund
December 31, 2017	—	11.47	25.62	—	14.70%	29.26%	—	0.00%	0.15%
December 31, 2016	—	19.82	19.82	—	7.54%	7.54%	—	—	—
December 31, 2015	—	18.43	18.43	—	0.71%	0.71%		—	—
Inception April 17, 2015	—	18.30	18.30	—
Total Return Fund
December 31, 2017	72	10.17	11.64	832	1.70%	3.19%	2.21%	0.00%	0.15%
December 31, 2016	70	11.28	11.28	794	2.45%	2.45%	1.77%	—	—
December 31, 2015	5	11.01	11.01	59	-2.39%	-2.39%	1.21%	—	—
Inception April 17, 2015	—	11.28	11.28	—
U.S. Government Bond Fund
December 31, 2017	32	10.03	10.57	340	0.30%	1.25%	1.78%	0.00%	0.15%
December 31, 2016	33	10.44	10.44	341	0.97%	0.97%	1.43%	—	—
December 31, 2015	14	10.34	10.34	144	-1.52%	-1.52%	1.38%	—	—
Inception April 17, 2015	—	10.50	10.50	—
Calvert Variable Products:
SRI Balanced Portfolio
December 31, 2017	5	10.73	12.50	61	7.30%	11.31%	2.02%	0.00%	0.15%
December 31, 2016	5	11.23	11.23	55	7.36%	7.36%	5.37%	—	—
December 31, 2015	—	10.46	10.46	—	-4.82%	-4.82%		—	—
Inception April 17, 2015		—	10.99	10.99	—				—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy Portfolio
December 31, 2017	28	$8.99	$10.19	$252	-0.99%	1.90%	0.28%	0.00%	0.15%
December 31, 2016	20	9.08	9.08	185	-9.11%	-9.11%	6.01%	—	—
December 31, 2015	—	9.99	9.99	—	-0.10%	-0.10%		—	—
Inception December 18, 2015	—	10.00	10.00	—
Select Large-Cap Value Portfolio
December 31, 2017	17	11.56	23.09	385	15.60%	20.95%	0.00%	0.00%	0.15%
December 31, 2016	—	19.09	19.09	—	19.99%	19.99%	—	—	—
December 31, 2015	—	15.91	15.91	—	-5.41%	-5.41%		—	—
Inception April 17, 2015	—	16.82	16.82	—
Select Smaller-Cap Value Portfolio
December 31, 2017	1	11.01	20.31	10	10.10%	12.27%	0.00%	0.00%	0.15%
December 31, 2016	—	18.09	18.09	—	13.99%	13.99%	—	—	—
December 31, 2015	—	15.87	15.87	—	-9.05%	-9.05%		—	—
Inception April 17, 2015						—	17.45	17.45	—
Seligman Global Technology Portfolio
December 31, 2017	4	11.31	50.59	220	13.10%	34.94%	0.00%	0.00%	0.15%
December 31, 2016	—	37.49	37.49	—	19.02%	19.02%	0.00%	—	—
December 31, 2015	—	31.50	31.50	—	3.96%	3.96%	0.00%	—	—
Inception April 17, 2015	—	30.30	30.30	—
Strategic Income Portfolio
December 31, 2017	7	10.30	11.02	78	3.00%	5.86%	3.15%	0.00%	0.15%
December 31, 2016	—	10.41	10.41	—	4.10%	4.10%	—	—	—
Inception May 2, 2016	—	10.00	10.00	—
Credit Suisse Trust:
Commodity Return Strategy Fund
December 31, 2017	1	5.71	10.45	8	1.42%	4.50%	9.11%	0.00%	0.15%
December 31, 2016	1	5.63	5.63	8	12.15%	12.15%	0.00%	—	—
December 31, 2015	—	5.02	5.02	—	-23.01%	-23.01%	0.00%	—	—
Inception April 17, 2015	—	6.52	6.52	—
Delaware VIP Trust:
Small Cap Value Series
December 31, 2017	19	10.77	13.74	257	7.70%	11.71%	0.41%	0.00%	0.15%
December 31, 2016	6	12.30	12.30	79	31.13%	31.13%	0.65%
December 31, 2015	—	9.38	9.38	—	-6.48%	-6.48%		—
Inception July 31, 2015	—	10.03	10.03	—
DFA Investment Dimensions Group, Inc.:
VA Equity Allocation
December 31, 2017	—	10.37	10.37	—	3.70%	3.70%	—	0.25%	0.40%
Inception November 3, 2017	—	10.00	10.00	—
VA Global Bond Portfolio
December 31, 2017	92	10.04	10.74	991	0.40%	1.90%	1.87%	0.25%	0.40%
December 31, 2016	73	10.54	10.54	766	1.44%	1.44%	4.59%	0.25%	0.25%
December 31, 2015	—	10.39	10.39	5	-0.48%	-0.48%	7.12%	0.25%	0.25%
Inception April 17, 2015	—	10.44	10.44	—
VA Global Moderate Allocation Portfolio
December 31, 2017	140	10.88	12.27	1,713	8.80%	14.25%	1.90%	0.25%	0.40%
December 31, 2016	111	10.74	10.74	1,192	8.81%	8.81%	1.80%	0.25%	0.25%
December 31, 2015	92	9.87	9.87	913	-5.10%	-5.10%	2.21%	0.25%	0.25%
Inception April 17, 2015	—	10.40	10.40	—
VA International Small Portfolio
December 31, 2017	65	11.60	13.73	887	16.00%	29.65%	3.81%	0.25%	0.40%
December 31, 2016	29	10.59	10.59	307	6.01%	6.01%	3.18%	0.25%	0.25%
December 31, 2015	14	9.99	9.99	137	-2.25%	-2.25%	4.97%	0.25%	0.25%
Inception April 17, 2015	—	10.22	10.22	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
DFA Investment Dimensions Group, Inc.: (continued)
VA International Value Portfolio
December 31, 2017	101	$11.66	$11.79	$1,188	16.60%	25.43%	3.05%	0.25%	0.40%
December 31, 2016	80	9.40	9.40	751	8.92%	8.92%	4.26%	0.25%	0.25%
December 31, 2015	45	8.63	8.63	388	-13.96%	-13.96%	6.56%	0.25%	0.25%
Inception April 17, 2015	—	10.03	10.03	—
VA Short-Term Fixed Portfolio
December 31, 2017	34	10.02	10.09	340	0.20%	0.60%	1.04%	0.25%	0.40%
December 31, 2016	13	10.03	10.03	126	0.50%	0.50%	1.50%	0.25%	0.25%
December 31, 2015	1	9.98	9.98	7	-0.20%	-0.20%	1.39%	0.25%	0.25%
Inception April 17, 2015	—	10.00	10.00	—
VA U.S. Large Value Portfolio
December 31, 2017	78	11.39	14.79	1,149	13.90%	18.80%	2.91%	0.25%	0.40%
December 31, 2016	43	12.45	12.45	536	18.57%	18.57%	2.60%	0.25%	0.25%
December 31, 2015	25	10.50	10.50	264	-5.41%	-5.41%	5.16%	0.25%	0.25%
Inception April 17, 2015	—	11.10	11.10	—
VA U.S. Targeted Value Portfolio
December 31, 2017	62	10.96	13.63	847	9.48%	9.60%	1.45%	0.25%	0.40%
December 31, 2016	35	12.45	12.45	438	27.17%	27.17%	1.63%	0.25%	0.25%
December 31, 2015	9	9.79	9.79	83	-8.76%	-8.76%	2.44%	0.25%	0.25%
Inception April 17, 2015	—	10.73	10.73	—
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio
December 31, 2017	8	10.98	33.70	259	9.80%	12.41%	0.44%	0.00%	0.15%
December 31, 2016	4	29.98	29.98	117	25.70%	25.70%	0.63%	—	—
December 31, 2015	2	23.85	23.85	45	-5.43%	-5.43%	0.00%	—	—
Inception April 17, 2015	—	25.22	25.22	—
Dreyfus Stock Index Fund:
December 31, 2017	93	11.30	15.45	1,439	13.00%	21.27%	1.76%	0.25%	0.40%
December 31, 2016	81	12.74	12.74	1,038	11.36%	11.36%	3.34%	0.25%	0.25%
December 31, 2015	—	11.44	11.44	—	-0.61%	-0.61%		0.25%	0.25%
Inception April 17, 2015	—	11.51	11.51	—
The Dreyfus Sustainable U.S. Equity Fund, Inc.:
December 31, 2017	2	10.74	27.51	50	7.40%	15.35%	0.93%	0.00%	0.15%
December 31, 2016	1	23.85	23.85	24	10.37%	10.37%	0.00%	—	—
December 31, 2015	—	21.61	21.61	—	-4.97%	-4.97%		—	—
Inception April 17, 2015	—	22.74	22.74	—
Dreyfus Variable Investment Fund:
International Value Portfolio
December 31, 2017	9	11.52	15.81	141	15.20%	28.54%	1.27%	0.00%	0.15%
December 31, 2016	7	12.30	12.30	90	-1.44%	-1.44%	0.00%	—	—
December 31, 2015	—	12.48	12.48	—	-11.17%	-11.17%		—	—
Inception April 17, 2015	—	14.05	14.05	—
Eaton Vance Variable Trust:
Floating-Rate Income Fund
December 31, 2017	97	10.19	13.34	1,294	1.90%	3.49%	3.28%	0.00%	0.15%
December 31, 2016	95	12.89	12.89	1,227	8.87%	8.87%	3.39%	—	—
December 31, 2015	—	11.84	11.84	3	-3.19%	-3.19%	2.43%	—	—
Inception April 17, 2015	—	12.23	12.23	—
Federated Insurance Series:
High Income Bond Fund II
December 31, 2017	3	10.29	24.93	77	2.90%	6.95%	3.40%	0.00%	0.15%
December 31, 2016	1	23.31	23.31	30	14.77%	14.77%	0.16%	—	—
December 31, 2015	—	20.31	20.31	—	-6.02%	-6.02%	0.00%	—	—
Inception April 17, 2015	—	21.61	21.61	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Federated Insurance Series: (continued)
Kaufmann Fund II
December 31, 2017	1	$11.48	$24.41	$19	14.80%	27.94%	0.00%	0.00%	0.15%
December 31, 2016	—	19.08	19.08	9	3.41%	3.41%	0.00%	—	—
December 31, 2015	—	18.45	18.45	—	-4.01%	-4.01%		—	—
Inception April 17, 2015	—	19.22	19.22	—
Managed Volatility Fund II
December 31, 2017	5	11.08	26.22	139	10.80%	18.11%	2.69%	0.00%	0.15%
December 31, 2016	3	22.20	22.20	58	7.71%	7.71%	2.51%	—	—
December 31, 2015	8	20.61	20.61	156	-9.49%	-9.49%	0.00%	—	—
Inception April 17, 2015	—	22.77	22.77	—
Fidelity Variable Insurance Products:
Balanced Portfolio
December 31, 2017	30	10.87	19.02	572	8.70%	16.12%	1.34%	0.00%	0.15%
December 31, 2016	1	16.38	16.38	18	6.99%	6.99%	2.55%	—	—
December 31, 2015	6	15.31	15.31	92	-2.55%	-2.55%	2.03%	—	—
Inception April 17, 2015	—	15.71	15.71	—
Contrafund Portfolio
December 31, 2017	9	11.11	23.11	196	11.10%	21.57%	1.15%	0.00%	0.15%
December 31, 2016	3	19.01	19.01	59	7.77%	7.77%	0.61%	—	—
December 31, 2015	4	17.64	17.64	77	-2.86%	-2.86%	0.92%	—	—
Inception April 17, 2015	—	18.16	18.16	—
Disciplined Small Cap Portfolio
December 31, 2017	5	10.46	23.44	124	4.60%	6.79%	0.67%	0.00%	0.15%
December 31, 2016	1	21.95	21.95	14	22.28%	22.28%	0.86%	—	—
December 31, 2015	—	17.95	17.95	—	-7.71%	-7.71%		—	—
Inception April 17, 2015	—	19.45	19.45	—
Equity-Income Portfolio
December 31, 2017	—	10.89	22.10	—	8.90%	12.64%	—	0.00%	0.15%
December 31, 2016	—	19.62	19.62	—	17.70%	17.70%	—	—	—
December 31, 2015	—	16.67	16.67	—	-5.87%	-5.87%		—	—
Inception April 17, 2015	—	17.71	17.71	—
Freedom Income Portfolio
December 31, 2017	4	10.44	11.04	49	4.40%	8.34%	5.90%	0.00%	0.15%
December 31, 2016	—	10.19	10.19	—	1.90%	1.90%	—	—	—
Inception May 2, 2016	—	10.00	10.00	—
Growth Portfolio
December 31, 2017	4	11.56	26.65	109	15.60%	34.80%	0.06%	0.00%	0.15%
December 31, 2016	2	19.77	19.77	40	0.56%	0.56%	0.00%	—	—
December 31, 2015	2	19.66	19.66	33	2.18%	2.18%	0.06%	—	—
Inception April 17, 2015	—	19.24	19.24	—
Growth & Income Portfolio
December 31, 2017	—	11.15	24.55	—	11.50%	16.63%	1.42%	0.00%	0.15%
December 31, 2016	—	21.05	21.05	—	15.79%	15.79%	—	—	—
December 31, 2015	—	18.18	18.18	—	-4.72%	-4.72%		—	—
Inception April 17, 2015	—	19.08	19.08	—
Growth Opportunities Portfolio
December 31, 2017	—	11.59	28.35	—	15.90%	34.17%	—	0.00%	0.15%
December 31, 2016	—	21.13	21.13	—	0.09%	0.09%	—	—	—
December 31, 2015	—	21.11	21.11	—	1.39%	1.39%		—	—
Inception April 17, 2015	—	20.82	20.82	—
High Income Portfolio
December 31, 2017	2	10.29	14.89	34	2.90%	6.89%	3.82%	0.00%	0.15%
December 31, 2016	—	13.93	13.93	—	14.18%	14.18%	—	—	—
December 31, 2015	—	12.20	12.20	—	-7.85%	-7.85%		—	—
Inception April 17, 2015	—	13.24	13.24	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Fidelity Variable Insurance Products: (continued)
International Capital Appreciation Portfolio
December 31, 2017	8	$11.76	$19.06	$153	17.60%	36.05%	1.04%	0.00%	0.15%
December 31, 2016	—	14.01	14.01	—	-3.18%	-3.18%	—	—	—
December 31, 2015	—	14.47	14.47	—	-2.69%	-2.69%		—	—
Inception April 17, 2015						—	14.87	14.87	—
Investment Grade Bond Portfolio
December 31, 2017	40	10.21	12.53	495	2.10%	3.98%	2.69%	0.00%	0.15%
December 31, 2016	26	12.05	12.05	310	4.51%	4.51%	3.24%	—	—
December 31, 2015	—	11.53	11.53	—	-3.03%	-3.03%		—	—
Inception April 17, 2015	—	11.89	11.89	—
Mid Cap Portfolio
December 31, 2017	3	11.29	20.18	57	12.90%	20.48%	0.52%	0.00%	0.15%
December 31, 2016	3	16.75	16.75	44	11.97%	11.97%	0.39%	—	—
December 31, 2015	2	14.96	14.96	27	-6.32%	-6.32%	0.29%	—	—
Inception April 17, 2015	—	15.97	15.97	—
Overseas Portfolio
December 31, 2017	13	11.37	15.43	193	13.70%	29.99%	1.78%	0.00%	0.15%
December 31, 2016	8	11.87	11.87	92	-5.27%	-5.27%	1.40%	—	—
December 31, 2015	6	12.53	12.53	79	-4.13%	-4.13%	4.83%	—	—
Inception April 17, 2015	—	13.07	13.07	—
Real Estate Portfolio
December 31, 2017	1	10.28	20.24	25	2.80%	3.79%	1.74%	0.00%	0.15%
December 31, 2016	—	19.50	19.50	9	5.46%	5.46%	0.38%	—	—
December 31, 2015	—	18.49	18.49	—	1.09%	1.09%		—	—
Inception April 17, 2015	—	18.29	18.29	—
Strategic Income Portfolio
December 31, 2017	18	10.38	13.54	244	3.80%	7.55%	4.90%	0.00%	0.15%
December 31, 2016	5	12.59	12.59	63	7.98%	7.98%	3.82%	—	—
December 31, 2015	4	11.66	11.66	44	-4.50%	-4.50%	9.73%	—	—
Inception April 17, 2015	—	12.21	12.21	—
Value Portfolio
December 31, 2017	—	11.02	23.42	—	10.20%	15.37%	—	0.00%	0.15%
December 31, 2016	—	20.30	20.30	—	11.72%	11.72%	—	—	—
December 31, 2015	—	18.17	18.17	—	-5.17%	-5.17%		—	—
Inception April 17, 2015	—	19.16	19.16	—
First Eagle Variable Funds:
Overseas Variable Fund
December 31, 2017	1	10.66	22.15	33	6.60%	14.59%	0.26%	0.00%	0.15%
December 31, 2016	—	19.33	19.33	—	5.17%	5.17%	0.00%	—	—
December 31, 2015	1	18.38	18.38	27	-5.55%	-5.55%	0.74%	—	—
Inception April 17, 2015	—	19.46	19.46	—
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund
December 31, 2017	—	10.66	22.70	9	6.60%	10.46%	3.96%	0.00%	0.15%
December 31, 2016	—	20.55	20.55	—	0.54%	0.54%	—	—	—
December 31, 2015	—	20.44	20.44	—	-3.13%	-3.13%		—	—
Inception April 17, 2015	—	21.10	21.10	—
Income II Fund
December 31, 2017	3	10.60	24.59	74	6.00%	9.68%	4.62%	0.00%	0.15%
December 31, 2016	1	22.42	22.42	27	14.04%	14.04%	5.44%	—	—
December 31, 2015	—	19.66	19.66	—	-8.81%	-8.81%		—	—
Inception April 17, 2015	—	21.56	21.56	—
Mutual Shares II Fund
December 31, 2017	1	10.33	25.72	38	3.30%	8.34%	1.18%	0.00%	0.15%
December 31, 2016	2	23.74	23.74	57	16.09%	16.09%	2.30%	—	—
December 31, 2015	1	20.45	20.45	28	-8.46%	-8.46%	0.00%	—	—
Inception April 17, 2015	—	22.34	22.34	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Franklin Templeton Variable Insurance Products Trust: (continued)
Rising Dividends II Fund
December 31, 2017	17	$11.27	$13.49	$224	12.70%	20.55%	1.69%	0.00%	0.15%
December 31, 2016	11	11.19	11.19	128	16.08%	16.08%	1.53%	—	—
December 31, 2015	—	9.64	9.64	—	-3.41%	-3.41%		—	—
Inception July 31, 2015	—	9.98	9.98	—
Strategic Income II Fund
December 31, 2017	9	10.19	18.96	162	1.90%	4.52%	2.81%	0.00%	0.15%
December 31, 2016	3	18.14	18.14	56	7.98%	7.98%	4.19%	—	—
December 31, 2015	5	16.80	16.80	91	-5.62%	-5.62%	5.92%	—	—
Inception April 17, 2015	—	17.80	17.80	—
Templeton Global Bond II Fund
December 31, 2017	29	9.79	17.29	500	-2.10%	1.89%	0.00%	0.00%	0.15%
December 31, 2016	19	16.97	16.97	321	2.97%	2.97%	0.00%	—	—
December 31, 2015	18	16.48	16.48	291	-5.40%	-5.40%	1.36%	—	—
Inception April 17, 2015	—	17.42	17.42	—
U.S. Government Securities II Fund
December 31, 2017	3	10.05	12.59	36	0.50%	1.29%	2.70%	0.00%	0.15%
December 31, 2016	5	12.43	12.43	57	0.73%	0.73%	2.70%	—	—
December 31, 2015	5	12.34	12.34	57	-0.40%	-0.40%	0.00%	—	—
Inception April 17, 2015	—	12.39	12.39	—
Goldman Sachs Variable Insurance Trust:
Multi-Strategy Alternatives Fund
December 31, 2017	4	9.89	10.21	42	2.10%	5.10%	4.64%	0.00%	0.15%
December 31, 2016	1	9.41	9.41	10	0.32%	0.32%	0.71%	—	—
December 31, 2015	—	9.38	9.38	—	-5.63%	-5.63%		—	—
Inception April 17, 2015	—	9.94	9.94	—
Strategic Income Fund
December 31, 2017	1	9.75	9.79	10	-2.30%	-2.10%	1.06%	0.00%	0.15%
December 31, 2016	—	9.98	9.98	—	0.71%	0.71%	—	—	—
December 31, 2015	—	9.91	9.91	—	-0.90%	-0.90%		—	—
Inception October 30, 2015	—	10.00	10.00	—
Guggenheim Variable Insurance Funds:
Global Managed Futures Strategy Fund
December 31, 2017	9	7.58	10.55	65	5.50%	8.75%	1.87%	0.00%	0.15%
December 31, 2016	1	6.97	6.97	8	-14.79%	-14.79%	3.85%	—	—
December 31, 2015	—	8.18	8.18	3	-9.11%	-9.11%	0.00%	—	—
Inception April 17, 2015	—	9.00	9.00	—
Long Short Equity Fund
December 31, 2017	—	11.37	18.87	—	13.70%	14.85%	0.00%	0.00%	0.15%
December 31, 2016	—	16.43	16.43	—	0.67%	0.67%	0.00%	—	—
December 31, 2015	—	16.32	16.32	—	-0.61%	-0.61%	0.00%	—	—
Inception April 17, 2015	—	16.42	16.42	—
Multi-Hedge Strategies Fund
December 31, 2017	14	10.28	10.68	146	2.80%	3.69%	0.00%	0.00%	0.15%
December 31, 2016	7	10.30	10.30	68	-0.48%	-0.48%	0.10%	—	—
December 31, 2015	6	10.35	10.35	64	-0.58%	-0.58%	0.00%	—	—
Inception April 17, 2015	—	10.41	10.41	—
Rydex Banking Fund
December 31, 2017	5	9.77	11.24	46	12.40%	12.56%	0.00%	0.00%	0.15%
December 31, 2016	—	8.68	8.68	—	27.27%	27.27%	—	—	—
December 31, 2015	—	6.82	6.82	—	-4.48%	-4.48%		—	—
Inception April 17, 2015	—	7.14	7.14	—
Rydex Basic Materials Fund
December 31, 2017	1	11.38	23.85	25	13.80%	21.44%	0.24%	0.00%	0.15%
December 31, 2016	6	19.64	19.64	121	30.85%	30.85%	0.00%	—	—
December 31, 2015	—	15.01	15.01	—	-19.30%	-19.30%		—	—
Inception April 17, 2015	—	18.60	18.60	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Guggenheim Variable Insurance Funds: (continued)
Rydex Biotechnology Fund
December 31, 2017	—	$11.16	$49.62	$16	11.60%	29.45%	0.00%	0.00%	0.15%
December 31, 2016	—	38.33	38.33	—	-19.66%	-19.66%	0.00%	—	—
December 31, 2015	—	47.71	47.71	3	-7.93%	-7.93%	0.00%	—	—
Inception April 17, 2015	—	51.82	51.82	—
Rydex Commodities Strategy Fund
December 31, 2017	—	2.87	11.27	—	4.74%	12.70%	—	0.00%	0.15%
December 31, 2016	—	2.74	2.74	—	10.04%	10.04%	—	—	—
December 31, 2015	—	2.49	2.49	—	-32.70%	-32.70%		—	—
Inception April 17, 2015	—	3.70	3.70	—
Rydex Consumer Products Fund
December 31, 2017	10	10.49	31.66	313	4.90%	11.52%	0.97%	0.00%	0.15%
December 31, 2016	10	28.39	28.39	274	5.42%	5.42%	0.79%	—	—
December 31, 2015	28	26.93	26.93	748	2.86%	2.86%	0.00%	—	—
Inception April 17, 2015	—	26.18	26.18	—
Rydex Dow 2X Strategy Fund
December 31, 2017	—	14.09	47.79	—	40.90%	58.51%	—	0.00%	0.15%
December 31, 2016	—	30.15	30.15	—	30.75%	30.75%	—	—	—
December 31, 2015	—	23.06	23.06	—	-4.32%	-4.32%		—	—
Inception April 17, 2015	—	24.10	24.10	—
Rydex Electronics Fund
December 31, 2017	1	11.82	26.83	35	18.20%	31.07%	0.00%	0.00%	0.15%
December 31, 2016	—	20.47	20.47	—	24.36%	24.36%	—	—	—
December 31, 2015	—	16.46	16.46	—	-4.36%	-4.36%		—	—
Inception April 17, 2015	—	17.21	17.21	—
Rydex Energy Fund
December 31, 2017	2	10.70	14.15	30	-6.29%	7.00%	0.58%	0.00%	0.15%
December 31, 2016	1	15.10	15.10	20	31.42%	31.42%	0.40%	—	—
December 31, 2015	—	11.49	11.49	3	-34.72%	-34.72%	0.00%	—	—
Inception April 17, 2015	—	17.60	17.60	—
Rydex Energy Services Fund
December 31, 2017	—	9.97	10.26	—	-18.64%	-0.30%	0.00%	0.00%	0.15%
December 31, 2016	—	12.61	12.61	—	23.14%	23.14%	0.00%	—	—
December 31, 2015	—	10.24	10.24	—	-33.81%	-33.81%		—	—
Inception April 17, 2015	—	15.47	15.47	—
Rydex Europe 1.25X Strategy Fund
December 31, 2017	—	11.07	11.27	—	12.70%	28.57%	4.18%	0.00%	0.15%
December 31, 2016	—	8.61	8.61	—	-5.59%	-5.59%	—	—	—
December 31, 2015	—	9.12	9.12	—	-13.64%	-13.64%		—	—
Inception April 17, 2015						—	10.56	10.56	—
Rydex Financial Services Fund
December 31, 2017	2	11.22	14.62	28	12.20%	15.57%	1.13%	0.00%	0.15%
December 31, 2016	1	12.65	12.65	17	15.84%	15.84%	0.00%	—	—
December 31, 2015	—	10.92	10.92	—	-3.62%	-3.62%		—	—
Inception April 17, 2015	—	11.33	11.33	—
Rydex Government Long Bond 1.2X Strategy Fund
December 31, 2017	—	10.75	19.43	—	7.50%	9.65%	1.43%	0.00%	0.15%
December 31, 2016	—	17.72	17.72	—	-0.34%	-0.34%	1.16%	—	—
December 31, 2015	—	17.78	17.78	—	-10.61%	-10.61%		—	—
Inception April 17, 2015	—	19.89	19.89	—
Rydex Health Care Fund
December 31, 2017	1	10.91	30.58	39	9.10%	22.86%	0.00%	0.00%	0.15%
December 31, 2016	1	24.89	24.89	15	-9.69%	-9.69%	0.00%	—	—
December 31, 2015	9	27.56	27.56	235	-6.61%	-6.61%	0.00%	—	—
Inception April 17, 2015	—	29.51	29.51	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Guggenheim Variable Insurance Funds: (continued)
Rydex High Yield Strategy Fund
December 31, 2017	—	$10.28	$11.89	$—	2.80%	6.83%	—	0.00%	0.15%
December 31, 2016	—	11.13	11.13	—	11.63%	11.63%	—	—	—
December 31, 2015	—	9.97	9.97	—	-3.30%	-3.30%		—	—
Inception April 17, 2015	—	10.31	10.31	—
Rydex Internet Fund
December 31, 2017	1	11.59	39.59	38	15.90%	33.98%	0.00%	0.00%	0.15%
December 31, 2016	—	29.55	29.55	—	4.42%	4.42%	0.00%	—	—
December 31, 2015	—	28.30	28.30	—	4.51%	4.51%		—	—
Inception April 17, 2015	—	27.08	27.08	—
Rydex Inverse Dow 2X Strategy Fund
December 31, 2017	—	0.40	6.94	—	-39.39%	-30.60%	—	0.00%	0.15%
December 31, 2016	—	0.66	0.66	—	-29.03%	-29.03%	—	—	—
December 31, 2015	—	0.93	0.93	—	-5.10%	-5.10%		—	—
Inception April 17, 2015	—	0.98	0.98	—
Rydex Inverse Government Long Bond Strategy Fund
December 31, 2017	6	3.71	9.30	22	-8.85%	-7.00%	0.00%	0.00%	0.15%
December 31, 2016	—	4.07	4.07	—	-2.86%	-2.86%	—	—	—
December 31, 2015	—	4.19	4.19	—	5.54%	5.54%		—	—
Inception April 17, 2015						—	3.97	3.97	—
Rydex Inverse Mid-Cap Strategy Fund
December 31, 2017	—	1.81	9.07	—	-13.40%	-9.30%	—	0.00%	0.15%
December 31, 2016	—	2.09	2.09	—	-18.99%	-18.99%	—	—	—
December 31, 2015	—	2.58	2.58	—	4.45%	4.45%		—	—
Inception April 17, 2015	—	2.47	2.47	—
Rydex Inverse NASDAQ-100® Strategy Fund
December 31, 2017	—	1.36	8.72	—	-24.86%	-12.80%	—	0.00%	0.15%
December 31, 2016	—	1.81	1.81	—	-9.50%	-9.50%	—	—	—
December 31, 2015	—	2.00	2.00	—	-9.91%	-9.91%		—	—
Inception April 17, 2015	—	2.22	2.22	—
Rydex Inverse Russell 2000® Strategy Fund
December 31, 2017	—	1.62	9.05	—	-13.37%	-9.50%	—	0.00%	0.15%
December 31, 2016	—	1.87	1.87	—	-20.09%	-20.09%	—	—	—
December 31, 2015	—	2.34	2.34	—	5.41%	5.41%		—	—
Inception April 17, 2015	—	2.22	2.22	—
Rydex Inverse S&P 500 Strategy Fund
December 31, 2017	—	2.44	8.86	—	-17.57%	-11.40%	—	0.00%	0.15%
December 31, 2016	—	2.96	2.96	—	-11.90%	-11.90%	—	—	—
December 31, 2015	—	3.36	3.36	—	-2.33%	-2.33%		—	—
Inception April 17, 2015	—	3.44	3.44	—
Rydex Japan 2X Strategy Fund
December 31, 2017	—	13.38	24.96	—	33.80%	50.27%	—	0.00%	0.15%
December 31, 2016	—	16.61	16.61	—	8.92%	8.92%	—	—	—
December 31, 2015	—	15.25	15.25	—	-12.31%	-12.31%		—	—
Inception April 17, 2015	—	17.39	17.39	—
Rydex Leisure Fund
December 31, 2017	—	10.68	27.89	—	6.80%	20.11%	0.73%	0.00%	0.15%
December 31, 2016	—	23.22	23.22	—	9.53%	9.53%	—	—	—
December 31, 2015	—	21.20	21.20	—	-2.93%	-2.93%		—	—
Inception April 17, 2015	—	21.84	21.84	—
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2017	—	11.43	38.51	—	14.30%	22.45%	0.00%	0.00%	0.15%
December 31, 2016	—	31.45	31.45	—	29.64%	29.64%	—	—	—
December 31, 2015	—	24.26	24.26	—	-11.40%	-11.40%		—	—
Inception April 17, 2015	—	27.38	27.38	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Guggenheim Variable Insurance Funds: (continued)
Rydex NASDAQ-100® Fund
December 31, 2017	1	$11.34	$42.51	$60	13.40%	31.12%	0.00%	0.00%	0.15%
December 31, 2016	1	32.42	32.42	17	5.98%	5.98%	0.00%	—	—
December 31, 2015	2	30.59	30.59	60	5.48%	5.48%	0.00%	—	—
Inception April 17, 2015	—	29.00	29.00	—
Rydex NASDAQ-100® 2X Strategy Fund
December 31, 2017	4	12.70	97.89	385	27.00%	69.48%	0.00%	0.00%	0.15%
December 31, 2016	3	57.76	57.76	196	9.60%	9.60%	0.00%	—	—
December 31, 2015	3	52.70	52.70	182	9.25%	9.25%	0.00%	—	—
Inception April 17, 2015	—	48.24	48.24	—
Rydex Nova Fund
December 31, 2017	9	11.91	32.09	282	19.10%	31.79%	0.05%	0.00%	0.15%
December 31, 2016	9	24.35	24.35	214	15.73%	15.73%	0.00%	—	—
December 31, 2015	—	21.04	21.04	—	-2.50%	-2.50%		—	—
Inception April 17, 2015	—	21.58	21.58	—
Rydex Precious Metals Fund
December 31, 2017	—	10.50	10.69	—	5.00%	7.01%	0.00%	0.00%	0.15%
December 31, 2016	8	9.99	9.99	78	65.67%	65.67%	0.00%	—	—
December 31, 2015	—	6.03	6.03	—	-32.55%	-32.55%		—	—
Inception April 17, 2015	—	8.94	8.94	—
Rydex Real Estate Fund
December 31, 2017	3	10.27	18.81	63	2.70%	6.63%	3.42%	0.00%	0.15%
December 31, 2016	1	17.64	17.64	16	10.18%	10.18%	0.00%	—	—
December 31, 2015	—	16.01	16.01	—	-3.38%	-3.38%		—	—
Inception April 17, 2015	—	16.57	16.57	—
Rydex Retailing Fund
December 31, 2017	1	10.79	26.02	25	7.90%	12.84%	0.00%	0.00%	0.15%
December 31, 2016	1	23.06	23.06	16	0.30%	0.30%	0.00%	—	—
December 31, 2015	—	22.99	22.99	—	-5.97%	-5.97%		—	—
Inception April 17, 2015	—	24.45	24.45	—
Rydex Russell 2000® 1.5X Strategy Fund
December 31, 2017	—	11.36	30.97	—	13.60%	20.04%	0.00%	0.00%	0.15%
December 31, 2016	—	25.80	25.80	—	30.37%	30.37%	0.00%	—	—
December 31, 2015	—	19.79	19.79	—	-13.99%	-13.99%		—	—
Inception April 17, 2015	—	23.01	23.01	—
Rydex Russell 2000® 2X Strategy Fund
December 31, 2017	—	11.82	19.07	—	18.20%	26.29%	—	0.00%	0.15%
December 31, 2016	—	15.10	15.10	—	38.03%	38.03%	—	—	—
December 31, 2015	—	10.94	10.94	—	-18.90%	-18.90%		—	—
Inception April 17, 2015	—	13.49	13.49	—
Rydex S&P 500 2X Strategy Fund
December 31, 2017	6	12.57	36.87	223	25.70%	43.52%	0.00%	0.00%	0.15%
December 31, 2016	—	25.69	25.69	—	20.38%	20.38%	—	—	—
December 31, 2015	—	21.34	21.34	—	-3.79%	-3.79%		—	—
Inception April 17, 2015	—	22.18	22.18	—
Rydex S&P 500 Pure Growth Fund
December 31, 2017	—	11.35	29.79	—	13.50%	24.38%	0.00%	0.00%	0.15%
December 31, 2016	—	23.95	23.95	—	2.57%	2.57%	0.00%	—	—
December 31, 2015	1	23.35	23.35	30	-3.27%	-3.27%	0.00%	—	—
Inception April 17, 2015	—	24.14	24.14	—
Rydex S&P 500 Pure Value Fund
December 31, 2017	2	11.31	26.76	51	13.10%	15.84%	0.47%	0.00%	0.15%
December 31, 2016	1	23.10	23.10	18	17.38%	17.38%	1.41%	—	—
December 31, 2015	—	19.68	19.68	—	-9.60%	-9.60%		—	—
Inception April 17, 2015	—	21.77	21.77	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Guggenheim Variable Insurance Funds: (continued)
Rydex S&P MidCap 400 Pure Growth Fund
December 31, 2017	—	$11.03	$32.56	$—	10.30%	18.79%	0.00%	0.00%	0.15%
December 31, 2016	—	27.41	27.41	—	2.70%	2.70%	0.00%	—	—
December 31, 2015	—	26.69	26.69	—	-6.15%	-6.15%	0.00%	—	—
Inception April 17, 2015	—	28.44	28.44	—
Rydex S&P MidCap 400 Pure Value Fund
December 31, 2017	—	11.24	26.98	—	12.40%	13.17%	0.00%	0.00%	0.15%
December 31, 2016	—	23.84	23.84	—	28.86%	28.86%	—	—	—
December 31, 2015	—	18.50	18.50	—	-13.43%	-13.43%		—	—
Inception April 17, 2015	—	21.37	21.37	—
Rydex S&P SmallCap 600 Pure Growth Fund
December 31, 2017	—	10.91	30.02	—	9.10%	16.04%	0.00%	0.00%	0.15%
December 31, 2016	—	25.87	25.87	3	18.72%	18.72%	0.00%	—	—
December 31, 2015	—	21.79	21.79	—	-8.71%	-8.71%	0.00%	—	—
Inception April 17, 2015	—	23.87	23.87	—
Rydex S&P SmallCap 600 Pure Value Fund
December 31, 2017	—	10.69	21.94	—	-0.27%	6.90%	0.00%	0.00%	0.15%
December 31, 2016	1	22.00	22.00	30	31.74%	31.74%	0.00%	—	—
December 31, 2015	1	16.70	16.70	18	-15.44%	-15.44%	0.00%	—	—
Inception April 17, 2015	—	19.75	19.75	—
Rydex Strengthening Dollar 2X Strategy Fund
December 31, 2017	—	7.50	8.78	—	-17.58%	-12.20%	—	0.00%	0.15%
December 31, 2016	—	9.10	9.10	—	6.93%	6.93%	—	—	—
December 31, 2015	—	8.51	8.51	—	-0.70%	-0.70%		—	—
Inception April 17, 2015	—	8.57	8.57	—
Rydex Technology Fund
December 31, 2017	1	11.67	29.22	40	16.70%	32.64%	0.00%	0.00%	0.15%
December 31, 2016	1	22.03	22.03	16	11.04%	11.04%	0.00%	—	—
December 31, 2015	—	19.84	19.84	—	-1.20%	-1.20%		—	—
Inception April 17, 2015	—	20.08	20.08	—
Rydex Telecommunications Fund
December 31, 2017	2	10.42	15.02	24	4.20%	5.85%	1.26%	0.00%	0.15%
December 31, 2016	1	14.19	14.19	19	17.37%	17.37%	0.00%	—	—
December 31, 2015	—	12.09	12.09	—	-8.34%	-8.34%		—	—
Inception April 17, 2015	—	13.19	13.19	—
Rydex Transportation Fund
December 31, 2017	1	11.66	31.12	43	16.60%	22.04%	0.00%	0.00%	0.15%
December 31, 2016	—	25.50	25.50	—	15.44%	15.44%	0.00%	—	—
December 31, 2015	—	22.09	22.09	—	-12.10%	-12.10%		—	—
Inception April 17, 2015	—	25.13	25.13	—
Rydex Utilities Fund
December 31, 2017	1	10.49	24.37	23	4.90%	10.97%	1.39%	0.00%	0.15%
December 31, 2016	1	21.96	21.96	16	16.38%	16.38%	0.00%	—	—
December 31, 2015	—	18.87	18.87	—	-3.18%	-3.18%	0.00%	—	—
Inception April 17, 2015	—	19.49	19.49	—
Rydex Weakening Dollar 2X Strategy Fund
December 31, 2017	—	7.87	11.26	—	12.60%	19.24%	—	0.00%	0.15%
December 31, 2016	—	6.60	6.60	—	-8.59%	-8.59%	—	—	—
December 31, 2015	—	7.22	7.22	—	-3.35%	-3.35%		—	—
Inception April 17, 2015	—	7.47	7.47	—
Variable Series Floating Rate Strategies Fund
December 31, 2017	38	10.22	11.87	451	2.20%	3.49%	2.03%	0.00%	0.15%
December 31, 2016	88	11.47	11.47	1,015	8.51%	8.51%	3.83%	—	—
December 31, 2015	22	10.57	10.57	233	-1.49%	-1.49%	0.00%	—	—
Inception April 17, 2015	—	10.73	10.73	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Guggenheim Variable Insurance Funds: (continued)
Variable Series High Yield Fund
December 31, 2017	10	$10.29	$15.37	$160	2.90%	6.22%	7.93%	0.00%	0.15%
December 31, 2016	—	14.47	14.47	—	17.45%	17.45%	—	—	—
December 31, 2015	—	12.32	12.32	—	-7.16%	-7.16%		—	—
Inception April 17, 2015	—	13.27	13.27	—
Variable Series Small Cap Value Fund
December 31, 2017	1	10.32	20.59	19	3.20%	3.73%	0.00%	0.00%	0.15%
December 31, 2016	—	19.85	19.85	—	26.59%	26.59%	—	—	—
December 31, 2015	—	15.68	15.68	—	-8.41%	-8.41%		—	—
Inception April 17, 2015	—	17.12	17.12	—
Variable Series StylePlus Large Growth Fund
December 31, 2017	1	11.64	24.58	35	16.40%	30.12%	1.57%	0.00%	0.15%
December 31, 2016	—	18.89	18.89	—	8.75%	8.75%	—	—	—
December 31, 2015	—	17.37	17.37	—	1.05%	1.05%		—	—
Inception April 17, 2015	—	17.19	17.19	—
Variable Series StylePlus Mid Growth Fund
December 31, 2017	1	11.44	23.51	15	14.40%	24.66%	1.02%	0.00%	0.15%
December 31, 2016	—	18.86	18.86	—	8.64%	8.64%	—	—	—
December 31, 2015	—	17.36	17.36	—	-5.75%	-5.75%		—	—
Inception April 17, 2015	—	18.42	18.42	—
Variable Series U.S. Total Return Bond Fund
December 31, 2017	69	10.39	13.99	959	3.90%	6.71%	3.08%	0.00%	0.15%
December 31, 2016	3	13.11	13.11	35	6.85%	6.85%	0.00%	—	—
December 31, 2015	—	12.27	12.27	—	-1.05%	-1.05%		—	—
Inception April 17, 2015	—	12.40	12.40	—
Invesco Variable Insurance Funds:
Balanced Risk Allocation Fund
December 31, 2017	6	10.69	13.04	72	6.90%	9.86%	6.40%	0.00%	0.15%
December 31, 2016	—	11.87	11.87	—	11.56%	11.56%	1.53%	—	—
December 31, 2015	—	10.64	10.64	—	-8.90%	-8.90%		—	—
Inception April 17, 2015	—	11.68	11.68	—
Comstock Fund
December 31, 2017	—	11.53	23.78	—	15.30%	17.84%	7.43%	0.00%	0.15%
December 31, 2016	—	20.18	20.18	—	17.33%	17.33%	0.00%	—	—
December 31, 2015	1	17.20	17.20	26	-7.92%	-7.92%	0.00%	—	—
Inception April 17, 2015	—	18.68	18.68	—
Core Equity Fund
December 31, 2017	—	10.75	21.77	—	7.50%	13.15%	0.00%	0.00%	0.15%
December 31, 2016	—	19.24	19.24	—	10.26%	10.26%	—	—	—
December 31, 2015	—	17.45	17.45	—	-6.78%	-6.78%		—	—
Inception April 17, 2015	—	18.72	18.72	—
Core Plus Bond Fund
December 31, 2017	17	10.31	10.89	184	3.10%	6.35%	0.00%	0.00%	0.15%
December 31, 2016	—	10.24	10.24	—	2.40%	2.40%	—	—	—
Inception May 2, 2016	—	10.00	10.00	—
Diversified Dividend Fund
December 31, 2017	14	10.59	20.60	290	5.90%	8.59%	1.72%	0.00%	0.15%
December 31, 2016	10	18.97	18.97	193	14.76%	14.76%	1.29%	—	—
December 31, 2015	1	16.53	16.53	21	0.06%	0.06%	0.00%	—	—
Inception April 17, 2015	—	16.52	16.52	—
Equity and Income Fund
December 31, 2017	23	10.78	19.75	458	7.80%	11.02%	2.37%	0.00%	0.15%
December 31, 2016	5	17.79	17.79	94	15.15%	15.15%	3.28%	—	—
December 31, 2015	—	15.45	15.45	—	-3.68%	-3.68%		—	—
Inception April 17, 2015	—	16.04	16.04	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Invesco Variable Insurance Funds: (continued)
Global Health Care Fund
December 31, 2017	—	$10.34	$28.48	$13	3.40%	15.87%	0.85%	0.00%	0.15%
December 31, 2016	—	24.58	24.58	—	-11.49%	-11.49%	0.00%	—	—
December 31, 2015	—	27.77	27.77	—	-6.78%	-6.78%		—	—
Inception April 17, 2015	—	29.79	29.79	—
Global Real Estate Fund
December 31, 2017	3	10.78	21.64	71	7.80%	13.06%	3.61%	0.00%	0.15%
December 31, 2016	1	19.14	19.14	24	2.03%	2.03%	1.60%	—	—
December 31, 2015	1	18.76	18.76	24	-5.92%	-5.92%	0.00%	—	—
Inception April 17, 2015	—	19.94	19.94	—
Government Money Market Fund
December 31, 2017	798	10.03	10.07	8,035	0.30%	0.50%	0.61%	0.00%	0.15%
December 31, 2016	328	10.02	10.02	3,286	0.10%	0.10%	0.10%	—	—
December 31, 2015	237	10.01	10.01	2,374	0.00%	0.00%	0.01%	—	—
Inception April 17, 2015	—	10.01	10.01	—
Government Securities Fund
December 31, 2017	—	10.10	13.92	4	1.00%	1.98%	2.34%	0.00%	0.15%
December 31, 2016	1	13.65	13.65	8	1.19%	1.19%	2.12%	—	—
December 31, 2015	—	13.49	13.49	—	-1.39%	-1.39%		—	—
Inception April 17, 2015	—	13.68	13.68	—
Growth and Income Fund
December 31, 2017	—	11.07	23.30	—	10.70%	14.33%	—	0.00%	0.15%
December 31, 2016	—	20.38	20.38	—	19.67%	19.67%	—	—	—
December 31, 2015	—	17.03	17.03	—	-4.22%	-4.22%		—	—
Inception April 17, 2015	—	17.78	17.78	—
High Yield Fund
December 31, 2017	—	10.28	22.27	—	2.80%	6.30%	—	0.00%	0.15%
December 31, 2016	—	20.95	20.95	—	11.20%	11.20%	—	—	—
December 31, 2015	—	18.84	18.84	—	-6.55%	-6.55%		—	—
Inception April 17, 2015	—	20.16	20.16	—
International Growth Fund
December 31, 2017	2	11.12	13.54	22	11.20%	23.09%	1.43%	0.00%	0.15%
December 31, 2016	1	11.00	11.00	13	-0.45%	-0.45%	0.00%	—	—
December 31, 2015	—	11.05	11.05	—	-8.60%	-8.60%		—	—
Inception April 17, 2015	—	12.09	12.09	—
Mid Cap Core Equity Fund
December 31, 2017	—	10.79	24.12	7	7.90%	14.64%	0.17%	0.00%	0.15%
December 31, 2016	—	21.04	21.04	6	13.18%	13.18%	0.00%	—	—
December 31, 2015	2	18.59	18.59	32	-6.82%	-6.82%	0.13%	—	—
Inception April 17, 2015	—	19.95	19.95	—
Technology Fund
December 31, 2017	3	11.47	30.76	101	14.70%	35.15%	0.00%	0.00%	0.15%
December 31, 2016	—	22.76	22.76	5	-0.78%	-0.78%	0.00%	—	—
December 31, 2015	—	22.94	22.94	—	3.43%	3.43%		—	—
Inception April 17, 2015	—	22.18	22.18	—
Ivy Funds Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio
December 31, 2017	—	11.08	14.98	—	10.80%	18.23%	0.98%	0.00%	0.15%
December 31, 2016	4	12.67	12.67	50	-2.54%	-2.54%	0.00%	—	—
December 31, 2015	—	13.00	13.00	—	-10.78%	-10.78%		—	—
Inception April 17, 2015	—	14.57	14.57	—
Balanced Portfolio
December 31, 2017	—	10.58	20.45	—	5.80%	11.38%	—	0.00%	0.15%
December 31, 2016	—	18.36	18.36	—	2.00%	2.00%	—	—	—
December 31, 2015	—	18.00	18.00	—	-3.23%	-3.23%		—	—
Inception April 17, 2015	—	18.60	18.60	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Ivy Funds Variable Insurance Portfolios, Inc.: (continued)
Bond Portfolio
December 31, 2017	—	$10.21	$13.21	$—	2.10%	4.02%	—	0.00%	0.15%
December 31, 2016	—	12.70	12.70	—	4.01%	4.01%	—	—	—
December 31, 2015	—	12.21	12.21	—	-2.01%	-2.01%		—	—
Inception April 17, 2015	—	12.46	12.46	—
Energy Portfolio
December 31, 2017	—	10.19	12.22	—	-12.65%	1.90%	0.00%	0.00%	0.15%
December 31, 2016	—	13.99	13.99	—	34.52%	34.52%	0.00%	—	—
December 31, 2015	—	10.40	10.40	—	-27.78%	-27.78%	0.00%	—	—
Inception April 17, 2015	—	14.40	14.40	—
Global Bond Portfolio
December 31, 2017	3	10.21	11.79	38	2.10%	4.24%	1.63%	0.00%	0.15%
December 31, 2016	1	11.31	11.31	15	7.10%	7.10%	0.00%	—	—
December 31, 2015	—	10.56	10.56	—	-4.52%	-4.52%		—	—
Inception April 17, 2015	—	11.06	11.06	—
High Income Portfolio
December 31, 2017	1	10.30	19.22	15	3.00%	6.72%	3.03%	0.00%	0.15%
December 31, 2016	—	18.01	18.01	1	16.19%	16.19%	7.26%	—	—
December 31, 2015	—	15.50	15.50	1	-8.98%	-8.98%	0.00%	—	—
Inception April 17, 2015	—	17.03	17.03	—
Limited-Term Bond Portfolio
December 31, 2017	3	10.04	10.47	27	0.40%	1.45%	0.77%	0.00%	0.15%
December 31, 2016	—	10.32	10.32	5	1.88%	1.88%	0.00%	—	—
December 31, 2015	—	10.13	10.13	—	-0.69%	-0.69%		—	—
Inception April 17, 2015	—	10.20	10.20	—
Mid Cap Growth Portfolio
December 31, 2017	—	11.60	27.69	—	16.00%	26.90%	0.00%	0.00%	0.15%
December 31, 2016	—	21.82	21.82	—	6.08%	6.08%	0.00%	—	—
December 31, 2015	—	20.57	20.57	—	-9.90%	-9.90%		—	—
Inception April 17, 2015	—	22.83	22.83	—
Natural Resources Portfolio
December 31, 2017	—	8.22	10.95	—	3.01%	9.50%	—	0.00%	0.15%
December 31, 2016	—	7.98	7.98	—	23.72%	23.72%	—	—	—
December 31, 2015	—	6.45	6.45	—	-27.20%	-27.20%		—	—
Inception April 17, 2015	—	8.86	8.86	—
Science and Technology Portfolio
December 31, 2017	1	11.58	30.45	45	15.80%	32.10%	0.00%	0.00%	0.15%
December 31, 2016	—	23.05	23.05	—	1.54%	1.54%	—	—	—
December 31, 2015	—	22.70	22.70	—	-8.62%	-8.62%		—	—
Inception April 17, 2015	—	24.84	24.84	—
Value Portfolio
December 31, 2017	—	10.85	23.85	—	8.50%	12.50%	—	0.00%	0.15%
December 31, 2016	—	21.20	21.20	—	11.17%	11.17%	—	—	—
December 31, 2015	—	19.07	19.07	—	-3.93%	-3.93%		—	—
Inception April 17, 2015	—	19.85	19.85	—
Janus Henderson VIT Funds – Institutional:
Balanced Portfolio
December 31, 2017	51	11.13	22.61	1,157	11.30%	18.44%	1.79%	0.00%	0.15%
December 31, 2016	30	19.09	19.09	576	4.60%	4.60%	2.37%	—	—
December 31, 2015	22	18.25	18.25	398	-1.56%	-1.56%	1.89%	—	—
Inception April 17, 2015	—	18.54	18.54	—
Enterprise Portfolio
December 31, 2017	17	11.61	33.86	572	16.10%	27.44%	0.60%	0.00%	0.15%
December 31, 2016	9	26.57	26.57	245	12.35%	12.35%	0.91%	—	—
December 31, 2015	5	23.65	23.65	109	-2.71%	-2.71%	0.86%	—	—
Inception April 17, 2015	—	24.31	24.31	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Janus Henderson VIT Funds – Institutional: (continued)
Forty Portfolio
December 31, 2017	20	$11.26	$27.58	$545	12.60%	30.34%	0.00%	0.00%	0.15%
December 31, 2016	2	21.16	21.16	39	2.17%	2.17%	1.01%	—	—
December 31, 2015	—	20.71	20.71	—	4.02%	4.02%		—	—
Inception April 17, 2015	—	19.91	19.91	—
Global Research Portfolio
December 31, 2017	—	11.39	19.60	5	13.90%	27.03%	0.00%	0.00%	0.15%
December 31, 2016	—	15.43	15.43	—	2.12%	2.12%	—	—	—
December 31, 2015	—	15.11	15.11	—	-8.48%	-8.48%		—	—
Inception April 17, 2015	—	16.51	16.51	—
Overseas Portfolio
December 31, 2017	1	11.44	14.08	20	14.40%	31.10%	1.70%	0.00%	0.15%
December 31, 2016	—	10.74	10.74	—	-6.45%	-6.45%	0.00%	—	—
December 31, 2015	—	11.48	11.48	—	-15.77%	-15.77%	1.67%	—	—
Inception April 17, 2015	—	13.63	13.63	—
Perkins Mid Cap Value Portfolio
December 31, 2017	4	11.01	21.70	85	10.10%	13.97%	0.83%	0.00%	0.15%
December 31, 2016	2	19.04	19.04	46	19.00%	19.00%	1.03%	—	—
December 31, 2015	—	16.00	16.00	—	-4.08%	-4.08%		—	—
Inception April 17, 2015	—	16.68	16.68	—
Research Portfolio
December 31, 2017	6	11.28	25.44	146	12.80%	27.84%	0.43%	0.00%	0.15%
December 31, 2016	5	19.90	19.90	93	0.51%	0.51%	0.57%	—	—
December 31, 2015	3	19.80	19.80	63	-1.10%	-1.10%	0.00%	—	—
Inception April 17, 2015	—	20.02	20.02	—
Janus Henderson VIT Funds – Service:
Flexible Bond Portfolio
December 31, 2017	30	10.16	11.52	341	1.60%	3.41%	2.54%	0.00%	0.15%
December 31, 2016	26	11.14	11.14	290	2.20%	2.20%	2.97%	—	—
December 31, 2015	13	10.90	10.90	146	-2.24%	-2.24%	2.91%	—	—
Inception April 17, 2015	—	11.15	11.15	—
Global Unconstrained Bond Portfolio
December 31, 2017	10	10.05	10.38	104	0.50%	1.67%	6.59%	0.00%	0.15%
December 31, 2016	—	10.21	10.21	—	2.10%	2.10%	—	—	—
Inception May 2, 2016	—	10.00	10.00	—
US Low Volatility
December 31, 2017	1	10.98	11.98	17	9.80%	15.41%	2.14%	0.00%	0.15%
December 31, 2016	—	10.38	10.38	—	3.80%	3.80%	—	—	—
Inception November 11, 2016	—	10.00	10.00	—
John Hancock Variable Insurance Trust:
Emerging Markets Value Trust Fund:
December 31, 2017	3	11.57	14.57	42	15.70%	32.58%	1.54%	0.10%	0.25%
December 31, 2016	3	10.99	10.99	30	17.92%	17.92%	4.11%	0.10%	0.10%
December 31, 2015	—	9.32	9.32	—	-6.80%	-6.80%		0.10%	0.10%
Inception October 30, 2015	—	10.00	10.00	—
JPMorgan Insurance Trust:
Global Allocation Portfolio
December 31, 2017	42	10.94	12.07	510	9.40%	16.84%	1.52%	0.00%	0.15%
December 31, 2016	8	10.33	10.33	81	5.84%	5.84%	4.05%	—	—
December 31, 2015	—	9.76	9.76	—	-2.40%	-2.40%		—	—
Inception October 30, 2015	—	10.00	10.00	—
Income Builder Portfolio
December 31, 2017	18	10.71	11.63	206	7.10%	11.72%	3.54%	0.00%	0.15%
December 31, 2016	18	10.41	10.41	185	6.22%	6.22%	8.97%	—	—
December 31, 2015	—	9.80	9.80	—	-2.00%	-2.00%		—	—
Inception October 30, 2015	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2017	7	$11.32	$29.97	$221	13.20%	27.80%	2.43%	0.00%	0.15%
December 31, 2016	3	23.45	23.45	78	20.81%	20.81%	1.21%	—	—
December 31, 2015	2	19.41	19.41	40	-22.48%	-22.48%	1.46%	—	—
Inception April 17, 2015	—	25.04	25.04	—
Global Dynamic Multi-Asset Portfolio
December 31, 2017	—	11.20	15.83	—	12.00%	20.56%	—	0.00%	0.15%
December 31, 2016	—	13.13	13.13	—	3.22%	3.22%	—	—	—
December 31, 2015	—	12.72	12.72	—	-2.97%	-2.97%		—	—
Inception April 17, 2015	—	13.11	13.11	—
International Equity Portfolio
December 31, 2017	55	11.25	19.64	1,088	12.50%	22.37%	2.99%	0.00%	0.15%
December 31, 2016	35	16.05	16.05	565	-4.29%	-4.29%	1.55%	—	—
December 31, 2015	22	16.77	16.77	361	-6.52%	-6.52%	3.22%	—	—
Inception April 17, 2015	—	17.94	17.94	—
US Small-Mid Cap Equity Portfolio
December 31, 2017	7	11.22	28.10	208	12.20%	13.95%	0.31%	0.00%	0.15%
December 31, 2016	7	24.66	24.66	170	15.77%	15.77%	0.00%	—	—
December 31, 2015	4	21.30	21.30	76	-8.03%	-8.03%	0.00%	—	—
Inception April 17, 2015	—	23.16	23.16	—
US Strategic Equity Portfolio
December 31, 2017	—	11.00	24.06	—	10.00%	18.11%	0.00%	0.00%	0.15%
December 31, 2016	—	20.37	20.37	—	9.40%	9.40%	—	—	—
December 31, 2015	—	18.62	18.62	—	-5.86%	-5.86%		—	—
Inception April 17, 2015	—	19.78	19.78	—
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio
December 31, 2017	—	10.58	24.21	8	5.80%	16.28%	0.88%	0.00%	0.15%
December 31, 2016	—	20.82	20.82	—	1.22%	1.22%	—	—	—
December 31, 2015	—	20.57	20.57	—	-7.59%	-7.59%		—	—
Inception April 17, 2015	—	22.26	22.26	—
ClearBridge Dividend Strategy Portfolio
December 31, 2017	—	11.24	20.95	—	12.40%	19.17%	—	0.00%	0.15%
December 31, 2016	—	17.58	17.58	—	14.98%	14.98%	—	—	—
December 31, 2015	—	15.29	15.29	—	-3.78%	-3.78%		—	—
Inception April 17, 2015	—	15.89	15.89	—
ClearBridge Large Cap Growth Portfolio
December 31, 2017	3	11.43	27.37	76	14.30%	25.78%	0.30%	0.00%	0.15%
December 31, 2016	2	21.76	21.76	42	7.40%	7.40%	0.56%	—	—
December 31, 2015	—	20.26	20.26	—	5.58%	5.58%		—	—
Inception April 17, 2015	—	19.19	19.19	—
ClearBridge Small Cap Growth Portfolio
December 31, 2017	6	11.48	19.20	109	14.80%	23.95%	0.00%	0.00%	0.15%
December 31, 2016	5	15.49	15.49	79	5.52%	5.52%	0.00%	—	—
December 31, 2015	3	14.68	14.68	41	-4.74%	-4.74%	0.00%	—	—
Inception April 17, 2015	—	15.41	15.41	—
QS Dynamic Multi-Strategy Portfolio
December 31, 2017	—	10.82	13.81	—	8.20%	13.85%	—	0.00%	0.15%
December 31, 2016	—	12.13	12.13	—	-0.49%	-0.49%	—	—	—
December 31, 2015	—	12.19	12.19	—	-7.44%	-7.44%		—	—
Inception April 17, 2015	—	13.17	13.17	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio
December 31, 2017	5	$10.36	$21.73	$99	3.60%	8.65%	9.60%	0.00%	0.15%
December 31, 2016	—	20.00	20.00	3	15.61%	15.61%	4.04%	—	—
December 31, 2015	—	17.30	17.30	7	-8.32%	-8.32%	7.14%	—	—
Inception April 17, 2015	—	18.87	18.87	—
Lord Abbett Series Fund, Inc.:
Bond Debenture Portfolio
December 31, 2017	54	10.51	19.83	1,068	5.10%	9.20%	5.85%	0.00%	0.15%
December 31, 2016	10	18.16	18.16	176	12.17%	12.17%	0.95%	—	—
December 31, 2015	8	16.19	16.19	137	-5.60%	-5.60%	8.71%	—	—
Inception April 17, 2015	—	17.15	17.15	—
Calibrated Dividend Growth Portfolio
December 31, 2017	12	11.31	28.55	348	13.10%	19.11%	1.76%	0.00%	0.15%
December 31, 2016	12	23.97	23.97	292	15.13%	15.13%	7.62%	—	—
December 31, 2015	—	20.82	20.82	—	-2.25%	-2.25%		—	—
Inception April 17, 2015	—	21.30	21.30	—
Growth and Income Portfolio
December 31, 2017	—	11.09	23.04	—	10.90%	13.39%	0.00%	0.00%	0.15%
December 31, 2016	—	20.32	20.32	—	17.12%	17.12%	—	—	—
December 31, 2015	—	17.35	17.35	—	-3.56%	-3.56%		—	—
Inception April 17, 2015	—	17.99	17.99	—
International Opportunities Portfolio
December 31, 2017	10	12.02	15.22	149	20.20%	39.25%	1.37%	0.00%	0.15%
December 31, 2016	8	10.93	10.93	85	-4.29%	-4.29%	1.01%	—	—
December 31, 2015	7	11.42	11.42	79	-1.21%	-1.21%	1.47%	—	—
Inception April 17, 2015	—	11.56	11.56	—
MainStay VP Funds Trust: Service
Convertible Fund – Service
December 31, 2017	8	10.59	10.60	87	5.90%	6.00%	3.98%	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—
MFS Variable Insurance Trust:
Growth Series – Service
December 31, 2017	18	11.50	13.24	236	15.00%	31.09%	0.00%	0.00%	0.15%
December 31, 2016	19	10.10	10.10	196	2.23%	2.23%	0.00%	—	—
December 31, 2015	—	9.88	9.88	—	-1.00%	-1.00%		—	—
Inception July 31, 2015	—	9.98	9.98	—
Value Series – Service
December 31, 2017	18	11.16	12.81	233	11.60%	17.42%	1.72%	0.00%	0.15%
December 31, 2016	20	10.91	10.91	221	13.76%	13.76%	2.13%	—	—
December 31, 2015	—	9.59	9.59	—	-3.81%	-3.81%		—	—
Inception July 31, 2015	—	9.97	9.97	—
Nationwide Variable Insurance Trust:
Bond Index Fund
December 31, 2017	6	10.17	11.12	66	1.70%	3.06%	5.76%	0.25%	0.40%
December 31, 2016	2	10.79	10.79	25	2.08%	2.08%	2.75%	0.25%	0.25%
December 31, 2015	—	10.57	10.57	—	-1.95%	-1.95%		0.25%	0.25%
Inception April 17, 2015	—	10.78	10.78	—
DFA NVIT Capital Appreciation Fund
December 31, 2017	—	11.15	11.16	—	11.50%	11.60%	—	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—
DFA NVIT Moderate Fund
December 31, 2017	—	10.91	10.92	—	9.10%	9.20%	—	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Nationwide Variable Insurance Trust: (continued)
International Index Fund
December 31, 2017	83	$11.26	$11.76	$978	12.60%	24.84%	4.20%	0.25%	0.40%
December 31, 2016	30	9.42	9.42	282	0.75%	0.75%	3.61%	0.25%	0.25%
December 31, 2015	—	9.35	9.35	—	-8.51%	-8.51%		0.25%	0.25%
Inception April 17, 2015	—	10.22	10.22	—
Mid Cap Index Fund
December 31, 2017	15	11.01	14.84	222	10.10%	15.67%	1.95%	0.25%	0.40%
December 31, 2016	4	12.83	12.83	49	20.24%	20.24%	1.86%	0.25%	0.25%
December 31, 2015	3	10.67	10.67	27	-7.06%	-7.06%	1.44%	0.25%	0.25%
Inception April 17, 2015	—	11.48	11.48	—
Multi-Manager International Value Fund
December 31, 2017	—	11.36	11.37	—	13.60%	13.70%	—	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—
Multi-Manager Mid Cap Value Fund
December 31, 2017	5	10.83	10.84	49	8.30%	8.40%	0.00%	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—
Neuberger Berman NVIT Socially Responsible Fund
December 31, 2017	—	11.10	11.11	—	11.00%	11.10%	—	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—
NW DoubleLine NVIT Total Return Tactical Fund
December 31, 2017	12	9.99	9.99	118	-0.10%	-0.10%	3.95%	0.25%	0.40%
Inception November 3, 2017	—	10.00	10.00	—
S&P 500 Index Fund
December 31, 2017	64	11.31	15.49	996	13.10%	21.30%	3.46%	0.25%	0.40%
December 31, 2016	2	12.77	12.77	24	11.53%	11.53%	2.27%	0.25%	0.25%
December 31, 2015	—	11.45	11.45	—	-0.61%	-0.61%		0.25%	0.25%
Inception April 17, 2015	—	11.52	11.52	—
Small Cap Index Fund
December 31, 2017	11	10.98	13.78	145	9.80%	14.26%	2.42%	0.25%	0.40%
December 31, 2016	2	12.06	12.06	19	20.96%	20.96%	1.64%	0.25%	0.25%
December 31, 2015	1	9.97	9.97	11	-8.70%	-8.70%	3.01%	0.25%	0.25%
Inception April 17, 2015	—	10.92	10.92	—
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio
December 31, 2017	—	11.10	24.09	—	11.00%	13.36%	0.00%	0.00%	0.15%
December 31, 2016	—	21.25	21.25	7	27.32%	27.32%	0.00%	—	—
December 31, 2015	—	16.69	16.69	—	-11.18%	-11.18%	0.00%	—	—
Inception April 17, 2015	—	18.79	18.79	—
Mid Cap Growth Portfolio
December 31, 2017	4	11.46	35.09	129	14.60%	25.28%	0.00%	0.00%	0.15%
December 31, 2016	2	28.01	28.01	68	4.40%	4.40%	0.00%	—	—
December 31, 2015	2	26.83	26.83	56	-6.16%	-6.16%	0.00%	—	—
Inception April 17, 2015	—	28.59	28.59	—
Mid Cap Intrinsic Value Portfolio
December 31, 2017	8	10.89	28.16	232	8.90%	16.75%	0.85%	0.00%	0.15%
December 31, 2016	7	24.12	24.12	169	16.18%	16.18%	0.76%	—	—
December 31, 2015	5	20.76	20.76	101	-12.29%	-12.29%	0.85%	—	—
Inception April 17, 2015	—	23.67	23.67	—
Short Duration Bond Portfolio
December 31, 2017	7	10.02	12.40	87	0.20%	0.90%	1.29%	0.00%	0.15%
December 31, 2016	4	12.29	12.29	44	1.24%	1.24%	1.12%	—	—
December 31, 2015	4	12.14	12.14	43	-0.41%	-0.41%	0.00%	—	—
Inception April 17, 2015	—	12.19	12.19	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Neuberger Berman Advisers Management Trust: (continued)
Socially Responsive Portfolio
December 31, 2017	1	$28.43	$28.43	$21	18.41%	18.41%	0.53%	0.00%	0.00%
December 31, 2016	1	24.01	24.01	18	9.89%	9.89%	1.45%	—	—
December 31, 2015	—	21.85	21.85	—	-2.15%	-2.15%		—	—
Inception April 17, 2015	—	22.33	22.33	—
US Equity Index PutWrite Strategy
December 31, 2017	3	9.82	10.57	29	5.70%	6.74%	0.00%	0.00%	0.15%
December 31, 2016	3	9.20	9.20	27	-0.65%	-0.65%	0.00%	—	—
December 31, 2015	3	9.26	9.26	32	-7.58%	-7.58%	0.00%	—	—
Inception May 1, 2015	—	10.02	10.02	—
Northern Lights Variable Trust:
7Twelve Balanced Portfolio
December 31, 2017	19	10.70	10.97	213	7.00%	10.58%	0.83%	0.00%	0.15%
December 31, 2016	—	9.92	9.92	—	9.37%	9.37%	—	—	—
December 31, 2015	—	9.07	9.07	—	-9.57%	-9.57%		—	—
Inception May 1, 2015	—	10.03	10.03	—
BTS Tactical Fixed Income Fund
December 31, 2017	1	10.04	11.26	13	0.40%	2.93%	1.48%	0.00%	0.15%
December 31, 2016	3	10.94	10.94	27	13.13%	13.13%	0.02%	—	—
December 31, 2015	—	9.67	9.67	—	-3.30%	-3.30%		—	—
Inception April 17, 2015	—	10.00	10.00	—
Power Dividend Index Portfolio
December 31, 2017	—	10.93	16.65	—	9.30%	10.93%	—	0.00%	0.15%
December 31, 2016	—	15.01	15.01	—	0.67%	0.67%	—	—	—
December 31, 2015	—	14.91	14.91	—	-7.45%	-7.45%	—	—	—
Inception April 17, 2015	—	16.11	16.11	—
Power Income Portfolio
December 31, 2017	—	10.06	11.04	—	0.60%	2.13%	—	0.00%	0.15%
December 31, 2016	—	10.81	10.81	—	4.34%	4.34%	—	—	—
December 31, 2015	—	10.36	10.36	—	-3.18%	-3.18%	—	—	—
Inception April 17, 2015	—	10.70	10.70	—
Power Momentum Portfolio
December 31, 2017	—	11.30	19.33	6	13.00%	20.89%	1.37%	0.00%	0.15%
December 31, 2016	—	15.99	15.99	5	5.41%	5.41%	0.00%	—	—
December 31, 2015	—	15.17	15.17	—	-2.32%	-2.32%	0.00%	—	—
Inception April 17, 2015	—	15.53	15.53	—
Probabilities Fund
December 31, 2017	—	10.75	12.25	—	7.50%	15.68%	0.00%	0.00%	0.15%
December 31, 2016	—	10.59	10.59	—	2.32%	2.32%	0.00%	—	—
December 31, 2015	—	10.35	10.35	—	-3.90%	-3.90%	0.00%	—	—
Inception April 17, 2015	—	10.77	10.77	—
TOPS Aggressive Growth ETF – Class 1
December 31, 2017	—	11.25	13.90	—	12.50%	20.66%	—	0.10%	0.25%
December 31, 2016	—	11.52	11.52	—	13.27%	13.27%	—	0.10%	0.10%
December 31, 2015	—	10.17	10.17	—	-7.71%	-7.71%	—	0.10%	0.10%
Inception April 17, 2015	—	11.02	11.02	—
TOPS Balanced ETF – Class 1
December 31, 2017	—	10.68	12.29	—	6.80%	11.12%	—	0.10%	0.25%
December 31, 2016	—	11.06	11.06	—	8.11%	8.11%	—	0.10%	0.10%
December 31, 2015	—	10.23	10.23	—	-5.37%	-5.37%	—	0.10%	0.10%
Inception April 17, 2015	—	10.81	10.81	—
TOPS Conservative ETF – Class 1
December 31, 2017	—	10.42	11.41	—	4.20%	7.04%	—	0.10%	0.25%
December 31, 2016	—	10.66	10.66	—	6.07%	6.07%	—	0.10%	0.10%
December 31, 2015	—	10.05	10.05	—	-3.83%	-3.83%	—	0.10%	0.10%
Inception April 17, 2015	—	10.45	10.45	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Northern Lights Variable Trust: (continued)
TOPS Conservative ETF – Class 2
December 31, 2017	—	$10.40	$12.80	$—	4.00%	6.84%	—	0.00%	0.15%
December 31, 2016	—	11.98	11.98	—	5.83%	5.83%	—	—	—
December 31, 2015	—	11.32	11.32	—	-3.90%	-3.90%	—	—	—
Inception April 17, 2015	—	11.78	11.78	—
TOPS Growth ETF – Class 1
December 31, 2017	—	11.11	13.28	—	11.10%	18.15%	—	0.10%	0.25%
December 31, 2016	—	11.24	11.24	—	12.51%	12.51%	—	0.10%	0.10%
December 31, 2015	—	9.99	9.99	—	-7.93%	-7.93%	—	0.10%	0.10%
Inception April 17, 2015	—	10.85	10.85	—
TOPS Managed Risk Balanced ETF – Class 1
December 31, 2017	—	10.66	11.67	—	6.60%	10.83%	—	0.10%	0.25%
December 31, 2016	—	10.53	10.53	—	6.26%	6.26%	—	0.10%	0.10%
December 31, 2015	—	9.91	9.91	—	-6.95%	-6.95%	—	0.10%	0.10%
Inception April 17, 2015	—	10.65	10.65	—
TOPS Managed Risk Balanced ETF – Class 2
December 31, 2017	—	10.64	13.64	—	6.40%	10.62%	—	0.00%	0.15%
December 31, 2016	—	12.33	12.33	—	6.20%	6.20%	—	—	—
December 31, 2015	—	11.61	11.61	—	-7.12%	-7.12%	—	—	—
Inception April 17, 2015	—	12.50	12.50	—
TOPS Managed Risk Growth ETF – Class 1
December 31, 2017	—	11.10	11.56	—	11.00%	17.84%	—	0.10%	0.25%
December 31, 2016	—	9.81	9.81	—	5.83%	5.83%	—	0.10%	0.10%
December 31, 2015	—	9.27	9.27	—	-11.04%	-11.04%	—	0.10%	0.10%
Inception April 17, 2015	—	10.42	10.42	—
TOPS Managed Risk Growth ETF – Class 2
December 31, 2017	—	11.08	13.40	—	10.80%	17.65%	—	0.00%	0.15%
December 31, 2016	—	11.39	11.39	—	5.56%	5.56%	—	—	—
December 31, 2015	—	10.79	10.79	—	-11.05%	-11.05%	—	—	—
Inception April 17, 2015	—	12.13	12.13	—
TOPS Managed Risk Moderate Growth ETF – Class 1
December 31, 2017	—	10.87	11.77	—	8.70%	14.05%	—	0.10%	0.25%
December 31, 2016	—	10.32	10.32	—	6.39%	6.39%	—	0.10%	0.10%
December 31, 2015	—	9.70	9.70	—	-9.09%	-9.09%	—	0.10%	0.10%
Inception April 17, 2015	—	10.67	10.67	—
TOPS Managed Risk Moderate Growth ETF – Class 2
December 31, 2017	—	10.85	14.30	—	8.50%	13.85%	0.00%	0.00%	0.15%
December 31, 2016	—	12.56	12.56	—	6.26%	6.26%	—	—	—
December 31, 2015	—	11.82	11.82	—	-9.22%	-9.22%	—	—	—
Inception April 17, 2015	—	13.02	13.02	—
TOPS Moderate Growth ETF – Class 1
December 31, 2017	—	10.89	12.74	—	8.90%	14.26%	—	0.10%	0.25%
December 31, 2016	—	11.15	11.15	—	10.72%	10.72%	—	0.10%	0.10%
December 31, 2015	—	10.07	10.07	—	-6.50%	-6.50%	—	0.10%	0.10%
Inception April 17, 2015	—	10.77	10.77	—
Oppenheimer Variable Account Funds:
Global Fund
December 31, 2017	3	11.79	22.25	62	17.90%	36.34%	0.61%	0.00%	0.15%
December 31, 2016	—	16.32	16.32	—	-0.18%	-0.18%	0.00%	—	—
December 31, 2015	—	16.35	16.35	—	-4.33%	-4.33%	0.00%	—	—
Inception April 17, 2015	—	17.09	17.09	—
Global Multi-Alternatives Fund
December 31, 2017	—	9.94	9.95	—	-0.60%	0.20%	—	0.00%	0.15%
December 31, 2016	—	9.93	9.93	—	3.44%	3.44%	—	—	—
December 31, 2015	—	9.60	9.60	—	-5.04%	-5.04%	—	—	—
Inception April 17, 2015	—	10.11	10.11	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Oppenheimer Variable Account Funds: (continued)
Global Strategic Income Fund
December 31, 2017	2	$10.29	$12.74	$20	2.90%	5.99%	0.00%	0.00%	0.15%
December 31, 2016	—	12.02	12.02	—	6.28%	6.28%	—	—	—
December 31, 2015	—	11.31	11.31	—	-5.12%	-5.12%	—	—	—
Inception April 17, 2015	—	11.92	11.92	—
International Growth Fund
December 31, 2017	3	11.23	18.22	51	12.30%	26.44%	0.95%	0.00%	0.15%
December 31, 2016	2	14.41	14.41	22	-2.70%	-2.70%	0.78%	—	—
December 31, 2015	2	14.81	14.81	27	-3.71%	-3.71%	1.04%	—	—
Inception April 17, 2015	—	15.38	15.38	—
Main Street® Fund
December 31, 2017	—	10.86	23.70	—	8.60%	16.63%	4.81%	0.00%	0.15%
December 31, 2016	—	20.32	20.32	—	11.28%	11.28%	—	—	—
December 31, 2015	—	18.26	18.26	—	0.61%	0.61%	—	—	—
Inception April 17, 2015	—	18.15	18.15	—
Total Return Bond Fund
December 31, 2017	9	10.25	12.84	117	2.50%	4.31%	1.96%	0.00%	0.15%
December 31, 2016	3	12.31	12.31	38	3.10%	3.10%	4.01%	—	—
December 31, 2015	4	11.94	11.94	49	-2.13%	-2.13%	0.00%	—	—
Inception April 17, 2015	—	12.20	12.20	—
PIMCO Variable Insurance Trust:
All Asset Portfolio
December 31, 2017	—	10.78	18.10	—	7.80%	13.55%	0.00%	0.00%	0.15%
December 31, 2016	—	15.94	15.94	—	12.89%	12.89%	0.00%	—	—
December 31, 2015	3	14.12	14.12	38	-11.19%	-11.19%	4.91%	—	—
Inception April 17, 2015	—	15.90	15.90	—
All Asset All Authority Portfolio – Admin
December 31, 2017	—	10.44	10.60	—	6.00%	11.06%	—	0.00%	0.15%
December 31, 2016	—	9.40	9.40	—	13.66%	13.66%	—	—	—
December 31, 2015	—	8.27	8.27	—	-14.12%	-14.12%	—	—	—
Inception April 17, 2015	—	9.63	9.63	—
All Asset All Authority Portfolio – Institutional
December 31, 2017	—	10.33	10.60	—	6.00%	11.19%	—	0.00%	0.15%
December 31, 2016	—	9.29	9.29	—	13.71%	13.71%	—	—	—
December 31, 2015	—	8.17	8.17	—	-13.91%	-13.91%	—	—	—
Inception April 17, 2015	—	9.49	9.49	—
CommodityRealReturn Strategy Portfolio
December 31, 2017	8	6.95	10.54	58	2.21%	5.40%	11.01%	0.00%	0.15%
December 31, 2016	4	6.80	6.80	26	15.06%	15.06%	1.12%	—	—
December 31, 2015	4	5.91	5.91	21	-25.00%	-25.00%	0.00%	—	—
Inception April 17, 2015	—	7.88	7.88	—
Emerging Markets Bond Portfolio
December 31, 2017	16	10.38	20.65	333	3.80%	9.90%	5.05%	0.00%	0.15%
December 31, 2016	10	18.79	18.79	181	13.33%	13.33%	5.29%	—	—
December 31, 2015	8	16.58	16.58	137	-6.27%	-6.27%	3.98%	—	—
Inception April 17, 2015	—	17.69	17.69	—
Foreign Bond Unhedged Portfolio
December 31, 2017	—	10.64	14.18	—	6.40%	10.78%	—	0.00%	0.15%
December 31, 2016	—	12.80	12.80	—	3.06%	3.06%	—	—	—
December 31, 2015	—	12.42	12.42	—	-6.19%	-6.19%	—	—	—
Inception April 17, 2015	—	13.24	13.24	—
Foreign Bond US Dollar-Hedged Portfolio
December 31, 2017	11	10.18	19.01	211	1.80%	2.76%	5.04%	0.00%	0.15%
December 31, 2016	10	18.50	18.50	176	6.51%	6.51%	1.59%	—	—
December 31, 2015	—	17.37	17.37	6	-2.36%	-2.36%	4.45%	—	—
Inception April 17, 2015	—	17.79	17.79	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
PIMCO Variable Insurance Trust: (continued)
Global Bond Unhedged Portfolio
December 31, 2017	2	$10.49	$17.00	$39	4.90%	8.63%	1.98%	0.00%	0.15%
December 31, 2016	2	15.65	15.65	35	4.06%	4.06%	1.55%	—	—
December 31, 2015	—	15.04	15.04	—	-3.34%	-3.34%	0.00%	—	—
Inception April 17, 2015	—	15.56	15.56	—
Global Core Bond Hedged Portfolio
December 31, 2017	—	10.26	10.68	—	2.60%	4.20%	—	0.00%	0.15%
December 31, 2016	—	10.25	10.25	—	6.88%	6.88%	—	—	—
December 31, 2015	—	9.59	9.59	—	-4.48%	-4.48%	—	—	—
Inception April 17, 2015	—	10.04	10.04	—
Global Multi-Asset Portfolio
December 31, 2017	2	10.78	12.49	23	7.80%	14.06%	2.72%	0.00%	0.15%
December 31, 2016	—	10.95	10.95	—	4.09%	4.09%	—	—	—
December 31, 2015	—	10.52	10.52	—	-6.65%	-6.65%	—	—	—
Inception April 17, 2015	—	11.27	11.27	—
High Yield Portfolio
December 31, 2017	10	10.30	20.56	204	3.00%	6.64%	4.84%	0.00%	0.15%
December 31, 2016	1	19.28	19.28	26	12.42%	12.42%	5.21%	—	—
December 31, 2015	—	17.15	17.15	—	-4.93%	-4.93%	0.00%	—	—
Inception April 17, 2015	—	18.04	18.04	—
Income Portfolio
December 31, 2017	60	10.47	11.40	684	4.70%	8.06%	2.61%	0.00%	0.15%
December 31, 2016	22	10.55	10.55	230	5.50%	5.50%	11.88%	—	—
Inception May 2, 2016	—	10.00	10.00	—
Long-Term US Government Portfolio
December 31, 2017	5	10.59	21.29	117	5.90%	8.96%	2.18%	0.00%	0.15%
December 31, 2016	6	19.54	19.54	126	0.67%	0.67%	2.00%	—	—
December 31, 2015	—	19.41	19.41	—	-5.87%	-5.87%	0.00%	—	—
Inception April 17, 2015	—	20.62	20.62	—
Low Duration Portfolio
December 31, 2017	21	10.07	14.25	296	0.70%	1.35%	1.34%	0.00%	0.15%
December 31, 2016	21	14.06	14.06	292	1.37%	1.37%	1.49%	—	—
December 31, 2015	16	13.87	13.87	227	-0.79%	-0.79%	12.27%	—	—
Inception April 17, 2015	—	13.98	13.98	—
Real Return Portfolio
December 31, 2017	18	10.16	16.11	294	1.60%	3.67%	2.43%	0.00%	0.15%
December 31, 2016	13	15.54	15.54	205	5.21%	5.21%	2.55%	—	—
December 31, 2015	1	14.77	14.77	17	-5.80%	-5.80%	7.35%	—	—
Inception April 17, 2015	—	15.68	15.68	—
Short-Term Portfolio
December 31, 2017	23	10.15	13.49	306	1.50%	2.35%	1.72%	0.00%	0.15%
December 31, 2016	11	13.18	13.18	145	2.41%	2.41%	1.62%	—	—
December 31, 2015	2	12.87	12.87	32	0.23%	0.23%	1.58%	—	—
Inception April 17, 2015	—	12.84	12.84	—
Total Return Portfolio
December 31, 2017	97	10.27	18.56	1,803	2.70%	4.92%	2.02%	0.00%	0.15%
December 31, 2016	65	17.69	17.69	1,149	2.67%	2.67%	2.07%	—	—
December 31, 2015	23	17.23	17.23	401	-2.27%	-2.27%	11.97%	—	—
Inception April 17, 2015	—	17.63	17.63	—
Unconstrained Bond Portfolio
December 31, 2017	5	10.24	11.77	58	2.40%	5.09%	1.75%	0.00%	0.15%
December 31, 2016	3	11.20	11.20	39	4.67%	4.67%	1.69%	—	—
December 31, 2015	2	10.70	10.70	23	-2.10%	-2.10%	5.73%	—	—
Inception April 17, 2015	—	10.93	10.93	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
ProFunds VP:
Access VP High Yield Fund
December 31, 2017	—	$10.18	$16.61	$—	1.80%	4.79%	—	0.00%	0.15%
December 31, 2016	—	15.85	15.85	—	9.01%	9.01%	—	—	—
December 31, 2015	—	14.54	14.54	—	-2.09%	-2.09%	—	—	—
Inception April 17, 2015	—	14.85	14.85	—
Asia 30 Fund
December 31, 2017	—	11.67	13.06	—	16.70%	32.86%	0.00%	0.00%	0.15%
December 31, 2016	—	9.83	9.83	—	0.61%	0.61%	—	—	—
December 31, 2015	—	9.77	9.77	—	-17.41%	-17.41%	—	—	—
Inception April 17, 2015	—	11.83	11.83	—
Banks Fund
December 31, 2017	—	11.70	23.10	—	17.00%	17.92%	—	0.00%	0.15%
December 31, 2016	—	19.59	19.59	—	23.21%	23.21%	—	—	—
December 31, 2015	—	15.90	15.90	—	2.45%	2.45%	—	—	—
Inception April 17, 2015	—	15.52	15.52	—
Basic Materials Fund
December 31, 2017	—	11.46	16.70	—	14.60%	22.97%	0.00%	0.00%	0.15%
December 31, 2016	1	13.58	13.58	8	18.50%	18.50%	0.98%	—	—
December 31, 2015	—	11.46	11.46	—	-15.11%	-15.11%	0.00%	—	—
Inception April 17, 2015	—	13.50	13.50	—
Bear Fund
December 31, 2017	—	2.90	8.81	—	-18.08%	-11.90%	0.00%	0.00%	0.15%
December 31, 2016	41	3.54	3.54	146	-13.02%	-13.02%	0.00%	—	—
December 31, 2015	—	4.07	4.07	—	-2.40%	-2.40%	0.00%	—	—
Inception April 17, 2015	—	4.17	4.17	—
Biotechnology Fund
December 31, 2017	—	11.13	35.19	—	11.30%	22.57%	—	0.00%	0.15%
December 31, 2016	—	28.71	28.71	—	-15.48%	-15.48%	—	—	—
December 31, 2015	—	33.97	33.97	—	-4.42%	-4.42%	—	—	—
Inception April 17, 2015	—	35.54	35.54	—
Bull Fund
December 31, 2017	—	11.19	22.74	7	11.90%	19.37%	0.00%	0.00%	0.15%
December 31, 2016	—	19.05	19.05	—	9.67%	9.67%	0.00%	—	—
December 31, 2015	—	17.37	17.37	—	-1.59%	-1.59%	0.00%	—	—
Inception April 17, 2015	—	17.65	17.65	—
Consumer Goods Fund
December 31, 2017	—	10.73	23.03	—	7.30%	15.09%	—	0.00%	0.15%
December 31, 2016	—	20.01	20.01	—	3.52%	3.52%	—	—	—
December 31, 2015	—	19.33	19.33	—	2.33%	2.33%		—	—
Inception April 17, 2015	—	18.89	18.89	—
Consumer Services Fund
December 31, 2017	—	10.81	27.17	—	8.10%	18.39%	—	0.00%	0.15%
December 31, 2016	—	22.95	22.95	—	4.18%	4.18%	—	—	—
December 31, 2015	—	22.03	22.03	—	1.10%	1.10%		—	—
Inception April 17, 2015	—	21.79	21.79	—
Emerging Markets Fund
December 31, 2017	2	10.48	11.64	24	16.40%	33.33%	0.02%	0.00%	0.15%
December 31, 2016	2	7.86	7.86	17	11.02%	11.02%	0.00%	—	—
December 31, 2015	—	7.08	7.08	—	-19.73%	-19.73%	0.00%	—	—
Inception April 17, 2015	—	8.82	8.82	—
Europe 30 Fund
December 31, 2017	2	10.91	14.48	35	9.10%	19.77%	3.36%	0.00%	0.15%
December 31, 2016	—	12.09	12.09	—	7.75%	7.75%	0.00%	—	—
December 31, 2015	—	11.22	11.22	—	-12.34%	-12.34%	0.00%	—	—
Inception April 17, 2015	—	12.80	12.80	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
ProFunds VP: (continued)
Falling U.S. Dollar Fund
December 31, 2017	—	$7.55	$10.57	$—	5.70%	8.48%	—	0.00%	0.15%
December 31, 2016	—	6.96	6.96	—	-5.82%	-5.82%	—	—	—
December 31, 2015	—	7.39	7.39	—	-2.51%	-2.51%	—	—	—
Inception April 17, 2015	—	7.58	7.58	—
Financials Fund
December 31, 2017	5	11.47	21.25	105	14.70%	18.19%	0.46%	0.00%	0.15%
December 31, 2016	—	17.98	17.98	—	15.33%	15.33%	—	—	—
December 31, 2015	—	15.59	15.59	—	-0.13%	-0.13%	—	—	—
Inception April 17, 2015	—	15.61	15.61	—
Government Money Market Fund
December 31, 2017	9	9.99	10.02	86	-0.10%	0.10%	0.02%	0.00%	0.15%
December 31, 2016	48	10.01	10.01	484	0.00%	0.00%	0.02%	—	—
December 31, 2015	20	10.01	10.01	200	0.00%	0.00%	0.02%	—	—
Inception April 17, 2015	—	10.01	10.01	—
Health Care Fund
December 31, 2017	—	10.96	27.88	—	9.60%	20.95%	—	0.00%	0.15%
December 31, 2016	—	23.05	23.05	—	-4.08%	-4.08%	—	—	—
December 31, 2015	—	24.03	24.03	—	-2.67%	-2.67%	—	—	—
Inception April 17, 2015	—	24.69	24.69	—
Industrials Fund
December 31, 2017	1	11.48	24.87	24	14.80%	22.39%	0.18%	0.00%	0.15%
December 31, 2016	1	20.32	20.32	17	17.59%	17.59%	0.00%	—	—
December 31, 2015	—	17.28	17.28	—	-4.58%	-4.58%	0.00%	—	—
Inception April 17, 2015	—	18.11	18.11	—
International Fund
December 31, 2017	—	11.07	14.02	—	10.70%	21.81%	—	0.00%	0.15%
December 31, 2016	—	11.51	11.51	—	-0.95%	-0.95%	—	—	—
December 31, 2015	—	11.62	11.62	—	-10.34%	-10.34%	—	—	—
Inception April 17, 2015	—	12.96	12.96	—
Internet Fund
December 31, 2017	3	11.69	30.73	79	16.90%	36.03%	0.00%	0.00%	0.15%
December 31, 2016	—	22.59	22.59	—	5.51%	5.51%	—	—	—
December 31, 2015	—	21.41	21.41	—	12.74%	12.74%	—	—	—
Inception April 17, 2015	—	18.99	18.99	—
Japan Fund
December 31, 2017	3	11.70	17.55	48	17.00%	18.42%	0.00%	0.00%	0.15%
December 31, 2016	—	14.82	14.82	—	0.41%	0.41%	—	—	—
December 31, 2015	—	14.76	14.76	—	-5.51%	-5.51%	—	—	—
Inception April 17, 2015	—	15.62	15.62	—
Large-Cap Growth Fund
December 31, 2017	9	11.33	25.37	216	13.30%	25.28%	0.00%	0.00%	0.15%
December 31, 2016	—	20.25	20.25	—	5.03%	5.03%	0.08%	—	—
December 31, 2015	—	19.28	19.28	—	1.47%	1.47%	0.00%	—	—
Inception April 17, 2015	—	19.00	19.00	—
Large-Cap Value Fund
December 31, 2017	—	11.05	21.23	—	10.50%	13.41%	—	0.00%	0.15%
December 31, 2016	—	18.72	18.72	—	15.41%	15.41%	—	—	—
December 31, 2015	—	16.22	16.22	—	-4.76%	-4.76%	—	—	—
Inception April 17, 2015	—	17.03	17.03	—
Mid-Cap Fund
December 31, 2017	2	10.87	21.88	38	8.70%	13.43%	0.00%	0.00%	0.15%
December 31, 2016	1	19.29	19.29	18	18.20%	18.20%	0.00%	—	—
December 31, 2015	—	16.32	16.32	—	-8.26%	-8.26%	0.00%	—	—
Inception April 17, 2015	—	17.79	17.79	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
ProFunds VP: (continued)
Mid-Cap Growth Fund
December 31, 2017	—	$11.07	$23.58	$—	10.70%	18.31%	—	0.00%	0.15%
December 31, 2016	—	19.93	19.93	—	12.85%	12.85%	—	—	—
December 31, 2015	—	17.66	17.66	—	-5.31%	-5.31%	—	—	—
Inception April 17, 2015	—	18.65	18.65	—
Mid-Cap Value Fund
December 31, 2017	1	10.80	21.91	20	8.00%	10.60%	0.57%	0.00%	0.15%
December 31, 2016	—	19.81	19.81	—	24.36%	24.36%	—	—	—
December 31, 2015	—	15.93	15.93	—	-10.30%	-10.30%	—	—	—
Inception April 17, 2015	—	17.76	17.76	—
NASDAQ-100 Fund
December 31, 2017	—	11.29	30.13	10	12.90%	30.38%	0.00%	0.00%	0.15%
December 31, 2016	1	23.11	23.11	34	5.24%	5.24%	0.00%	—	—
December 31, 2015	—	21.96	21.96	—	4.97%	4.97%	0.00%	—	—
Inception April 17, 2015	—	20.92	20.92	—
Oil & Gas Fund
December 31, 2017	—	10.80	12.09	—	-3.20%	8.00%	—	0.00%	0.15%
December 31, 2016	—	12.49	12.49	—	24.16%	24.16%	—	—	—
December 31, 2015	—	10.06	10.06	—	-25.65%	-25.65%	—	—	—
Inception April 17, 2015	—	13.53	13.53	—
Pharmaceuticals Fund
December 31, 2017	—	10.37	23.24	—	3.70%	10.35%	—	0.00%	0.15%
December 31, 2016	—	21.06	21.06	—	-3.75%	-3.75%	—	—	—
December 31, 2015	—	21.88	21.88	—	-2.23%	-2.23%	—	—	—
Inception April 17, 2015	—	22.38	22.38	—
Precious Metals Fund
December 31, 2017	—	4.45	10.28	—	2.80%	5.20%	0.00%	0.00%	0.15%
December 31, 2016	—	4.23	4.23	—	56.09%	56.09%	0.00%	—	—
December 31, 2015	—	2.71	2.71	—	-36.98%	-36.98%	0.00%	—	—
Inception April 17, 2015	—	4.30	4.30	—
Real Estate Fund
December 31, 2017	—	10.39	18.95	—	3.90%	8.04%	—	0.00%	0.15%
December 31, 2016	—	17.54	17.54	—	5.73%	5.73%	—	—	—
December 31, 2015	—	16.59	16.59	—	-1.01%	-1.01%	—	—	—
Inception April 17, 2015	—	16.76	16.76	—
Rising Rates Opportunity Fund
December 31, 2017	—	3.45	9.08	—	-11.99%	-9.20%	0.00%	0.00%	0.15%
December 31, 2016	—	3.92	3.92	—	-5.08%	-5.08%	0.00%	—	—
December 31, 2015	—	4.13	4.13	—	7.55%	7.55%	—	—	—
Inception April 17, 2015	—	3.84	3.84	—
Semiconductor Fund
December 31, 2017	2	12.60	29.39	66	26.00%	35.56%	0.36%	0.00%	0.15%
December 31, 2016	—	21.68	21.68	—	27.68%	27.68%	0.27%	—	—
December 31, 2015	—	16.98	16.98	—	-1.28%	-1.28%	0.00%	—	—
Inception April 17, 2015	—	17.20	17.20	—
Short Emerging Markets Fund
December 31, 2017	—	5.98	8.37	—	-27.78%	-16.30%	—	0.00%	0.15%
December 31, 2016	—	8.28	8.28	—	-16.28%	-16.28%	—	—	—
December 31, 2015	—	9.89	9.89	—	17.46%	17.46%	—	—	—
Inception April 17, 2015	—	8.42	8.42	—
Short International Fund
December 31, 2017	—	4.64	8.84	—	-20.55%	-11.60%	—	0.00%	0.15%
December 31, 2016	—	5.84	5.84	—	-5.96%	-5.96%	—	—	—
December 31, 2015	—	6.21	6.21	—	5.43%	5.43%	—	—	—
Inception April 17, 2015	—	5.89	5.89	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
ProFunds VP: (continued)
Short Mid-Cap Fund
December 31, 2017	—	$2.92	$9.00	$—	-14.87%	-10.00%	0.00%	0.00%	0.15%
December 31, 2016	—	3.43	3.43	—	-20.23%	-20.23%	0.00%	—	—
December 31, 2015	—	4.30	4.30	—	3.37%	3.37%		—	—
Inception April 17, 2015	—	4.16	4.16	—
Short NASDAQ-100 Fund
December 31, 2017	—	2.08	8.69	—	-25.45%	-13.10%	0.00%	0.00%	0.15%
December 31, 2016	—	2.79	2.79	—	-10.00%	-10.00%	0.00%	—	—
December 31, 2015	—	3.10	3.10	—	-9.36%	-9.36%		—	—
Inception April 17, 2015	—	3.42	3.42	—
Short Small-Cap Fund
December 31, 2017	—	2.59	9.01	—	-14.24%	-9.90%	—	0.00%	0.15%
December 31, 2016	—	3.02	3.02	—	-21.56%	-21.56%	—	—	—
December 31, 2015	—	3.85	3.85	—	4.90%	4.90%		—	—
Inception April 17, 2015	—	3.67	3.67	—
Small Cap Fund
December 31, 2017	—	10.85	20.75	—	8.50%	12.41%	—	0.00%	0.15%
December 31, 2016	—	18.46	18.46	—	19.71%	19.71%	—	—	—
December 31, 2015	—	15.42	15.42	—	-9.67%	-9.67%		—	—
Inception April 17, 2015	—	17.07	17.07	—
Small-Cap Growth Fund
December 31, 2017	5	10.87	25.19	134	8.70%	12.96%	0.00%	0.00%	0.15%
December 31, 2016	—	22.30	22.30	—	20.22%	20.22%	0.00%	—	—
December 31, 2015	—	18.55	18.55	—	-3.74%	-3.74%	0.00%	—	—
Inception April 17, 2015	—	19.27	19.27	—
Small-Cap Value Fund
December 31, 2017	1	10.98	22.04	33	9.71%	9.80%	0.02%	0.00%	0.15%
December 31, 2016	1	20.09	20.09	24	28.78%	28.78%	0.00%	—	—
December 31, 2015	—	15.60	15.60	6	-8.56%	-8.56%	0.00%	—	—
Inception April 17, 2015	—	17.06	17.06	—
Technology Fund
December 31, 2017	—	11.64	26.80	—	16.40%	35.15%	—	0.00%	0.15%
December 31, 2016	—	19.83	19.83	—	12.35%	12.35%	—	—	—
December 31, 2015	—	17.65	17.65	—	1.96%	1.96%	—	—	—
Inception April 17, 2015	—	17.31	17.31	—
Telecommunications Fund
December 31, 2017	1	10.54	17.05	12	-2.12%	5.40%	9.31%	0.00%	0.15%
December 31, 2016	—	17.42	17.42	—	21.65%	21.65%	6.86%	—	—
December 31, 2015	—	14.32	14.32	—	-1.17%	-1.17%	—	—	—
Inception April 17, 2015	—	14.49	14.49	—
U.S. Government Plus Fund
December 31, 2017	—	10.76	17.47	—	7.60%	9.46%	0.00%	0.00%	0.15%
December 31, 2016	—	15.96	15.96	—	-0.31%	-0.31%	0.00%	—	—
December 31, 2015	—	16.01	16.01	—	-11.55%	-11.55%	—	—	—
Inception April 17, 2015	—	18.10	18.10	—
UltraBull Fund
December 31, 2017	—	12.45	45.03	—	24.50%	41.03%	—	0.00%	0.15%
December 31, 2016	—	31.93	31.93	—	18.61%	18.61%	—	—	—
December 31, 2015	—	26.92	26.92	—	-4.51%	-4.51%	—	—	—
Inception April 17, 2015	—	28.19	28.19	—
UltraMid-Cap Fund
December 31, 2017	2	11.84	42.85	66	18.40%	28.83%	0.00%	0.00%	0.15%
December 31, 2016	—	33.26	33.26	—	37.95%	37.95%	—	—	—
December 31, 2015	—	24.11	24.11	—	-16.14%	-16.14%	—	—	—
Inception April 17, 2015	—	28.75	28.75	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
ProFunds VP: (continued)
UltraNASDAQ-100 Fund
December 31, 2017	—	$12.65	$79.03	$—	26.50%	68.33%	0.00%	0.00%	0.15%
December 31, 2016	—	46.95	46.95	—	8.63%	8.63%	—	—	—
December 31, 2015	—	43.22	43.22	—	8.59%	8.59%	—	—	—
Inception April 17, 2015	—	39.80	39.80	—
UltraShort NASDAQ-100 Fund
December 31, 2017	—	0.49	7.47	—	-45.56%	-25.30%	—	0.00%	0.15%
December 31, 2016	—	0.90	0.90	—	-19.64%	-19.64%	—	—	—
December 31, 2015	—	1.12	1.12	—	-20.00%	-20.00%	—	—	—
Inception April 17, 2015	—	1.40	1.40	—
UltraSmall-Cap Fund
December 31, 2017	—	11.73	35.89	—	17.30%	25.18%	0.00%	0.00%	0.15%
December 31, 2016	8	28.67	28.67	222	39.58%	39.58%	0.00%	—	—
December 31, 2015	—	20.54	20.54	—	-19.17%	-19.17%	—	—	—
Inception April 17, 2015	—	25.41	25.41	—
Utilities Fund
December 31, 2017	—	10.43	21.18	—	4.30%	10.60%	—	0.00%	0.15%
December 31, 2016	—	19.15	19.15	—	15.08%	15.08%	—	—	—
December 31, 2015	—	16.64	16.64	—	-0.60%	-0.60%	—	—	—
Inception April 17, 2015	—	16.74	16.74	—
Putnam Variable Trust:
Absolute Return 500 Fund
December 31, 2017	—	10.42	11.62	—	4.20%	7.00%	—	0.00%	0.15%
December 31, 2016	—	10.86	10.86	—	0.74%	0.74%	—	—	—
December 31, 2015	—	10.78	10.78	—	-1.73%	-1.73%	—	—	—
Inception April 17, 2015	—	10.97	10.97	—
American Government Income Fund
December 31, 2017	—	10.07	11.30	—	0.70%	1.99%	—	0.00%	0.15%
December 31, 2016	—	11.08	11.08	—	0.18%	0.18%	—	—	—
December 31, 2015	—	11.06	11.06	—	-1.69%	-1.69%	—	—	—
Inception April 17, 2015	—	11.25	11.25	—
Diversified Income Fund
December 31, 2017	3	10.38	12.93	38	3.80%	7.13%	0.00%	0.00%	0.15%
December 31, 2016	—	12.07	12.07	—	5.41%	5.41%	—	—	—
December 31, 2015	—	11.45	11.45	—	-1.80%	-1.80%	—	—	—
Inception April 17, 2015	—	11.66	11.66	—
Equity Income Fund
December 31, 2017	19	11.35	24.97	483	13.50%	18.79%	0.80%	0.00%	0.15%
December 31, 2016	6	21.02	21.02	127	13.62%	13.62%	1.76%	—	—
December 31, 2015	5	18.50	18.50	96	-5.23%	-5.23%	0.00%	—	—
Inception April 17, 2015	—	19.52	19.52	—
High Yield Fund
December 31, 2017	35	10.36	15.33	542	3.60%	6.98%	0.00%	0.00%	0.15%
December 31, 2016	—	14.33	14.33	—	15.56%	15.56%	—	—	—
December 31, 2015	—	12.40	12.40	—	-8.55%	-8.55%	—	—	—
Inception April 17, 2015	—	13.56	13.56	—
Income Fund
December 31, 2017	6	10.26	13.43	77	2.60%	5.58%	3.69%	0.00%	0.15%
December 31, 2016	3	12.72	12.72	43	2.00%	2.00%	4.89%	—	—
December 31, 2015	4	12.47	12.47	50	-3.26%	-3.26%	0.00%	—	—
Inception April 17, 2015	—	12.89	12.89	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Redwood Investment Management, LLC:
Managed Volatility Portfolio – Class I
December 31, 2017	—	$10.42	$11.50	$—	4.20%	7.98%	—	0.00%	0.15%
December 31, 2016	—	10.65	10.65	—	12.58%	12.58%	—	—	—
December 31, 2015	—	9.46	9.46	—	-5.12%	-5.12%	—	—	—
Inception April 17, 2015	—	9.97	9.97	—
Managed Volatility Portfolio – Class N
December 31, 2017	1	10.38	11.19	10	3.80%	7.49%	5.50%	0.00%	0.15%
December 31, 2016	—	10.41	10.41	—	12.06%	12.06%	0.00%	—	—
December 31, 2015	—	9.29	9.29	—	-5.49%	-5.49%	0.00%	—	—
Inception April 17, 2015	—	9.83	9.83	—
Royce Capital Fund:
Micro-Cap Portfolio
December 31, 2017	1	10.53	21.89	14	5.19%	5.30%	0.68%	0.00%	0.15%
December 31, 2016	1	20.81	20.81	14	19.67%	19.67%	1.92%	—	—
December 31, 2015	—	17.39	17.39	3	-12.88%	-12.88%	0.00%	—	—
Inception April 17, 2015	—	19.96	19.96	—
Small-Cap Portfolio
December 31, 2017	3	10.77	25.74	69	5.41%	7.70%	1.05%	0.00%	0.15%
December 31, 2016	—	24.42	24.42	—	20.95%	20.95%	—	—	—
December 31, 2015	—	20.19	20.19	—	-14.12%	-14.12%	—	—	—
Inception April 17, 2015	—	23.51	23.51	—
SEI Insurance Products Trust:
Balanced Strategy Fund
December 31, 2017	—	10.68	12.17	—	6.80%	11.55%	—	0.00%	0.15%
December 31, 2016	—	10.91	10.91	—	7.17%	7.17%	—	—	—
December 31, 2015	—	10.18	10.18	—	-7.03%	-7.03%	—	—	—
Inception April 17, 2015	—	10.95	10.95	—
Conservative Strategy Fund
December 31, 2017	—	10.27	11.29	—	2.70%	5.12%	0.63%	0.00%	0.15%
December 31, 2016	14	10.74	10.74	151	3.97%	3.97%	1.70%	—	—
December 31, 2015	14	10.33	10.33	147	-2.27%	-2.27%	4.32%	—	—
Inception April 17, 2015	—	10.57	10.57	—
Defensive Strategy Fund
December 31, 2017	—	10.14	10.63	—	1.40%	2.61%	—	0.00%	0.15%
December 31, 2016	—	10.36	10.36	—	2.37%	2.37%	—	—	—
December 31, 2015	—	10.12	10.12	—	-1.65%	-1.65%	—	—	—
Inception April 17, 2015	—	10.29	10.29	—
Market Growth Strategy Fund
December 31, 2017	—	10.83	12.53	—	8.30%	14.12%	0.00%	0.00%	0.15%
December 31, 2016	—	10.98	10.98	—	7.65%	7.65%	0.00%	—	—
December 31, 2015	—	10.20	10.20	—	-7.52%	-7.52%	0.00%	—	—
Inception April 17, 2015	—	11.03	11.03	—
Market Plus Strategy Fund
December 31, 2017	—	11.09	13.25	—	10.90%	18.62%	—	0.00%	0.15%
December 31, 2016	—	11.17	11.17	—	8.45%	8.45%	—	—	—
December 31, 2015	—	10.30	10.30	—	-8.28%	-8.28%	—	—	—
Inception April 17, 2015	—	11.23	11.23	—
Moderate Strategy Fund
December 31, 2017	—	10.47	12.04	—	4.70%	8.27%	0.00%	0.00%	0.15%
December 31, 2016	2	11.12	11.12	25	6.21%	6.21%	1.79%	—	—
December 31, 2015	—	10.47	10.47	—	-4.03%	-4.03%	0.00%	—	—
Inception April 17, 2015	—	10.91	10.91	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
T. Rowe Price Equity Series, Inc:
Blue Chip Growth Portfolio II
December 31, 2017	32	$11.79	$31.18	$989	17.90%	35.86%	0.00%	0.00%	0.15%
December 31, 2016	19	22.95	22.95	433	0.53%	0.53%	0.00%	—	—
December 31, 2015	14	22.83	22.83	310	4.44%	4.44%	0.00%	—	—
Inception April 17, 2015	—	21.86	21.86	—
Equity Income Portfolio II
December 31, 2017	2	11.16	21.43	48	11.60%	15.71%	1.97%	0.00%	0.15%
December 31, 2016	1	18.52	18.52	12	18.87%	18.87%	2.53%	—	—
December 31, 2015	—	15.58	15.58	—	-7.10%	-7.10%	0.00%	—	—
Inception April 17, 2015	—	16.77	16.77	—
Health Sciences Portfolio II
December 31, 2017	2	11.12	49.52	92	11.20%	27.30%	0.00%	0.00%	0.15%
December 31, 2016	—	38.90	38.90	13	-10.72%	-10.72%	0.00%	—	—
December 31, 2015	—	43.57	43.57	6	-2.70%	-2.70%	0.00%	—	—
Inception April 17, 2015	—	44.78	44.78	—
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II
December 31, 2017	3	10.01	12.27	39	0.10%	0.82%	1.22%	0.00%	0.15%
December 31, 2016	3	12.17	12.17	38	1.16%	1.16%	1.12%	—	—
December 31, 2015	—	12.03	12.03	—	-0.58%	-0.58%	0.00%	—	—
Inception April 17, 2015	—	12.10	12.10	—
Third Avenue Variable Series Trust:
Value Portfolio
December 31, 2017	—	10.71	18.02	—	7.10%	13.55%	0.00%	0.00%	0.15%
December 31, 2016	—	15.87	15.87	—	12.23%	12.23%	0.00%	—	—
December 31, 2015	—	14.14	14.14	—	-10.79%	-10.79%	0.00%	—	—
Inception April 17, 2015	—	15.85	15.85	—
Timothy Plan Variable Series:
Conservative Growth Portfolio
December 31, 2017	—	10.59	14.35	—	5.90%	9.29%	—	0.00%	0.15%
December 31, 2016	—	13.13	13.13	—	5.89%	5.89%	—	—	—
December 31, 2015	—	12.40	12.40	—	-5.63%	-5.63%	—	—	—
Inception April 17, 2015	—	13.14	13.14	—
Strategic Growth Portfolio
December 31, 2017	—	10.80	15.40	—	8.00%	12.08%	—	0.00%	0.15%
December 31, 2016	—	13.74	13.74	—	5.53%	5.53%	—	—	—
December 31, 2015	—	13.02	13.02	—	-7.20%	-7.20%	—	—	—
Inception April 17, 2015	—	14.03	14.03	—
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund
December 31, 2017	10	8.86	9.89	87	-1.10%	-0.34%	1.16%	0.00%	0.15%
December 31, 2016	16	8.89	8.89	141	40.22%	40.22%	6.25%	—	—
December 31, 2015	—	6.34	6.34	—	-38.33%	-38.33%	0.00%	—	—
Inception April 17, 2015	—	10.28	10.28	—
VanEck VIP Trust:
Emerging Markets Fund
December 31, 2017	32	12.63	33.24	1,056	26.30%	51.02%	0.26%	0.00%	0.15%
December 31, 2016	14	22.01	22.01	299	0.09%	0.09%	0.34%	—	—
December 31, 2015	10	21.99	21.99	216	-20.64%	-20.64%	0.00%	—	—
Inception April 17, 2015	—	27.71	27.71	—
Global Gold Fund
December 31, 2017	6	9.10	10.88	54	8.80%	12.76%	7.49%	0.00%	0.15%
December 31, 2016	7	8.07	8.07	56	48.07%	48.07%	0.00%	—	—
December 31, 2015	—	5.45	5.45	—	-25.03%	-25.03%	0.00%	—	—
Inception April 17, 2015	—	7.27	7.27	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
VanEck VIP Trust: (continued)
Global Hard Assets Fund
December 31, 2017	—	$10.81	$21.19	$10	-1.72%	8.10%	0.00%	0.00%	0.15%
December 31, 2016	1	21.56	21.56	12	43.73%	43.73%	0.00%	—	—
December 31, 2015	—	15.00	15.00	—	-38.14%	-38.14%	0.00%	—	—
Inception April 17, 2015	—	24.25	24.25	—
Unconstrained Emerging Markets Bond Fund
December 31, 2017	1	10.58	14.62	11	5.80%	12.29%	0.00%	0.00%	0.15%
December 31, 2016	—	13.02	13.02	—	6.37%	6.37%	0.00%	—	—
December 31, 2015	—	12.24	12.24	3	-13.07%	-13.07%	0.00%	—	—
Inception April 17, 2015	—	14.08	14.08	—
Vanguard Variable Insurance Fund:
Balanced Portfolio
December 31, 2017	211	10.98	13.87	2,929	9.80%	14.44%	1.45%	0.25%	0.40%
December 31, 2016	96	12.12	12.12	1,163	10.79%	10.79%	0.61%	0.25%	0.25%
December 31, 2015	12	10.94	10.94	129	-2.06%	-2.06%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.17	11.17	—
Capital Growth Portfolio
December 31, 2017	77	11.69	17.22	1,320	16.90%	28.51%	0.93%	0.25%	0.40%
December 31, 2016	35	13.40	13.40	476	10.56%	10.56%	0.79%	0.25%	0.25%
December 31, 2015	18	12.12	12.12	218	0.17%	0.17%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	12.10	12.10	—
Diversified Value Portfolio
December 31, 2017	52	10.86	13.61	710	8.60%	12.85%	2.70%	0.25%	0.40%
December 31, 2016	46	12.06	12.06	554	12.71%	12.71%	1.84%	0.25%	0.25%
December 31, 2015	28	10.70	10.70	295	-3.52%	-3.52%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.09	11.09	—
Equity Income Portfolio
December 31, 2017	74	11.29	15.15	1,121	12.90%	17.90%	1.74%	0.25%	0.40%
December 31, 2016	32	12.85	12.85	406	14.83%	14.83%	0.85%	0.25%	0.25%
December 31, 2015	—	11.19	11.19	—	-0.44%	-0.44%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.24	11.24	—
Equity Index Portfolio
December 31, 2017	174	11.31	15.51	2,702	13.10%	21.36%	1.59%	0.25%	0.40%
December 31, 2016	110	12.78	12.78	1,404	11.52%	11.52%	1.42%	0.25%	0.25%
December 31, 2015	22	11.46	11.46	254	-0.61%	-0.61%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.53	11.53	—
Growth Portfolio
December 31, 2017	14	11.64	15.82	219	16.40%	30.64%	0.16%	0.25%	0.40%
December 31, 2016	1	12.11	12.11	7	-1.38%	-1.38%	1.69%	0.25%	0.25%
December 31, 2015	10	12.28	12.28	119	3.02%	3.02%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.92	11.92	—
High Yield Bond Portfolio
December 31, 2017	79	10.30	12.12	951	3.00%	6.78%	2.12%	0.25%	0.40%
December 31, 2016	14	11.35	11.35	155	11.06%	11.06%	3.95%	0.25%	0.25%
December 31, 2015	2	10.22	10.22	20	-4.49%	-4.49%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	10.70	10.70	—
International Portfolio
December 31, 2017	173	12.07	13.50	2,332	20.70%	42.26%	0.85%	0.25%	0.40%
December 31, 2016	75	9.49	9.49	713	1.61%	1.61%	0.28%	0.25%	0.25%
December 31, 2015	6	9.34	9.34	53	-8.79%	-8.79%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	10.24	10.24	—
Mid-Cap Index Portfolio
December 31, 2017	39	11.05	14.74	572	10.50%	18.78%	0.85%	0.25%	0.40%
December 31, 2016	12	12.41	12.41	154	10.90%	10.90%	1.35%	0.25%	0.25%
December 31, 2015	11	11.19	11.19	121	-6.05%	-6.05%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.91	11.91	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Vanguard Variable Insurance Fund: (continued)
REIT Index Portfolio
December 31, 2017	48	$10.28	$14.89	$707	2.80%	4.56%	2.48%	0.25%	0.40%
December 31, 2016	45	14.24	14.24	638	8.04%	8.04%	2.05%	0.25%	0.25%
December 31, 2015	17	13.18	13.18	220	0.61%	0.61%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	13.10	13.10	—
Short-Term Investment Grade Portfolio
December 31, 2017	260	10.06	10.68	2,777	0.60%	1.91%	1.29%	0.25%	0.40%
December 31, 2016	95	10.48	10.48	1,001	2.44%	2.44%	0.91%	0.25%	0.25%
December 31, 2015	23	10.23	10.23	234	-0.39%	-0.39%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	10.27	10.27	—
Small Company Growth Portfolio
December 31, 2017	18	11.25	14.19	252	12.50%	23.18%	0.14%	0.25%	0.40%
December 31, 2016	2	11.52	11.52	24	14.63%	14.63%	0.19%	0.25%	0.25%
December 31, 2015	—	10.05	10.05	4	-8.64%	-8.64%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.00	11.00	—
Total Bond Market Index Portfolio
December 31, 2017	338	10.17	11.14	3,767	1.70%	3.24%	2.08%	0.25%	0.40%
December 31, 2016	208	10.79	10.79	2,246	2.27%	2.27%	1.76%	0.25%	0.25%
December 31, 2015	63	10.55	10.55	669	-1.95%	-1.95%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	10.76	10.76	—
Total Stock Market Index Portfolio
December 31, 2017	171	11.27	15.23	2,604	12.70%	20.68%	1.55%	0.25%	0.40%
December 31, 2016	76	12.62	12.62	963	12.28%	12.28%	1.41%	0.25%	0.25%
December 31, 2015	60	11.24	11.24	676	-2.18%	-2.18%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.49	11.49	—
Virtus Variable Insurance Trust:
Duff & Phelps International Series
December 31, 2017	—	11.02	12.52	—	10.20%	15.93%	0.00%	0.00%	0.15%
December 31, 2016	—	10.80	10.80	—	-1.64%	-1.64%	0.00%	—	—
December 31, 2015	—	10.98	10.98	—	-14.49%	-14.49%	5.93%	—	—
Inception April 17, 2015	—	12.84	12.84	—
Duff & Phelps Real Estate Securities Series
December 31, 2017	2	10.47	19.20	36	4.70%	5.96%	1.62%	0.00%	0.15%
December 31, 2016	1	18.12	18.12	24	6.84%	6.84%	1.88%	—	—
December 31, 2015	1	16.96	16.96	18	1.44%	1.44%	2.52%	—	—
Inception April 17, 2015	—	16.72	16.72	—
Newfleet Multi-Sector Fixed Income Series
December 31, 2017	10	10.29	13.86	133	2.90%	6.70%	5.84%	0.00%	0.15%
December 31, 2016	—	12.99	12.99	—	9.34%	9.34%	—	—	—
December 31, 2015	—	11.88	11.88	—	-4.04%	-4.04%	—	—	—
Inception April 17, 2015	—	12.38	12.38	—
Rampart Equity Trend Series
December 31, 2017	—	11.29	16.33	—	12.90%	20.43%	—	0.00%	0.15%
December 31, 2016	—	13.56	13.56	—	-0.95%	-0.95%	—	—	—
December 31, 2015	—	13.69	13.69	—	-6.62%	-6.62%	—	—	—
Inception April 17, 2015	—	14.66	14.66	—
Wells Fargo Advantage VT Funds:
Discovery Fund
December 31, 2017	6	11.35	42.87	251	13.50%	29.13%	0.00%	0.00%	0.15%
December 31, 2016	6	33.20	33.20	188	7.65%	7.65%	0.00%	—	—
December 31, 2015	3	30.84	30.84	107	-8.16%	-8.16%	0.00%	—	—
Inception April 17, 2015	—	33.58	33.58	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

		As of December 31 (unless noted)		CONTRACT			INVESTMENT	CONTRACT
	UNITS	UNIT VALUE		OWNERS' EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION	(000s)	Minimum	Maximum	(000s)	Minimum	Maximum	RATIO	Minimum	Maximum
Wells Fargo Advantage VT Funds: (continued)
Opportunity Fund
December 31, 2017	—	$11.20	$30.95	$—	12.00%	20.43%	—	0.00%	0.15%
December 31, 2016	—	25.70	25.70	—	12.23%	12.23%	—	—	—
December 31, 2015	—	22.90	22.90	—	-6.68%	-6.68%	—	—	—
Inception April 17, 2015	—	24.54	24.54	—
Westchester Capital Management:
Merger Fund VL
December 31, 2017	23	10.09	11.73	268	0.90%	2.53%	0.00%	0.00%	0.15%
December 31, 2016	14	11.44	11.44	162	2.51%	2.51%	0.89%	—	—
December 31, 2015	9	11.16	11.16	95	-2.28%	-2.28%	8.57%	—	—
Inception April 17, 2015	—	11.42	11.42	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

(5)  Unit Progression

The change in units outstanding for the year ended December 31, 2017 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:
Global Thematic Growth		—	3,473.4	(3,473.4)	—
Growth and Income		8,210.3	1,926.0	(743.9)	9,392.4
International Growth		—	9,932.3	(9,932.3)	—
International Value		2,164.5	2,993.2	(2,169.2)	2,988.5
Small-Mid Cap Value		4,161.8	5,713.9	(446.4)	9,429.3
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		2,804.4	13,064.5	(13,064.5)	2,804.4
THE ALGER PORTFOLIOS:
Capital Appreciation		1,340.5	1,047.0	(28.1)	2,359.4
Large Cap Growth		443.1	—	(5.5)	437.6
Mid Cap Growth		—	19,630.0	(19,630.0)	—
ALPS VARIABLE INSURANCE TRUST:
Alerian Energy Infrastructure		37,359.6	4,241.5	(19,158.8)	22,442.3
ALPS VARIABLE INSURANCE TRUST:
Morningstar ETF Asset Allocation Series:
Balanced		3,715.2	4,461.8	(2.6)	8,174.4
Growth		2,131.1	—	(14.0)	2,117.1
Income and Growth		1,322.7	—	—	1,322.7
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		2,607.0	11,122.2	(43.6)	13,685.6
Income & Growth		1,938.0	1,913.6	(40.9)	3,810.7
Inflation Protection		8,285.0	1,321.7	(653.5)	8,953.2
International		—	28,884.0	(184.5)	28,699.5
Ultra		—	285.0	(16.4)	268.6
Value		—	919.0	(0.4)	918.6
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		10,725.8	34,169.0	(8,953.8)	35,941.0
Blue Chip Income and Growth		2,646.5	2,147.6	(2.8)	4,791.3
Bond		53,570.1	8,067.4	(8.6)	61,628.9
Global Bond		16.4	9,812.4	(55.0)	9,773.8
Growth		7,718.3	41,258.6	(18,090.0)	30,886.9
Growth-Income		15,373.2	6,911.6	(92.8)	22,192.0
High Income Bond		84,475.3	51,528.7	(81,745.2)	54,258.8
International		35,491.3	23,905.7	(1,913.5)	57,483.5
Managed Risk Asset Allocation		8,740.0	14,030.5	(409.6)	22,360.9
Managed Risk Blue Chip and Growth		2,094.8	9,556.6	(7,071.1)	4,580.3
Mortgage		62,949.6	2,350.8	(19,343.2)	45,957.2
New World		5,112.0	43,596.9	(9,599.1)	39,109.8
AMUNDI PIONEER ASSET MANAGEMENT:	a
Bond		10,198.7	5,969.1	(2,895.4)	13,272.4
Emerging Markets	b	—	543.8	(543.8)	—
Equity Income		434.2	11,066.8	(5.6)	11,495.4
Mid Cap Value		283.0	192.0	(237.6)	237.4
Strategic Income		1,094.7	8,830.0	(4,377.9)	5,546.8
BLACKROCK VARIABLE SERIES FUNDS:
Advantage Large Cap Core	c	—	1,465.5	(0.3)	1,465.2
Global Allocation		27,172.7	11,822.6	(11,633.3)	27,362.0
High Yield		18,715.7	87,711.9	(70,444.0)	35,983.6
iShares Alternative Strategies		—	4,460.3	(69.4)	4,390.9
Total Return		70,455.2	1,113.8	(26.1)	71,542.9
U.S. Government Bond		32,663.3	—	(476.7)	32,186.6
CALVERT VARIABLE PRODUCTS:
SRI Balanced		4,913.0	—	(15.6)	4,897.4

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy		20,326.1	7,733.5	(9.8)	28,049.8
Select Large-Cap Value		—	17,287.8	(631.5)	16,656.3
Select Smaller-Cap Value		—	507.5	—	507.5
Seligman Global Technology		—	32,366.2	(28,017.8)	4,348.4
Strategic Income		—	10,853.0	(3,801.8)	7,051.2
CREDIT SUISSE TRUST:
Commodity Return Strategy		1,355.5	—	(8.9)	1,346.6
DELAWARE VIP TRUST:
Small Cap Value Series		6,417.0	14,104.2	(1,854.7)	18,666.5
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Global Bond		72,710.6	26,896.2	(7,270.2)	92,336.6
VA Global Moderate Allocation		110,996.5	51,211.6	(22,587.5)	139,620.6
VA International Small		28,946.0	39,006.0	(3,317.9)	64,634.1
VA International Value		79,923.7	40,181.2	(19,356.1)	100,748.8
VA Short-Term Fixed		12,516.7	49,386.6	(28,195.5)	33,707.8
VA U.S. Large Value		43,037.8	38,922.6	(4,278.4)	77,682.0
VA U.S. Targeted Value		35,200.8	36,131.7	(9,229.0)	62,103.5
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		3,893.2	18,847.7	(15,067.1)	7,673.8
DREYFUS STOCK INDEX FUND:		81,480.2	31,607.5	(19,931.5)	93,156.2
DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC:	d	1,002.5	817.3	(2.4)	1,817.4
DREYFUS VARIABLE INVESTMENT FUND:
International Value		7,283.6	2,374.8	(725.5)	8,932.9
EATON VANCE VARIABLE TRUST:
Floating-Rate Income		95,150.5	63,122.5	(61,213.2)	97,059.8
Large-Cap Value	e	167.0	725.5	(892.5)	—
FEDERATED INSURANCE SERIES:
High Income Bond II		1,292.6	20,776.9	(18,984.2)	3,085.3
Kaufmann II		476.0	282.7	(0.4)	758.3
Managed Volatility II		2,610.3	2,761.5	(72.6)	5,299.2
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		1,098.2	65,145.0	(36,174.7)	30,068.5
Contrafund		3,110.7	6,398.6	(1,006.5)	8,502.8
Disciplined Small Cap		621.0	44,275.1	(39,625.0)	5,271.1
Freedom Income		—	4,431.8	—	4,431.8
Growth		2,012.6	2,131.2	(37.8)	4,106.0
Growth & Income		—	38,588.0	(38,588.0)	—
High Income		—	62,413.0	(60,119.8)	2,293.2
International Capital Appreciation		—	8,106.0	(68.0)	8,038.0
Investment Grade Bond		25,742.0	15,340.5	(1,554.7)	39,527.8
Mid Cap		2,618.6	527.9	(343.0)	2,803.5
Overseas		7,730.7	4,960.1	(159.6)	12,531.2
Real Estate		444.8	801.5	(9.5)	1,236.8
Strategic Income		5,009.4	21,840.8	(8,802.6)	18,047.6
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		—	219,307.6	(217,831.0)	1,476.6
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate		—	390.4	(14.5)	375.9
High Income	e	18.1	290.3	(308.4)	—
Income		1,211.5	6,134.0	(4,325.3)	3,020.2
Mutual Shares		2,402.8	936.5	(1,858.9)	1,480.4
Rising Dividends		11,401.0	7,678.8	(2,503.0)	16,576.8
Strategic Income		3,089.4	8,681.7	(3,254.4)	8,516.7
Templeton Global Bond		18,926.4	10,928.1	(913.1)	28,941.4
U.S. Government Securities		4,611.2	1,736.9	(3,508.4)	2,839.7

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives		1,046.3	3,246.6	(0.8)	4,292.1
Strategic Income		—	18,582.4	(17,592.4)	990.0
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Global Managed Futures Strategy		1,112.0	24,835.9	(17,361.7)	8,586.2
Multi-Hedge Strategies		6,586.0	7,079.4	(4.1)	13,661.3
Rydex Banking		—	4,690.3	(0.3)	4,690.0
Rydex Basic Materials		6,173.1	4,524.7	(9,661.1)	1,036.7
Rydex Biotechnology		—	11,897.9	(11,585.1)	312.8
Rydex Consumer Products		9,643.9	1,396.5	(1,156.2)	9,884.2
Rydex Electronics		—	1,300.1	(0.5)	1,299.6
Rydex Energy		1,350.2	825.8	(23.6)	2,152.4
Rydex Energy Services		—	3,834.3	(3,834.3)	—
Rydex Europe 1.25X Strategy		—	8,747.5	(8,747.5)	—
Rydex Financial Services		1,354.2	4,563.9	(4,034.6)	1,883.5
Rydex Government Long Bond 1.2X Strategy		—	6,109.5	(6,109.5)	—
Rydex Health Care		604.0	3,298.8	(2,617.8)	1,285.0
Rydex Internet		—	4,971.6	(4,016.4)	955.2
Rydex Inverse Gov't Long Bond Strategy		—	28,996.4	(23,110.7)	5,885.7
Rydex Leisure		—	927.0	(927.0)	—
Rydex Mid Cap 1.5X Strategy		—	1,259.8	(1,259.8)	—
Rydex NASDAQ-100®		538.6	6,812.9	(5,934.3)	1,417.2
Rydex NASDAQ-100® 2X Strategy		3,386.2	12,860.6	(12,315.9)	3,930.9
Rydex Nova		8,795.4	—	(0.3)	8,795.1
Rydex Precious Metals		7,839.4	17,581.3	(25,420.7)	—
Rydex Real Estate		885.3	4,496.5	(2,015.5)	3,366.3
Rydex Retailing		676.5	1,050.2	(776.0)	950.7
Rydex S&P 500 2X Strategy		—	11,082.1	(5,041.5)	6,040.6
Rydex S&P 500 Pure Growth		—	2,686.1	(2,686.1)	—
Rydex S&P 500 Pure Value		795.9	3,759.5	(2,660.6)	1,894.8
Rydex S&P MidCap 400 Pure Growth		—	1,259.4	(1,259.4)	—
Rydex S&P MidCap 400 Pure Value		—	1,540.6	(1,540.6)	—
Rydex S&P SmallCap 600 Pure Growth		126.1	1,914.2	(2,040.3)	—
Rydex S&P SmallCap 600 Pure Value		1,374.3	—	(1,374.3)	—
Rydex Technology		714.0	2,995.9	(2,337.5)	1,372.4
Rydex Telecommunications		1,346.8	480.7	(231.3)	1,596.2
Rydex Transportation		—	4,084.2	(2,718.1)	1,366.1
Rydex Utilities		713.7	4,466.7	(4,253.9)	926.5
VT Floating Rate Strategies		88,448.3	41,465.7	(91,929.5)	37,984.5
VT High Yield		—	69,126.7	(58,730.4)	10,396.3
VT Small Cap Value		—	25,254.2	(24,334.3)	919.9
VT StylePlus Large Growth		—	1,425.5	(0.4)	1,425.1
VT StylePlus Mid Growth		—	723.2	(86.3)	636.9
VT U.S. Total Return Bond		2,699.0	75,030.9	(9,160.2)	68,569.7
INVESCO VARIABLE INSURANCE FUNDS:
Balanced-Risk Allocation		13.6	16,408.5	(10,882.0)	5,540.1
Comstock		—	1,662.5	(1,662.5)	—
Core Equity		—	21,983.4	(21,983.4)	—
Core Plus Bond		—	16,851.3	(1.6)	16,849.7
Diversified Dividend		10,157.3	9,036.8	(5,107.8)	14,086.3
Equity and Income		5,277.0	24,178.8	(6,252.9)	23,202.9
Global Health Care		—	458.7	(0.2)	458.5
Global Real Estate		1,237.7	2,122.8	(60.9)	3,299.6
Government Money Market		327,975.9	2,518,890.9	(2,049,311.3)	797,555.5
Government Securities		595.4	5,431.7	(5,761.2)	265.9
International Growth		1,135.9	587.9	(104.8)	1,619.0
Mid Cap Core Equity		299.7	20,723.9	(20,725.0)	298.6
Technology		213.3	13,408.8	(10,337.1)	3,285.0

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
IVY VARIABLE INSURANCE PORTFOLIOS, INC.:
Asset Strategy		3,941.2	—	(3,941.2)	—
Global Bond		1,318.6	1,957.1	(89.3)	3,186.4
High Income		75.1	29,749.9	(29,041.3)	783.7
Limited Term Bond		478.1	2,113.3	(1.4)	2,590.0
Science and Technology		—	1,878.2	(411.5)	1,466.7
JANUS HENDERSON VIT FUNDS – INSTITUTIONAL: f
Balanced		30,168.5	23,060.2	(2,044.4)	51,184.3
Enterprise		9,209.3	9,325.3	(1,641.5)	16,893.1
Forty		1,831.9	19,490.0	(1,565.7)	19,756.2
Global Research		—	252.2	—	252.2
Overseas		—	1,867.7	(478.1)	1,389.6
Perkins Mid Cap Value		2,393.5	1,727.7	(214.7)	3,906.5
Research	g	4,694.6	1,166.5	(119.5)	5,741.6
JANUS HENDERSON VIT FUNDS – SERVICE:	f
Flexible Bond		26,028.6	3,704.9	(123.9)	29,609.6
Global Unconstrained Bond		—	10,916.3	(941.8)	9,974.5
U.S. Low Volatility		—	1,440.7	(0.7)	1,440.0
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Markets Value Trust		2,748.3	7,784.3	(7,622.6)	2,910.0
JPMORGAN INSURANCE TRUST:
Global Allocation		7,888.3	51,297.1	(16,941.2)	42,244.2
Income Builder		17,754.8	—	(21.7)	17,733.1
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity		3,324.7	10,415.1	(6,376.3)	7,363.5
International Equity		35,198.5	20,471.9	(275.8)	55,394.6
Multi-Asset Targeted Volatility			—		—
US Small-Mid Cap Equity		6,875.4	34,555.7	(34,016.3)	7,414.8
US Strategic Equity		—	20,804.4	(20,804.4)	—
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth		—	368.7	(26.0)	342.7
ClearBridge Large Cap Growth		1,910.1	859.1	(8.7)	2,760.5
ClearBridge Small Cap Growth		5,110.1	1,032.7	(469.5)	5,673.3
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		157.0	46,871.8	(42,457.6)	4,571.2
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		9,669.0	48,209.3	(4,008.8)	53,869.5
Calibrated Dividend Growth		12,173.2	—	(0.3)	12,172.9
Growth and Income		—	22,100.3	(22,100.3)	—
International Opportunities		7,728.0	3,157.8	(1,114.7)	9,771.1
MAINSTAY VP FUNDS TRUST:
MainStay VP Convertible Service	j	—	8,190.2	(0.4)	8,189.8
MFS VARIABLE INSURANCE TRUST:
Growth Series		19,452.1	177.3	(1,762.3)	17,867.1
Value Series		20,244.0	—	(2,047.1)	18,196.9
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index		2,311.0	5,341.5	(1,714.8)	5,937.7
International Index		29,932.1	54,768.7	(1,558.2)	83,142.6
Mid Cap Index		3,794.7	141,947.2	(130,779.8)	14,962.1
Multi-Manager Mid Cap Value I	j	—	4,508.3	(0.1)	4,508.2
NW DoubleLine Total Return Tactical	q	—	11,771.9	—	11,771.9
S&P 500 Index		1,846.0	63,609.4	(1,181.8)	64,273.6
Small Cap Index		1,573.9	9,042.5	(71.7)	10,544.7

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		311.1	0.7	(311.8)	—
Mid-Cap Growth		2,444.6	15,495.0	(14,250.8)	3,688.8
Mid Cap Intrinsic Value		7,013.1	1,656.6	(420.1)	8,249.6
Short Duration Bond		3,575.1	3,504.9	(60.5)	7,019.5
Socially Responsive		746.0	—	(1.4)	744.6
US Equity Index PutWrite Strategy Portfolio	h	2,976.9	—	(0.5)	2,976.4
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced		—	19,571.2	(102.7)	19,468.5
Anchor Tactical Credit Strategies	l	—	1,942.7	(1,942.7)	—
BTS Tactical Fixed Income		2,507.1	373.4	(1,686.7)	1,193.8
JNF Exceed Defined Shield	i	2,223.7	—	(2,223.7)	—
Mariner Managed Futures Strategy	k	571.1	—	(571.1)	—
Power Momentum	m	304.1	—	(0.1)	304.0
TOPS Managed Risk Moderate Growth ETF – CL 2		—	8,454.8	(8,454.8)	—
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Global		—	7,131.7	(4,346.6)	2,785.1
Global Strategic Income		—	1,595.8	(0.3)	1,595.5
International Growth		1,543.1	1,259.4	(3.6)	2,798.9
Main Street®		—	1,541.8	(1,541.8)	—
Total Return Bond	n	3,102.7	6,951.5	(928.9)	9,125.3
PIMCO VARIABLE INSURANCE TRUST:
CommodityRealReturn Strategy		3,794.0	4,595.1	(2.0)	8,387.1
Emerging Markets Bond		9,639.5	24,802.2	(18,320.7)	16,121.0
Foreign Bond US Dollar-Hedged		9,511.6	9,386.2	(7,784.3)	11,113.5
Global Bond Unhedged		2,230.0	283.2	(223.5)	2,289.7
Global Multi-Asset		—	1,865.7	(11.1)	1,854.6
High Yield		1,325.2	34,174.9	(25,592.3)	9,907.8
Income		21,810.3	49,855.1	(11,709.4)	59,956.0
Long-Term US Government		6,443.1	57.4	(1,007.8)	5,492.7
Low Duration		20,773.6	1,559.2	(1,556.2)	20,776.6
Real Return		13,221.8	13,669.8	(8,640.3)	18,251.3
Short-Term		11,033.8	13,540.2	(1,917.7)	22,656.3
Total Return		64,960.2	37,796.5	(5,618.4)	97,138.3
Unconstrained Bond		3,457.0	2,520.5	(1,020.4)	4,957.1
PROFUNDS VP:
Asia 30		—	4,074.2	(4,074.2)	—
Basic Materials		614.6	—	(614.6)	—
Bear		41,383.8	18,835.3	(60,219.1)	—
Bull		—	298.6	(0.3)	298.3
Emerging Markets		2,153.8	35,330.0	(35,208.3)	2,275.5
Europe 30		—	4,541.7	(2,112.3)	2,429.4
Financials		—	4,959.9	(7.6)	4,952.3
Government Money Market		48,300.0	27,024.6	(66,766.9)	8,557.7
Industrials		817.0	179.4	(11.7)	984.7
Internet		—	11,295.4	(8,733.3)	2,562.1
Japan		—	12,579.7	(9,820.9)	2,758.8
Large-Cap Growth		—	8,503.9	(0.5)	8,503.4
Mid-Cap		949.9	2,723.9	(1,936.9)	1,736.9
Mid-Cap Value		—	936.4	(5.6)	930.8
NASDAQ-100		1,481.7	5,847.0	(6,986.3)	342.4
Precious Metals		—	7,305.0	(7,305.0)	—
Semiconductor		—	10,880.9	(8,640.0)	2,240.9
Small-Cap Growth		—	5,321.1	(0.8)	5,320.3
Small-Cap Value		1,175.2	540.7	(221.7)	1,494.2
Telecommunications		—	682.3	(4.1)	678.2
UltraMid-Cap		—	1,529.0	(0.2)	1,528.8
UltraNASDAQ-100		—	4,681.4	(4,681.4)	—
UltraSmall-Cap		7,747.8	—	(7,747.8)	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PUTNAM VARIABLE TRUST:
Diversified Income		—	2,929.2	(12.0)	2,917.2
Equity Income		6,031.8	15,046.3	(1,727.1)	19,351.0
High Yield		—	57,910.8	(22,539.7)	35,371.1
Income		3,364.2	2,455.5	(96.3)	5,723.4
REDWOOD INVESTMENT MANAGEMENT:
Managed Volatility Class N		—	1,841.7	(906.4)	935.3
ROYCE CAPITAL FUND:
Micro-Cap		670.5	617.7	(665.7)	622.5
Small-Cap		—	3,481.7	(786.8)	2,694.9
SEI INSURANCE PRODUCTS TRUST:
Conservative Strategy		14,078.1	—	(14,078.1)	—
Moderate Strategy		2,229.7	—	(2,229.7)	—
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		18,880.6	20,719.1	(7,864.5)	31,735.2
Equity Income II		667.6	2,204.6	(623.7)	2,248.5
Health Sciences II		338.5	4,083.7	(2,573.8)	1,848.4
T. ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond II		3,146.2	—	(1.6)	3,144.6
THIRD AVENUE VARIABLE SERIES TRUST:
Value		—	2,638.3	(2,638.3)	—
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund		15,865.2	41,278.2	(47,240.1)	9,903.3
VANECK VIP TRUST:
Emerging Markets		13,581.2	65,501.1	(47,327.2)	31,755.1
Global Gold		6,886.2	70,952.8	(71,924.3)	5,914.7
Global Hard Assets		578.1	189.1	(295.9)	471.3
Unconstrained Emerging Markets Bond		—	18,396.5	(17,668.0)	728.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced		95,968.6	175,015.2	(59,803.0)	211,180.8
Capital Growth		35,495.6	43,327.7	(2,191.5)	76,631.8
Diversified Value		45,961.1	28,313.9	(22,111.4)	52,163.6
Equity Income		31,591.1	50,032.3	(7,667.5)	73,955.9
Equity Index		109,811.5	90,098.4	(25,769.9)	174,140.0
Growth		556.6	13,828.0	(546.0)	13,838.6
High Yield Bond		13,624.8	76,318.4	(11,424.4)	78,518.8
International		75,155.3	152,438.8	(54,912.8)	172,681.3
Mid-Cap Index		12,383.7	33,030.9	(6,590.1)	38,824.5
REIT Index		44,804.2	18,187.7	(15,485.0)	47,506.9
Short-Term Investment Grade		95,436.9	185,383.6	(20,730.0)	260,090.5
Small Company Growth		2,069.0	16,033.5	(326.5)	17,776.0
Total Bond Market Index		208,175.4	206,490.8	(76,438.7)	338,227.5
Total Stock Market Index		76,269.5	112,601.4	(17,915.9)	170,955.0
VIRTUS VARIABLE INSURANCE TRUST:
Duff & Phelps Real Estate Securities Series	o	1,324.0	582.0	(19.8)	1,886.2
Newfleet Multi-Sector Intermediate Bond	p	—	10,069.4	(489.2)	9,580.2
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery		5,662.1	434.3	(239.2)	5,857.2
WESTCHESTER CAPITAL MANAGEMENT:
Merger Fund VL		14,145.9	9,367.4	(698.5)	22,814.8
		3,244,003.3	7,250,711.6	(4,721,040.3)	5,773,674.6

*  See Footnote 6 for details.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

(5)  Unit Progression

The change in units outstanding for the year ended December 31, 2016 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:
Growth and Income		—	11,177.0	(2,966.7)	8,210.3
International Value		—	2,165.0	(0.5)	2,164.5
Small-Mid Cap Value		1,398.7	3,157.4	(394.3)	4,161.8
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		740.3	2,396.5	(332.4)	2,804.4
THE ALGER PORTFOLIOS:
Capital Appreciation		837.0	504.4	(0.9)	1,340.5
Large Cap Growth		—	445.0	(1.9)	443.1
ALPS VARIABLE INSURANCE TRUST:
Alerian Energy Infrastructure		17,050.8	25,785.5	(5,476.7)	37,359.6
Red Rocks Listed Private Equity			4,765.2	(4,765.2)	—
ALPS VARIABLE INSURANCE TRUST:
Morningstar ETF Asset Allocation Series:	b
Balanced		—	3,716.2	(1.0)	3,715.2
Growth		—	2,131.4	(0.3)	2,131.1
Income and Growth		—	1,322.7	—	1,322.7
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		—	2,607.7	(0.7)	2,607.0
Income & Growth		1,496.1	442.9	(1.0)	1,938.0
Inflation Protection		—	8,287.2	(2.2)	8,285.0
International		—	2,451.2	(2,451.2)	—
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		947.4	9,786.8	(8.4)	10,725.8
Blue Chip Income and Growth		—	2,646.5	—	2,646.5
Bond		—	53,570.1	—	53,570.1
Global Bond		—	16.4	—	16.4
Growth		12,834.5	2,104.0	(7,220.2)	7,718.3
Growth-Income		—	21,341.9	(5,968.7)	15,373.2
High Income Bond		—	84,475.3	—	84,475.3
International		18,835.6	24,215.6	(7,559.9)	35,491.3
Managed Risk Asset Allocation		9,106.2	—	(366.2)	8,740.0
Managed Risk Blue Chip and Growth		—	2,094.8	—	2,094.8
Mortgage		37,152.3	29,370.3	(3,573.0)	62,949.6
New World		—	13,808.0	(8,696.0)	5,112.0
BLACKROCK VARIABLE SERIES FUNDS:
Global Allocation		21,736.9	9,217.1	(3,781.3)	27,172.7
High Yield		12,591.4	7,790.3	(1,666.0)	18,715.7
Total Return		5,375.5	65,092.9	(13.2)	70,455.2
U.S. Government Bond		13,919.8	20,349.2	(1,605.7)	32,663.3
CALVERT VARIABLE PRODUCTS:
SRI Balanced		—	4,916.9	(3.9)	4,913.0
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy		—	21,939.7	(1,613.6)	20,326.1
Seligman Global Technology		—	1,575.5	(1,575.5)	—
CREDIT SUISSE TRUST:
Commodity Return Strategy		—	1,355.7	(0.2)	1,355.5
DELAWARE VIP TRUST:
Small Cap Value Series		—	6,800.6	(383.6)	6,417.0
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Global Bond		466.8	72,375.0	(131.2)	72,710.6
VA Global Moderate Allocation		92,496.1	18,509.9	(9.5)	110,996.5
VA International Small		13,691.1	16,181.6	(926.7)	28,946.0
VA International Value		44,899.9	40,220.7	(5,196.9)	79,923.7
VA Short-Term Fixed		681.3	11,868.6	(33.2)	12,516.7

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
DFA INVESTMENT DIMENSIONS GROUP, INC.: (continued)
VA U.S. Large Value		25,176.6	26,787.1	(8,925.9)	43,037.8
VA U.S. Targeted Value		8,512.7	30,708.8	(4,020.7)	35,200.8
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		1,880.7	2,412.8	(400.3)	3,893.2
DREYFUS SUSTAINABLE U.S. EQUITY FUND:	k	—	1,003.6	(1.1)	1,002.5
DREYFUS STOCK INDEX FUND:		—	151,128.9	(69,648.7)	81,480.2
DREYFUS VARIABLE INVESTMENT FUND:
International Value		—	7,709.6	(426.0)	7,283.6
EATON VANCE VARIABLE TRUST:
Floating-Rate Income		248.2	144,974.1	(50,071.8)	95,150.5
Large-Cap Value		—	167.0	—	167.0
FEDERATED INSURANCE SERIES:
High Income Bond II		—	4,098.0	(2,805.4)	1,292.6
Kaufmann II		—	476.0	—	476.0
Managed Volatility II		7,549.1	2,610.9	(7,549.7)	2,610.3
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		6,040.1	1,275.7	(6,217.6)	1,098.2
Contrafund		4,380.3	3,111.0	(4,380.6)	3,110.7
Disciplined Small Cap		—	621.4	(0.4)	621.0
Growth		1,666.7	524.2	(178.3)	2,012.6
Investment Grade Bond		—	30,262.2	(4,520.2)	25,742.0
Mid Cap		1,818.9	2,619.0	(1,819.3)	2,618.6
Overseas		6,281.5	1,476.6	(27.4)	7,730.7
Real Estate		—	4,924.0	(4,479.2)	444.8
Strategic Income		3,784.4	1,896.4	(671.4)	5,009.4
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		1,493.3	—	(1,493.3)	—
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
High Income		—	18.1	—	18.1
Income		—	1,211.5	—	1,211.5
Mutual Shares		1,362.0	1,041.8	(1.0)	2,402.8
Rising Dividends		—	12,377.9	(976.9)	11,401.0
Strategic Income		5,387.0	8,024.9	(10,322.5)	3,089.4
Templeton Global Bond		17,672.3	5,169.0	(3,914.9)	18,926.4
U.S. Government Securities		4,586.6	1,717.2	(1,692.6)	4,611.2
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives		—	1,046.3	—	1,046.3
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Global Managed Futures Strategy		352.3	761.1	(1.4)	1,112.0
Multi-Hedge Strategies		6,178.3	937.9	(530.2)	6,586.0
Rydex Basic Materials		—	6,321.3	(148.2)	6,173.1
Rydex Biotechnology		73.2	73.7	(146.9)	—
Rydex Consumer Products		27,789.5	29,477.4	(47,623.0)	9,643.9
Rydex Energy		250.8	1,376.5	(277.1)	1,350.2
Rydex Energy Services		—	241.8	(241.8)	—
Rydex Financial Services		—	1,599.6	(245.4)	1,354.2
Rydex Government Long Bond 1.2X Strategy		—	2,536.9	(2,536.9)	—
Rydex Health Care		8,531.2	12,909.8	(20,837.0)	604.0
Rydex Internet		—	93.0	(93.0)	—
Rydex NASDAQ-100®		1,955.1	2,328.2	(3,744.7)	538.6
Rydex NASDAQ-100® 2X Strategy		3,458.0	4,131.1	(4,202.9)	3,386.2
Rydex Nova		—	8,795.4	—	8,795.4
Rydex Precious Metals		—	7,839.4	—	7,839.4
Rydex Real Estate		—	887.1	(1.8)	885.3
Rydex Retailing		—	677.9	(1.4)	676.5
Rydex Russell 2000® 1.5X Strategy		—	125.2	(125.2)	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex S&P 500 Pure Growth		1,272.7	—	(1,272.7)	—
Rydex S&P 500 Pure Value		—	2,533.7	(1,737.8)	795.9
Rydex S&P SmallCap 600 Pure Growth		—	126.1	—	126.1
Rydex S&P SmallCap 600 Pure Value		1,087.9	432.2	(145.8)	1,374.3
Rydex Technology		—	845.4	(131.4)	714.0
Rydex Telecommunications		—	1,349.1	(2.3)	1,346.8
Rydex Transportation		—	118.0	(118.0)	—
Rydex Utilities		—	1,028.8	(315.1)	713.7
VT Floating Rate Strategies		22,080.0	115,721.4	(49,353.1)	88,448.3
VT U.S. Total Return Bond		—	2,699.9	(0.9)	2,699.0
INVESCO VARIABLE INSURANCE FUNDS:
Balanced-Risk Allocation		—	9,674.2	(9,660.6)	13.6
Comstock		1,487.8	156.6	(1,644.4)	—
Diversified Dividend		1,283.9	21,444.2	(12,570.8)	10,157.3
Equity and Income		—	5,277.9	(0.9)	5,277.0
Global Health Care		—	743.4	(743.4)	—
Global Real Estate		1,290.4	91.8	(144.5)	1,237.7
Government Money Market	c	237,257.1	2,182,454.2	(2,091,735.4)	327,975.9
Government Securities		—	2,308.3	(1,712.9)	595.4
International Growth		—	1,135.9	—	1,135.9
Mid Cap Core Equity		1,744.7	—	(1,445.0)	299.7
Technology		—	213.3	—	213.3
IVY VARIABLE INSURANCE PORTFOLIOS, INC.:	d
Asset Strategy		—	3,942.3	(1.1)	3,941.2
Global Bond		—	1,320.0	(1.4)	1,318.6
High Income		75.9	—	(0.8)	75.1
Limited Term Bond		—	478.1	—	478.1
Mid Cap Growth		—	2,663.6	(2,663.6)	—
JANUS HENDERSON VIT FUNDS – INSTITUTIONAL:		l
Balanced		21,788.9	20,423.4	(12,043.8)	30,168.5
Enterprise		4,619.4	8,569.0	(3,979.1)	9,209.3
Forty		—	1,832.9	(1.0)	1,831.9
Research	m	3,185.5	1,622.7	(113.6)	4,694.6
Overseas		—	3,082.7	(3,082.7)	—
Perkins Mid Cap Value		—	2,394.4	(0.9)	2,393.5
JANUS HENDERSON VIT FUNDS – SERVICE:	l
Flexible Bond		13,364.1	15,037.9	(2,373.4)	26,028.6
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Markets Value Trust		—	2,750.8	(2.5)	2,748.3
JPMORGAN INSURANCE TRUST:
Global Allocation		—	7,891.8	(3.5)	7,888.3
Income Builder		—	17,762.5	(7.7)	17,754.8
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity		2,072.7	2,738.6	(1,486.6)	3,324.7
International Equity		21,515.3	13,705.3	(22.1)	35,198.5
US Small-Mid Cap Equity		3,546.1	3,338.6	(9.3)	6,875.4
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
BW Absolute Return Opportunities Portfolio	e	—	2,023.2	(2,023.2)	—
ClearBridge Large Cap Growth		—	4,526.0	(2,615.9)	1,910.1
ClearBridge Small Cap Growth		2,760.1	4,394.3	(2,044.3)	5,110.1
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		388.0	157.1	(388.1)	157.0
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		8,430.5	96,339.3	(95,100.8)	9,669.0
Calibrated Dividend Growth		—	12,173.2	—	12,173.2

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
LORD ABBETT SERIES FUND, INC.: (continued)
Growth and Income		—	—	—	—
International Opportunities		6,899.2	842.3	(13.5)	7,728.0
MFS VARIABLE INSURANCE TRUST:
Growth Series		—	22,669.5	(3,217.4)	19,452.1
Value Series		—	21,958.9	(1,714.9)	20,244.0
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index		—	2,311.0	—	2,311.0
International Index		—	29,951.9	(19.8)	29,932.1
Mid Cap Index		2,532.0	1,980.8	(718.1)	3,794.7
S&P 500 Index		—	1,846.0	—	1,846.0
Small Cap Index		1,128.2	500.0	(54.3)	1,573.9
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
US Equity PutWrite Strategy	n	3,405.4	1,233.4	(1,661.9)	2,976.9
Large Cap Value		—	311.2	(0.1)	311.1
Mid-Cap Growth		2,081.0	435.2	(71.6)	2,444.6
Mid Cap Intrinsic Value		4,856.3	2,407.4	(250.6)	7,013.1
Short Duration Bond		3,503.1	601.9	(529.9)	3,575.1
Socially Responsive		—	746.8	(0.8)	746.0
NORTHERN LIGHTS VARIABLE TRUST:
BTS Tactical Fixed Income		—	12,330.1	(9,823.0)	2,507.1
JNF Exceed Defined Shield	f	—	2,225.6	(1.9)	2,223.7
Power Momentum	o	—	304.1	—	304.1
Mariner Managed Futures Strategy		—	571.1	—	571.1
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Total Return Bond	p	4,128.4	198.8	(1,224.5)	3,102.7
International Growth		1,842.7	1,544.8	(1,844.4)	1,543.1
PIMCO VARIABLE INSURANCE TRUST:
All Asset		2,675.8	—	(2,675.8)	—
CommodityRealReturn Strategy		3,508.0	2,940.2	(2,654.2)	3,794.0
Emerging Markets Bond		8,284.1	6,916.0	(5,560.6)	9,639.5
Foreign Bond US Dollar-Hedged		349.9	21,737.8	(12,576.1)	9,511.6
Global Bond Unhedged		—	2,416.8	(186.8)	2,230.0
High Yield		—	2,016.2	(691.0)	1,325.2
Income	a	—	21,815.1	(4.8)	21,810.3
Long-Term US Government		—	10,907.1	(4,464.0)	6,443.1
Low Duration		16,370.8	11,893.5	(7,490.7)	20,773.6
Real Return		1,136.1	12,624.2	(538.5)	13,221.8
Short-Term		2,483.4	9,567.7	(1,017.3)	11,033.8
Total Return		23,257.9	63,117.5	(21,415.2)	64,960.2
Unconstrained Bond		2,156.8	2,344.4	(1,044.2)	3,457.0
AMUNDI PIONEER ASSET MANAGEMENT:	j
Bond		1,738.9	10,613.4	(2,153.6)	10,198.7
Equity Income		—	2,840.5	(2,406.3)	434.2
Mid Cap Value		—	283.0	—	283.0
Strategic Income		—	1,495.5	(400.8)	1,094.7
PROFUNDS VP:
Basic Materials		—	614.7	(0.1)	614.6
Bear		—	42,572.1	(1,188.3)	41,383.8
Bull		—	930.2	(930.2)	—
Emerging Markets		—	2,450.1	(296.3)	2,153.8
Government Money Market	g	19,977.1	78,407.9	(50,085.0)	48,300.0
Industrials		—	818.7	(1.7)	817.0
Large-Cap Growth		—	82,279.7	(82,279.7)	—
Mid-Cap		—	1,859.9	(910.0)	949.9
NASDAQ-100		—	5,749.0	(4,267.3)	1,481.7
Precious Metals		—	16,405.9	(16,405.9)	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PROFUNDS VP: (continued)
Rising Rates Opportunity		—	3,419.3	(3,419.3)	—
Semiconductor		—	10,131.1	(10,131.1)	—
Short Mid-Cap		—	3,188.2	(3,188.2)	—
Short NASDAQ-100		—	17,946.1	(17,946.1)	—
Small-Cap Growth		—	2,324.7	(2,324.7)	—
Small-Cap Value		360.4	1,026.4	(211.6)	1,175.2
Telecommunications		—	5,832.2	(5,832.2)	—
U.S. Government Plus		—	9,331.2	(9,331.2)	—
UltraSmall-Cap		—	7,747.8	—	7,747.8
PUTNAM VARIABLE TRUST:
Equity Income		5,204.9	839.0	(12.1)	6,031.8
Income		3,970.7	541.0	(1,147.5)	3,364.2
ROYCE CAPITAL FUND:
Micro-Cap		161.0	529.7	(20.2)	670.5
SEI INSURANCE PRODUCTS TRUST:
Conservative Strategy		14,195.7	—	(117.6)	14,078.1
Moderate Strategy		—	2,229.7	—	2,229.7
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		13,584.3	7,406.2	(2,109.9)	18,880.6
Equity Income II		—	859.2	(191.6)	667.6
Health Sciences II		144.5	868.1	(674.1)	338.5
T. ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond II		—	3,148.0	(1.8)	3,146.2
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund		—	15,865.2	—	15,865.2
VANECK VIP TRUST:	h
Emerging Markets		9,825.7	5,479.2	(1,723.7)	13,581.2
Global Gold		—	6,929.4	(43.2)	6,886.2
Global Hard Assets		—	5,288.7	(4,710.6)	578.1
Unconstrained Emerging Markets		263.9	—	(263.9)	—
VANGUARD VARIABLE INSURANCE FUND:
Balanced		11,741.2	87,497.4	(3,270.0)	95,968.6
Capital Growth		17,955.4	18,850.5	(1,310.3)	35,495.6
Diversified Value		27,542.6	19,457.8	(1,039.3)	45,961.1
Equity Income		—	37,766.5	(6,175.4)	31,591.1
Equity Index		22,149.1	89,397.4	(1,735.0)	109,811.5
Growth		9,721.0	737.2	(9,901.6)	556.6
High Yield Bond		2,002.3	11,706.9	(84.4)	13,624.8
International		5,645.2	70,329.3	(819.2)	75,155.3
Mid-Cap Index		10,778.5	2,696.1	(1,090.9)	12,383.7
REIT Index		16,699.9	31,773.8	(3,669.5)	44,804.2
Short-Term Investment Grade		22,894.1	76,933.2	(4,390.4)	95,436.9
Small Company Growth		369.9	1,750.8	(51.7)	2,069.0
Total Bond Market Index		63,353.6	150,720.4	(5,898.6)	208,175.4
Total Stock Market Index		60,153.7	32,746.1	(16,630.3)	76,269.5
VIRTUS VARIABLE INSURANCE TRUST:
Duff & Phelps Real Estate Securities	q	1,031.9	377.2	(85.1)	1,324.0
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery		3,465.9	2,294.2	(98.0)	5,662.1
Small Cap Value	i	1,799.2	—	(1,799.2)	—
WESTCHESTER CAPITAL MANAGEMENT:
Merger Fund VL		8,529.9	8,549.1	(2,933.1)	14,145.9
		1,247,797.1	4,996,110.3	(2,999,904.1)	3,244,003.3

*  See Footnote 6 for details.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

December 31, 2017

(6)  Detail Descriptions for Statement of Operations and Unit Progression Footnote References

For the period ending December 31, 2017:

a)  Amundi Pioneer Variable Insurance Trust was formerly known as Pioneer Variable Insurance Trust prior to its name change effective July 3, 2017.

b)  For the period January 1, 2017 through October 31, 2017 (liquidation of fund).

c)  BlackRock Advantage Large Cap Core was formerly known as BlackRock Large Cap Core prior to its name change effective June 12, 2017.

d)  Dreyfus Sustainable U.S. Equity was formerly known as Dreyfus Socially Responsible Growth prior to its name change effective May 1, 2017.

e)  For the period January 1, 2017 through April 27, 2017 (liquidation of fund).

f)  Janus Henderson VIT Funds was formerly known as Janus Aspen Series prior to its name change effective June 5, 2017.

g)  Janus Henderson Research was formerly known as Janus Aspen Janus Fund prior to its name change effective June 5, 2017

h)  Neuberger Berman AMT US Equity Index PutWrite Strategy was formerly known as AMT Absolute Return Multi-Manager prior to its name change effective May 1, 2017.

i)  For the period January 1, 2017 through January 25, 2017 (liquidation of fund).

j)  For the period May 1, 2017 (inception of fund) through December 31, 2017.

k)  For the period January 1, 2017 through March 20, 2017 (liquidation of fund).

l)  For the period January 1, 2017 through December 29, 2017 (liquidation of fund).

m)  Northern Lights Power Momentum was formerly known as JNF SSGA Sector Rotation prior to its name change effective March 1, 2017.

n)  Oppenheimer Total Return Bond was formerly known as Oppenheimer Core Bond prior to its name change effective April 28, 2017.

o)  Virtus Duff & Phelps International was formerly known as Virtus International prior to its name change effective April 28, 2017.

p)  Virtus Newfleet Multi-Sector Intermediate Bond was formerly known as Virtus Multi-Sector Fixed Income prior to its name change effective April 28, 2017.

q)  For the period November 3, 2017 (inception of fund) through December 31, 2017.

For the period ending December 31, 2016:

a)  For the period May 1, 2016 (inception of fund) through December 31, 2016.

b)  ALPS Morningstar ETF Assets Allocation Series as formerly known as the ALPS Ibbotson ETF Asset Allocation Series prior to its name change effective May 1, 2016

c)  Invesco V.I. Government Money Market was formerly known as Invesco V.I. Money Market prior to its name change effective May 1, 2016.

d)  Ivy Variable Insurance Portfolios were formerly known as Ivy Funds Variable Insurance Portfolios prior to its name change effective October 1, 2016.

e)  For the period January 1, 2016 through November 29, 2016 (liquidation of fund).

f)  JNF Exceed Defined Shield Index was formerly known as JNF SSGA Retirement Income prior to its name change effective February 22, 2016.

g)  ProFunds VP Government Money Market was formerly known as ProFunds VP Money Market prior to tis name change effective May 1, 2016.

h)  VanEck VIP Trust was formerly known as the Van Eck VIP Trust prior to its name change effective May 1 2016.

i)  For the period January 1, 2016 through April 28, 2016 (liquidation of fund).

j)  Amundi Pioneer Variable Insurance Trust was formerly known as Pioneer Variable Insurance Trust prior to its name change effective July 3, 2017.

k)  Dreyfus Sustainable U.S. Equity was formerly known as Dreyfus Socially Responsible Growth prior to its name change effective May 1, 2017.

l)  Janus Henderson VIT Funds was formerly known as Janus Aspen Series prior to its name change effective June 5, 2017.

m)  Janus Henderson Research was formerly known as Janus Aspen Janus Fund prior to its name change effective June 5, 2017

n)  Neuberger Berman AMT US Equity Index PutWrite Strategy was formerly known as AMT Absolute Return Multi-Manager prior to its name change effective May 1, 2017.

o)  Northern Lights Power Momentum was formerly known as JNF SSGA Sector Rotation prior to its name change effective March 1, 2017.

p)  Oppenheimer Total Return Bond was formerly known as Oppenheimer Core Bond prior to its name change effective April 28, 2017.

q)  Virtus Duff & Phelps Real Estate Securities was formerly known as Virtus Real Estate Securities prior to its name change effective April 28, 2017.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life of New York Annuity Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Jefferson National Life of New York Annuity Account 1 (the Separate Account) as of the date listed in the Appendix, the related statements of operations and changes in net assets for the year or period listed in the Appendix, and the related notes including the financial highlights in Note 4 for the year or period in the one-year period ended December 31, 2017 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2017, the results of its operations and changes in its net assets for the year or period listed in the Appendix, and the financial highlights for the year or period in the one-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles. The accompanying statements of operations and changes in net assets for the year or period ended December 31, 2016 and the financial highlights in Note 4 for each of the years or period in the four-year period ended December 31, 2016 were audited by other auditors whose report, dated April 28, 2017, expressed an unqualified opinion on those financial statements.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company's separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company's separate accounts since at least 1981.

Columbus, Ohio
April 25, 2018

APPENDIX

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the year then ended.

AB VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income Portfolio Class A

International Value Portfolio Class B

Small-Mid Cap Value Portfolio Class B

ADVISORS PREFERRED TRUST

Gold Bullion Strategy Portfolio

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

ALPS VARIABLE INVESTMENT TRUST

Alerian Energy Infrastructure Portfolio

ALPS VARIABLE INVESTMENT TRUST

Morningstar ETF Asset Allocations:

Balanced EFT Portfolio

Growth EFT Portfolio

Income & Growth EFT Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Ultra Fund

Value Fund

AMERICAN FUNDS INSURANCE SERIES

Asset Allocation Fund

Blue Chip Income and Growth Fund

Bond Fund

Global Bond Fund

Growth Fund

Growth-Income Fund

High-Income Bond Fund

International Fund

Managed Risk Asset Allocation Fund

Managed Risk Blue Chip Income & Growth Fund

Mortgage Fund

New World Fund

AMUNDI PIONEER VARIABLE CONTRACTS TRUST – Class II(1)

Bond Portfolio

Equity Income Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

BLACKROCK VARIABLE SERIES FUNDS

Advantage Large Cap Core V.I. Fund(1)

Global Allocation V.I. Fund

High Yield V.I. Fund

iShares Alternatives Strategies Fund

Total Return V.I. Fund

U.S. Government Bond V.I. Fund

CALVERT VARIABLE PRODUCTS

SRI Balanced Fund

COLUMBIA FUNDS VARIABLE SERIES TRUST

AQR Managed Futures Strategy Fund

Select Large-Cap Value Fund

Select Smaller-Cap Value Fund

Seligman Global Technology Fund

Strategic Income Fund

CREDIT SUISSE FUNDS

Commodity Return Strategy Portfolio

DELAWARE VIP TRUST

Small Cap Value Series

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Global Bond Portfolio

VA Global Moderate Allocation Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND

International Value Fund

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO INC.(1)

EATON VANCE VARIABLE TRUST

Floating-Rate Income Fund

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Balanced Portfolio

Contrafund Portfolio

Disciplined Small Cap Portfolio

Freedom Income Portfolio

Growth Portfolio

High Income Portfolio

International Capital Appreciation Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

FIRST EAGLE VARIABLE FUNDS

Overseas Variable Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Global Real Estate II Fund

Income II Fund

Mutual Shares II Fund

Rising Dividends II Fund

Strategic Income II Fund

Templeton Global Income II Fund

U.S. Government Securities II Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Multi-Strategy Alternatives Fund

Strategic Income Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

Global Managed Futures Strategy Fund

Multi-Hedge Strategies Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Consumer Products Fund

Rydex Electronics Fund

Continued

Rydex Energy Fund

Rydex Financial Services Fund

Rydex Health Care Fund

Rydex Internet Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex NASDAQ-100® Strategy Fund

Rydex Nova Fund

Rydex Real Estate Fund

Rydex Retailing Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Value Fund

Rydex Technology Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex Utilities Fund

VT Floating Rate Strategies Fund

VT High Yield Fund

VT Small Cap Value Fund

VT StylePlus Large Growth Fund

VT StylePlus Mid Growth Fund

VT U.S. Total Return Bond Fund

INVESCO VARIABLE INSURANCE FUNDS

Balanced-Risk Allocation Fund

Core Plus Bond Fund

Diversified Dividend Fund

Equity and Income Fund

Global Health Care Fund

Global Real Estate Fund

Government Money Market Fund

Government Securities Fund

International Growth Fund

Mid Cap Core Equity Fund

Technology Fund

IVY VARIABLE INSURANCE PORTFOLIOS, INC.

Global Bond Portfolio

High Income Portfolio

Limited Term Bond Portfolio

Science and Technology Portfolio

JANUS HENDERSON VIT FUNDS – Institutional Shares(1)

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

Overseas Portfolio

Perkins Mid Cap Value Portfolio

Research Portfolio(1)

JANUS HENDERSON VIT FUNDS – Service Shares(1)

Flexible Bond Portfolio

Global Unconstrained Bond Portfolio

U.S Low Volatility Portfolio

JOHN HANCOCK VARIABLE INSURANCE TRUST

Emerging Markets Value Trust

JPMORGAN INSURANCE TRUST

Global Allocation Portfolio

Income Builder Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Large Cap Growth Portfolio

ClearBridge Variable Small Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Bond Debenture Portfolio

Calibrated Dividend Growth Portfolio

International Opportunities Portfolio

MFS VARIABLE INSURANCE TRUST (Service Class)

Growth Series

Value Series

NATIONWIDE VARIABLE INSURANCE TRUST

Bond Index Fund

International Index Fund

Mid Cap Index Fund

S&P 500 Index Fund

Small Cap Index Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Mid Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

Socially Responsive Portfolio

US Equity Index PutWrite Strategy Portfolio(1)

NORTHERN LIGHTS VARIABLE TRUST

7Twelve Balanced Portfolio

BTS Tactical Income Portfolio

Power Momentum Portfolio(1)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Fund

Global Strategic Income Fund

International Growth Fund

Total Return Bond Fund(1)

PIMCO VARIABLE INSURANCE TRUST

CommodityRealReturn Strategy Portfolio

Emerging Markets Bond Portfolio

Foreign Bond US Dollar-Hedged Portfolio

Global Bond Unhedged Portfolio

Global Multi-Asset Portfolio

High Yield Portfolio

Income Portfolio

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

Unconstrained Bond Portfolio

PROFUNDS VP

Bull Fund

Emerging Markets Fund

Europe 30 Fund

Financials Fund

Government Money Market Fund

Industrials Fund

Internet Fund

Japan Fund

Large-Cap Growth Fund

Mid-Cap Fund

Continued

Mid-Cap Value Fund

NASDAQ-100 Fund

Semiconductor Fund

Small-Cap Growth Fund

Small-Cap Value Fund

Telecommunications Fund

UltraMid-Cap Fund

PUTNAM VARIABLE TRUST

Diversified Income Fund

Equity Income Fund

High Yield Fund

Income Fund

REDWOOD INVESTMENT MANAGEMENT

Managed Volatility Portfolio Class N

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

Equity Income Portfolio II

Health Sciences Portfolio II

T. ROWE PRICE FIXED INCOME SECURITIES

Limited-Term Bond Portfolio II

TORTOISE VARIABLE INSURANCE PORTFOLIO

MLP & Pipeline Fund

VANECK VIP TRUST

Emerging Markets Fund

Global Gold Fund

Global Hard Assets Fund

Unconstrained Emerging Markets Bond Fund

VANGUARD VARIABLE INSURANCE FUND

Balanced Portfolio

Capital Growth Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

High Yield Bond Portfolio

International Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Short-Term Investment Grade Portfolio

Small Company Growth Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

VIRTUS VARIABLE INSURANCE TRUST

Duff & Phelps Real Estate Securities Series

Newfleet Multi-Sector Intermediate Bond Series(1)

WELLS FARGO VT FUNDS

Discovery Fund

WESTCHESTER CAPITAL

Merger Fund VL

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from May 1, 2017 (inception) to December 31, 2017.

MAINSTAY VP FUNDS TRUST (Service Class)

Convertible Portfolio

NATIONWIDE VARIABLE INSURANCE TRUST

Multi-Manager Mid Cap Value Fund

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from November 3, 2017 (inception) to December 31, 2017.

NATIONWIDE VARIABLE INSURANCE TRUST

DoubleLine Total Return Tactical Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to January 25, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

JNF Exceed Defined Shield Index Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to March 20, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

Mariner Managed Futures Strategy Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to April 27, 2017 (liquidation).

EATON VANCE VARIABLE TRUST

Eaton Vance Large-Cap Value

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

High Income II Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to October 31, 2017 (liquidation).

AMUNDI PIONEER VARIABLE CONTRACTS TRUST(1)

Emerging Markets Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to December 29, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

Anchor Tactical Credit Strategies Fund

Statements of operations and changes in net assets for the year ended December 31, 2017.

AB VARIABLE PRODUCTS SERIES FUND, INC.

Global Thematic Growth Portfolio Class B

International Growth Portfolio Class B

THE ALGER PORTFOLIOS

Mid Cap Growth Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Growth & Income Portfolio

GUGGENHEIM VARIABLE INSURANCE FUNDS

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Government Long Bond 1.2X Strategy Fund

Rydex Leisure Fund

Rydex Mid Cap 1.5X Strategy Fund

Rydex Precious Metals Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex S&P SmallCap 600 Pure Value Fund

INVESCO VARIABLE INSURANCE FUNDS

Comstock Fund

Core Equity Fund

IVY VARIABLE INSURANCE PORTFOLIOS, INC.

Asset Strategy Portfolio

Continued

LAZARD RETIREMENT SERIES, INC.

US Strategic Equity Portfolio

LORD ABBETT SERIES FUND, INC.

Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Large Cap Value Portfolio

NORTHERN LIGHTS VARIABLE TRUST

TOPS Managed Risk Moderate Growth Portfolio Class 2

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Main Street Fund

PROFUNDS VP

Asia 30 Fund

Basic Materials Fund

Bear Fund

Precious Metals Fund

UltraNASDAQ-100 Fund

UltraSmall-Cap Fund

SEI INSURANCE PRODUCTS TRUST

Conservative Strategy Fund

Moderate Strategy Fund

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

(1)  See Note 6 to the financial statements for the former name of the sub-account.

Jefferson National Life of New York
Annuity Account 1

SPONSOR

Jefferson National Life Insurance Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Jefferson National Life Insurance Company)

2017 Statutory Financial Statements and Supplemental Schedules

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

The Board of Directors

Jefferson National Life Insurance Company of New York:

We have audited the accompanying financial statements of Jefferson National Life Insurance Company of New York, which comprise the statutory statement of admitted assets, liabilities, and capital and surplus as of December 31, 2017, and the related statutory statement of operations and changes in capital and surplus, and cash flow for the year then ended, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (“NYSDFS”). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by Jefferson National Life Insurance Company of New York using statutory accounting practices prescribed or permitted by the NYSDFS, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Jefferson National Life Insurance Company of New York as of December 31, 2017, or the results of its operations or its cash flows for the year then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of Jefferson National Life Insurance Company of New York as of December 31, 2017, and the results of its operations and its cash flow for the year then ended, in accordance with statutory accounting practices prescribed or permitted by the NYSDFS described in Note 2.

Other Matters

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments — Other Than Investments in Related Parties, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X to comply with the filing instructions for the Securities and Exchange Commission’s Form N-4. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

The accompanying financial statements of Jefferson National Life Insurance Company of New York as of December 31, 2016 and for the two-year period then ended were audited by other auditors whose report thereon, dated March 31, 2017, expressed an adverse opinion on those financial statements with respect to U.S. generally accepted accounting principles and an unmodified opinion with respect to statutory accounting practices prescribed or permitted by the NYSDFS.

Columbus, Ohio

April 26, 2018

2

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2017	2016

Admitted assets
Invested assets
Bonds	$6,342	$6,743
Cash, cash equivalents and short-term investments	515	756
Total invested assets	$6,857	$7,499
Accrued investment income	50	55
Deferred federal income tax assets, net	84	70
Other assets	26	14
Separate account assets	82,258	40,030
Total admitted assets	$89,275	$47,668

Liabilities, capital and surplus
Liabilities
Accounts payable and accrued expenses	$77	$79
Due to parent and affiliates	135	76
Asset valuation reserve	17	13
Other liabilities	9	371
Separate account liabilities	82,258	40,030
Total liabilities	$82,496	$40,569

Capital and surplus
Capital shares ($1.00 par value; authorized - 2,000,000 shares, issued and outstanding — 2,000,000 shares)	$2,000	$2,000
Additional paid-in capital	5,649	5,649
Unassigned surplus	(870)	(550)
Total capital and surplus	$6,779	$7,099
Total liabilities, capital and surplus	$89,275	$47,668

See accompanying notes to statutory financial statements.

3

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2017	2016	2015

Revenues
Premiums and annuity considerations	$38,556	$23,516	$16,043
Net investment income	138	138	121
Amortization of interest maintenance reserve	(4)	(2)	(1)
Policyholder fee income	59	24	4
Other revenues	155	88	6
Total revenues	$38,904	$23,764	$16,173

Benefits and expenses
Benefits to policyholders and beneficiaries	$3,179	$871	$122
General and administrative expenses	444	520	332
Taxes, licenses and fees	86	18	15
Net transfers to separate accounts	35,377	22,645	15,921
Total benefits and expenses	$39,086	$24,054	$16,390

Loss before federal income tax expense and net realized capital losses on investments	$(182)	$(290)	$(217)
Federal income tax expense	149	46	44

Loss before net realized capital losses on investments	$(331)	$(336)	$(261)

Net realized capital losses on investments, net of federal income tax expense of $0, $0 and $0 in 2017, 2016 and 2015, respectively, and excluding $(3), $0 and $(14) of net realized capital gains (losses) transferred to the interest maintenance reserve in 2017, 2016 and 2015, respectively	—	—	—
Net loss	$(331)	$(336)	$(261)

See accompanying notes to statutory financial statements.

4

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

	Capital	Additional	Unassigned	Capital and
(in thousands)	shares	paid-in capital	deficit	surplus
Balance as of December 31, 2014	$—	$—	$—	$—

Paid-in capital	2,000	—	—	2,000
Paid-in surplus	—	5,649	—	5,649
Net loss	—	—	(261)	(261)
Change in asset valuation reserve	—	—	(7)	(7)
Change in deferred income taxes	—	—	92	92
Change in nonadmitted assets	—	—	(13)	(13)
Balance as of December 31, 2015	$2,000	$5,649	$(189)	$7,460

Net loss	—	—	(336)	(336)
Change in asset valuation reserve	—	—	(6)	(6)
Change in deferred income taxes	—	—	125	125
Change in nonadmitted assets	—	—	(144)	(144)
Balance as of December 31, 2016	$2,000	$5,649	$(550)	$7,099

Net loss	—	—	(331)	(331)
Change in asset valuation reserve	—	—	(4)	(4)
Change in deferred income taxes	—	—	10	10
Change in nonadmitted assets	—	—	5	5
Balance as of December 31, 2017	$2,000	$5,649	$(870)	$6,779

See accompanying notes to statutory financial statements.

5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2017	2016	2015

Cash flows from operating activities:
Premiums collected, net of reinsurance	$38,556	$23,516	$16,043
Net investment income	205	203	138
Other revenue	214	112	10
Policy benefits and claims paid	(3,179)	(871)	(122)
Commissions, operating expenses and taxes, other than federal income tax	(530)	(572)	(313)
Net transfers to separate accounts	(35,377)	(22,645)	(15,921)
Federal income taxes paid	(44)	(43)	—
Net cash used in operating activities	$(155)	$(300)	$(165)

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$338	$545	$757
Total investment proceeds	$338	$545	$757
Cost of investments acquired:
Bonds		(714)	(3,504)
Total investments acquired	$—	$(714)	$(3,504)

Net cash provided by (used in) investing activities	$338	$(169)	$(2,747)

Cash flows from financing activities and miscellaneous sources:
Capital and paid-in surplus	$—	$—	$3,674
Other cash (used) provided	(424)	319	144
Net cash (used in) provided by financing activities and miscellaneous sources	$(424)	$319	$3,818
Net (decrease) increase in cash, cash equivalents and short-term investments	$(241)	$(150)	$906
Cash, cash equivalents and short-term investments at beginning of year	756	906	—
Cash, cash equivalents and short-term investments at end of year	$515	$756	$906

See accompanying notes to statutory financial statements.

6

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

(1)         Nature of Operations

Jefferson National Life Insurance Company of New York (“JNLNY” or “the Company”) was incorporated in 2014 and is a New York domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed in New York and is a wholly owned subsidiary of Jefferson National Life Insurance Company (“JNL”), an insurance company incorporated in the State of Texas, and a wholly owned subsidiary of Jefferson National Financial Corp (“JN Financial”), an insurance holding company incorporated in the state of Delaware. On March 1, 2017, Nationwide Life Insurance Company (“NLIC”) acquired all of the stock of JN Financial which resulted in JN Financial becoming a wholly owned subsidiary of NLIC. NLIC is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets one product, a flat insurance fee variable annuity called Monument Advisor to the New York market, primarily sold by independent registered investment advisors and other fee based advisors.

The Company is subject to regulation by New York, the state in which it is domiciled and transacts business. The Company is subject to periodic examinations by the New York State Department of Financial Services (“NYSDFS”).

(2)              Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the NYSDFS. Insurance companies domiciled in New York are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to certain modifications prescribed or permitted by NYSDFS (“NY SAP”). There were no significant differences between NY SAP and NAIC SAP that affected the financial statements of JNLNY. NYSDFS has the right to permit specific practices that deviate from prescribed practices. There were no such permitted practice waivers requested by JNLNY in 2017 and 2016.

Financial Statements

Financial statements prepared in accordance with NAIC SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America (“GAAP”) primarily because on a statutory basis:

•                                          Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the National Association of Insurance Commissioners (“NAIC”) and state regulatory authorities;

•                                          assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•                                          an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•                                          an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•                                          the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•                                          accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•                                          policy acquisition costs are charged to operations in the year incurred;

7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

•                                          negative cash balances are reported as negative assets;

•                                          certain income and expense items are charged or credited directly to capital and surplus;

•                                          the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•                                          the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•                                          Deposits to investment contracts and limited payment contracts are included in revenue; and

•                                          future policy benefit reserves are based on statutory mortality and interest requirements without the consideration of withdrawals.

Reinsurance Ceded

•                                          Certain assets and liabilities are reported net of ceded reinsurance balances; and

•                                          provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•                                          Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•                                          other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

•                                          gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•                                          Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Federal Income Taxes

•                                          Changes in deferred federal income taxes, including impact of changes in tax rates due to enactment of the Tax Cuts and Jobs Act, are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of the prior reporting period’s adjusted statutory surplus); and

•                                          uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•                                         In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The Company does not determine net income and equity on a GAAP basis and, therefore, these amounts have not been disclosed.

Revenues and Benefits

Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

8

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies, pricing from additional sources, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the duration and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds. The Company carries short-term investments at amortized cost which approximates fair value.

9

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds and loan-backed and structured securities sold. The IMR is applied as follows:

•                                          for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•                                          the bond must never have been classified as a default security;

•                                          for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company’s amortization method is the grouped method on a prospective basis. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

10

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion (portion above 15% of the prior reporting period’s stand-alone legal entity adjusted statutory capital and surplus) and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities is partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Subsequent Events

The Company evaluated subsequent events through April 26, 2018, the date the statutory financial statements were issued.

11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

(3)         Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in thousands)	account	guarantees	guaranteed	Total	Total
December 31, 2017
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	82,258	82,258	100.0%
Total with market value adjustment or at fair value	$—	$—	$82,258	$82,258	100.0%
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.0%
Not subject to discretionary withdrawal	—	—	—	—	0.0%
Total, gross	$—	$—	$82,258	$82,258	100.00%
Less: Reinsurance ceded	—	—	—	—
Total, net	$—	$—	$82,258	$82,258

December 31, 2016
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—		40,030	40,030	100.0%
Total with market value adjustment or at fair value	$—	$—	$40,030	$40,030	100.0%
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.0%
Not subject to discretionary withdrawal	—	—	—	—	0.0%
Total, gross	$—	$—	$40,030	$40,030	100.00%
Less: Reinsurance ceded	—	—	—	—
Total, net	$—	$—	$40,030	$40,030

12

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

(4)         Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2017		December 31, 2016
		Separate		Separate
		account		account
	Legally	assets	Legally	assets
	insulated	(not legally	insulated	(not legally
(in thousands)	assets	insulated)	assets	insulated)
Product / Transaction:
Individual annuities	$82,258	$—	$40,030	$—
Group annuities	—	—	—	—
Life insurance	—	—	—	—
Total	$82,258	$—	$40,030	$—

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed. No guaranteed benefits are offered on the variable annuity contracts in 2017 and 2016.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in thousands)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2017
Premiums, considerations or deposits	$—	$—	$—	$38,556	$38,560
Reserves
For accounts with assets at:
Fair value	$—	$—	$—	$82,258	$82,258
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$82,258	$82,258
By withdrawal characteristics:
With market value adjustment	$—	$	$	$	$
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	82,258	82,258
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
Subtotal	$—	$—	$—	$82,258	$82,258
Not subject to discretionary withdrawal	—	—	—	—	—
Total reserves	$—	$—	$—	$82,258	$82,258

13

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in thousands)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2016
Premiums, considerations or deposits	$—	$—	$—	$23,516	$23,516
Reserves
For accounts with assets at:
Fair value	$—	$—	$—	$40,030	$40,030
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$40,030	$40,030
By withdrawal characteristics:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	40,030	40,030
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
Subtotal	$—	$—	$—	$40,030	$40,030
Not subject to discretionary withdrawal	—	—	—	—	—
Total reserves	$—	$—	$—	$40,030	$40,030

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2017	2016	2015
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$38,556	$23,516	$16,043
Transfers from separate accounts	3,214	890	125
Net transfers to separate accounts	$35,342	$22,626	$15,918
Reconciling adjustments:

Fees not included in general account transfers	35	19	3

Transfers as reported in the statutory statements of operations	$35,377	$22,645	$15,921

14

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

(5)         Investments

Bonds

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

		Fair value in	Carrying
		excess of	value in
	Carrying	carrying	excess of fair
(in thousands)	value	value	value	Fair value
December 31, 2017
Bonds:
U.S. Government	$2,761	$—	$36	$2,725
Special revenues	100	—	4	96
Hybrid securities	103	2	—	105
Industrial and miscellaneous	3,102	16	15	3,103
Loan-backed and structured securities	276	4	—	280
Total	$6,342	$22	$55	$6,309
December 31, 2016
Bonds:
U.S. Government	$2,787	$—	$24	$2,763
Special revenues	100	—	5	95
Hybrid securities	103	—	1	102
Industrial and miscellaneous	3,448	11	49	3,410
Loan-backed and structured securities	305	1	—	306
Total	$6,743	$12	$79	$6,676

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $205 and $209 as of December 31, 2017 and 2016, respectively.

15

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$—	$—
Due after one year through five years	4,145	4,112
Due after five years through ten years	1,717	1,712
Due after ten years	204	206
Total bonds excluding loan-backed and structured securities	$6,066	$6,030
Loan-backed and structured securities	276	279
Total bonds	$6,342	$6,309

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	value	losses	value	losses	value	losses
December 31, 2017
Bonds:
U.S. Government	$2,725	$36	$—	$—	$2,725	$36
Special revenues	96	4	—	—	96	4
Industrial and miscellaneous	1,856	15	—	—	1,856	15
Loan-backed and structured securities	71	—	—	—	71	—
Total bonds	$4,748	$55	$—	$—	$4,748	$55

December 31, 2016
Bonds:
U.S. Government	$2,763	$24	$—	$—	$2,763	$24
Special revenues	95	5	—	—	95	5
Industrial and miscellaneous	2,678	48	106	2	2,784	50
Loan-backed and structured securities	102	—	—	—	102	—
Total bonds	$5,638	$77	$106	$2	$5,744	$79

As of December 31, 2017, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2017 and 2016.

16

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2017	2016	2015
Bonds	$152	$150	$130
Short term investments and cash	2	—	—
Gross investment income	$154	$150	$130
Investment expenses	16	12	9
Net investment income	$138	$135	$121

No investment income due and accrued was nonadmitted as of December 31, 2017, 2016 and 2015 respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2017	2016	2015
Gross gains on sales	$—	$3	$—
Gross losses on sales	(3)	(3)	(14)
Net realized losses on sales	$(3)	$—	$(14)
Tax (expense) benefit on net gains (losses)	—	—	—
Net realized capital gains (losses), net of tax	$(3)	$—	$(14)
Less: Realized losses transferred to the IMR	(3)	—	(14)
Net realized capital gains (losses), net of tax and transfers to the IMR	$—	$—	$—

For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $0 and $3, respectively. For the year ended December 31, 2016, gross realized gains and gross realized losses on sales of bonds were $3 and $3, respectively. For the year ended December 31, 2015, gross realized gains and gross realized losses on sales of bonds were $0 and $14, respectively

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2017, 2016 and 2015.

17

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

(6)           Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2017 and 2016:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2017
Separate account assets	$82,258	$—	$—	$82,258
Assets at fair value	$82,258	$—	$—	$82,258
Liabilities
Separate account liabilities	$82,258	$—	$—	$82,258
Liabilities at fair value	$82,258	$—	$—	$82,258

December 31, 2016
Assets
Separate account assets	$40,030	$—	$—	$40,030
Assets at fair value	$40,030	$—	$—	$40,030
Liabilities
Separate account liabilities	$40,030	$—	$—	$40,030
Liabilities at fair value	$40,030	$—	$—	$40,030

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described in Note 2.

	Fair Value
				Total fair	Carrying
(in thousands)	Level 1	Level 2	Level 3	value	value
December 31, 2017(1)
Assets:
Bonds	$2,725	$3,584	$—	$6,309	$6,342
Cash and short-term investments	515	—	—	515	515
Total assets	$3,240	$3,584	$—	$6,824	$6,857

December 31, 2016
Assets:
Bonds	$—	$6,676	$—	$6,676	$6,743
Cash and short-term investments	756	—	—	756	756
Total assets	$756	$6,676	$—	$7,432	$7,499

(1)         Change in investment accountant resulted in $2.7M of US Treasury bonds being classified as a pricing level 1 in 2017 vs. level 2 in 2016.

18

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

(7)         Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$248	$—	$248
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	$248	$—	$248
Less: Deferred tax assets nonadmitted	143	—	143
Net admitted deferred tax assets	$105	$—	$105
Less: Deferred tax liabilities	—	21	21
Net admitted deferred tax assets	$105	$(21)	$84

	December 31, 2016
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$217	$—	$217
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	$217	$—	$217
Less: Deferred tax assets nonadmitted	147	—	147
Net admitted deferred tax assets	$70	$—	$70
Less: Deferred tax liabilities	—	—	—
Net admitted deferred tax assets	$70	$—	$70

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2017	2016	Change
Adjusted gross deferred tax assets	$248	$217	$31
Total deferred tax liabilities	21	—	21
Net deferred tax assets	$227	$217	$10
Less: Tax effect of unrealized gains			—
Change in deferred income tax			$10

19

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized(1)	84	—	84
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	—	21	21
Admitted deferred tax assets	$84	$21	$105

	December 31, 2016
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$70	$—	$70
Adjusted gross deferred tax assets expected to be realized(1)	—	—	—
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	—	—	—
Admitted deferred tax assets	$70	$—	$70

(1)         For the years ended December 31, 2017 and 2016, the threshold limitation for adjusted capital and surplus was $1 million and $92 thousand, respectively. Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $6.7 million and $7.0 million as of December 31, 2017 and 2016, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 11,993% and 14,323% as of December 31, 2017 and 2016, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2017
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	December 31, 2016
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

There are no temporary differences for which deferred tax liabilities are not recognized.

20

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2017	2016	Change
Deferred tax assets
Ordinary:
Investments	$—	$4	$(4)
Deferred acquisition costs	248	213	35
Subtotal	$248	$217	$31
Nonadmitted	143	147	(4)
Admitted deferred tax assets	$105	$70	$35

Deferred tax liabilities
Capital:
Investments	$21	$—	$21
Subtotal	$21	$—	$21
Deferred tax liabilities	$21	$—	$21
Net deferred tax assets	$84	$70	$14

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2017 and 2016.

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2017	2016	2015
Current income tax (benefit) expense	$149	$46	$43
Change in deferred income tax (without tax on unrealized gains and losses)	(10)	22	(92)
Total income tax benefit reported	$139	$68	$(49)
Income before income and capital gains taxes	$(181)	$290	$(217)
Federal statutory tax rate	35%	35%	35%
Expected income tax benefit at 35% statutory tax rate	$(63)	$(102)	$(76)
Decrease in actual tax reported resulting from:
Dividends received deduction	(2)	—	—
Amortization of Interest Maintenance Reserve	1	1	—
Change in non-admitted	—	146	—
Realized Gains & Losses — Contributed Assets	—	15	14
Amortization of Premium — Contributed Assets	—	12	18
Tax Return True-up	—	(4)	—
Impact of enacted tax law changes(1)	151	—	—
Other	52	—	(5)
Total income tax benefit reported	$139	$68	$(49)

(1) Represents the remeasurement of deferred tax assets and liabilities as a result of the Act.

The Company does not have federal income tax expense available for recoupment in the event of future net losses as of December 31, 2017, 2016 and 2015.

21

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

For the period ended March 1, 2017, the Company was included in a consolidated federal income tax return with its parent, Jefferson National Financial Corp. and its affiliates, Jefferson National Life Insurance Company of New York, JNF Advisors, Inc. and Jefferson National Securities Corporation. The Company had a written agreement, approved by the Company’s Board of Directors, which set forth the manner in which the total combined federal income tax was allocated to each entity which was a party to the consolidation. Pursuant to this agreement, the Company had the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Effective March 2, 2017, the Company began filing a consolidated federal income tax return with its parent Jefferson National Life Insurance Company. On that date, the Company became subject to a tax allocation agreement which was approved by its Board of Directors. Under this agreement, the method of allocation among the companies is based upon separate return calculations with current benefits and tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2017 and 2016.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(8)         Reinsurance

The Company had no reinsurance agreements in 2017 and 2016.

(9)         Transactions with Affiliates

Effective April 1, 2015, the Company entered into a service agreement with JN Financial. The agreement covered certain general and administrative expenses. During 2017 and 2016, operating expenses of $364, $380 and $235, respectively, were charged to the Company and are reflected in the accompanying statutory basis statement of operations. Amounts due to JN Financial were $22 and $30 at December 31, 2017 and 2016, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective April 1, 2015, the Company entered into a Distribution Agreement with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2017, 2016 and 2015 under this agreement was $52, $83 and $82, respectively.

JNF Advisors, Inc. (“JNA”) is the advisor for several variable insurance trust mutual funds offered by the Company through its variable annuity products. JNA is a subsidiary of JN Financial.

The Company reported $112 and $47 at December 31, 2016 and 2015, respectively, due to its parent, JNL.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

During 2017 and 2016, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

(10)  Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may,

22

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(11)  Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of New York, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

Dividends to shareholders are limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days’ prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Company had no earned surplus at December 31, 2017 and 2016; therefore, no dividend payout is available.

23

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Schedule 1 Supplemental Insurance Information

As of December 31, 2017
(in thousands)
Investment income earned:
U.S. Government bonds	$42
Other bonds (unaffiliated)	110
Cash, cash equivalents and short-term investments	2
Gross investment income	$154
Bonds (including short-term) by NAIC designation and maturity:
Bonds by maturity - carrying value
Due within one year	$42
Over 1 year through 5 years	4,175
Over 5 years through 10 years	1,921
Over 10 years through 20 years	—
Over 20 years	204
Total by maturity	$6,342

Bonds (including short-term) by NAIC designation - carrying value
NAIC 1	$4,472
NAIC 2	1,870
NAIC 3	—
NAIC 4	—
NAIC 5	—
NAIC 6	—
Total by NAIC designation	$6,342

Total bonds publicly traded	$6,135
Total bonds privately placed	$207
Short-term investments - book value	$433
Cash on deposit	$82

Annuities:
Ordinary
Deferred - fully paid account balance	$82,258

24

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Schedule I                                      Summary of Investments — Other Than Investments in Related Parties

As of December 31, 2017 (in thousands)

Column A	Column B	Column C	Column D
			Amount at which is
			shown in the statutory
			statements of admitted
		Fair	assets, liabilities,
Type of investment	Cost	value	capital and surplus
Bonds:
U.S government and agencies	$2,761	$2,725	$2,761
Obligations of states and political subdivisions	100	96	100
Public utilities	420	417	420
All other corporate, mortgage-backed and asset-backed securities	3,061	3,071	3,061
Total bonds	$6,342	$6,309	$6,342
Common stocks:
Industrial, miscellaneous and all other	—	—	—
Total stocks	$—	$—	$—
Mortgage loans	—		—
Short-term investments	—		—
Policy loans	—		—
Other long-term investments	—		—
Total invested assets	$6,342		$6,342

Schedule IV                             Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2017
Life insurance in force	$—	$—	$—	$—	—
Life insurance premiums	$—	$—	$—	$—	—

2016
Life insurance in force	$—	$—	$—	$—	—
Life insurance premiums(1)	$—	$—	$—	$—	—

2015
Life insurance in force	$—	$—	$—	$—	—
Life insurance premiums(1)	$—	$—	$—	$—	—

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

25

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2017, 2016 and 2015 Statutory Financial Statements (in thousands)

Schedule V                                  Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in thousands)

Column A	Column B	Column C		Column D	Column E
	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2017
Valuation allowances - net deferred tax assets	$—	$—	$—	$—	$—

2016
Valuation allowances - net deferred tax assets	$—	$—	$—	$—	$—

2015
Valuation allowances - net deferred tax assets	$—	$—	$—	$—	$—

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

26

PART C
OTHER INFORMATION

ITEM 24.              FINANCIAL STATEMENTS AND EXHIBITS

(a)                                 Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company of New York at December 31, 2017 and 2016, and for the three years ended December 31, 2017, 2016, and 2015.

The financial statements of Jefferson National Life of New York Annuity Account 1 at December 31, 2017 and for each of the two years ended December 31, 2017, and 2016.

(b)   Exhibits

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

(1)	(a)	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.	(1)

(2)	(a)	Form of Policy Form	(1)

(3)	(a)	Form of Annuity Application	(1)

	(b)	Form of Annuity Application (JNL NY 6005-2)	(4)

(4)	(a)	Form of IRA Endorsement	(1)

	(b)	Form of Roth IRA Endorsement	(1)

	(c)	Form of Return of Premium Enhanced Death Benefit Rider	(4)

(5)	(a)	Opinion and Consent of Counsel	(4)

(6)		Powers of Attorney	(1)
	(a)	Mitchell H. Caplan

	(b)	Laurence P. Greenberg	(1)

	(c)	Joseph F. Vap	(1)

	(d)	James Burke	(4)

	(e)	Timothy G. Frommeyer	(4)

	(f)	Rondal Ransom	(4)

	(g)	Kirt A. Walker	(4)

	(h)	John Lopes	(4)

(7)	(a)	Form of amendment dated January 1, 2015 to Participation Agreement among The Alger American Fund, Fred Alger & and Jefferson National Life Insurance Company	(2)

	(b)	Form of Amendment dated January 1, 2015 to Participation Agreement dated January 1, 2015 by and among Jefferson National Securities Corporation, Jefferson National Life Insurance Company, Jefferson National Life Insurance Company Of New York, AllianceBernstein L.P. and AllianceBernstein Investments, Inc.	(2)

	(c)	Form of amendment dated November 14, 2014 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc. And ALPS Advisors, Inc.	(2)

(d)		Form of Amendment dated October 1, 2014 to Participation Agreement dated November 15, 1997 by and between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company Of New York and American Century Investment Services, Inc.	(2)

(e)		Form of Amendment dated December 2, 2014 to Participation Agreement dated November 13, 2013 between Jefferson National Life Insurance Company, American Funds Distributors, American Funds Services Company and American Funds Insurance series.	(2)

(f)		Form of Participation Agreement dated Dec 17, 2014 by and among Blackrock Variable Series Funds, Blackrock Investments, and Jefferson National Life Insurance Company of New York.	(2)

(g)		Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors.	(2)

	(ii)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc	(4)

(h)		Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2000 between Jefferson National Life Insurance Company, Columbia Funds Variable Series Trust, and Columbia Management Investment Advisers.	(2)

(i)		Form of amendment dated December 9, 2014 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company, Credit Suisse Trust, and Credit Suisse Asset Management Securities Inc.	(2)

(j)		Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2005 among The Direxion Insurance Trust, Rafferty Asset Management, and Jefferson National Life Insurance Company.	(2)

(k)		Form of amendment dated November 20, 2014 to Participation Agreement dated August 27, 2010 by and among Jefferson National Life Insurance Company , Jefferson National Life Insurance Company Of New York, DFA Investment Dimensions Group, Inc., and DFA Securities LLC	(2)

(l)		Form of Participation Agreement dated January 12, 2015 between Jefferson National Life Insurance Company Of New York and the Dreyfus Corporation	(2)

(m)		Form of Participation Agreement dated December 1, 2014 by and between Easton Vance Variable Trust, Easton Vance Distributors, and Jefferson National Life Insurance Company Of New York	(2)

(n)		Form of Participation Agreement dated February 1, 2015 among Federated Insurance Series, Federated Securities Corp, and Jefferson National Life Insurance Company Of New York.	(2)

(o)		Form of Participation Agreement dated November 2014 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Jefferson National Life Insurance Company Of New York	(2)

(p)		Form of Participation Agreement dated January 1, 2015 by and among Jefferson National Life Insurance Company Of New York, First Eagle Variable Funds, and FEP Distributors, LLC.	(2)

(q)		Form of Participation Agreement dated January 1, 2015 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company Of New York.	(2)

(r)		Form of amendment dated December, 2014 to PA dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, and Jefferson National Life Insurance Company	(2)

(s)		Form of Participation Agreement dated January 1, 2015 by and among Invesco Variable Insurance Funds, Invesco Distributors, Inc., Jefferson National Life Insurance Company , Jefferson National Life Insurance Company NY, and Jefferson National Securities Corporation.	(2)

(t)		Form of Participation Agreement dated December 2014 by and between Jefferson National Life Insurance Company Of New York, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios.	(2)

	(ii)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company.	(4)

(u)		Form of amendment dated January 1, 2015 to Participation Agreement dated February 1, 2001 between Janus Aspen Series, Janus Distributors, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York.	(2)

(v)		Form of Participation Agreement dated January 1, 2015 by and among Jefferson National Life Insurance Company Of New York, Lazard Asset Management Securities, and Lazard Retirement Series.	(2)

(w)		Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2004 by and among Legg Mason Investor Services, and Jefferson National Life Insurance Company.	(2)

	(i)	Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life insurance Company of New York and Legg Mason Investor Services, LLC.	(3)

(x)		Form of Participation Agreement dated December 1, 2014 by and between Lord Abbett Series Fund, Lord Abbett Distributor, and Jefferson National Life Insurance Company Of New York.	(2)

(y)		Form of amendment dated December 1, 2014 among The Merger Fund VL, Westchester Capital Management, Inc. and Jefferson National Life Insurance Company.	(2)

(z)		Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2007 among Jefferson National Life Insurance Company, Nationwide Variable Trust, and Nationwide Fund Distributors.	(2)

	(ii)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC , Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York May 1, 2017	(4)

(aa)		Form of amendment dated January 1, 2015 to Participation Agreement dated April 30, 1997 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management LLC, and Jefferson National Life Insurance Company.	(2)

(bb)	(i)	Form of amendment dated December, 2014 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company.	(2)

	(ii)	Form of amendment dated September 30, 2015 to Participation Agreement dated Juyly 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company.	(3)

(cc)		Form of amendment dated December 5, 2014 to Participation Agreement dated November 16, 2011 by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, and Jefferson National Life Insurance Company	(2)

(dd)		Form of amendment dated January 1, 2015 to Participation Agreement by and among Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, Pacific Investment Management Company, PIMCO Variable Insurance Trust and PIMCO Investments	(2)

(ee)		Form of amendment dated December, 2014 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc.	(2)

(ff)		Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, Profunds, Access One Trust, and Profund Advisors	(2)

(gg)		Form of amendment dated November 10, 2014 to Participation Agreement dated November 12, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Putnam Retail Management Limited Partnership and Putnam Variable Trust.	(2)

(hh)		Forn of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insuranc eCompany, Royce Capital Fund, and Royce & Associates, LLC.	(2)

	(ii)		Form of amendment dated November 18, 2014 to Participation Agreemend dated July 27, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, and Jefferson National Life Insurance Company.	(2)

	(jj)		Form of amendment dated November, 2014 to Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company	(2)

	(kk)		Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company and T. Rowe Price Investment Services.	(2)

	(ll)		Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(2)

	(mm)		Form of amendment dated January 1, 2015 to Participation Agreement dated September, 2010 among Timothy Plan, Timothy Partners, and Jefferson National Life Insurance Company.	(2)

	(nn)		Form of amendment dated January 1, 2015 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust, Van Eck Associates, and Jefferson National Life Insurance Company.	(2)

	(oo)		Form of Participation Agreement dated February, 2015 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Jefferson National Life Insurance Company of New York.	(2)

	(pp)		Form of Participation Agreement dated January 1, 2015 among Jefferson National Life Insurance Company of New York, Virtus Variable Insurance Trust and VP Distributors, LLC.	(2)

	(qq)		Form of Participation Agreement dated January 15, 2015 among Wells Fargo Variable Trust, and Jefferson National Life Insurance Company of New York	(2)

	(rr)	(i)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company of New York, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P.	(3)

	(ss)	(i)	Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc.	(3)

	(tt)	(i)	Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC	(3)

	(uu)	(i)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company of New York, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management	(3)

	(vv)	(i)	Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company of New York, and MFS Fund Distributors, Inc.	(3)

	(zz)	(i)	Form of Participation Agreement dated October 31, 2016 between Northern Lights Fund Trust IV and Jefferson National Life Insurance Company of New York	(4)

	(aaa)	(i)	Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC.	(4)

(8)			Consent of Independent Registered Public Accounting Firm	(3)

(1)           Incorporated herein by reference to initial Registration Statement for Jefferson National Life of New York Annuity Account 1 (File Nos. 333-198590 and 811-22994) filed electronically on Form N-4 on September 5, 2014 (Accession Number 0001104659-14-064956)

(2)           Incorporated herein by reference to Pre-Effective Amendment 1 to the initial Registration Statement for Jefferson National Life of New York Annuity Account 1 (File Nos. 333-198590 and 811-22994) filed electronically on Form N-4 on April 9, 2015 (Accession Number 0001104659-15-02669)

(3)           Incorporated herein by reference to Pre-Effective Amendment 2 to the initial Registration Statement for Jefferson National Life of New York Annuity Account 1 (File Nos. 333-198590 and 811-22994) filed electronically on Form N-4 on April 25, 2016 (Accession Number 0001104659-16-113484)

(4)           Incorporated herein by reference to Pre-Effective Amendment 3 to the initial Registration Statement for Jefferson National Life of New York Annuity Account 1 (File Nos. 333-198590 and 811-22994) filed electronically on Form N-4 on April 28, 2017 (Accession Number 0001104659-17-027445)

(5)           Filed herewith.

ITEM 25.              DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Positions and Offices with Depositor
Biesecker, Pamela A. (1)	Vice President-Head of Taxation
Borgert, Robert C.	Associate Vice President-Marketing - Nationwide Advisory Solutions
Cameron, James K.	Associate Vice President-Business Strategy - Nationwide Advisory Solutions
Chandler, Jeffrey S.	Associate Vice President-Business Solutions Area - Nationwide Advisory Solutions
Conner, David A. (1)	Associate Vice President and Assistant Treasurer
Dwyer, Timothy J. (1)	Vice President and Assistant Treasurer
Hacker, Hope C. (1)	Assistant Treasurer
Hartman, Mark E. (1)	Associate Vice President and Assistant Secretary
Walker, Kirt A. (1)	Chairman of the Board
Hawley, Craig A.	President
Hinze, Keith W. (1)	Assistant Secretary
Horner, III, Robert W. (1)	Vice President and Secretary
Muntean, Nicholas P. (1)	Vice President-Associate Solutions
Raible, Ann M.	Associate Vice President-Business Development - Nationwide Advisory Solutions
Ransom, Rondal L. (1)	Vice President-Integrated Relationship Strategies
Richards, Kathy R. (1)	Associate Vice President and Assistant Secretary
Sullivan, Kevin P.	Associate Vice President-Sales - Nationwide Advisory Solutions
Vap, Joseph F.	Associate Vice President and Treasurer
Zureich, Sarah E. (1)	Associate Vice President and Assistant Treasurer

(1)          The business address of these directors and officers is 1 Nationwide Plaza, Columbus, OH 43215

ITEM 26.              PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant.  Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Jefferson National Financial Corp. is either wholly-owned or majority owned by Nationwide Life Insurance Company) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life Insurance Company(2)	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance,

fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware

A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.

Jefferson National Life Insurance Company(2)	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Account C(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account E (2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account F(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account G(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Insurance Company of New York(2),(3)	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1 (2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8(2),(3)	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-9(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1(2),(3)	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1(2),(3)	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation(3)	Oklahoma

This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Financial Assignment Company(3)	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC(3)	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC(3)	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company(2),(3)	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Nationwide VA Separate Account-A(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A(2),(3)	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A(2),(3)	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC(3)	Vermont	The company is a captive life reinsurance company.

ITEM 27.                                           NUMBER OF CONTRACT OWNERS

As of March 6, 2018, the number of Monument Advisor NY contracts funded by Jefferson National Life Annuity Account 1 was 257 of which 5 were a qualified contract and 252 were non-qualified contracts.

ITEM 28.                                           INDEMNIFICATION

Any person made or threatened to be made a party to an action or proceeding, whether civil or criminal, by reason of the fact that he or she or his or her testator or testatrix or intestate then is or was a Director, officer, or employee of the Company, or then serves or has served any other corporation in any capacity at the request of the Company, shall be indemnified by the Company against expenses, judgments, fines, and amounts paid in settlement to the full extent that officers and Directors are permitted to be indemnified by the laws of the State of New York.  The provisions of this article shall not adversely affect any right to indemnification which any person may have apart from the provisions of this article.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                                           PRINCIPAL UNDERWRITERS

(a)                                 Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F

Jefferson National Life Annuity Account G

(b)                                 Jefferson National Securities Corporation (“JNSC”) is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place Louisville, KY 40223, unless otherwise indicated.

NAME	POSITIONS AND OFFICES
Craig A. Hawley	President, General Counsel and Secretary
Jon Hurd*	Financial & Operations Principal
James Rabenstine	AML Officer

*                                         The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c)                                  JNSC retains no compensation or commissions from the registrant.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	COMPENSATION
Jefferson National Securities Corporation	None	None	None	None

ITEM 30.                                           LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company of  New York, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31.                                           MANAGEMENT SERVICES

Not Applicable.

ITEM 32.                                           UNDERTAKINGS

(a)                                 Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)                                 Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.                                           REPRESENTATIONS

(A)                               Jefferson National Life Insurance Company of New York (the “Company”) hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B)                               The Securities and Exchange Commission (the “SEC”) issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3)                                 Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4)                                 Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Louisville, and State of Kentucky, on April 25, 2018.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(Depositor)

(By:	/s/ Craig A. Hawley *
Name:	Craig A. Hawley Depositor)
Title:	PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Joseph F. Vap	Director, Associate Vice President and Treasurer	4/25/2018
Name: Joseph F. Vap

/s/ James R. Burke*	Director	4/25/2018

/s/ Timothy G. Frommeyer*	Director	4/25/2018

/s/ Rondal L. Ransom*	Director, Vice President	4/25/2018

/s/ Kirt A. Walker*	Director, Chairman of the Board	4/25/2018

/s/ Craig Hawley	Director, President	4/25/2018
Name: Craig A. Hawley*
Attorney in Fact

EXHIBIT INDEX

(5)	(a)	Opinion and Consent of Counsel

(8)	(a)	Consent of Independent Registered Public Accounting Firm